Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Central Index Key	0000922864
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
AIMCO PROPERTIES, L.P
Entity Registrant Name	AIMCO PROPERTIES LP
Entity Central Index Key	0000926660
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Buildings and improvements	$ 6,390,253	$ 6,223,885
Land	1,943,166	1,929,018
Total real estate	8,333,419	8,152,903
Less accumulated depreciation	(2,820,765)	(2,562,574)
Net real estate ($599,302 and $773,233 related to VIEs)	5,512,654	5,590,329
Cash and cash equivalents ($23,599 and $43,286 related to VIEs)	84,413	91,066	111,325	81,260
Restricted cash ($38,576 and $41,724 related to VIEs)	146,859	183,970
Accounts receivable, net ($1,961 and $8,434 related to VIEs)	34,020	41,796
Notes receivable	102,897	111,205
Other assets ($221,638 and $70,930 related to VIEs)	520,537	382,949
Assets held for sale	0	470,547
Total assets	6,401,380	6,871,862
LIABILITIES AND EQUITY
Non-recourse property debt ($495,012 and $617,823 related to VIEs)	4,688,447	4,772,774
Accounts payable	30,747	32,607
Accrued liabilities and other ($162,765 and $79,573 related to VIEs)	318,669	282,451
Deferred income	128,577	138,808
Liabilities related to assets held for sale	0	417,164
Total liabilities	5,166,440	5,643,804
Preferred noncontrolling interests in Aimco Operating Partnership	80,046	83,384
Commitments and contingencies (Note 10)	0	0
Equity:
Perpetual Preferred Stock (Note 12)	68,114	657,114
Common Stock, $0.01 par value, 505,787,260 and 480,887,260 shares authorized, 145,563,903 and 120,916,294 shares issued/outstanding at December 31, 2012 and 2011, respectively	1,456	1,209
Additional paid-in capital	3,712,684	3,098,333
Accumulated other comprehensive loss	(3,542)	(6,860)
Distributions in excess of earnings	(2,863,287)	(2,841,467)
Total Aimco equity	915,425	908,329
Noncontrolling interests in consolidated real estate partnerships	271,065	270,666
Common noncontrolling interests in Aimco Operating Partnership	(31,596)	(34,321)
Total equity	1,154,894	1,144,674	1,306,772	1,534,703
Total liabilities and equity	6,401,380	6,871,862
AIMCO PROPERTIES, L.P
ASSETS
Buildings and improvements	6,390,253	6,223,885
Land	1,943,166	1,929,018
Total real estate	8,333,419	8,152,903
Less accumulated depreciation	(2,820,765)	(2,562,574)
Net real estate ($599,302 and $773,233 related to VIEs)	5,512,654	5,590,329
Cash and cash equivalents ($23,599 and $43,286 related to VIEs)	84,413	91,066	111,325	81,260
Restricted cash ($38,576 and $41,724 related to VIEs)	146,859	183,970
Accounts receivable, net ($1,961 and $8,434 related to VIEs)	34,020	41,796
Notes receivable	102,897	111,205
Other assets ($221,638 and $70,930 related to VIEs)	520,537	382,949
Assets held for sale	0	470,547
Total assets	6,401,380	6,871,862
LIABILITIES AND EQUITY
Non-recourse property debt ($495,012 and $617,823 related to VIEs)	4,688,447	4,772,774
Accounts payable	30,747	32,607
Accrued liabilities and other ($162,765 and $79,573 related to VIEs)	318,669	282,451
Deferred income	128,577	138,808
Liabilities related to assets held for sale	0	417,164
Total liabilities	5,166,440	5,643,804
Reedemable preferred units	80,046	83,384	103,428	116,656
Commitments and contingencies (Note 10)	0	0
Equity:
Preferred units	68,114	657,114
General Partners and Special Limited Partner	847,311	251,215
Limited Partners	(31,596)	(34,321)
Partners' capital attributable to the Aimco Operating Partnership	883,829	874,008
Noncontrolling interests in consolidated real estate partnerships	271,065	270,666
Total partners' capital	1,154,894	1,144,674	1,324,002	1,551,074
Total liabilities and equity	$ 6,401,380	$ 6,871,862

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net real estate related to VIEs	$ 599,302	$ 773,233
Cash and cash equivalents related to VIEs	23,599	43,286
Restricted cash related to VIEs	38,576	41,724
Accounts receivable, net related to VIEs	1,961	8,434
Other assets related to VIEs	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued liabilities and other related to VIEs	162,765	79,573
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	505,787,260	480,887,260
Common Stock, shares issued	145,563,903	120,916,294
Common Stock, shares outstanding	145,563,903	120,916,294
AIMCO PROPERTIES, L.P
Net real estate related to VIEs	599,302	773,233
Cash and cash equivalents related to VIEs	23,599	43,286
Restricted cash related to VIEs	38,576	41,724
Accounts receivable, net related to VIEs	1,961	8,434
Other assets related to VIEs	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued liabilities and other related to VIEs	$ 162,765	$ 79,573

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
REVENUES:
Rental and other property revenues	$ 991,428	[1]	$ 943,258	[1]	$ 922,910	[1]
Tax credit and asset management revenues	41,769		38,661		35,630
Total revenues	1,033,197		981,919		958,540
OPERATING EXPENSES:
Property operating expenses	402,225	[1]	405,866	[1]	415,513	[1]
Investment management expenses	12,008		10,459		14,477
Depreciation and amortization	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses	8,349	[1]	915	[1]	65	[1]
General and administrative expenses	49,602		50,906		53,374
Other expenses, net	15,776		17,796		9,267
Total operating expenses	833,037		828,762		855,957
Operating income	200,160		153,157		102,583
Interest income	9,913		9,681		9,769
Recovery of (provision for) losses on notes receivable, net	3,375		509		(949)
Interest expense	(246,761)		(290,168)		(276,538)
Equity in losses of unconsolidated real estate partnerships	(4,408)		(17,721)		(23,112)
Gain on dispositions of interests in unconsolidated real estate and other	21,886		2,398		10,631
Loss before income taxes and discontinued operations	(15,835)		(142,144)		(177,616)
Income tax benefit	929		6,541		16,839
Loss from continuing operations	(14,906)		(135,603)		(160,777)
Income from discontinued operations, net	210,267		77,439		71,153
Net income (loss)	195,361		(58,164)		(89,624)
Noncontrolling interests:
Net (income) loss attributable to noncontrolling interests in consolidated real estate partnerships	(51,218)		257		13,301
Net income attributable to preferred noncontrolling interests in Aimco Operating Partnership	(6,496)		(6,683)		(4,964)
Net (income) loss attributable to common noncontrolling interests in Aimco Operating Partnership	(5,191)		7,503		9,559
Net (income) loss attributable to noncontrolling interests	(62,905)		1,077		17,896
Net income (loss) attributable to the company	132,456		(57,087)		(71,728)
Net income attributable to the company's preferred equityholders	(49,888)		(45,852)		(53,590)
Net income attributable to participating securities	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	82,146		(103,161)		(125,318)
Earnings (loss) attributable to the company's common equityholders - basic and diluted (Note 9):
Loss from continuing operations attributable to the company's common equityholders ( In dollars per share/unit)	$ (0.59)		$ (1.22)		$ (1.48)
Income from discontinued operations attributable to the company's common equityholders (In dollars per share/unit)	$ 1.2		$ 0.36		$ 0.4
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.61		$ (0.86)		$ (1.08)
Weighted average common shares outstanding - basic and diluted (in dollars per share)	134,479		119,312		116,369
AIMCO PROPERTIES, L.P
REVENUES:
Rental and other property revenues	991,428		943,258		922,910
Tax credit and asset management revenues	41,769		38,661		35,630
Total revenues	1,033,197		981,919		958,540
OPERATING EXPENSES:
Property operating expenses	402,225		405,866		415,513
Investment management expenses	12,008		10,459		14,477
Depreciation and amortization	345,077		342,820		363,261
Provision for real estate impairment losses	8,349		915		65
General and administrative expenses	49,602		50,906		53,374
Other expenses, net	15,776		17,796		9,267
Total operating expenses	833,037		828,762		855,957
Operating income	200,160		153,157		102,583
Interest income	9,913		10,980		10,628
Recovery of (provision for) losses on notes receivable, net	3,375		509		(949)
Interest expense	(246,761)		(290,168)		(276,538)
Equity in losses of unconsolidated real estate partnerships	(4,408)		(17,721)		(23,112)
Gain on dispositions of interests in unconsolidated real estate and other	21,886		2,398		10,631
Loss before income taxes and discontinued operations	(15,835)		(140,845)		(176,757)
Income tax benefit	929		6,541		16,839
Loss from continuing operations	(14,906)		(134,304)		(159,918)
Income from discontinued operations, net	210,267		77,439		71,153
Net income (loss)	195,361		(56,865)		(88,765)
Noncontrolling interests:
Net (income) loss attributable to noncontrolling interests in consolidated real estate partnerships	(51,218)		257		13,301
Net (income) loss attributable to noncontrolling interests	(51,218)		257		13,301
Net income (loss) attributable to the company	144,143		(56,608)		(75,464)
Net income attributable to the company's preferred equityholders	(56,384)		(52,535)		(58,554)
Net income attributable to participating securities	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	$ 87,337		$ (109,365)		$ (134,018)
Earnings (loss) attributable to the company's common equityholders - basic and diluted (Note 9):
Loss from continuing operations attributable to the company's common equityholders ( In dollars per share/unit)	$ (0.59)		$ (1.21)		$ (1.47)
Income from discontinued operations attributable to the company's common equityholders (In dollars per share/unit)	$ 1.2		$ 0.35		$ 0.4
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.61		$ (0.86)		$ (1.07)
Weighted average common shares outstanding - basic and diluted (in dollars per share)	142,614		127,681		124,747

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 195,361	$ (58,164)	$ (89,624)
Other comprehensive income (loss):
Unrealized losses on interest rate swaps	(2,581)	(5,885)	(2,747)
Losses on interest rate swaps reclassified into earnings from accumulated other comprehensive loss	1,673	1,667	1,642
Unrealized gains (losses) on debt securities classified as available-for-sale	4,341	(1,509)	0
Other comprehensive income (loss)	3,433	(5,727)	(1,105)
Comprehensive income (loss)	198,794	(63,891)	(90,729)
Comprehensive (income) loss attributable to noncontrolling interests	(63,020)	2,020	18,063
Comprehensive income (loss) attributable to entity	135,774	(61,871)	(72,666)
AIMCO PROPERTIES, L.P
Net income (loss)	195,361	(56,865)	(88,765)
Other comprehensive income (loss):
Unrealized losses on interest rate swaps	(2,581)	(5,885)	(2,747)
Losses on interest rate swaps reclassified into earnings from accumulated other comprehensive loss	1,673	1,667	1,642
Unrealized gains (losses) on debt securities classified as available-for-sale	4,341	(1,509)	0
Other comprehensive income (loss)	3,433	(5,727)	(1,105)
Comprehensive income (loss)	198,794	(62,592)	(89,870)
Comprehensive (income) loss attributable to noncontrolling interests	(51,134)	697	13,468
Comprehensive income (loss) attributable to entity	$ 147,660	$ (61,895)	$ (76,402)

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Distributions in Excess of Earnings	Total Aimco Equity	Noncontrolling Interests
Beginning Balances at Dec. 31, 2009	$ 1,534,703	$ 660,500	$ 1,165	$ 3,071,273	$ (1,138)	$ (2,492,082)	$ 1,239,718	$ 294,985
Beginning Balances, Shares at Dec. 31, 2009		24,940,000	116,480,000
Issuance of Preferred Stock, Shares		4,000,000
Issuance of Preferred Stock	94,755	98,101		(3,346)			94,755
Redemption and repurchase of Preferred Stock	(98,000)	(101,000)		4,511		(1,511)	(98,000)
Redemption and repurchase of Preferred Stock, Shares		(4,040,000)
Issuance of Common Stock	14,046		6	14,040			14,046
Issuance of Common Stock, Shares			600,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	6,854							6,854
Redemption of Aimco Operating Partnership units	(3,571)							(3,571)
Officer and employee stock awards and related amounts, net, Shares			(555,000)
Officer and employee stock awards and related amounts, net	2,753		5	2,748			2,753
Amortization of stock option and restricted stock compensation cost	8,182			8,182			8,182
Contributions from noncontrolling interests	7,422							7,422
Adjustment to noncontrolling interests from consolidation of entities	6,324							6,324
Adjustment to noncontrolling interests related to revision of investment balances	(38,718)							(38,718)
Effect of changes in ownership for consolidated entities	(21,858)			(27,391)			(27,391)	5,533
Cumulative effect of a change in accounting principle	23,155					(27,724)	(27,724)	50,879
Change in accumulated other comprehensive loss	(1,105)				(938)		(938)	(167)
Other, net	1,404			279		(751)	(472)	1,876
Other, net, shares			8,000
Net income (loss)	(94,588)					(71,728)	(71,728)	(22,860)
Distributions to noncontrolling interests	(47,827)							(47,827)
Common Stock dividends	(35,080)					(35,080)	(35,080)
Preferred Stock dividends	(52,079)					(52,079)	(52,079)
Ending Balances at Dec. 31, 2010	1,306,772	657,601	1,176	3,070,296	(2,076)	(2,680,955)	1,046,042	260,730
Ending Balances, Shares at Dec. 31, 2010		24,900,000	117,643,000
Issuance of Preferred Stock, Shares		869,000
Issuance of Preferred Stock	19,990	21,075		(1,085)			19,990
Redemption and repurchase of Preferred Stock	(16,366)	(21,562)		1,292		3,904	(16,366)
Redemption and repurchase of Preferred Stock, Shares		(863,000)
Issuance of Common Stock	71,942		29	71,913			71,942
Issuance of Common Stock, Shares			2,914,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	168
Redemption of Aimco Operating Partnership units	(6,059)							(6,059)
Officer and employee stock awards and related amounts, net, Shares			(317,000)
Officer and employee stock awards and related amounts, net	2,107		3	2,094		10	2,107
Amortization of stock option and restricted stock compensation cost, Shares			42,000
Amortization of stock option and restricted stock compensation cost	5,883		1	5,882			5,883
Contributions from noncontrolling interests	12,358							12,358
Effect of changes in ownership for consolidated entities	(22,298)			(52,059)			(52,059)	29,761
Change in accumulated other comprehensive loss	(5,727)				(4,784)		(4,784)	(943)
Other, net	(15)							(15)
Net income (loss)	(64,847)					(57,087)	(57,087)	(7,760)
Distributions to noncontrolling interests	(51,727)							(51,727)
Common Stock dividends	(57,583)					(57,583)	(57,583)
Preferred Stock dividends	(49,756)					(49,756)	(49,756)
Ending Balances at Dec. 31, 2011	1,144,674	657,114	1,209	3,098,333	(6,860)	(2,841,467)	908,329	236,345
Ending Balances, Shares at Dec. 31, 2011		24,906,000	120,916,000
Issuance of Preferred Stock, Shares		405,000
Issuance of Preferred Stock	9,818	10,039		(221)			9,818
Redemption and repurchase of Preferred Stock	(600,938)	(599,039)		20,727		(22,626)	(600,938)
Redemption and repurchase of Preferred Stock, Shares		(24,037,000)
Issuance of Common Stock	594,379		221	594,158			594,379
Issuance of Common Stock, Shares			22,144,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	4,553
Redemption of Aimco Operating Partnership units	(11,079)							(11,079)
Amortization of stock option and restricted stock compensation cost, Shares			36,000
Amortization of stock option and restricted stock compensation cost	5,223			5,223			5,223
Exercises of stock options, Shares			2,253,000
Exercises of stock options	48,907		24	48,883			48,907
Contributions from noncontrolling interests	2,928							2,928
Effect of changes in ownership for consolidated entities	(53,240)			(54,799)			(54,799)	1,559
Change in accumulated other comprehensive loss	3,433				3,318		3,318	115
Other, net	4,547		2	380		(380)	2	4,545
Other, net, shares			214,000
Net income (loss)	188,865					132,456	132,456	56,409
Distributions to noncontrolling interests	(51,353)							(51,353)
Common Stock dividends	(104,006)					(104,006)	(104,006)
Preferred Stock dividends	(27,264)					(27,264)	(27,264)
Ending Balances at Dec. 31, 2012	$ 1,154,894	$ 68,114	$ 1,456	$ 3,712,684	$ (3,542)	$ (2,863,287)	$ 915,425	$ 239,469
Ending Balances, Shares at Dec. 31, 2012		1,274,000	145,564,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 195,361		$ (58,164)		$ (89,624)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses	8,349	[1]	915	[1]	65	[1]
Equity in losses of unconsolidated real estate partnerships	4,408		17,721		23,112
Gain on dispositions of interests in unconsolidated real estate and other	(21,886)		(2,398)		(10,631)
Income tax benefit	(929)		(6,541)		(16,839)
Stock-based compensation expense	4,871		5,381		7,331
Amortization of deferred loan costs and other	5,615		7,148		8,398
Discontinued operations:
Depreciation and amortization	21,674		52,513		73,572
Gain on disposition of real estate	(234,533)		(108,209)		(94,945)
Other adjustments to income from discontinued operations	25,242		25,321		20,247
Changes in operating assets and operating liabilities:
Accounts receivable	8,968		388		25,561
Other assets	21,748		7,927		17,798
Accounts payable, accrued liabilities and other	(67,138)		(26,003)		(69,806)
Total adjustments	121,466		316,983		347,124
Net cash provided by operating activities	316,827		258,819		257,500
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of real estate and investments in unconsolidated real estate partnerships	(89,716)		(64,976)		0
Capital expenditures	(270,210)		(200,372)		(178,929)
Proceeds from dispositions of real estate	484,904		326,853		218,571
Purchases of interests in unconsolidated real estate and corporate assets	(7,818)		(15,123)		(9,399)
Purchase of investment in debt securities	0		(51,534)		0
Proceeds from sales of and distributions from unconsolidated real estate partnerships	31,192		17,095		19,707
Net increase in cash from consolidation and deconsolidation of entities	0		0		13,128
Other investing activities	(36,685)		28,551		23,297
Net cash used in investing activities	111,667		40,494		86,375
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from non-recourse property debt	243,253		927,093		449,384
Principal repayments on non-recourse property debt	(447,792)		(1,083,690)		(493,128)
Payments on term loans	0		0		(90,000)
Proceeds from issuance of Preferred Stock	9,818		19,990		96,110
Proceeds from issuance of Common Stock	594,379		71,942		14,046
Redemptions and repurchases of Preferred Stock	(600,938)		(36,367)		(108,000)
Proceeds from Common Stock option exercises	48,907		1,806		1,806
Payment of dividends to holders of preferred stock or units	(37,019)		(49,756)		(53,435)
Payment of dividends to holders of Common Stock	(104,006)		(57,583)		(46,729)
Payment of distributions to noncontrolling interests	(57,849)		(58,413)		(54,557)
Purchases of noncontrolling interests in consolidated real estate partnerships	(71,145)		(20,909)		(17,238)
Other financing activities	(12,755)		(33,685)		(12,069)
Net cash used in financing activities	(435,147)		(319,572)		(313,810)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,653)		(20,259)		30,065
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	91,066		111,325		81,260
CASH AND CASH EQUIVALENTS AT END OF PERIOD	84,413		91,066		111,325
Supplemental Cash Flow Information [Abstract]
Interest Paid	294,423		336,565		311,432
Cash paid for income taxes	1,056		1,233		1,899
Non-cash transactions associated with the acquisition or disposition of real estate:
Secured debt assumed in connection with our acquisition of real estate	38,779		0		0
Secured debt assumed by buyer in connection with our disposition of real estate	208,134		127,494		157,629
Issuance of notes receivable in connection with the disposition of real estate	0		0		4,544
Non-cash transactions associated with consolidation and deconsolidation of real estate partnerships:
Real estate, net	0		0		80,629
Investments in and notes receivable primarily from affiliated entities	0		0		41,903
Restricted cash and other assets	0		0		3,290
Non-recourse debt	0		0		61,211
Noncontrolling interests in consolidated real estate partnerships	0		0		57,099
Accounts payable, accrued and other liabilities	0		0		20,640
Other non-cash transactions:
Issuance of common OP Units for acquisition of noncontrolling interests in consolidated real estate partnerships	4,553		168		6,854
AIMCO PROPERTIES, L.P
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	195,361		(56,865)		(88,765)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	345,077		342,820		363,261
Provision for real estate impairment losses	8,349		915		65
Equity in losses of unconsolidated real estate partnerships	4,408		17,721		23,112
Gain on dispositions of interests in unconsolidated real estate and other	(21,886)		(2,398)		(10,631)
Income tax benefit	(929)		(6,541)		(16,839)
Stock-based compensation expense	4,871		5,381		7,331
Amortization of deferred loan costs and other	5,615		7,148		8,398
Discontinued operations:
Depreciation and amortization	21,674		52,513		73,572
Gain on disposition of real estate	(234,533)		(108,209)		(94,945)
Other adjustments to income from discontinued operations	25,242		25,321		20,247
Changes in operating assets and operating liabilities:
Accounts receivable	8,968		388		25,561
Other assets	21,748		6,628		16,939
Accounts payable, accrued liabilities and other	(67,138)		(26,003)		(69,806)
Total adjustments	121,466		315,684		346,265
Net cash provided by operating activities	316,827		258,819		257,500
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of real estate and investments in unconsolidated real estate partnerships	(89,716)		(64,976)		0
Capital expenditures	(270,210)		(200,372)		(178,929)
Proceeds from dispositions of real estate	484,904		326,853		218,571
Purchases of interests in unconsolidated real estate and corporate assets	(7,818)		(15,123)		(9,399)
Purchase of investment in debt securities	0		(51,534)		0
Proceeds from sales of and distributions from unconsolidated real estate partnerships	31,192		17,095		19,707
Net increase in cash from consolidation and deconsolidation of entities	0		0		13,128
Dividends received from Aimco	0		269		224
Repayment of notes receivable from Aimco	0		18,529		0
Other investing activities	(36,685)		28,551		23,297
Net cash used in investing activities	111,667		59,292		86,599
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from non-recourse property debt	243,253		927,093		449,384
Principal repayments on non-recourse property debt	(447,792)		(1,083,690)		(493,128)
Payments on term loans	0		0		(90,000)
Proceeds from issuance of Preferred Stock	9,818		19,990		96,110
Proceeds from issuance of Common Stock	594,379		71,942		14,046
Redemptions and repurchases of Preferred Stock	(600,938)		(36,367)		(108,000)
Proceeds from Common Stock option exercises	48,907		1,806		1,806
Payment of dividends to holders of preferred stock or units	(43,515)		(56,439)		(60,165)
Payment of distributions to General Partner and Special Limited Partner	(104,006)		(76,381)		(46,953)
Payment of distributions to Limited Partners	(4,375)		(3,786)		(2,428)
Payment of distributions to High Performance Units	(1,778)		(1,478)		(936)
Payment of distributions to noncontrolling interests	(45,200)		(46,466)		(44,463)
Purchases of noncontrolling interests in consolidated real estate partnerships	(71,145)		(20,909)		(17,238)
Other financing activities	(12,755)		(33,685)		(12,069)
Net cash used in financing activities	(435,147)		(338,370)		(314,034)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,653)		(20,259)		30,065
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	91,066		111,325		81,260
CASH AND CASH EQUIVALENTS AT END OF PERIOD	84,413		91,066		111,325
Supplemental Cash Flow Information [Abstract]
Interest Paid	294,423		336,565		311,432
Cash paid for income taxes	1,056		1,233		1,899
Non-cash transactions associated with the acquisition or disposition of real estate:
Secured debt assumed in connection with our acquisition of real estate	38,779		0		0
Secured debt assumed by buyer in connection with our disposition of real estate	208,134		127,494		157,629
Issuance of notes receivable in connection with the disposition of real estate	0		0		4,544
Non-cash transactions associated with consolidation and deconsolidation of real estate partnerships:
Real estate, net	0		0		80,629
Investments in and notes receivable primarily from affiliated entities	0		0		41,903
Restricted cash and other assets	0		0		3,290
Non-recourse debt	0		0		61,211
Noncontrolling interests in consolidated real estate partnerships	0		0		57,099
Accounts payable, accrued and other liabilities	0		0		20,640
Other non-cash transactions:
Issuance of common OP Units for acquisition of noncontrolling interests in consolidated real estate partnerships	$ 4,553		$ 168		$ 6,854

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

Consolidated Statements of Partners' Capital (USD $) In Thousands	Total	AIMCO PROPERTIES, L.P	AIMCO PROPERTIES, L.P Preferred Units	AIMCO PROPERTIES, L.P General Partner and Special Limited Partner	AIMCO PROPERTIES, L.P Limited Partners	AIMCO PROPERTIES, L.P Partners��� Capital Attributable to the Partnership	AIMCO PROPERTIES, L.P Non - controlling Interests
Partners' Capital at Dec. 31, 2009		$ 1,551,074	$ 660,500	$ 596,497	$ (22,100)	$ 1,234,897	$ 316,177
Issuance of preferred units to Aimco		94,755	98,101	(3,346)		94,755
Redemption of preferred units held by Aimco		(98,000)	(101,000)	3,000		(98,000)
Issuance of common partnership units to Aimco		14,046		14,046		14,046
Common units issued in exchange for noncontrolling interests in consolidated real estate partnerships		6,854			6,854	6,854
Redemption of partnership units held by non-Aimco partners		(3,571)			(3,571)	(3,571)
Contribution from Aimco related to employee stock purchases and related amounts, net		2,753		2,753		2,753
Amortization of Aimco stock-based compensation		8,182		8,182		8,182
Contributions from noncontrolling interests	7,422	7,422					7,422
Adjustment to noncontrolling interests from consolidation of entities		6,324					6,324
Adjustment to noncontrolling interests related to revision of investment balances		(38,718)					(38,718)
Effect of changes in ownership for consolidated entities		(21,858)		(27,391)		(27,391)	5,533
Cumulative effect of a change in accounting principle	23,155	23,155		(27,724)	104	(27,620)	50,775
Change in accumulated other comprehensive loss	(1,105)	(1,105)		(938)		(938)	(167)
Other, net		1,404		(472)		(472)	1,876
Net loss		(93,729)		(71,428)	(9,000)	(80,428)	(13,301)
Distributions to noncontrolling interests	(47,827)	(44,463)					(44,463)
Distributions to common unitholders		(38,444)		(35,080)	(3,364)	(38,444)
Distributions to preferred unitholders		(52,079)		(52,079)		(52,079)
Partners' Capital at Dec. 31, 2010		1,324,002	657,601	406,020	(31,077)	1,032,544	291,458
Issuance of preferred units to Aimco		19,990	21,075	(1,085)		19,990
Redemption of preferred units held by Aimco		(16,366)	(21,562)	5,196		(16,366)
Issuance of common partnership units to Aimco		71,942		71,942		71,942
Redemption of partnership units held by non-Aimco partners		(6,059)			(6,059)	(6,059)
Contribution from Aimco related to employee stock purchases and related amounts, net		2,107		2,107		2,107
Amortization of Aimco stock-based compensation		5,883		5,883		5,883
Contributions from noncontrolling interests	12,358	12,358					12,358
Effect of changes in ownership for consolidated entities		(22,298)		(52,059)	15,799	(36,260)	13,962
Change in accumulated other comprehensive loss	(5,727)	(5,727)		(4,784)	(503)	(5,287)	(440)
Other, net		(15)			(63)	(63)	48
Net loss		(63,548)		(56,137)	(7,154)	(63,291)	(257)
Distributions to noncontrolling interests	(51,727)	(46,463)					(46,463)
Distributions to common unitholders		(81,376)		(76,112)	(5,264)	(81,376)
Distributions to preferred unitholders		(49,756)		(49,756)		(49,756)
Partners' Capital at Dec. 31, 2011		1,144,674	657,114	251,215	(34,321)	874,008	270,666
Issuance of preferred units to Aimco		9,818	10,039	(221)		9,818
Redemption of preferred units held by Aimco		(600,938)	(599,039)	(1,899)		(600,938)
Issuance of common partnership units to Aimco		594,379		594,379		594,379
Redemption of partnership units held by non-Aimco partners		(11,079)			(11,079)	(11,079)
Amortization of Aimco stock-based compensation		5,223		5,223		5,223
Issuance of common partnership units to Aimco in connection with exercise of Aimco stock options	48,907	48,907		48,907		48,907
Contributions from noncontrolling interests	2,928	2,928					2,928
Effect of changes in ownership for consolidated entities		(53,240)		(54,799)	10,022	(44,777)	(8,463)
Change in accumulated other comprehensive loss	3,433	3,433		3,318	199	3,517	(84)
Other, net		4,547		2	4,545	4,547
Net loss		188,865		132,456	5,191	137,647	51,218
Distributions to noncontrolling interests	(51,353)	(45,200)			0	0	(45,200)
Distributions to common unitholders		(110,159)		(104,006)	(6,153)	(110,159)
Distributions to preferred unitholders		(27,264)		(27,264)		(27,264)
Partners' Capital at Dec. 31, 2012		$ 1,154,894	$ 68,114	$ 847,311	$ (31,596)	$ 883,829	$ 271,065

Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Apartment Investment and Management Company, or Aimco, is a Maryland corporation incorporated on January 10, 1994. Aimco is a self-administered and self-managed real estate investment trust, or REIT. AIMCO Properties, L.P., or the Aimco Operating Partnership, is a Delaware limited partnership formed on May 16, 1994, to conduct our business, which is focused on the ownership, management and redevelopment of quality apartment communities located in the largest coastal and job growth markets of the United States.
Aimco, through its wholly-owned subsidiaries, AIMCO-GP, Inc. and AIMCO-LP Trust, owns a majority of the ownership interests in the Aimco Operating Partnership. Aimco conducts all of its business and owns all of its assets through the Aimco Operating Partnership. Interests in the Aimco Operating Partnership that are held by limited partners other than Aimco are referred to as “OP Units.” OP Units include common partnership units, high performance partnership units and partnership preferred units, which we refer to as common OP Units, HPUs and preferred OP Units, respectively. We also refer to HPUs as common partnership unit equivalents. At December 31, 2012, after eliminations for units held by consolidated subsidiaries, the Aimco Operating Partnership had 153,569,090 common partnership units and equivalents outstanding. At December 31, 2012, Aimco owned 145,563,903 of the common partnership units (94.8% of the common partnership units and equivalents of the Aimco Operating Partnership) and Aimco had outstanding an equal number of shares of its Class A Common Stock, which we refer to as Common Stock.
Except as the context otherwise requires, “we,” “our” and “us” refer to Aimco, the Aimco Operating Partnership and their consolidated subsidiaries, collectively.
As of December 31, 2012, we owned an equity interest in 175 conventional real estate properties with 55,879 units and 90 affordable real estate properties with 12,098 units. Of these properties, we consolidated 171 conventional properties with 55,737 units and 72 affordable properties with 10,370 units. These conventional and affordable properties generated 90% and 10%, respectively, of our proportionate property net operating income (as defined in Note 19) during the year ended December 31, 2012.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Principles of Consolidation
Aimco’s accompanying consolidated financial statements include the accounts of Aimco, the Aimco Operating Partnership, and their consolidated subsidiaries. The Aimco Operating Partnership’s consolidated financial statements include the accounts of the Aimco Operating Partnership and its consolidated subsidiaries.
We consolidate all variable interest entities for which we are the primary beneficiary. Generally, we consolidate real estate partnerships and other entities that are not variable interest entities when we own, directly or indirectly, a majority voting interest in the entity or are otherwise able to control the entity. All significant intercompany balances and transactions have been eliminated in consolidation.
Interests in the Aimco Operating Partnership that are held by limited partners other than Aimco are reflected in Aimco’s accompanying balance sheets as noncontrolling interests in Aimco Operating Partnership. Interests in partnerships consolidated into the Aimco Operating Partnership that are held by third parties are reflected in the accompanying balance sheets as noncontrolling interests in consolidated real estate partnerships. The assets of consolidated real estate partnerships owned or controlled by the Aimco Operating Partnership generally are not available to pay creditors of Aimco or the Aimco Operating Partnership.
As used herein, and except where the context otherwise requires, “partnership” refers to a limited partnership or a limited liability company and “partner” refers to a partner in a limited partnership or a member in a limited liability company.
Variable Interest Entities
We consolidate all variable interest entities for which we are the primary beneficiary. Generally, a variable interest entity, or VIE, is a legal entity in which the equity investors do not have the characteristics of a controlling financial interest or the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. In determining whether we are the primary beneficiary of a VIE, we consider qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE’s economic performance and which party controls such activities; the amount and characteristics of our investment; the obligation or likelihood for us or other investors to provide financial support; and the similarity with and significance to the business activities of us and the other investors. Significant judgments related to these determinations include estimates about the current and future fair values and performance of real estate held by these VIEs and general market conditions. Refer to Note 4 for further information regarding our involvement with VIEs.
Acquisition of Real Estate Assets and Related Depreciation and Amortization
We recognize at fair value the acquisition of properties or interests in partnerships that own properties if the transaction results in consolidation and we expense as incurred most related transaction costs. We allocate the cost of acquired properties to tangible assets and identified intangible assets based on their fair values. We determine the fair value of tangible assets, such as land, building, furniture, fixtures and equipment, generally using internal valuation techniques that consider comparable market transactions, discounted cash flow techniques, replacement costs and other available information. We determine the fair value of identified intangible assets (or liabilities), which typically relate to in-place leases, using internal valuation techniques that consider the terms of the in-place leases, current market data for comparable leases, and our experience in leasing similar properties. The intangible assets or liabilities related to in-place leases are comprised of:

1.
The value of the above- and below-market leases in-place. An asset or liability is recognized based on the difference between (a) the contractual amounts to be paid pursuant to the in-place leases and (b) our estimate of fair market lease rates for the corresponding in-place leases, measured over the period, including estimated lease renewals for below-market leases, that the leases are expected to remain in effect.

2.	The estimated unamortized portion of avoided leasing commissions and other costs that ordinarily would be incurred to originate the in-place leases.

3.
The value associated with vacant units during the absorption period (estimates of lost rental revenue during the expected lease-up periods based on current market demand and stabilized occupancy levels).

The values of the above- and below-market leases are amortized to rental revenue over the expected remaining terms of the associated leases, which include reasonably assured renewal periods. Other intangible assets related to in-place leases are amortized to depreciation and amortization over the expected remaining terms of the associated leases.
We prospectively adjust the amortization period to reflect significant variances between actual lease termination activity as compared to those used to determine the historical amortization periods.
Depreciation for all tangible real estate assets is calculated using the straight-line method over their estimated useful lives. Acquired buildings and improvements are depreciated over a useful life based on the age, condition and other physical characteristics of the property. At December 31, 2012, the weighted average depreciable life of our acquired buildings and improvements was approximately 30 years. As discussed under Impairment of Long Lived Assets below, we may adjust depreciation of properties that are expected to be disposed of or demolished prior to the end of their useful lives. Furniture, fixtures and equipment associated with acquired properties are depreciated over five years.
At December 31, 2012 and 2011, deferred income in our consolidated balance sheets includes below-market lease amounts totaling $19.8 million and $23.6 million, respectively, which are net of accumulated amortization of $32.5 million and $29.2 million, respectively. During the years ended December 31, 2012, 2011 and 2010, we included amortization of below-market leases of $3.3 million, $4.3 million and $3.9 million, respectively, in rental and other property revenues in our consolidated statements of operations. At December 31, 2012, our below-market leases had a weighted average amortization period of 6.8 years and estimated aggregate amortization for each of the five succeeding years as follows (in thousands):

	2013	2014	2015	2016	2017
Estimated amortization	$2,553	$2,312	$2,059	$1,795	$1,586

Capital Additions and Related Depreciation
We capitalize costs, including certain indirect costs, incurred in connection with our capital additions activities, including redevelopment and construction projects, other tangible property improvements, and replacements of existing property components. Included in these capitalized costs are payroll costs associated with time spent by site employees in connection with the planning, execution and control of all capital additions activities at the property level. We characterize as “indirect costs” an allocation of certain department costs, including payroll, at the area operations and corporate levels that clearly relate to capital additions activities. We capitalize interest, property taxes and insurance during periods in which redevelopment and construction projects are in progress. We charge to property operating expense as incurred costs that do not relate to capital expenditure activities, including ordinary repairs, maintenance and resident turnover costs.
We depreciate capitalized costs using the straight-line method over the estimated useful life of the related component or improvement, which is generally 5, 15 or 30 years. All capitalized site payroll and indirect costs are allocated proportionately, based on direct costs, among capital projects and depreciated over the estimated useful lives of such projects.
Certain homogeneous items that are purchased in bulk on a recurring basis, such as carpeting and appliances, are depreciated using group methods that reflect the average estimated useful life of the items in each group. Except in the case of property casualties, where the net book value of lost property is written off in the determination of casualty gains or losses, we generally do not recognize any loss in connection with the replacement of an existing property component because normal replacements are considered in determining the estimated useful lives used in connection with our composite and group depreciation methods.
For the years ended December 31, 2012, 2011 and 2010, for continuing and discontinued operations, we capitalized to buildings and improvements $16.6 million, $14.0 million and $11.6 million of interest costs, respectively, and $33.7 million, $29.0 million and $30.0 million of site payroll and indirect costs, respectively.
Impairment of Long-Lived Assets
Real estate and other long-lived assets to be held and used are stated at cost, less accumulated depreciation and amortization, unless the carrying amount of the asset is not recoverable. If events or circumstances indicate that the carrying amount of a property may not be recoverable, we make an assessment of its recoverability by comparing the carrying amount to our estimate of the undiscounted future cash flows, excluding interest charges, of the property. If the carrying amount exceeds the aggregate undiscounted future cash flows, we recognize an impairment loss to the extent the carrying amount exceeds the estimated fair value of the property.
Based on periodic tests of recoverability of long-lived assets, for the years ended December 31, 2012, 2011 and 2010, we recorded provisions for real estate impairment losses of $8.3 million, $0.9 million and $0.1 million, respectively, related to properties classified as held for use.
Our tests of recoverability address real estate assets that do not currently meet all conditions to be classified as held for sale, but are expected to be disposed of prior to the end of their estimated useful lives. If an impairment loss is not required to be recorded, the recognition of depreciation is adjusted prospectively, as necessary, to reduce the carrying amount of the real estate to its estimated disposition value over the remaining period that the real estate is expected to be held and used. We also may adjust depreciation prospectively to reduce to zero the carrying amount of buildings that we plan to demolish in connection with a redevelopment project. We recognized no significant amounts of such adjustments during the periods presented.
Discontinued Operations
We classify certain properties and related assets and liabilities as held for sale when they meet certain criteria, as defined in GAAP. The operating results of such properties as well as those properties sold during the periods presented are included in discontinued operations in both current periods and all comparable periods presented. Depreciation is not recorded on properties once they have been classified as held for sale; however, depreciation expense recorded prior to classification as held for sale is included in discontinued operations. The net gain on sale and any impairment losses are presented in discontinued operations when recognized. See Note 15 for additional information regarding discontinued operations.
Cash Equivalents
We classify highly liquid investments with an original maturity of three months or less as cash equivalents.
Restricted Cash
Restricted cash includes capital replacement reserves, completion repair reserves, bond sinking fund amounts, tax and insurance escrow accounts held by lenders and tenant security deposits.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are generally comprised of amounts receivable from residents and other miscellaneous receivables from non-affiliated entities. We evaluate collectability of accounts receivable from residents and establish an allowance, after the application of security deposits and other anticipated recoveries, for accounts greater than 30 days past due for current residents and all receivables due from former residents. Accounts receivable from residents are stated net of allowances for doubtful accounts of approximately $1.2 million and $3.3 million as of December 31, 2012 and 2011, respectively.
We evaluate collectability of accounts receivable from non-affiliated entities and establish an allowance for amounts that are considered to be uncollectible. Accounts receivable relating to non-affiliated entities are stated net of allowances for doubtful accounts of approximately $2.7 million and $2.1 million as of December 31, 2012 and 2011, respectively.
Accounts Receivable and Allowance for Doubtful Accounts from Affiliates
Accounts receivable from affiliates are generally comprised of receivables related to property management and other services provided to unconsolidated real estate partnerships in which we have an ownership interest. We evaluate collectability of accounts receivable balances from affiliates on a periodic basis, and establish an allowance for the amounts deemed to be uncollectible. Accounts receivable from affiliates, which are classified within other assets in our consolidated balance sheets, totaled $4.4 million and $4.6 million, and were net of allowances for doubtful accounts of approximately $0.8 million and $0.5 million as of December 31, 2012 and 2011, respectively.
Deferred Costs
We defer lender fees and other direct costs incurred in obtaining new financing and amortize the amounts over the terms of the related loan agreements. Amortization of these costs is included in interest expense.
We defer leasing commissions and other direct costs incurred in connection with successful leasing efforts and amortize the costs over the terms of the related leases. Amortization of these costs is included in depreciation and amortization.
Notes Receivable and Related Interest Income and Provision for Losses
Our notes receivable generally have stated maturity dates and may require current payments of principal and interest. Repayment of these notes is subject to a number of variables, including the performance and value of the underlying real estate properties and the claims of unaffiliated mortgage lenders, which are generally senior to our claims. Our notes receivable consist of two classes: loans extended by us that we carry at the face amount plus accrued interest, which we refer to as “par value notes,” and loans extended by us that were discounted at origination, which we refer to as “discounted notes.”
We recognize interest income on par value notes as earned in accordance with the terms of the related loan agreements. We recognize interest income on discounted notes that we originated using the effective interest method.
We assess the collectability of notes receivable on a periodic basis, which assessment consists primarily of an evaluation of the projected cash flow of the borrower to determine whether estimated cash flows are sufficient to repay principal and interest in accordance with the contractual terms of the note. We update our projections of the cash flow of such borrowers annually, and more frequently for certain loans depending on facts and circumstances. We recognize impairments on notes receivable when it is probable that principal and interest will not be received in accordance with the contractual terms of the loan. Factors that affect this assessment include the fair value of the partnership’s real estate, pending transactions to refinance the partnership’s senior obligations or sell the partnership’s real estate, and market conditions (current and forecasted) related to a particular asset. In certain instances where other sources of cash flow are available to repay the loan, the impairment is measured by discounting the estimated cash flows at the loan’s original effective interest rate. See Note 6 for further information regarding our notes receivable.
In addition to the notes discussed above, we have notes receivable from our unconsolidated real estate partnerships, which we classify within other assets in our consolidated balance sheets. These notes are due from partnerships in which we are one of the general partners but do not consolidate the partnership. These loans are typically due on demand, have no stated maturity date and may not require current payments of principal or interest. Notes receivable from unconsolidated real estate partnerships totaled $5.0 million and $6.7 million at December 31, 2012 and 2011, respectively, and were net of allowances for loan losses of $0.4 million and $0.4 million, respectively.
Investments in Unconsolidated Real Estate Partnerships
We own general and limited partner interests in partnerships that either directly, or through interests in other real estate partnerships, own apartment properties. We generally account for investments in real estate partnerships that we do not consolidate under the equity method. Under the equity method, our share of the earnings or losses of the entity for the periods being presented is included in equity in earnings or losses from unconsolidated real estate partnerships, inclusive of our share of impairments and property disposition gains recognized by and related to such entities. Certain investments in real estate partnerships that were acquired in business combinations were determined to have insignificant value at the acquisition date and are accounted for under the cost method. Any distributions received from such partnerships are recognized as income when received.
The excess of the cost of the acquired partnership interests over the historical carrying amount of partners’ equity or deficit is ascribed generally to the fair values of land and buildings owned by the partnerships. We amortize the excess cost related to the buildings over the estimated useful lives of the buildings. Such amortization is recorded as a component of equity in earnings (losses) of unconsolidated real estate partnerships.
Investments in Available For Sale Securities
As discussed in Note 3, during 2011, we purchased an investment in the first loss and mezzanine positions in a securitization trust which holds certain of our property loans. We designated these investments as available for sale securities and they are included in other assets in our consolidated balance sheets at December 31, 2012 and 2011. These investments were initially recognized at their purchase price and the discount to the face value is being accreted into interest income over the expected term of the securities. Based on their classification as available for sale securities, we measure these investments at fair value with changes in their fair value, other than the changes attributed to the accretion described above, recognized as an adjustment of accumulated other comprehensive income or loss within equity and partners’ capital.
Intangible Assets
At December 31, 2012 and 2011, other assets included goodwill associated with our reportable segments of $54.5 million, and at December 31, 2011 assets held for sale included $7.5 million of goodwill allocated to properties sold during 2012. We perform an annual impairment test of goodwill that compares the fair value of reporting units with their carrying amounts, including goodwill. We determined that our goodwill was not impaired in 2012, 2011 or 2010.
During the years ended December 31, 2012, 2011 and 2010, we allocated $7.5 million, $5.1 million and $4.7 million, respectively, of goodwill related to our reportable segments (conventional and affordable real estate operations) to the carrying amounts of the properties sold or classified as held for sale. The amounts of goodwill allocated to these properties were based on the relative fair values of the properties sold or classified as held for sale and the retained portions of the reporting units to which the goodwill as allocated.
Other assets also includes intangible assets for in-place leases as discussed under Acquisition of Real Estate Assets and Related Depreciation and Amortization.
Capitalized Software Costs
Purchased software and other costs related to software developed for internal use are capitalized during the application development stage and are amortized using the straight-line method over the estimated useful life of the software, generally five years. For the years ended December 31, 2012, 2011 and 2010, we capitalized software purchase and development costs totaling $5.8 million, $12.6 million and $8.7 million, respectively. At December 31, 2012 and 2011, other assets included $27.5 million and $31.9 million of net capitalized software, respectively. During the years ended December 31, 2012, 2011 and 2010, we recognized amortization of capitalized software of $10.0 million, $8.7 million and $10.2 million, respectively, which is included in depreciation and amortization in our consolidated statements of operations.
Noncontrolling Interests in Consolidated Real Estate Partnerships
We report the unaffiliated partners’ interests in the net assets of our consolidated real estate partnerships as noncontrolling interests in consolidated real estate partnerships within consolidated equity. Noncontrolling interests in consolidated real estate partnerships consist primarily of equity interests held by limited partners in consolidated real estate partnerships that have finite lives. We generally attribute to noncontrolling interests their share of income or loss of consolidated partnerships based on their proportionate interest in the results of operations of the partnerships, including their share of losses even if such attribution results in a deficit noncontrolling interest balance within our equity accounts.
The terms of the related partnership agreements generally require the partnership to be liquidated following the sale of the partnership’s real estate. As the general partner in these partnerships, we ordinarily control the execution of real estate sales and other events that could lead to the liquidation, redemption or other settlement of noncontrolling interests. However, as discussed in Note 3, we consolidate certain properties associated with our legacy asset management business for which we do not control the execution of sales and other events leading to the liquidation of these partnerships. The aggregate carrying amount of noncontrolling interests in consolidated real estate partnerships is approximately $271.1 million at December 31, 2012. The aggregate fair value of these interests varies based on the fair value of the real estate owned by the partnerships. Based on the number of classes of finite-life noncontrolling interests, the number of properties in which there is direct or indirect noncontrolling ownership, complexities in determining the allocation of liquidation proceeds among partners and other factors, we believe it is impracticable to determine the total required payments to the noncontrolling interests in an assumed liquidation at December 31, 2012. As a result of real estate depreciation that is recognized in our financial statements and appreciation in the fair value of real estate that is not recognized in our financial statements, we believe that the aggregate fair value of our noncontrolling interests exceeds their aggregate carrying amount. As a result of our ability to control real estate sales and other events that require payment of noncontrolling interests and our expectation that proceeds from real estate sales will be sufficient to liquidate related noncontrolling interests, we anticipate that the eventual liquidation of these noncontrolling interests will not have an adverse impact on our financial condition.
Changes in our ownership interest in consolidated real estate partnerships generally consist of our purchase of an additional interest in or the sale of our entire interest in a consolidated real estate partnership. The effect on our equity of our purchase of additional interests in consolidated real estate partnerships during the years ended December 31, 2012, 2011 and 2010 is shown in our consolidated statements of equity and further discussed in Note 3. The effect on our equity of sales of our entire interest in consolidated real estate partnerships is reflected in our consolidated financial statements as sales of real estate and accordingly the effect on our equity is reflected as gains on disposition of real estate. In accordance with FASB Accounting Standards Codification, or ASC, Topic 810, upon our deconsolidation of a real estate partnership following the sale of our partnership interests or liquidation of the partnership following sale of the related real estate property, we write off the remaining amounts of noncontrolling interest in our consolidated balance sheet related to such partnerships through noncontrolling interests within consolidated net income (loss) attributable to Aimco and net income (loss) attributable to the Aimco Operating Partnership.
Noncontrolling Interests in Aimco Operating Partnership
Noncontrolling interests in Aimco Operating Partnership consist of common OP Units, HPUs and preferred OP Units. Within Aimco’s consolidated financial statements, the Aimco Operating Partnership’s income or loss is allocated to the holders of common partnership units and equivalents based on the weighted average number of common partnership units (including those held by Aimco) and equivalents outstanding during the period. During the years ended December 31, 2012, 2011 and 2010, the holders of common OP Units and equivalents had a weighted average ownership interest in the Aimco Operating Partnership of 5.7%, 6.6% and 6.7%, respectively. Holders of the preferred OP Units participate in the Aimco Operating Partnership’s income or loss only to the extent of their preferred distributions. See Note 13 for further information regarding the items comprising noncontrolling interests in the Aimco Operating Partnership.
Revenue Recognition
Our properties have operating leases with apartment residents with terms averaging 12 months. We recognize rental revenue related to these leases, net of any concessions, on a straight-line basis over the term of the lease. We recognize revenues from property management, asset management, syndication and other services when the related fees are earned and are realized or realizable.
Advertising Costs
We generally expense all advertising costs as incurred to property operating expense. For the years ended December 31, 2012, 2011 and 2010, for both continuing and discontinued operations, total advertising expense was $11.8 million, $11.7 million and $14.2 million, respectively.
Insurance
We believe that our insurance coverages insure our properties adequately against the risk of loss attributable to fire, earthquake, hurricane, tornado, flood, and other perils. In addition, we have insurance coverage for substantial portions of our property, workers’ compensation, health, and general liability exposures. Losses are accrued based upon our estimates of the aggregate liability for uninsured losses incurred using certain actuarial assumptions followed in the insurance industry and based on our experience.
Share-Based Compensation
We recognize all share-based employee compensation, including grants of employee stock options, in the consolidated financial statements based on the grant date fair value and recognize compensation cost, which is net of estimates for expected forfeitures, ratably over the awards’ requisite service period. See Note 14 for further discussion of our share-based compensation.
Tax Credit Arrangements
We sponsor certain partnerships that acquire, develop and operate qualifying affordable housing properties and are structured to provide for the pass-through of tax credits and deductions to their partners. The tax credits are generally realized ratably over the first ten years of the tax credit arrangement and are subject to the partnership’s compliance with applicable laws and regulations for a period of 15 years. Typically, we are the general partner with a legal ownership interest of one percent or less and unaffiliated institutional investors (which we refer to as tax credit investors or investors) acquire the limited partnership interests (at least 99%). At inception, each investor agrees to fund capital contributions to the partnerships and we receive a syndication fee from the investors upon their admission to the partnership.
We have determined that the partnerships in these arrangements are variable interest entities and, where we are general partner, we are generally the primary beneficiary that is required to consolidate the partnerships. When the contractual arrangements obligate us to deliver tax benefits to the investors, and entitle us through fee arrangements to receive substantially all available cash flow from the partnerships, we account for these partnerships as wholly owned subsidiaries, recognizing the income or loss generated by the underlying real estate based on our economic interest in the partnerships. Capital contributions received by the partnerships from tax credit investors represent, in substance, consideration that we receive in exchange for our obligation to deliver tax credits and other tax benefits to the investors, and the receipts are recognized as revenue in our consolidated financial statements when our obligation to the investors is relieved upon delivery of the expected tax benefits.
Income Taxes
We have elected to be taxed as a REIT under the Code commencing with our taxable year ended December 31, 1994, and intend to continue to operate in such a manner. Our current and continuing qualification as a REIT depends on our ability to meet the various requirements imposed by the Code, which are related to organizational structure, distribution levels, diversity of stock ownership and certain restrictions with regard to owned assets and categories of income. If we qualify for taxation as a REIT, we will generally not be subject to United States Federal corporate income tax on our taxable income that is currently distributed to stockholders. This treatment substantially eliminates the “double taxation” (at the corporate and stockholder levels) that generally results from an investment in a corporation.
Even if we qualify as a REIT, we may be subject to United States Federal income and excise taxes in various situations, such as on our undistributed income. We also will be required to pay a 100% tax on any net income on non-arm’s length transactions between us and a TRS (described below) and on any net income from sales of property that was property held for sale to customers in the ordinary course. In addition, we could also be subject to the alternative minimum tax, or AMT, on our items of tax preference. The state and local tax laws may not conform to the United States Federal income tax treatment, and we and our stockholders may be subject to state or local taxation in various state or local jurisdictions, including those in which we transact business or our stockholders reside. Any taxes imposed on us reduce our operating cash flow and net income.
Certain of our operations or a portion thereof, including property management, asset management and risk management, are conducted through taxable REIT subsidiaries, which are subsidiaries of the Aimco Operating Partnership, and each of which we refer to as a TRS. A TRS is a C-corporation that has not elected REIT status and as such is subject to United States Federal corporate income tax. We use TRS entities to facilitate our ability to offer certain services and activities to our residents and investment partners that cannot be offered directly by a REIT. We also use TRS entities to hold investments in certain properties.
For our TRS entities, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for Federal income tax purposes, and are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. We reduce deferred tax assets by recording a valuation allowance when we determine based on available evidence that it is more likely than not that the assets will not be realized. We recognize the tax consequences associated with intercompany transfers between the REIT and TRS entities when the related assets are sold to third parties, impaired or otherwise disposed of for financial reporting purposes.
Comprehensive Income or Loss
As discussed in the preceding Investments in Available for Sale Securities section, we have investments that are measured at fair value with unrealized gains or losses recognized as an adjustment of accumulated other comprehensive loss within equity. Additionally, as discussed in Note 8, we recognize changes in the fair value of our cash flow hedges as changes in accumulated other comprehensive loss within equity and partners’ capital. The amounts of consolidated comprehensive income or loss for the years ended December 31, 2012, 2011 and 2010, along with the corresponding amounts of such comprehensive income or loss attributable to Aimco, the Aimco Operating Partnership and to noncontrolling interests, is presented within the accompanying consolidated statements of comprehensive income or loss.
Earnings per Share and Unit
Aimco calculates earnings (loss) per share based on the weighted average number of shares of Common Stock, participating securities, common stock equivalents and dilutive convertible securities outstanding during the period. The Aimco Operating Partnership calculates earnings (loss) per unit based on the weighted average number of common partnership units and equivalents, participating securities and dilutive convertible securities outstanding during the period. See Note 16 for further information regarding earnings per share and unit computations.
Use of Estimates
The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the financial statements and accompanying notes thereto. Actual results could differ from those estimates.
Reclassifications and Adjustments
Certain items included in the 2011 and 2010 financial statements have been reclassified to conform to the current presentation, including adjustments for discontinued operations.

Investments in Real Estate and Other Significant Transactions	12 Months Ended
Dec. 31, 2012
Investments in Real Estate and Other Significant Transactions [Abstract]
Investments in Real Estate and Other Significant Transactions
Investments in Real Estate and Other Significant Transactions
Asset Management Business Disposition
On December 19, 2012, we closed the sale of the Napico portfolio, our legacy asset management business. The transaction was primarily seller-financed, and the associated notes are scheduled to be repaid over the next six years. The notes will be repaid from the operation and liquidation of the Napico portfolio and are collateralized by the buyer’s interests in the portfolio.
In accordance with the provisions of GAAP applicable to sales of real estate or interests therein, for accounting purposes, we have not recognized a sale and will account for the transaction under the profit sharing method. Under this method, until full payment has been received for the seller-financed notes, we will continue to recognize the portfolio’s assets and liabilities, each condensed into single line items within other assets and accrued liabilities and other, respectively, in our consolidated balance sheets for all dates following the transaction. Similarly, we will continue to recognize the portfolio’s results of operations, also condensed into a single line item within our consolidated statements of operations, for periods subsequent to the transaction. Any cash payments we receive under the sale and related financing will be reflected as deferred income in our consolidated balance sheets until full payment has been received for the seller-financed notes.
At December 31, 2012, the Napico portfolio consisted of 20 partnerships that held investments in 16 apartment properties that were consolidated and 102 apartment properties that were accounted for under the equity or cost method of accounting. The portfolio’s assets and liabilities are included in other assets and liabilities, and are summarized below (dollars in thousands):

December 31, 2012
Real estate, net	$127,025
Cash and cash equivalents and restricted cash	31,560
Investment in unconsolidated real estate partnerships	15,997
Other assets	4,163
Total assets	$178,745

Total indebtedness	$110,737
Accrued and other liabilities	29,435
Total liabilities	$140,172

Based on our limited historical economic ownership in this portfolio, the majority of the assets and liabilities shown above are attributed to noncontrolling interests and do not have a significant effect on consolidated equity attributable to Aimco and partners’ capital attributable to the Aimco Operating Partnership. At December 31, 2012, noncontrolling interests in consolidated real estate partnerships within our consolidated balance sheet includes $57.2 million related to the Napico portfolio. Income or loss attributable to these noncontrolling interests will continue to be recognized commensurate with the recognition of the results of operations of the portfolio. If full payment is received on the notes and we meet the requirements to recognize the sale for accounting purposes, we expect to recognize a gain attributable to Aimco and the Aimco Operating Partnership.
Investments in Real Estate Properties
During the year ended December 31, 2012, we acquired conventional properties as set forth in the table below (dollars in thousands):

	Year Ended December 31, 2012
Property location	San Diego, CA	Manhattan, NY	Phoenix, AZ
Number of residential units	84	42	488
Fair value of real estate acquired	$19,814	$38,423	$72,310
Non-recourse property debt assumed (outstanding principal balance)	$9,695	$—	$29,124
Non-recourse property debt assumed (fair value)	$10,684	$—	$33,254

During the year ended December 31, 2011, we acquired a vacant, 126-unit property located in Marin County, north of San Francisco, California. We are in the process of redeveloping this property with a total expected investment in this property of $85.0 million upon completion, which is expected in late 2013. During the year ended December 31, 2011, we also acquired noncontrolling interests (approximately 50%) in entities that own four contiguous properties with 142 units located in La Jolla, California.
Acquisitions of Noncontrolling Interests in Consolidated Real Estate Partnerships
As set forth in the table below (dollars in thousands), during the years ended December 31, 2012, 2011 and 2010, we acquired the remaining noncontrolling limited partner interests in consolidated real estate partnerships in which our affiliates serve as the general partner.

	Year Ended December 31,
	2012	2011	2010
Consolidated partnerships in which remaining limited partnership interests were acquired	11	12	3
Number of properties owned by partnerships	17	15	3
Cost of limited partnership interests acquired	$50,654	$22,305	$21,732
Excess of consideration paid over the carrying amount of noncontrolling interests acquired	$44,774	$32,272	$27,391

In connection with these acquisitions, the Aimco Operating Partnership recognized the excess of the consideration paid over the carrying amounts of the noncontrolling interests acquired as an adjustment of additional paid-in capital within partners’ capital (which is included in effects of changes in ownership for consolidated entities in the Aimco Operating Partnership’s consolidated statements of partners’ capital). This amount is allocated between Aimco and noncontrolling interests in the Aimco Operating Partnership within Aimco’s consolidated statements of equity.
Disposition of Interests in Unconsolidated Real Estate
During the years ended December 31, 2012, 2011 and 2010, we recognized $21.9 million, $2.4 million and $10.6 million, respectively, in net gains on disposition of interests in unconsolidated real estate. The majority of the gains recognized in 2012 primarily related to our sale of interests in unconsolidated real estate partnerships. The remainder of the gains recognized in 2012, and substantially all of the gains recognized in 2011 and 2010 related to sales of investments held by consolidated partnerships in which we generally held a nominal general partner or equivalent interest. Accordingly, substantially all of these gains were allocated to the noncontrolling interests in the consolidated partnerships that held the investments in these unconsolidated partnerships.
Property Loan Securitization Transactions
During the years ended December 31, 2011 and 2010, we completed a series of related financing transactions that repaid non-recourse property loans that were scheduled to mature between the years 2012 and 2016 with proceeds from new long-term, fixed-rate, non-recourse property loans, or the New Loans. The New Loans, which total $673.8 million, consisted of $218.6 million that closed during the year ended December 31, 2010 and $455.2 million that closed during the year ended December 31, 2011. At origination, all of the New Loans had terms of 10 years, with principal scheduled to amortize over 30 years. Subsequent to origination, the New Loans were sold to Federal Home Loan Mortgage Corp, or Freddie Mac, which then securitized the New Loans. The securitization trust holds only the New Loans referenced above and the trust securities trade under the label FREMF 2011K-AIV. In connection with the refinancings, during the year ended December 31, 2011, we recognized a loss on debt extinguishment of $23.0 million in interest expense, consisting of $20.7 million in prepayment penalties and a $2.3 million write-off of previously deferred loan costs.
During the year ended December 31, 2011, as part of the securitization transaction, we purchased the first loss and mezzanine positions in the securitization trust. These investments were initially recognized at their purchase price and the discount to the face value will be accreted into interest income over the expected term of the securities. Refer to Note 9 for further information regarding the fair and amortized cost values of these investments.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities
As of December 31, 2012, we were the primary beneficiary of, and therefore consolidated, 70 VIEs, which owned 56 apartment properties with 9,792 units. Real estate with a carrying value of $599.3 million collateralized $495.0 million of debt of those VIEs. Any significant amounts of assets and liabilities related to our consolidated VIEs are identified parenthetically on our accompanying consolidated balance sheets. The creditors of the consolidated VIEs do not have recourse to our general credit.
As of December 31, 2012, we also held variable interests in 40 VIEs for which we were not the primary beneficiary. Those VIEs consist primarily of partnerships that are engaged, directly or indirectly, in the ownership and management of 93 apartment properties with 2,943 units. We are involved with those VIEs as an equity holder or lender. Our maximum risk of loss related to our investment in these VIEs is limited to our $4.2 million recorded investment in such entities, which is included in other assets within our consolidated balance sheets.
In addition to our investments in unconsolidated VIEs discussed above, at December 31, 2012, we had in aggregate $97.4 million of receivables from these unconsolidated VIEs (primarily notes receivable collateralized by second mortgages on real estate properties as further discussed in Note 6) and we had a contractual obligation to advance funds to certain unconsolidated VIEs totaling $2.3 million. Our maximum risk of loss associated with our lending activities related to these unconsolidated VIEs is limited to these amounts. We may be subject to additional losses to the extent of any receivables relating to future provision of services to these entities or financial support that we voluntarily provide.
In addition to the consolidated and unconsolidated VIEs discussed above, at December 31, 2012, our consolidated financial statements included certain consolidated and unconsolidated VIEs that were sold in connection with the sale of our legacy asset management business.

Investments in Unconsolidated Real Estate Partnerships	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Real Estate Partnerships
Investments in Unconsolidated Real Estate Partnerships
We owned general and limited partner interests in unconsolidated real estate partnerships that owned approximately 22, 123 and 173 properties at December 31, 2012, 2011 and 2010, respectively. We acquired these interests through various transactions, including large portfolio acquisitions and offers to individual limited partners. At December 31, 2012, our ownership interests in these unconsolidated real estate partnerships ranged from 5% to 67%.
The following table provides selected combined financial information for the unconsolidated real estate partnerships in which we had investments accounted for under the equity method as of and for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Real estate, net of accumulated depreciation	$107,419	$429,780	$624,913
Total assets	114,658	472,904	676,373
Non-recourse property debt and other notes payable	122,019	321,236	494,967
Total liabilities	132,767	455,591	726,480
Partners’ (deficit) capital	(18,109)	17,313	(50,107)
Rental and other property revenues	72,636	114,974	145,598
Property operating expenses	(49,331)	(75,934)	(93,521)
Depreciation expense	(18,388)	(26,323)	(36,650)
Interest expense	(21,354)	(27,108)	(40,433)
(Impairment losses)/Gain on sale, net	(4,140)	22,598	(29,316)
Net (loss) income	(21,108)	6,773	(58,274)

The decrease in the number of unconsolidated properties from 2011 to 2012 is primarily attributed to the sale in December 2012 of our legacy asset management business, as further discussed in Note 3. Based on the timing of the sale, the results of operations of the unconsolidated properties in this portfolio are included in the table above. The decrease in the number of unconsolidated properties from 2010 to 2011 and the related effect on the selected combined financial information presented is primarily attributed to the sale of our interests in the partnerships owning these properties or the partnerships’ sale of the underlying properties followed by partnership liquidations during these periods. The decrease from 2010 to 2011 was partially offset by our investment during 2011 in unconsolidated entities that own properties in La Jolla, California. A significant portion of the selected combined financial information as of December 31, 2011 and 2010 and for the years ended December 31, 2012, 2011 and 2010 related to investments in other unconsolidated real estate partnerships in which we generally held a nominal general partnership interest. Accordingly, substantially all of the assets and liabilities and results of operations related to these investment partnerships were attributed to the noncontrolling interests in such entities.
At the time we acquired certain of our investments in unconsolidated real estate partnerships, the cost of our investment generally exceeded the historical carrying amounts of the partnerships’ net assets. Additionally, our unconsolidated investment balances at 2011 included various investment partnerships (along with their investments in unconsolidated real estate partnerships) we consolidated at fair values that exceeded the historical carrying amounts of the underlying unconsolidated real estate partnerships’ net assets. At December 31, 2012 and 2011, our aggregate recorded investment in unconsolidated partnerships of $18.7 million and $47.8 million, respectively, exceeded our share of the underlying historical partners’ deficit of the partnerships by approximately $6.9 million and $46.5 million, respectively.

Notes Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Notes Receivable
Notes Receivable
The following table summarizes our notes receivable as of December 31, 2012 and 2011 (in thousands):

	2012	2011
Par value notes	$5,439	$15,695
Discounted notes	97,458	95,510
Total notes receivable	$102,897	$111,205
Face value of discounted notes	$104,013	$103,471

Notes receivable have various annual interest rates ranging between 2.2% and 8.8% and averaging 4.0%. Included in the notes receivable at December 31, 2012 and 2011 are $101.3 million and $99.3 million, respectively, in notes that were secured by interests in real estate or interests in real estate partnerships.
All of our discounted notes have stated maturity dates and none are past due. All of the notes receivable shown above are estimated to be collectible and have not been impaired for the periods presented.
Discounted notes at December 31, 2012 and 2011, include $93.1 million and $91.2 million, respectively, from certain entities (the “borrowers”) that are wholly owned by a single individual. We originated these notes in November 2006 pursuant to a loan agreement that provides for total funding of approximately $110.0 million, including $16.4 million for property improvements and an interest reserve, of which $2.3 million had not been funded as of December 31, 2012. The notes mature in November 2016, bear interest at LIBOR plus 2.0%, are partially guaranteed by the owner of the borrowers, and are collateralized by second mortgages on 84 buildings containing 1,596 residential units and 43 commercial spaces in West Harlem, New York City. In conjunction with the loan agreement, we entered into a purchase option and put agreement with the borrowers under which we may purchase some or all of the buildings and, subject to achieving specified increases in rental income, the borrowers may require us to purchase the buildings (see Note 10). We determined that the stated interest rate on the notes on the date the loan was originated was a below-market interest rate and recorded a $17.4 million discount to reflect the estimated fair value of the notes based on an estimated market interest rate of LIBOR plus 4.0%. The discount was determined to be attributable to our real estate purchase option, which we recorded separately in other assets. Accretion of this discount, which is included in interest income in our consolidated statements of operations, totaled $1.1 million, $1.0 million and $0.9 million during the years ended December 31, 2012, 2011 and 2010, respectively. The value of the purchase option asset will be included in the cost of properties acquired pursuant to the option or otherwise be charged to expense. We determined that the borrowers are VIEs and, based on qualitative and quantitative analysis, determined that the individual who owns the borrowers and partially guarantees the notes is the primary beneficiary.
We recognized interest income, including accretion, of $4.3 million, $4.8 million and $4.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to these notes receivable.

Non-Recourse Property Debt and Credit Agreement	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Non-Recourse Property Debt and Credit Agreement
Non-Recourse Property Debt and Credit Agreement
Non-Recourse Property Debt
We finance our properties primarily using long-dated, fixed-rate borrowings, each of which is collateralized by a single real estate property and is non-recourse to us. The following table summarizes our property loans payable related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property loans payable	5.58%	$4,434,363	$4,472,385
Variable rate property loans payable	2.93%	24,038	28,730
Total		$4,458,401	$4,501,115

Fixed rate property loans payable mature at various dates through January 2055. Variable rate property loans payable mature at various dates through January 2019. Principal and interest are generally payable monthly or in monthly interest-only payments with balloon payments due at maturity. At December 31, 2012, our property loans payable related to properties classified as held for use were each secured by one of 221 properties that had an aggregate gross book value of $7,701.5 million.
The following table summarizes our property tax-exempt bond financings related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property tax-exempt bonds payable	4.92%	$99,447	$132,033
Variable rate property tax-exempt bonds payable	1.51%	130,599	139,626
Total		$230,046	$271,659

Fixed rate property tax-exempt bonds payable mature at various dates through February 2061. Variable rate property tax-exempt bonds payable mature at various dates through July 2033. Principal and interest on these bonds are generally payable in semi-annual installments with balloon payments due at maturity. Certain of our property tax-exempt bonds at December 31, 2012, are remarketed periodically by a remarketing agent to maintain a variable yield. If the remarketing agent is unable to remarket the bonds, then the remarketing agent can put the bonds to us. We believe that the likelihood of this occurring is remote. At December 31, 2012, our property tax-exempt bond financings related to properties classified as held for use were each secured by one of 21 properties that had an aggregate gross book value of $511.3 million.
At December 31, 2012, property tax-exempt bonds payable with a weighted average fixed rate of 5.9% have been converted to a weighted average variable rate of 2.1% using total rate of return swaps that mature during May 2014. These property tax-exempt bonds payable are presented above as variable rate debt at their carrying amounts, or fair value, of $71.4 million. See Note 8 for further discussion of our total rate of return swap arrangements.
Our consolidated property debt instruments contain covenants common to the type of borrowing. At December 31, 2012, we were in compliance with all covenants pertaining to our consolidated debt instruments.
As of December 31, 2012, the scheduled principal amortization and maturity payments for our property tax-exempt bonds and property loans payable related to properties in continuing operations are as follows (in thousands):

	Amortization	Maturities	Total
2013	$86,570	$182,029	$268,599
2014	89,438	235,975	325,413
2015	90,486	183,111	273,597
2016	87,698	429,593	517,291
2017	81,529	446,900	528,429
Thereafter			2,775,118
			$4,688,447

Credit Agreement
We have a Senior Secured Credit Agreement with a syndicate of financial institutions, which we refer to as the Credit Agreement. The Credit Agreement consists of $500.0 million of revolving loan commitments. Borrowings under the Credit Agreement bear interest at a rate set forth on a pricing grid which rate varies based on our leverage (initially either LIBOR plus 2.75% or, at our option, a base rate). The Credit Agreement matures December 2014, and may be extended for two additional one-year periods, subject to certain conditions, including payment of a 25.0 basis point fee on the total revolving commitments.
As of December 31, 2012 and 2011, we had no outstanding borrowings under the Credit Agreement. As of December 31, 2012, we had the capacity to borrow $454.6 million, net of the outstanding borrowings and $45.4 million for undrawn letters of credit backed by the Credit Agreement. The proceeds of revolving loans are generally used to fund working capital and for other corporate purposes.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
We have limited exposure to derivative financial instruments. For our variable rate debt, we are sometimes required by our lenders to limit our exposure to interest rate fluctuations by entering into interest rate swap agreements, which moderate our exposure to interest rate risk by effectively converting the interest on variable rate debt to a fixed rate. The fair values of the interest rate swaps are reflected as assets or liabilities in the balance sheet, and periodic changes in fair value are included in interest expense or equity and partners’ capital, as appropriate.
As of December 31, 2012 and 2011, we had interest rate swaps with aggregate notional amounts of $51.0 million and $51.4 million, respectively, and recorded fair values of $8.0 million and $7.0 million, respectively, reflected in accrued liabilities and other in our consolidated balance sheets. At December 31, 2012, these interest rate swaps had a weighted average term of 8.1 years. We have designated these interest rate swaps as cash flow hedges and recognize any changes in their fair value as an adjustment of accumulated other comprehensive loss within equity to the extent of their effectiveness. Changes in the fair value of these instruments and the related amounts of such changes that were reflected as an adjustment of accumulated other comprehensive loss within equity and as an adjustment of earnings (ineffectiveness) are discussed in Note 9.
If the forward rates at December 31, 2012 remain constant, we estimate that during the next 12 months, we would reclassify into earnings approximately $1.7 million of the unrealized losses in accumulated other comprehensive loss. If market interest rates increase above the 3.43% weighted average fixed rate under these interest rate swaps we will benefit from net cash payments due to us from our counterparty to the interest rate swaps.
At December 31, 2012 and 2011, we had borrowings payable subject to total rate of return swaps with aggregate outstanding principal balances of $74.0 million and $75.0 million, respectively, that were collateralized by four properties. We use total rate of return swaps to convert fixed-rate property debt obligations to a variable rate to lower our cost of borrowing. In exchange for our receipt of a fixed rate equal to the underlying borrowing’s interest rate, the total rate of return swaps require that we pay a variable rate plus a risk spread. The underlying borrowings are callable at our option, with no prepayment penalty. We have designated the total rate of return swaps as hedges of the risk of overall changes in the fair value of the underlying borrowings. At each reporting period, we estimate the fair value of these borrowings and the total rate of return swaps and recognize any changes therein as an adjustment of interest expense. During the periods presented, we determined these hedges were fully effective and accordingly we made no adjustments to interest expense for ineffectiveness.
At December 31, 2012, the weighted average fixed receive rate under the total return swaps was 5.9% and the weighted average variable pay rate was 2.1%, based on the applicable index rate effective as of that date. The debt subject to these total rate of return swaps matures in 2036 whereas the corresponding swaps mature in May 2014.
The total rate of return swaps require specified loan-to-value ratios which may require us to pay down the debt or provide additional collateral. At December 31, 2012 and 2011, we had provided $20.0 million of cash collateral pursuant to the swap agreements, which is included in restricted cash in our consolidated balance sheets.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
In accordance with GAAP, we are required to measure certain assets and liabilities in our consolidated financial statements at fair value. Certain assets, such as our investment in the first loss and mezzanine positions in a securitization trust that holds certain of our property debt, our interest rate swaps (IR swaps), total rate of return swaps (TRR swaps), and the debt subject to TRR swaps (TRR debt) are required to be measured at fair value on a quarterly basis. Other assets, such as real estate, are required to be measured at fair value when we determine that the carrying amount of an asset held for use is no longer recoverable, or are required to be measured at fair value less estimated costs to sell when we determine that the carrying amount of an asset classified as held for sale is no longer recoverable.
We are required to classify these fair value measurements into one of three categories, based on the nature of the inputs used in the fair value measurement. Level 1 of the hierarchy includes fair value measurements based on unadjusted quoted prices in active markets for identical assets or liabilities we can access at the measurement date. Level 2 includes fair value measurements based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 includes fair value measurements based on unobservable inputs. The classification of fair value measurements is subjective and GAAP requires us to disclose more detailed information regarding those fair value measurements classified within the lower levels of the hierarchy.
Recurring Fair Value Measurements
The table below presents information regarding significant items measured in our consolidated financial statements at fair value on a recurring basis, consisting of investments in the securitization trust discussed above, which we classify as available for sale (AFS), IR swaps, TRR swaps and TRR debt (in thousands):

	Level 2		Level 3
	AFS (1)	IR swaps (2)	TRR swaps (3)	TRR debt (4)	Total
Fair value at December 31, 2010	$—	$(2,746)	$(19,542)	$19,542	$(2,746)
Purchases	51,534	—	—	—	51,534
Investment accretion	1,668	—	—	—	1,668
Unrealized (losses) gains included in earnings (5)	—	(48)	13,701	(13,701)	(48)
Realized gains (losses) included in earnings	—	—	—	—	—
Unrealized gains (losses) included in equity and partners’ capital	(1,509)	(4,218)	—	—	(5,727)
Fair value at December 31, 2011	$51,693	$(7,012)	$(5,841)	$5,841	$44,681
Investment accretion	3,111	—	—	—	3,111
Unrealized (losses) gains included in earnings (5)	—	(48)	3,260	(3,260)	(48)
Realized gains (losses) included in earnings	—	—	—	—	—
Unrealized gains (losses) included in equity and partners’ capital	4,341	(908)	—	—	3,433
Fair value at December 31, 2012	$59,145	$(7,968)	$(2,581)	$2,581	$51,177

(1)
Our investments classified as AFS are presented within other assets in the accompanying consolidated balance sheets. We estimate the fair value of these investments using an income and market approach with primarily observable inputs, including yields and other information regarding similar types of investments, and adjusted for certain unobservable inputs specific to these investments. We are accreting the discount to the $100.9 million face value of the investments into interest income using the effective interest method over the remaining expected term of the investments, which, as of December 31, 2012, was approximately 8.5 years. Our amortized cost basis for these investments, which represents the original cost adjusted for interest accretion less interest payments received, was $56.3 million and $53.2 million at December 31, 2012 and 2011, respectively.

(2)
The fair value of IR swaps is estimated using an income approach with primarily observable inputs including information regarding the hedged variable cash flows and forward yield curves relating to the variable interest rates on which the hedged cash flows are based.

(3)
TRR swaps have contractually-defined termination values generally equal to the difference between the fair value and the counterparty’s purchased value of the underlying borrowings. We calculate the termination value, which we believe is representative of the fair value, of total rate of return swaps using a market approach by reference to estimates of the fair value of the underlying borrowings, which are discussed below, and an evaluation of potential changes in the credit quality of the counterparties to these arrangements.

(4)
This represents changes in fair value of debt subject to TRR swaps. We estimate the fair value of debt instruments using an income and market approach, including comparison of the contractual terms to observable and unobservable inputs such as market interest rate risk spreads, contractual interest rates, remaining periods to maturity, collateral quality and loan-to-value ratios on similarly encumbered assets within our portfolio. We handle a large volume of financing transactions annually and use pricing information obtained during the financing process to evaluate market pricing information for reasonableness.

(5)
Unrealized gains (losses) for the TRR swaps and TRR debt relate to periodic revaluations of fair value and have not resulted from the settlement of a swap position as we have not historically incurred any termination payments upon settlement. These unrealized gains (losses) are included in interest expense in the accompanying consolidated statements of operations.

Due to their subjectivity, GAAP requires us to disclose additional quantitative and qualitative information about the unobservable inputs significant to our Level 3 fair value measurements. The unobservable inputs significant to our estimation of the fair value of TRR debt classified within Level 3 includes information about the property debt, such as the payment schedule, contractual interest rate and loan-to-value ratio. Based on the impracticality of providing payment schedules for our nonrecourse property debt measured at fair value, we believe the disclosure of the weighted average maturity date is meaningful in the context of the related valuation input. Information regarding the weighted average unobservable inputs for TRR debt measured at fair value during the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Number of properties encumbered by nonrecourse property debt measured at fair value during period	4	4	12
Weighted average interest rate	5.9%	5.8%	6.8%
Weighted average maturity in years	23.9 years	24.9 years	20.4 years
Weighted average loan-to-value ratio	77.7%	81.3%	61.3%

Of these unobservable inputs significant to the TRR debt fair value measurement, the loan-to-value ratio is the only input to which the fair value measurement is sensitive to changes, as the property debt interest rates and maturities are not subject to adjustment. Holding constant the other observable inputs which may also be significant to the fair value measurement, such as market interest rates for similar types of debt, we believe any increase in the loan-to-value ratios for the TRR debt would result in a decrease in the fair value of the TRR debt and any decrease in the loan-to-value ratios would result in an increase in the fair value of the TRR debt. Based on the relationship of the fair value of the TRR debt to that of the TRR swaps, we believe any increase or decrease in the fair value of the TRR debt would have an equal and offsetting decrease or increase in the fair value of the TRR swaps, and therefore would have no effect on our financial position, results of operations or liquidity.
Nonrecurring Fair Value Measurements
During the year ended December 31, 2012, we reduced the aggregate carrying amounts of nine assets classified as held for use or held for sale from $81.8 million to their estimated fair values of $65.8 million, resulting in an impairment loss of $16.0 million. During the year ended December 31, 2011, we reduced the aggregate carrying amounts of 19 assets classified as held for sale from $108.2 million to their estimated fair values of $92.3 million, resulting in an impairment loss of $15.9 million. During the year ended December 31, 2010, we reduced the aggregate carrying amounts of 12 assets classified as held for sale from $74.2 million to their estimated fair values of $62.1 million, resulting in an impairment loss of $12.1 million.
The fair values for the properties we impaired during these periods were based primarily on contract prices for pending sales or expected sales values of the properties. The contract prices were based in part on unobservable inputs classified within Level 3 of the fair value hierarchy, but were also based on observable inputs that can be validated to observable external sources, such as pricing information about widely marketed real estate properties for sale.
The unobservable inputs significant to our estimation of the fair value of real estate impaired during the periods include, among other things, information such as the properties’ net operating income, or NOI, free cash flow, or FCF, which represents the property’s NOI less capital spending required to maintain the condition of the property, and assumptions about NOI and FCF growth rates and exit values. A FCF internal rate of return, which represents the rate of return generated by the FCF from the property and the proceeds from its eventual sale, is a common benchmark used in the real estate industry for relative comparison of real estate valuations. The projected cash flows, including the expected sales prices, on which the impairment losses were based translated to weighted average implied FCF internal rates of return of 7.39%, 7.87% and 8.64% for the properties impaired during the years ended December 31, 2012, 2011 and 2010, respectively.
Fair Value Disclosures
We believe that the aggregate fair value of our cash and cash equivalents, receivables and payables approximates their aggregate carrying amounts at December 31, 2012 and 2011, due to their relatively short-term nature and high probability of realization. The estimated aggregate fair value of our notes receivable (including notes receivable from unconsolidated real estate partnerships, which we classify within other assets in our consolidated balance sheets) was approximately $100.0 million and $107.9 million at December 31, 2012 and 2011, respectively, as compared to their carrying amounts of $107.9 million and $117.9 million, respectively. The estimated aggregate fair value of our consolidated debt (including amounts reported in liabilities related to assets held for sale) was approximately $5.1 billion and $5.4 billion at December 31, 2012 and 2011, respectively, as compared to aggregate carrying amounts of $4.7 billion and $5.2 billion, respectively. We classify within Level 3 of the valuation hierarchy the fair values of our notes receivable and consolidated debt disclosed above, based on the significance of certain of the unobservable inputs used to estimate their fair values. The fair value of our notes receivable and consolidated debt is estimated using a methodology consistent with that described above for the property debt we measure at fair value on a recurring and nonrecurring basis.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Commitments
In connection with our redevelopment and capital improvement activities, we have commitments of approximately $232.2 million related to construction projects, most of which we expect to incur during the next 24 months. Pursuant to financing arrangements on our Lincoln Place, Pacific Bay Vistas, The Preserve at Marin and Elm Creek conventional redevelopment properties, we are contractually obligated to complete the planned projects. Additionally, we enter into certain commitments for future purchases of goods and services in connection with the operations of our properties. Those commitments generally have terms of one year or less and reflect expenditure levels comparable to our historical expenditures.
As discussed in Note 4 and Note 6, we have committed to fund an additional $2.3 million to increase loans secured by certain properties in West Harlem in New York City. The obligor under these notes has the ability to put these properties to us upon the achievement of certain operating performance thresholds. Our acquisition of these properties pursuant to this put option would result in a cash payment by us of approximately $31.0 million at the lower performance threshold and approximately $98.1 million at the higher performance threshold, and our assumption of approximately $118.2 million in property debt.
Tax Credit Arrangements
We are required to manage certain consolidated real estate partnerships in compliance with various laws, regulations and contractual provisions that apply to our historic and low-income housing tax credit syndication arrangements. In some instances, noncompliance with applicable requirements could result in projected tax benefits not being realized and require a refund or reduction of investor capital contributions, which are reported as deferred income in our consolidated balance sheet, until such time as our obligation to deliver tax benefits is relieved. The remaining compliance periods for our tax credit syndication arrangements range from less than one year to 13 years. We do not anticipate that any material refunds or reductions of investor capital contributions will be required in connection with these arrangements.
Legal Matters
In addition to the matters described below, we are a party to various legal actions and administrative proceedings arising in the ordinary course of business, some of which are covered by our general liability insurance program, and none of which we expect to have a material adverse effect on our consolidated financial condition, results of operations or cash flows.
Limited Partnerships
In connection with our acquisitions of interests in real estate partnerships, we are sometimes subject to legal actions, including allegations that such activities may involve breaches of fiduciary duties to the partners of such real estate partnerships or violations of the relevant partnership agreements. We may incur costs in connection with the defense or settlement of such litigation. We believe that we comply with our fiduciary obligations and relevant partnership agreements. Although the outcome of any litigation is uncertain, we do not expect any such legal actions to have a material adverse effect on our consolidated financial condition, results of operations or cash flows.
During 2011, we mediated a dispute with respect to mergers completed early in 2011 in which we acquired the remaining noncontrolling interests in six consolidated real estate partnerships.  As a result of the mediation we agreed to pay the limited partners additional consideration of $7.5 million for their partnership units, which we included in the total consideration paid for the noncontrolling interests we acquired.  Final approvals of the settlement were granted and we paid the additional consideration resulting from the settlement during the year ended December 31, 2012.
Environmental
Various Federal, state and local laws subject property owners or operators to liability for management, and the costs of removal or remediation, of certain potentially hazardous materials present on a property, including lead-based paint, asbestos, polychlorinated biphenyls, petroleum-based fuels, and other miscellaneous materials. Such laws often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of such materials. The presence of, or the failure to manage or remedy properly, these materials may adversely affect occupancy at affected apartment communities and the ability to sell or finance affected properties. In addition to the costs associated with investigation and remediation actions brought by government agencies, and potential fines or penalties imposed by such agencies in connection therewith, the improper management of these materials on a property could result in claims by private plaintiffs for personal injury, disease, disability or other infirmities. Various laws also impose liability for the cost of removal, remediation or disposal of these materials through a licensed disposal or treatment facility. Anyone who arranges for the disposal or treatment of these materials is potentially liable under such laws for the proper operation of the disposal facility. These laws often impose liability whether or not the person arranging for the disposal ever owned or operated the disposal facility. In connection with the ownership, operation and management of properties, we could potentially be responsible for environmental liabilities or costs associated with our properties or properties we acquire or manage in the future.
We have determined that our legal obligations to remove or remediate certain potentially hazardous materials may be conditional asset retirement obligations, as defined in GAAP. Except in limited circumstances where the asset retirement activities are expected to be performed in connection with a planned construction project or property casualty, we believe that the fair value of our asset retirement obligations cannot be reasonably estimated due to significant uncertainties in the timing and manner of settlement of those obligations. Asset retirement obligations that are reasonably estimable as of December 31, 2012, are immaterial to our consolidated financial condition, results of operations and cash flows.
Operating Leases
We are obligated under non-cancelable operating leases for office space and equipment. Approximate minimum annual rentals under operating leases are as follows (in thousands):

Operating Lease Obligations
2013	$3,756
2014	3,100
2015	2,554
2016	2,391
2017	1,479
Thereafter	32
Total	$13,312

Substantially all of the office space subject to the operating leases in the table above is for the use of our corporate offices and area operations. Rent expense recognized totaled $4.6 million, $5.4 million and $6.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Sublease receipts that offset rent expense totaled approximately $0.6 million, $0.8 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities of the taxable REIT subsidiaries for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax liabilities and assets are as follows (in thousands):

	2012	2011
Deferred tax liabilities:
Partnership differences	$29,745	$38,385
Deferred revenue	23,139	17,326
Capitalized interest	16,157	—
Total deferred tax liabilities	$69,041	$55,711

Deferred tax assets:
Net operating, capital and other loss carryforwards	$66,145	$56,032
Provision for impairments on real estate assets	33,321	33,321
Depreciation	—	1,073
Receivables	1,183	3,724
Accrued liabilities	8,500	8,163
Intangibles - management contracts	561	1,126
Tax credit carryforwards	7,724	7,610
Equity compensation	898	947
Other	68	179
Total deferred tax assets	118,400	112,175
Valuation allowance	(4,531)	(4,531)
Net deferred income tax assets	$44,828	$51,933

A reconciliation of the beginning and ending balance of our unrecognized tax benefits is presented below (in thousands):

	2012	2011	2010
Balance at January 1	$3,917	$4,071	$3,079
Reductions as a result of a lapse of the applicable statutes	(684)	—	—
Additions (reductions) based on tax positions related to prior years	303	(154)	992
Balance at December 31	$3,536	$3,917	$4,071

Because the statute of limitations has not yet elapsed, our Federal income tax returns for the year ended December 31, 2008, and subsequent years and certain of our State income tax returns for the year ended December 31, 2006, and subsequent years are currently subject to examination by the Internal Revenue Service or other taxing authorities. Approximately $3.0 million of unrecognized benefit, if recognized, would affect the effective rate.
On October 25, 2012, the Internal Revenue Service issued Final Partnership Administrative Adjustments with respect to the Aimco Operating Partnership 2006 and 2007 tax years.  On January 18, 2012, AIMCO-GP, Inc., in its capacity as tax matters partner of the Aimco Operating Partnership, filed a petition challenging those adjustments in the United States Tax Court in Washington, D.C.  We do not expect the litigation regarding the 2006 or 2007 proposed adjustments to have any material effect on our unrecognized tax benefits, financial condition or results of operations.
Our policy is to include any interest and penalties related to income taxes within the income tax line item in our consolidated statements of operations.
In accordance with the accounting requirements for stock-based compensation, we may recognize tax benefits in connection with the exercise of stock options by employees of our taxable subsidiaries and the vesting of restricted stock awards. During the years ended December 31, 2012 and 2011, we had cumulatively $0.5 million and less than $0.1 million, respectively, in excess tax benefits from employee stock option exercises and vested restricted stock awards. None of the excess tax benefits have yet been realized.
Significant components of the benefit for income taxes are as follows and are classified within income tax benefit in continuing operations and income from discontinued operations, net in our statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$—	$(109)	$—
State	1,047	604	1,395
Total current	1,047	495	1,395

Deferred:
Federal	7,116	(143)	(10,912)
State	812	(903)	(1,380)
Total deferred	7,928	(1,046)	(12,292)
Total expense (benefit)	$8,975	$(551)	$(10,897)
Classification:
Continuing operations	$(929)	$(6,541)	$(16,839)
Discontinued operations	$9,904	$5,990	$5,942

Consolidated income and loss subject to tax consists of pretax income or loss of our taxable REIT subsidiaries and gains or losses on certain property sales that are subject to income tax under section 1374 of the Internal Revenue Code. For the years ended December 31, 2012 and 2011, we had consolidated income subject to tax of $19.0 million and $5.0 million, respectively, and during the year ended December 31, 2010, we had consolidated losses subject to tax of $50.3 million. The reconciliation of income tax attributable to continuing and discontinued operations computed at the U.S. statutory rate to income tax expense (benefit) is shown below (dollars in thousands):

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Tax at U.S. statutory rates on consolidated income (loss) subject to tax	6,642	35.0%	1,756	35.0%	(17,622)	35.0%
State income tax, net of Federal tax benefit	1,859	9.8%	(299)	(6.0)%	14	—%
Effect of permanent differences	(256)	(1.3)%	(565)	(11.3)%	(673)	1.3%
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries (1)	730	3.8%	(1,965)	(39.2)%	5,694	(11.3)%
Write-off of excess tax basis	—	—%	—	—%	(132)	0.3%
Increase in valuation allowance	—	—%	522	10.4%	1,822	(3.6)%
	8,975	47.3%	(551)	(11.1)%	(10,897)	21.7%

(1)
Includes the effect of assets contributed by the Aimco Operating Partnership to taxable REIT subsidiaries, for which deferred tax expense or benefit was recognized upon the sale or impairment of the asset by the taxable REIT subsidiary.

Income taxes paid totaled approximately $1.1 million, $1.2 million and $1.9 million, respectively, in the years ended December 31, 2012, 2011 and 2010, respectively.
At December 31, 2012, we had net operating loss carryforwards, or NOLs, of approximately $160.0 million for income tax purposes that expire in years 2027 to 2032. Subject to certain separate return limitations, we may use these NOLs to offset all or a portion of taxable income generated by our taxable REIT subsidiaries. We generated approximately $26.2 million of NOLs during the year ended December 31, 2012, as a result of losses from our taxable REIT subsidiaries. As of December 31, 2012, we had low-income housing and rehabilitation tax credit carryforwards of approximately $8.2 million for income tax purposes that expire for the tax years 2012 to 2031. The deferred tax asset related to these credits is approximately $6.5 million.
For income tax purposes, dividends paid to holders of Common Stock primarily consist of ordinary income, return of capital, capital gains, qualified dividends and unrecaptured Section 1250 gains, or a combination thereof. For the years ended December 31, 2012, 2011 and 2010, dividends per share held for the entire year were estimated to be taxable as follows:

	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$—	—%	$—	—%	$0.04	13.3%
Capital gains	0.35	46.6%	0.12	24.0%	0.06	20.0%
Qualified dividends	—	—%	—	—%	—	—%
Unrecaptured Section 1250 gain	0.41	53.4%	0.36	76.0%	0.20	66.7%
	$0.76	100.0%	$0.48	100.0%	$0.30	100.0%
We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.

Aimco Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Aimco Equity
Aimco Equity
Preferred Stock
At December 31, 2012 and 2011, Aimco had the following classes of perpetual preferred stock outstanding (dollars in thousands):

	Redemption	Annual Dividend Rate Per Share (paid quarterly)	Balance December 31,
	Date (1)		2012	2011
Classes of Cumulative Preferred Stock redeemed during 2012 (2)	—	—	$—	$599,039
Class Z Cumulative Preferred Stock, 4,800,000 shares authorized, 1,274,243 and 869,153 shares issued/outstanding, respectively	7/29/2016	7.00%	31,114	21,075
Series A Community Reinvestment Act Preferred Stock, 240 shares authorized, 74 shares issued/outstanding	6/30/2011	(3)	37,000	37,000
Preferred stock per consolidated balance sheets			$68,114	$657,114

(1)	All classes of preferred stock were or are redeemable at our option on and after the dates specified.

(2)	Refer to the table below for information regarding the classes of preferred stock redeemed during the year ended December 31, 2012.

(3)
For the period from the date of original issuance through March 31, 2015, the dividend rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2012 and 2011 was 1.61% and 1.62%, respectively.

All classes of preferred stock have a $0.01 per share par value, are pari passu with each other and are senior to our Common Stock. The holders of each class of preferred stock are generally not entitled to vote on matters submitted to stockholders. Dividends on all shares of preferred stock are subject to declaration by our Board of Directors. Our Class Z Preferred Stock and Series A Community Reinvestment Act Preferred Stock have liquidation preferences per share of $25.00 and $500,000, respectively.
The following table summarizes our redemptions of preferred stock during the years ended December 31, 2012, 2011 and 2010(in thousands, except share and per share amounts). Following the redemption of the remaining outstanding shares of these classes of preferred stock, we reclassified the shares reserved for those classes back into the pool of shares available for issuance as common stock.

	Years Ended December 31,
	2012				2011	2010
Class of preferred stock redeemed	Class T	Class U	Class V	Class Y	Class V	Class G
Annual per share dividend rate	8.000%	7.750%	8.000%	7.875%	8.000%	9.375%
Number of shares of preferred stock redeemed	6,000,000	12,000,000	2,587,500	3,450,000	862,500	4,040,000
Redemption value of preferred stock redeemed	$150,000	$300,000	$64,688	$86,250	$21,562	$101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	$5,193	$10,137	$2,350	$2,987	$783	$4,300

The following table summarizes our issuances of preferred stock during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2012	2011	2010
Class of preferred stock issued	Class Z	Class Z	Class U
Number of shares of preferred stock issued	405,090	869,153	4,000,000
Price to public per share	$24.78	$24.25	$24.86
Underwriting discounts, commissions and transaction costs per share	$0.54	$1.25	$0.77
Net proceeds per share	$24.24	$23.00	$24.09
Net proceeds to Aimco	$9,818	$19,990	$96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$221	$1,085	$3,300

During and prior to 2011, Aimco had an agreement to repurchase from the holder portions of the outstanding CRA Preferred Stock at a discount to the liquidation preference. Based on the holder’s ability to require Aimco to repurchase shares of the CRA Preferred Stock pursuant to this agreement, Aimco classified the liquidation value of the preferred stock subject to repurchase within temporary equity in its consolidated balance sheet. The following table summarizes Aimco’s repurchases of its CRA Preferred Stock during the years ended December 31, 2011 and 2010 (dollars in thousands). Following the repurchases during 2011, there were no remaining amounts of CRA Preferred Stock subject to repurchase.

	2011	2010
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$20,000	$10,000
Repurchase price	$14,800	$7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$4,700	$2,800

Common Stock
During the year ended December 31, 2012, Aimco completed two public offerings resulting in the sale of an aggregate of 22,144,200 shares of its Common Stock, generating net proceeds of $594.4 million, or net proceeds per share of $26.84. In addition, in connection with one of these offerings, the holders of near-term expiring stock options exercised 2,041,934 stock options with a weighted average exercise price of $23.01 per share for proceeds to Aimco of $47.0 million. The shares received upon exercise of the options were then sold by the stockholders as part of the offering.
During the years ended December 31, 2011 and 2010, Aimco sold 2,914,000 and 600,000 shares of its Common Stock, respectively, pursuant to an At-The-Market, or ATM, offering program, generating $71.9 million and $14.0 million of net proceeds, respectively.
Aimco contributed the net proceeds from the sales and issuances of Common Stock to the Aimco Operating Partnership in exchange for a number of common partnership units equal to the number of shares sold and issued.
Registration Statements
Pursuant to ATM offering programs active at December 31, 2012, Aimco had the capacity to issue up to 3.5 million additional shares of its Common Stock and up to 3.5 million additional shares of its Class Z Preferred Stock. In the event of any such issuances by Aimco, the Aimco Operating Partnership would issue to Aimco a corresponding number of common partnership units or Class Z Partnership Preferred Units in exchange for the proceeds.
Additionally, Aimco and the Aimco Operating Partnership have a shelf registration statement that provides for the issuance of debt and equity securities by Aimco and debt securities by the Aimco Operating Partnership.

Partners Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Partners' Capital
Partners’ Capital
Partnership Preferred Units Owned by Aimco
At December 31, 2012 and 2011, the Aimco Operating Partnership had outstanding Partnership Preferred Units in classes and amounts similar to Aimco’s Preferred Stock discussed in Note 12. All of these classes of Partnership Preferred Units were owned by Aimco during the periods presented.
All classes of Partnership Preferred Units are pari passu with each other and are senior to the Aimco Operating Partnership’s common partnership units. None of the classes of Partnership Preferred Units have any voting rights, except the right to approve certain changes to the Aimco Operating Partnership’s Partnership Agreement that would adversely affect holders of such class of units. Distributions on all Partnership Preferred Units are subject to being declared by the General Partner. All classes of the Partnership Preferred Units are redeemable by the Aimco Operating Partnership only in connection with a concurrent redemption by Aimco of the corresponding classes of Aimco Preferred Stock held by unrelated parties.
As discussed in Note 12, during the years ended December 31, 2012, 2011 and 2010, Aimco completed various Preferred Stock issuances and redemptions. In connection with these issuances and redemptions, the Aimco Operating Partnership issued to Aimco or redeemed from Aimco a corresponding number of Partnership Preferred Units.
Redeemable Partnership Preferred Units
In addition to the Partnership Preferred Units owned by Aimco, the Aimco Operating Partnership has outstanding various classes of redeemable Partnership Preferred Units owned by third parties, which we refer to as Preferred OP Units. As of December 31, 2012 and 2011, the following classes of Preferred OP Units (stated at their redemption values, in thousands, except unit and per unit data):

	Distributions per Annum		Units Issued and Outstanding		Balances
Class of Preferred Units	Percent	Per Unit	2012	2011	2012	2011
Class One	8.75%	$8.00	90,000	90,000	$8,229	$8,229
Class Two	1.84%	$0.46	18,589	19,289	465	482
Class Three	7.88%	$1.97	1,357,691	1,365,284	33,942	34,132
Class Four	8.00%	$2.00	644,954	755,999	16,124	18,900
Class Six	8.50%	$2.13	790,883	796,668	19,772	19,917
Class Seven	7.87%	$1.97	27,960	27,960	699	699
Class Eight	(1)	(1)	—	6,250	—	156
Total			2,930,077	3,061,450	$79,231	$82,515

(1) The Class Eight Partnership Preferred Units receive distributions equal to the per unit distribution on the common partnership units.
All of the remaining outstanding classes of Preferred OP Units at December 31, 2012, are redeemable at the holders’ option. The Aimco Operating Partnership, at its sole discretion, may settle such redemption requests in cash or cause Aimco to issue shares of its Common Stock in a value equal to the redemption price.  In the event the Aimco Operating Partnership requires Aimco to issue shares of Common Stock to settle a redemption request, the Aimco Operating Partnership would issue to Aimco a corresponding number of common partnership units. The Aimco Operating Partnership has a redemption policy that requires cash settlement of redemption requests for the redeemable preferred OP Units, subject to limited exceptions. Accordingly, these redeemable units are classified within temporary equity in Aimco’s consolidated balance sheets and within temporary capital in the Aimco Operating Partnership’s consolidated balance sheets, based on the expectation that the Aimco Operating Partnership will use cash to settle any redemption of these units. Subject to certain conditions, the Class Four and Class Six preferred OP Units are convertible into common OP Units.
During the years ended December 31, 2012, 2011 and 2010, approximately 131,400, 1,600 and 83,500 preferred OP Units, respectively, were tendered for redemption in exchange for cash or other consideration, and no preferred OP Units were tendered for redemption in exchange for shares of Aimco Common Stock.
The following table presents a reconciliation of the Aimco Operating Partnership’s redeemable Partnership Preferred Units that were classified within temporary equity in Aimco’s consolidated balance sheets and temporary capital within the Aimco Operating Partnership’s consolidated balance sheets during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands). The redeemable Partnership Preferred Units presented in this reconciliation include the redeemable Preferred OP Units as well as the CRA Preferred Units held by Aimco, which, as further discussed in Note 12, were subject to a repurchase agreement prior to the final redemption that satisfied such agreement during 2011.

	2012	2011	2010
Balance at January 1	$83,384	$103,428	$116,656
Preferred distributions	(6,496)	(6,683)	(6,730)
Redemption of preferred units	(3,338)	(20,044)	(11,462)
Net income	6,496	6,683	4,964
Balance at December 31	$80,046	$83,384	$103,428

Common Partnership Units
In the Aimco Operating Partnership’s consolidated balance sheets, the common partnership units held by Aimco are classified within Partners’ Capital as General Partner and Special Limited Partner capital and the common OP Units are classified within Limited Partner capital. In Aimco’s consolidated balance sheets, the common OP Units are classified within permanent equity as common noncontrolling interests in the Aimco Operating Partnership.
Common partnership units held by Aimco are not redeemable. Common partnership units held by limited partners other than Aimco, which we refer to as common OP Units, are redeemable at the holders’ option, subject to certain restrictions, on the basis of one common OP Unit for either one share of Common Stock or cash equal to the fair value of a share of Common Stock at the time of redemption. Aimco has the option to deliver shares of Common Stock in exchange for all or any portion of the common OP Units tendered for redemption. When a limited partner redeems a common OP Unit for Common Stock, Limited Partners’ Capital is reduced and the General Partner and Special Limited Partners’ capital is increased. The holders of the common OP Units receive distributions, prorated from the date of issuance, in an amount equivalent to the dividends paid to holders of Common Stock.
During the years ended December 31, 2012, 2011 and 2010, the Aimco Operating Partnership acquired the noncontrolling limited partnership interests in certain consolidated real estate partnerships in exchange for cash and the Aimco Operating Partnership’s issuance of approximately 184,000, 6,900 and 276,000 common OP Units, respectively.
During the years ended December 31, 2012, 2011 and 2010, approximately 416,000, 237,000 and 168,300 common OP Units, respectively, were redeemed in exchange for cash, and no common OP Units were redeemed in exchange for shares of Common Stock.
HPUs
At December 31, 2012 and 2011, the Aimco Operating Partnership had outstanding 2,339,950 HPUs. The holders of HPUs may redeem these units commencing after December 31, 2016, on the basis of one HPU for either one share of Common Stock or cash equal to the fair value of a share of Common Stock at the time of redemption, at Aimco’s option. The holders of HPUs receive the same amount of distributions that are paid to holders of an equivalent number of common OP Units. The HPUs are classified within permanent capital as part of Limited Partners’ capital in the Aimco Operating Partnership’s consolidated balance sheets, and within permanent equity as part of common noncontrolling interests in the Aimco Operating Partnership within Aimco’s consolidated balance sheets.
Investment in and Notes Receivable from Aimco
From 1998 through 2001, the Aimco Operating Partnership completed various transactions with Aimco that resulted in the Aimco Operating Partnership’s acquisition of 384,740 shares of Common Stock. In connection with Aimco’s special dividends paid in 2009 and 2008, Aimco paid a portion of these dividends to the Aimco Operating Partnership through the issuance of 175,141 shares of Aimco Common Stock, bringing the total investment in Aimco to 559,881 shares at December 31, 2009. During December 2011, the Aimco Operating partnership entered into an agreement with Aimco whereby the Aimco Operating Partnership assigned its interest in these shares of Common Stock to Aimco in exchange for Aimco’s interest in a corresponding number of outstanding common OP Units. Prior to the exchange, the Aimco Operating Partnership’s investment in Aimco Common Stock was presented in the Aimco Operating Partnership’s accompanying financial statements as a reduction of partners’ capital. The exchange is reflected within partners’ capital in the Aimco Operating Partnership’s consolidated financial statements as a reclassification between capital accounts during the year ended December 31, 2011.
As of December 31, 2010, the Aimco Operating Partnership had notes receivable from Aimco that it received in exchange for the sale of certain real estate properties to Aimco in December 2000. The notes bore interest at 5.7% per annum and had original principal amounts of $10.1 million. During the year ended December 31, 2011, Aimco repaid the then outstanding $18.5 million of outstanding principal and interest due on these notes, using its share of proceeds from a $19.7 million, or $0.15 per unit, special distribution the Aimco Operating Partnership declared and paid to holders of common partnership units and HPUs on that date.

Share-Based Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation and Employee Benefit Plans
Share-Based Compensation and Employee Benefit Plans
Stock Award and Incentive Plan
We have a stock award and incentive plan to attract and retain officers, key employees and independent directors. Our plan reserves for issuance a maximum of 4.4 million shares, which may be in the form of incentive stock options, non-qualified stock options and restricted stock, or other types of awards as authorized under our plan. At December 31, 2012, there were approximately 1.3 million shares available to be granted under our plan. Our plan is administered by the Compensation and Human Resources Committee of the Board of Directors. In the case of stock options, the exercise price of the options granted may not be less than the fair market value of Common Stock at the date of grant. The term of the options is generally 10 years from the date of grant. The options typically vest over a period of one to four years or five years from the date of grant. We generally issue new shares upon exercise of options. Restricted stock awards typically vest over a period of three years to five years.
The following table summarizes activity for our outstanding stock options for the years ended December 31, 2012, 2011 and 2010 (numbers of options in thousands):

	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	6,809	$26.47	7,733	$26.53	9,576	$26.14
Granted	—	—	—	—	3	21.67
Exercised	(2,253)	21.75	(203)	8.99	(202)	8.92
Forfeited	(1,511)	29.66	(721)	32.09	(1,644)	26.43
Outstanding at end of year	3,045	$28.39	6,809	$26.47	7,733	$26.53
Exercisable at end of year	2,841	$29.79	6,146	$27.50	5,996	$29.54

The intrinsic value of a stock option represents the amount by which the current price of the underlying stock exceeds the exercise price of the option. Options outstanding at December 31, 2012, had an aggregate intrinsic value of $4.6 million and a weighted average remaining contractual term of 4.0 years. Options exercisable at December 31, 2012, had an aggregate intrinsic value of $0.9 million and a weighted average remaining contractual term of 3.8 years. The intrinsic value of stock options exercised during the years ended December 31, 2012, 2011 and 2010, was $10.9 million, $3.0 million and $2.9 million respectively.
The following table summarizes activity for restricted stock awards for the years ended December 31, 2012, 2011 and 2010 (numbers of shares in thousands):

	2012		2011		2010
	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	463	$21.53	544	$19.36	458	$26.73
Granted	241	24.31	290	25.59	381	16.72
Vested	(178)	21.86	(243)	24.31	(261)	27.56
Forfeited	—	—	(128)	16.16	(34)	26.11
Unvested at end of year	526	$22.69	463	$21.53	544	$19.36

The aggregate fair value of shares that vested during the years ended December 31, 2012, 2011 and 2010 was $4.4 million, $6.1 million and $4.4 million, respectively.
Total compensation cost recognized for restricted stock and stock option awards was $5.3 million, $5.9 million and $8.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Of these amounts, $0.4 million, $0.5 million and $0.8 million, respectively, were capitalized. At December 31, 2012, total unvested compensation cost not yet recognized was $8.0 million. We expect to recognize this compensation over a weighted average period of approximately 1.7 years.

Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations
We report as discontinued operations real estate properties that meet the definition of a component of an entity and have been sold or meet the criteria to be classified as held for sale. We include all results of these discontinued operations, less applicable income taxes, in a separate component of income on the consolidated statements of operations under the heading “income from discontinued operations, net.” This treatment resulted in the retrospective adjustment of the 2011 and 2010 statements of operations and the 2011 balance sheets.
We are currently marketing for sale certain real estate properties that are inconsistent with our long-term investment strategy. At the end of each reporting period, we evaluate whether such properties meet the criteria to be classified as held for sale, including whether such properties are expected to be sold within 12 months. Additionally, certain properties that do not meet all of the criteria to be classified as held for sale at the balance sheet date may nevertheless be sold and included in discontinued operations in the subsequent 12 months; thus the number of properties that may be sold during the subsequent 12 months could exceed the number classified as held for sale. At December 31, 2012 we had no properties classified as held for sale. At December 31, 2011, after adjustments to classify as held for sale properties that were sold during the year ended December 31, 2012, we had 75 properties with an aggregate of 11,232 units classified as held for sale. Amounts classified as held for sale in the accompanying consolidated balance sheets as of December 31, 2011 are as follows (in thousands):

December 31, 2011
Real estate, net	$454,617
Other assets	15,930
Assets held for sale	$470,547

Property debt	$412,558
Other liabilities	4,606
Liabilities related to assets held for sale	$417,164

During the years ended December 31, 2012, 2011 and 2010 we sold 75, 67 and 51 consolidated properties with an aggregate of 11,232, 10,912 and 8,189 units, respectively. For the years ended December 31, 2012, 2011 and 2010, discontinued operations includes the results of operations for the periods prior to the date of disposition for all properties sold as of December 31, 2012.
The following is a summary of the components of income from discontinued operations and the related amounts of income from discontinued operations attributable to Aimco, the Aimco Operating Partnership and noncontrolling interests for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Rental and other property revenues	$65,947	$159,058	$231,513
Property operating expenses	(31,257)	(82,353)	(121,103)
Depreciation and amortization	(21,674)	(52,513)	(73,572)
Provision for real estate impairment losses	(15,338)	(19,331)	(12,961)
Operating (loss) income	(2,322)	4,861	23,877
Interest income	545	1,534	1,641
Interest expense	(12,585)	(31,175)	(43,368)
Loss before gain on dispositions of real estate and income tax	(14,362)	(24,780)	(17,850)
Gain on dispositions of real estate	234,533	108,209	94,945
Income tax expense	(9,904)	(5,990)	(5,942)
Income from discontinued operations, net	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests in consolidated real estate partnerships	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Aimco Operating Partnership	$171,248	$45,221	49,693
Income from discontinued operations attributable to noncontrolling interests in Aimco Operating Partnership	(10,153)	(2,990)	(3,332)
Income from discontinued operations attributable to Aimco	$161,095	$42,231	$46,361

Gain on dispositions of real estate is reported net of incremental direct costs incurred in connection with the transactions, including any prepayment penalties incurred upon repayment of property loans collateralized by the properties being sold. Such prepayment penalties totaled $16.5 million, $14.9 million and $4.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. We classify interest expense related to property debt within discontinued operations when the related real estate asset is sold or classified as held for sale.
In connection with properties sold or classified as held for sale during the years ended December 31, 2012, 2011 and 2010, we allocated $7.5 million, $5.1 million and $4.7 million, respectively, of goodwill related to our conventional and affordable segments to the carrying amounts of the properties sold or classified as held for sale. The amounts of goodwill allocated to these properties were based on the relative fair values of the properties sold or classified as held for sale and the retained portions of the reporting units to which the goodwill was allocated.

Earnings (Loss) per Share/Unit	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) per Share/Unit
Earnings (Loss) per Share/Unit
Aimco
Aimco calculates earnings (loss) per share based on the weighted average number of shares of Common Stock, participating securities, common stock equivalents and dilutive convertible securities outstanding during the period. The following table illustrates Aimco’s calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per share data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(135,603)	$(160,777)
(Income) loss from continuing operations attributable to noncontrolling interests	(13,733)	36,285	42,688
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to Aimco common stockholders	$(78,949)	$(145,392)	$(171,679)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(49,172)	(35,208)	(24,792)
Income from discontinued operations attributable to Aimco common stockholders	$161,095	$42,231	$46,361
Net income (loss)	$195,361	$(58,164)	$(89,624)
Net (income) loss attributable to noncontrolling interests	(62,905)	1,077	17,896
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to Aimco common stockholders	$82,146	$(103,161)	$(125,318)
Denominator:
Denominator for basic earnings per share — weighted average number of shares of Common Stock outstanding	134,479	119,312	116,369
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted earnings per share	134,479	119,312	116,369
Earnings (loss) per common share – basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.59)	$(1.22)	$(1.48)
Income from discontinued operations attributable to Aimco common stockholders	1.20	0.36	0.40
Net income (loss) attributable to Aimco common stockholders	$0.61	$(0.86)	$(1.08)
Dividends declared per common share	$0.76	$0.48	$0.30

The Aimco Operating Partnership
The Aimco Operating Partnership calculates earnings (loss) per unit based on the weighted average number of common partnership units and equivalents, participating securities and dilutive convertible securities outstanding during the period. The Aimco Operating Partnership considers both common partnership units and HPUs, which have identical rights to distributions and undistributed earnings, to be common units for purposes of the earnings per unit data presented below. The following table illustrates the Aimco Operating Partnership’s calculation of basic and diluted earnings (loss) per unit for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per unit data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(134,304)	$(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests	(12,199)	32,475	34,761
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to the Partnership’s common unitholders	$(83,911)	$(154,586)	$(183,711)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Partnership’s common unitholders	$171,248	$45,221	$49,693
Net income (loss)	$195,361	$(56,865)	$(88,765)
(Income) loss attributable to noncontrolling interests	(51,218)	257	13,301
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to the Partnership’s common unitholders	$87,337	$(109,365)	$(134,018)
Denominator:
Denominator for basic earnings per unit — weighted average number of common units outstanding	142,614	127,681	124,747
Effect of dilutive securities:
Dilutive potential common units	—	—	—
Denominator for diluted earnings per unit	142,614	127,681	124,747
Earnings (loss) per common unit – basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.59)	$(1.21)	$(1.47)
Income from discontinued operations attributable to the Partnership’s common unitholders	1.20	0.35	0.40
Net income (loss) attributable to the Partnership’s common unitholders	$0.61	$(0.86)	$(1.07)
Distributions declared per unit	$0.76	$0.63	$0.30

Distributions declared per unit during the year ended December 31, 2011, includes a special distribution of $0.15 per unit which is discussed further in Note 13.
Aimco and the Aimco Operating Partnership
As of December 31, 2012, the common share or unit equivalents that could potentially dilute basic earnings per share or unit in future periods totaled 3.0 million. These securities represent options to purchase shares of Common Stock, which, if exercised, would result in Aimco’s issuance of additional shares and the Aimco Operating Partnership’s issuance to Aimco of additional common partnership units equal to the number of shares purchased under the options. These securities have been excluded from the earnings (loss) per share or unit computations for the years ended December 31, 2012, 2011 and 2010, because their effect would have been anti-dilutive. Participating securities, consisting primarily of unvested restricted shares of Common Stock, receive dividends similar to shares of Common Stock and common partnership units and totaled 0.5 million, 0.5 million and 0.6 million at December 31, 2012, 2011 and 2010, respectively. The effect of participating securities is included in basic and diluted earnings (loss) per share and unit computations for the periods presented above using the two-class method of allocating distributed and undistributed earnings.
As discussed in Note 13, the Aimco Operating Partnership has various classes of preferred OP Units, which may be redeemed at the holders’ option. The Aimco Operating Partnership may redeem these units for cash or at its option, shares of Common Stock. During the periods presented, no common share equivalents related to these preferred OP Units have been included in earnings per share computations because their effect was antidilutive.

Unaudited Summarized Consolidated Quarterly Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Summarized Consolidated Quarterly Information
Unaudited Summarized Consolidated Quarterly Information
Aimco
Aimco’s summarized unaudited consolidated quarterly information for 2012 and 2011 is provided below (in thousands, except per share amounts).

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to Aimco common stockholders	(10,609)	523	24,163	67,928
Earnings (loss) per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.30)	$(0.27)	$(0.06)	$—
Net (loss) income attributable to Aimco common stockholders	$(0.09)	$—	$0.17	$0.47
Weighted average common shares outstanding - basic and diluted	120,526	127,395	144,959	145,035

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,215)	(43,859)	(25,448)	(35,081)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,277)	(26,971)	4,658	(8,574)
Loss attributable to Aimco common stockholders	(31,773)	(33,177)	(14,800)	(23,411)
Loss per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.32)	$(0.36)	$(0.26)	$(0.28)
Net loss attributable to Aimco common stockholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common shares outstanding - basic and diluted	117,320	119,156	120,339	120,433

The Aimco Operating Partnership
The Aimco Operating Partnership’s summarized unaudited consolidated quarterly information for 2012 and 2011 is provided below (in thousands, except per share amounts).

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to the Partnership’s common unitholders	(11,346)	578	25,774	72,190
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.30)	$(0.27)	$(0.06)	$—
Net loss attributable to the Partnership’s common unitholders	$(0.09)	$—	$0.17	$0.47
Weighted average common units outstanding - basic and diluted	128,729	135,622	152,997	153,107

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,003)	(43,635)	(24,625)	(35,041)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,065)	(26,747)	5,481	(8,534)
Loss attributable to the Partnership’s common unitholders	(33,944)	(35,373)	(15,012)	(25,036)
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.32)	$(0.37)	$(0.27)	$(0.30)
Net loss attributable to the Partnership’s common unitholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common units outstanding - basic and diluted	125,773	127,577	128,656	128,933

(1)	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.

Transactions with Affiliates	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Affiliates
Transactions with Affiliates
We earn revenue from affiliated real estate partnerships. These revenues include fees for property management services, partnership and asset management services, risk management services and transactional services such as refinancing, construction supervisory and disposition. In addition, we are reimbursed for our costs in connection with the management of unconsolidated real estate partnerships. These fees and reimbursements for the years ended December 31, 2012, 2011 and 2010 totaled $12.6 million, $9.8 million and $10.6 million, respectively.

Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segments
Business Segments
We have two reportable segments: conventional real estate operations and affordable real estate operations. Our conventional real estate operations consist of market-rate apartments with rents paid by the residents and included 175 properties with 55,879 units at December 31, 2012. Our affordable real estate operations consisted of 90 properties with 12,098 units at December 31, 2012, with rents that are generally paid, in whole or part, by a government agency.
Our chief executive officer, who is our chief operating decision maker, uses various generally accepted industry financial measures to assess the performance and financial condition of the business, including: Net Asset Value, which is the estimated fair value of our assets, net of liabilities and preferred equity; Funds From Operations, which represents net income or loss computed in accordance with GAAP, excluding gains from sales of, and impairment losses recognized with respect to, depreciable property, plus depreciation and amortization, and after adjustments for unconsolidated partnerships and joint ventures; Pro forma Funds From Operations, which is Funds From Operations excluding preferred equity redemption related amounts; Adjusted Funds From Operations, which is Pro forma Funds From Operations less spending for capital replacements, which represents our estimation of the capital additions required to maintain the value of our portfolio during our ownership period; property net operating income, which is rental and other property revenues less direct property operating expenses, including real estate taxes; proportionate property net operating income, which reflects our share of property net operating income of our consolidated and unconsolidated properties that we manage; same store property operating results; Free Cash Flow, which is net operating income less spending for Capital Replacements; Free Cash Flow internal rate of return; financial coverage ratios; and leverage as shown on our balance sheet. Our chief operating decision maker emphasizes proportionate property net operating income as a key measurement of segment profit or loss.
The following tables present the revenues, net operating income (loss) and income (loss) from continuing operations of our conventional and affordable real estate operations segments on a proportionate basis for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2012:
Rental and other property revenues (2)	$811,741	$101,524	$77,683	$480	$991,428
Tax credit and asset management revenues	—	—	—	41,769	41,769
Total revenues	811,741	101,524	77,683	42,249	1,033,197
Property operating expenses (2)	294,715	39,968	29,695	37,847	402,225
Investment management expenses	—	—	—	12,008	12,008
Depreciation and amortization (2)	—	—	—	345,077	345,077
Provision for real estate impairment losses (2)	—	—	—	8,349	8,349
General and administrative expenses	—	—	—	49,602	49,602
Other expenses, net	—	—	—	15,776	15,776
Total operating expenses	294,715	39,968	29,695	468,659	833,037
Operating income (loss)	517,026	61,556	47,988	(426,410)	200,160
Other items included in continuing operations	—	—	—	(215,066)	(215,066)
Income (loss) from continuing operations	$517,026	$61,556	$47,988	$(641,476)	$(14,906)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2011:
Rental and other property revenues (2)	$769,931	$97,793	$74,340	$1,194	$943,258
Tax credit and asset management revenues	—	—	—	38,661	38,661
Total revenues	769,931	97,793	74,340	39,855	981,919
Property operating expenses (2)	284,649	38,453	29,917	52,847	405,866
Investment management expenses	—	—	—	10,459	10,459
Depreciation and amortization (2)	—	—	—	342,820	342,820
Provision for real estate impairment losses (2)	—	—	—	915	915
General and administrative expenses	—	—	—	50,906	50,906
Other expenses, net	—	—	—	17,796	17,796
Total operating expenses	284,649	38,453	29,917	475,743	828,762
Operating income (loss)	485,282	59,340	44,423	(435,888)	153,157
Other items included in continuing operations (3)	—	—	—	(288,760)	(288,760)
Income (loss) from continuing operations	$485,282	$59,340	$44,423	$(724,648)	$(135,603)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2010:
Rental and other property revenues (2)	$751,123	$93,469	$75,543	$2,775	$922,910
Tax credit and asset management revenues	—	—	—	35,630	35,630
Total revenues	751,123	93,469	75,543	38,405	958,540
Property operating expenses (2)	287,761	40,051	32,627	55,074	415,513
Investment management expenses	—	—	—	14,477	14,477
Depreciation and amortization (2)	—	—	—	363,261	363,261
Provision for real estate impairment losses (2)	—	—	—	65	65
General and administrative expenses	—	—	—	53,374	53,374
Other expenses, net	—	—	—	9,267	9,267
Total operating expenses	287,761	40,051	32,627	495,518	855,957
Operating income (loss)	463,362	53,418	42,916	(457,113)	102,583
Other items included in continuing operations (3)	—	—	—	(263,360)	(263,360)
Income (loss) from continuing operations	$463,362	$53,418	$42,916	$(720,473)	$(160,777)

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties and the results of consolidated properties that we do not manage, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships that we manage, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

(2)
Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

(3)
In addition to the other items included in continuing operations presented in the table for the years ending December 31, 2011 and 2010, the Aimco Operating Partnership recognized $1.3 million and $0.9 million, respectively, of interest income on its notes receivable from Aimco. These notes were repaid by Aimco during the three months ended December 31, 2011.

During the years ended December 31, 2012, 2011 and 2010, for continuing operations, our rental revenues include $97.9 million, $90.8 million and $85.4 million, respectively, of subsidies from government agencies, which exceeded 10% of the combined revenues of our conventional and affordable segments for each of the years presented.
The assets of our reportable segments on a proportionate basis, together with the proportionate adjustments to reconcile these amounts to the consolidated assets of our segments, and the consolidated assets not allocated to our segments are as follows (in thousands):

	2012	2011
Conventional	$4,837,236	$5,031,864
Affordable	466,678	683,307
Proportionate adjustments (1)	634,858	645,385
Corporate and other assets	462,608	511,306
Total consolidated assets	$6,401,380	$6,871,862

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.

For the years ended December 31, 2012, 2011 and 2010 capital additions related to our conventional segment totaled $252.3 million, $191.6 million and $140.1 million, respectively, and capital additions related to our affordable segment totaled $19.8 million, $15.6 million and $35.2 million, respectively.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III: Real Estate and Accumulated Depreciation Disclosure

APARTMENT INVESTMENT AND MANAGEMENT COMPANY
AIMCO PROPERTIES, L.P.
SCHEDULE III: REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2012
(In Thousands Except Unit Data)

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Conventional Properties:
100 Forest Place	High Rise	Dec-97	Oak Park, IL	1987	234	$2,664	$18,815	$6,026	$2,664	$24,841	$27,505	$(10,218)	$17,287	$26,447
118-122 West 23rd Street	High Rise	Jun-12	New York, NY	1987	42	14,985	23,459	43	14,985	23,502	38,487	(437)	38,050	19,854
1582 First Avenue	High Rise	Mar-05	New York, NY	1900	17	4,281	752	264	4,281	1,016	5,297	(412)	4,885	2,567
173 E. 90th Street	High Rise	May-04	New York, NY	1910	72	12,066	4,535	2,229	12,067	6,763	18,830	(2,257)	16,573	7,584
182-188 Columbus Avenue	Mid Rise	Feb-07	New York, NY	1910	32	19,123	3,300	2,560	19,123	5,860	24,983	(1,812)	23,171	13,471
204-206 West 133rd Street	Mid Rise	Jun-07	New York, NY	1910	44	4,352	1,450	1,483	4,352	2,933	7,285	(790)	6,495	2,963
2232-2240 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	24	3,366	3,785	1,256	3,366	5,041	8,407	(1,220)	7,187	2,972
2247-2253 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	35	7,356	3,335	1,595	7,356	4,930	12,286	(1,496)	10,790	5,483
2252-2258 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	35	4,318	4,504	1,677	4,318	6,181	10,499	(1,572)	8,927	5,125
2300-2310 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	63	10,417	6,964	4,280	10,417	11,244	21,661	(3,446)	18,215	9,362
236-238 East 88th Street	High Rise	Jan-04	New York, NY	1900	43	8,820	2,914	1,980	8,820	4,894	13,714	(1,694)	12,020	6,427
237-239 Ninth Avenue	High Rise	Mar-05	New York, NY	1900	36	8,495	1,866	1,108	8,494	2,975	11,469	(1,071)	10,398	6,271
240 West 73rd Street, LLC	High Rise	Sep-04	New York, NY	1900	200	68,109	12,140	6,166	68,109	18,306	86,415	(5,344)	81,071	28,383
2484 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1921	23	2,601	1,726	655	2,601	2,381	4,982	(556)	4,426	2,472
2900 on First Apartments	Mid Rise	Oct-08	Seattle, WA	1989	135	19,070	17,518	9,631	19,071	27,148	46,219	(3,192)	43,027	19,711
306 East 89th Street	High Rise	Jul-04	New York, NY	1930	20	2,680	1,006	423	2,681	1,428	4,109	(508)	3,601	2,094
311 & 313 East 73rd Street	Mid Rise	Mar-03	New York, NY	1904	34	5,678	1,609	615	5,678	2,224	7,902	(1,323)	6,579	2,579
322-324 East 61st Street	High Rise	Mar-05	New York, NY	1900	40	6,372	2,224	1,034	6,372	3,258	9,630	(1,201)	8,429	3,851
3400 Avenue of the Arts	Mid Rise	Mar-02	Costa Mesa, CA	1987	770	57,241	65,506	71,647	57,240	137,154	194,394	(63,334)	131,060	114,875
452 East 78th Street	High Rise	Jan-04	New York, NY	1900	12	1,982	608	389	1,982	997	2,979	(376)	2,603	1,495
464-466 Amsterdam & 200-210 W. 83rd Street	Mid Rise	Feb-07	New York, NY	1910	72	25,553	7,101	4,045	25,552	11,147	36,699	(2,988)	33,711	19,679
510 East 88th Street	High Rise	Jan-04	New York, NY	1900	20	3,163	1,002	366	3,163	1,368	4,531	(456)	4,075	2,460
514-516 East 88th Street	High Rise	Mar-05	New York, NY	1900	36	6,282	2,168	658	6,282	2,826	9,108	(1,028)	8,080	4,174
707 Leahy	Garden	Apr-07	Redwood City, CA	1973	110	15,444	7,909	4,692	15,444	12,601	28,045	(3,828)	24,217	9,746
865 Bellevue	Garden	Jul-00	Nashville, TN	1972	326	3,562	12,037	27,519	3,562	39,556	43,118	(21,116)	22,002	18,437
Arbours Of Hermitage, The	Garden	Jul-00	Hermitage, TN	1972	350	3,217	12,023	8,394	3,217	20,417	23,634	(9,547)	14,087	9,630
Auburn Glen (5)	Garden	Dec-06	Jacksonville, FL	1974	251	7,670	8,191	3,762	7,670	6,248	13,918	(3,988)	9,930	9,445
Bank Lofts	High Rise	Apr-01	Denver, CO	1920	117	3,525	9,045	2,072	3,525	11,117	14,642	(5,310)	9,332	11,798
Bay Parc Plaza	High Rise	Sep-04	Miami, FL	2000	471	22,680	41,847	6,345	22,680	48,192	70,872	(11,055)	59,817	45,748
Bay Ridge at Nashua	Garden	Jan-03	Nashua, NH	1984	412	3,262	40,713	5,784	3,262	46,497	49,759	(14,050)	35,709	31,154
Bayberry Hill Estates	Garden	Aug-02	Framingham, MA	1971	424	18,916	35,945	12,878	18,916	48,823	67,739	(17,469)	50,270	33,804
Bluffs at Pacifica, The	Garden	Oct-06	Pacifica, CA	1963	64	8,108	4,132	13,384	8,108	17,516	25,624	(6,010)	19,614	6,087
Boston Lofts	High Rise	Apr-01	Denver, CO	1/1/1890	158	3,446	20,589	6,068	3,447	26,656	30,103	(11,519)	18,584	17,235
Boulder Creek	Garden	Jul-94	Boulder, CO	1973	221	754	7,730	17,581	755	25,310	26,065	(12,924)	13,141	9,686
Broadcast Center	Garden	Mar-02	Los Angeles, CA	1990	279	29,407	41,244	26,890	29,407	68,134	97,541	(28,874)	68,667	55,364
Broadway Lofts	High Rise	Sep-12	San Diego, CA	1909	84	5,367	14,442	32	5,367	14,474	19,841	(223)	19,618	10,544
Buena Vista	Mid Rise	Jan-06	Pasadena, CA	1973	92	9,693	6,818	1,342	9,693	8,160	17,853	(2,130)	15,723	10,190
Burke Shire Commons	Garden	Mar-01	Burke, VA	1986	360	4,867	23,617	4,442	4,867	28,059	32,926	(12,550)	20,376	43,042
Calhoun Beach Club	High Rise	Dec-98	Minneapolis, MN	1928	332	11,708	73,334	49,155	11,708	122,489	134,197	(53,597)	80,600	47,287
Canterbury Green	Garden	Dec-99	Fort Wayne, IN	1970	1,988	13,659	73,115	23,576	13,659	96,691	110,350	(51,486)	58,864	51,359
Canyon Terrace	Garden	Mar-02	Saugus, CA	1984	130	7,508	6,601	6,036	7,508	12,637	20,145	(5,564)	14,581	10,268

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Casa del Mar at Baymeadows	Garden	Oct-06	Jacksonville, FL	1984	144	5,039	10,562	2,022	5,039	12,584	17,623	(3,477)	14,146	8,987
Cedar Rim	Garden	Apr-00	Newcastle, WA	1980	104	761	5,218	17,057	761	22,275	23,036	(17,006)	6,030	7,583
Center Square	High Rise	Oct-99	Doylestown, PA	1975	350	582	4,190	3,003	582	7,193	7,775	(3,404)	4,371	13,522
Chestnut Hall	High Rise	Oct-06	Philadelphia, PA	1923	315	12,338	14,299	6,444	12,338	20,743	33,081	(9,030)	24,051	17,632
Chestnut Hill Village	Garden	Apr-00	Philadelphia, PA	1963	821	6,469	49,316	48,573	6,469	97,889	104,358	(53,126)	51,232	57,282
Chimneys of Cradle Rock	Garden	Jun-04	Columbia, MD	1979	198	2,040	8,108	1,253	2,040	9,361	11,401	(3,068)	8,333	16,403
Colony at Kenilworth	Garden	Oct-99	Towson, MD	1966	383	2,403	18,799	15,490	2,403	34,289	36,692	(19,675)	17,017	23,432
Columbus Avenue	Mid Rise	Sep-03	New York, NY	1/1/1880	59	35,527	9,450	4,365	35,527	13,815	49,342	(7,281)	42,061	24,187
Creekside	Garden	Jan-00	Denver, CO	1974	328	3,189	12,698	5,216	3,189	17,914	21,103	(9,710)	11,393	12,610
Crescent at West Hollywood, The	Mid Rise	Mar-02	West Hollywood, CA	1985	130	15,765	10,215	14,324	15,765	24,539	40,304	(15,510)	24,794	23,872
Douglaston Villas and Townhomes	Garden	Aug-99	Altamonte Springs, FL	1979	234	1,666	9,353	8,099	1,666	17,452	19,118	(8,503)	10,615	10,101
Elm Creek	Mid Rise	Dec-97	Elmhurst, IL	1987	372	5,910	30,830	21,865	5,910	52,695	58,605	(24,248)	34,357	42,173
Evanston Place	High Rise	Dec-97	Evanston, IL	1990	189	3,232	25,546	5,888	3,232	31,434	34,666	(13,064)	21,602	20,909
Farmingdale	Mid Rise	Oct-00	Darien, IL	1975	240	11,763	15,174	9,289	11,763	24,463	36,226	(12,638)	23,588	16,499
Fishermans Wharf	Garden	Nov-96	Clute, TX	1981	360	1,257	7,585	5,442	1,257	13,027	14,284	(6,087)	8,197	6,670
Flamingo Towers	High Rise	Sep-97	Miami Beach, FL	1960	1,138	32,239	39,410	231,964	32,239	271,374	303,613	(108,367)	195,246	114,596
Forestlake Apartments (5)	Garden	Mar-07	Daytona Beach, FL	1982	120	3,860	4,320	652	3,860	2,858	6,718	(1,313)	5,405	4,491
Four Quarters Habitat	Garden	Jan-06	Miami, FL	1976	336	2,379	17,199	17,155	2,379	34,354	36,733	(18,160)	18,573	9,478
Foxchase	Garden	Dec-97	Alexandria, VA	1940	2,113	15,496	96,062	30,896	15,496	126,958	142,454	(60,011)	82,443	212,862
Georgetown	Garden	Aug-02	Framingham, MA	1964	207	12,351	13,168	1,834	12,351	15,002	27,353	(5,278)	22,075	10,530
Glen at Forestlake, The (5)	Garden	Mar-07	Daytona Beach, FL	1982	26	933	862	201	933	148	1,081	(245)	836	986
Granada	Mid Rise	Aug-02	Framingham, MA	1958	72	4,577	4,057	811	4,577	4,868	9,445	(2,272)	7,173	3,526
Grand Pointe	Garden	Dec-99	Columbia, MD	1972	325	2,714	16,771	5,244	2,715	22,014	24,729	(9,934)	14,795	16,046
Greens	Garden	Jul-94	Chandler, AZ	2000	324	2,303	713	27,923	2,303	28,636	30,939	(16,490)	14,449	10,353
Heritage Park Escondido	Garden	Oct-00	Escondido, CA	1986	196	1,055	7,565	1,459	1,055	9,024	10,079	(5,022)	5,057	7,299
Heritage Park Livermore	Garden	Oct-00	Livermore, CA	1988	167	1,039	9,170	1,408	1,039	10,578	11,617	(5,580)	6,037	7,532
Heritage Village Anaheim	Garden	Oct-00	Anaheim, CA	1986	196	1,832	8,541	1,508	1,832	10,049	11,881	(5,550)	6,331	8,858
Hidden Cove	Garden	Jul-98	Escondido, CA	1983	334	3,043	17,616	7,203	3,043	24,819	27,862	(11,867)	15,995	29,596
Hidden Cove II	Garden	Jul-07	Escondido, CA	1986	118	12,849	6,530	6,050	12,849	12,580	25,429	(5,251)	20,178	11,059
Highcrest Townhomes	Town Home	Jan-03	Woodridge, IL	1968	176	3,051	13,452	1,127	3,052	14,578	17,630	(6,575)	11,055	10,391
Hillcreste	Garden	Mar-02	Century City, CA	1989	315	35,862	47,216	24,045	35,862	71,261	107,123	(32,382)	74,741	71,430
Hillmeade	Garden	Nov-94	Nashville, TN	1986	288	2,872	16,070	9,186	2,872	25,256	28,128	(13,520)	14,608	17,426
Horizons West Apartments	Mid Rise	Dec-06	Pacifica, CA	1970	78	8,887	6,377	1,743	8,887	8,120	17,007	(2,536)	14,471	4,966
Hunt Club	Garden	Sep-00	Gaithersburg, MD	1986	336	17,859	13,149	8,053	17,859	21,202	39,061	(8,178)	30,883	30,842
Hunter's Chase	Garden	Jan-01	Midlothian, VA	1985	320	7,935	7,915	2,963	7,935	10,878	18,813	(4,333)	14,480	15,641
Hunters Glen	Garden	Oct-99	Plainsboro, NJ	1976	896	8,778	47,259	42,228	8,779	89,486	98,265	(62,350)	35,915	65,339
Hyde Park Tower	High Rise	Oct-04	Chicago, IL	1990	155	4,731	14,927	3,136	4,731	18,063	22,794	(4,290)	18,504	14,276
Independence Green	Garden	Jan-06	Farmington Hills, MI	1960	981	10,191	24,586	23,263	10,191	47,849	58,040	(19,662)	38,378	26,531
Indian Oaks	Garden	Mar-02	Simi Valley, CA	1986	254	24,523	15,801	4,877	24,523	20,678	45,201	(7,783)	37,418	31,725
Island Club	Garden	Oct-00	Oceanside, CA	1986	592	18,027	28,654	12,955	18,027	41,609	59,636	(21,126)	38,510	62,203
Key Towers	High Rise	Apr-01	Alexandria, VA	1964	140	1,526	7,050	5,888	1,526	12,938	14,464	(7,096)	7,368	10,446
Lakeside	Garden	Oct-99	Lisle, IL	1972	568	5,840	27,937	30,641	5,840	58,578	64,418	(35,724)	28,694	28,250
Lakeside at Vinings Mountain	Garden	Jan-00	Atlanta, GA	1983	220	2,111	11,862	15,498	2,111	27,360	29,471	(17,284)	12,187	14,677
Lakeside Place	Garden	Oct-99	Houston, TX	1976	734	6,172	34,151	16,484	6,173	50,634	56,807	(25,672)	31,135	26,033
Latrobe	High Rise	Jan-03	Washington, DC	1980	175	3,459	9,103	15,905	3,459	25,008	28,467	(16,186)	12,281	29,909
Lazy Hollow	Garden	Apr-05	Columbia, MD	1979	178	2,429	12,181	469	2,430	12,649	15,079	(5,912)	9,167	13,532
Lincoln Place (5)	Garden	Oct-04	Venice, CA	1951	696	128,332	10,439	143,954	44,197	153,091	197,288	(1,173)	196,115	64,822
Lodge at Chattahoochee, The	Garden	Oct-99	Sandy Springs, GA	1970	312	2,335	16,370	23,245	2,335	39,615	41,950	(24,237)	17,713	21,508

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Los Arboles	Garden	Sep-97	Chandler, AZ	1986	232	1,662	9,504	2,929	1,662	12,433	14,095	(5,941)	8,154	7,797
Preserve at Marin	Mid Rise	Aug-11	Corte Madera, CA	1964	126	13,537	30,132	12,449	13,516	42,602	56,118	—	56,118	28,340
Malibu Canyon	Garden	Mar-02	Calabasas, CA	1986	698	69,834	53,438	31,581	69,834	85,019	154,853	(38,736)	116,117	91,634
Maple Bay	Garden	Dec-99	Virginia Beach, VA	1971	414	2,597	16,141	29,353	2,598	45,493	48,091	(27,300)	20,791	31,793
Mariners Cove	Garden	Mar-02	San Diego, CA	1984	500	—	66,861	6,618	—	73,479	73,479	(25,014)	48,465	2,964
Meadow Creek	Garden	Jul-94	Boulder, CO	1968	332	1,435	24,533	5,598	1,435	30,131	31,566	(14,163)	17,403	23,033
Merrill House	High Rise	Jan-00	Falls Church, VA	1964	159	1,836	10,831	6,692	1,836	17,523	19,359	(6,848)	12,511	18,786
Monterey Grove	Garden	Jun-08	San Jose, CA	1999	224	34,325	21,939	2,967	34,325	24,906	59,231	(5,585)	53,646	33,929
Oak Park Village	Garden	Oct-00	Lansing, MI	1972	618	10,048	16,771	6,169	10,048	22,940	32,988	(12,772)	20,216	23,487
Pacific Bay Vistas (5)	Garden	Mar-01	San Bruno, CA	1987	308	28,694	62,460	50,238	22,994	112,698	135,692	(57,047)	78,645	38,905
Pacifica Park	Garden	Jul-06	Pacifica, CA	1977	104	12,970	6,579	3,291	12,970	9,870	22,840	(3,871)	18,969	12,342
Palazzo at Park La Brea, The	Mid Rise	Feb-04	Los Angeles, CA	2002	521	48,362	125,464	17,434	48,362	142,898	191,260	(46,321)	144,939	120,010
Palazzo East at Park La Brea, The	Mid Rise	Mar-05	Los Angeles, CA	2005	611	72,578	136,503	12,632	72,578	149,135	221,713	(44,594)	177,119	125,620
Paradise Palms	Garden	Jul-94	Phoenix, AZ	1985	130	647	3,516	6,539	647	10,055	10,702	(6,495)	4,207	6,128
Park Towne Place	High Rise	Apr-00	Philadelphia, PA	1959	959	10,472	47,301	61,039	10,472	108,340	118,812	(36,968)	81,844	82,486
Parktown Townhouses	Garden	Oct-99	Deer Park, TX	1968	309	2,572	12,051	13,281	2,572	25,332	27,904	(11,940)	15,964	10,313
Parkway	Garden	Mar-00	Willamsburg, VA	1971	148	386	2,834	2,982	386	5,816	6,202	(3,397)	2,805	8,814
Pathfinder Village	Garden	Jan-06	Fremont, CA	1973	246	19,595	14,838	9,460	19,595	24,298	43,893	(7,441)	36,452	18,620
Peachtree Park	Garden	Jan-96	Atlanta, GA	1969	303	4,684	11,713	11,360	4,683	23,074	27,757	(10,950)	16,807	8,539
Peak at Vinings Mountain, The	Garden	Jan-00	Atlanta, GA	1980	280	2,651	13,660	17,963	2,651	31,623	34,274	(20,009)	14,265	15,506
Peakview Place	Garden	Jan-00	Englewood, CO	1975	296	3,442	18,734	5,424	3,443	24,157	27,600	(16,667)	10,933	12,246
Peppertree	Garden	Mar-02	Cypress, CA	1971	136	8,030	5,225	2,303	8,030	7,528	15,558	(3,330)	12,228	12,846
Pine Lake Terrace	Garden	Mar-02	Garden Grove, CA	1971	111	4,124	6,035	1,993	4,125	8,027	12,152	(3,204)	8,948	9,252
Plantation Gardens	Garden	Oct-99	Plantation ,FL	1971	372	3,773	19,443	17,636	3,773	37,079	40,852	(14,121)	26,731	23,048
Post Ridge	Garden	Jul-00	Nashville, TN	1972	150	1,883	6,712	4,398	1,883	11,110	12,993	(5,932)	7,061	5,781
Ramblewood	Garden	Dec-99	Wyoming, MI	1973	1,707	8,661	61,082	6,781	8,661	67,863	76,524	(21,557)	54,967	33,797
Ravensworth Towers	High Rise	Jun-04	Annandale, VA	1974	219	3,455	17,157	2,192	3,455	19,349	22,804	(9,741)	13,063	22,692
Reflections	Garden	Sep-00	Virginia Beach, VA	1987	480	15,988	13,684	4,859	15,988	18,543	34,531	(8,553)	25,978	30,845
Regency Oaks	Garden	Oct-99	Fern Park, FL	1961	343	1,832	9,905	10,281	1,832	20,186	22,018	(12,160)	9,858	10,636
Remington at Ponte Vedra Lakes	Garden	Dec-06	Ponte Vedra Beach, FL	1986	344	18,795	18,650	4,033	18,795	22,683	41,478	(6,713)	34,765	23,583
River Club,The	Garden	Apr-05	Edgewater, NJ	1998	266	30,579	30,638	2,491	30,579	33,129	63,708	(10,108)	53,600	34,762
River Reach	Garden	Sep-00	Naples, FL	1986	556	17,728	18,337	7,439	17,728	25,776	43,504	(12,498)	31,006	27,158
Riverloft	High Rise	Oct-99	Philadelphia, PA	1910	184	2,120	11,287	27,400	2,120	38,687	40,807	(14,123)	26,684	16,545
Riverside	High Rise	Apr-00	Alexandria ,VA	1973	1,222	10,493	65,474	84,296	10,492	149,771	160,263	(96,634)	63,629	104,015
Rosewood	Garden	Mar-02	Camarillo, CA	1976	152	12,430	8,060	3,712	12,430	11,772	24,202	(4,133)	20,069	17,473
Royal Crest Estates	Garden	Aug-02	Warwick, RI	1972	492	22,433	24,095	4,888	22,433	28,983	51,416	(14,530)	36,886	36,429
Royal Crest Estates	Garden	Aug-02	Fall River, MA	1974	216	5,833	12,044	970	5,832	13,015	18,847	(5,872)	12,975	10,640
Royal Crest Estates	Garden	Aug-02	Nashua, NH	1970	902	68,230	45,562	9,099	68,231	54,660	122,891	(29,633)	93,258	42,546
Royal Crest Estates	Garden	Aug-02	Marlborough, MA	1970	473	25,178	28,786	4,276	25,178	33,062	58,240	(15,140)	43,100	33,948
Royal Crest Estates	Garden	Aug-02	North Andover, MA	1970	588	51,292	36,807	13,047	51,292	49,854	101,146	(20,209)	80,937	59,402
Runaway Bay	Garden	Oct-00	Lantana, FL	1987	404	5,935	16,052	7,960	5,934	24,013	29,947	(10,476)	19,471	20,958
San Melia	Garden	Mar-12	Phoenix, AZ	1998	488	16,631	55,679	1,872	16,631	57,551	74,182	(1,572)	72,610	32,505
Savannah Trace	Garden	Mar-01	Shaumburg, IL	1986	368	13,960	20,732	3,660	13,960	24,392	38,352	(10,260)	28,092	25,373
Scotchollow	Garden	Jan-06	San Mateo, CA	1971	418	49,475	17,756	10,477	49,474	28,234	77,708	(9,100)	68,608	47,616
Shenandoah Crossing	Garden	Sep-00	Fairfax, VA	1984	640	18,200	57,198	15,504	18,200	72,702	90,902	(36,570)	54,332	66,168
Signal Pointe	Garden	Oct-99	Winter Park, FL	1969	368	2,392	11,358	26,088	2,392	37,446	39,838	(22,780)	17,058	18,136
Signature Point	Garden	Nov-96	League City, TX	1994	304	2,810	17,579	2,713	2,810	20,292	23,102	(8,003)	15,099	9,025
Springwoods at Lake Ridge	Garden	Jul-02	Woodbridge, VA	1984	180	5,587	7,284	2,848	5,587	10,132	15,719	(2,300)	13,419	13,703

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Spyglass at Cedar Cove	Garden	Sep-00	Lexington Park, MD	1985	152	3,241	5,094	2,840	3,241	7,934	11,175	(4,050)	7,125	10,049
Stafford	High Rise	Oct-02	Baltimore, MD	1/1/1889	96	562	4,033	3,964	562	7,997	8,559	(4,929)	3,630	4,124
Steeplechase	Garden	Jul-02	Plano, TX	1985	368	7,056	10,510	6,788	7,056	17,298	24,354	(7,977)	16,377	16,167
Steeplechase	Garden	Sep-00	Largo, MD	1986	240	3,675	16,111	3,808	3,675	19,919	23,594	(9,086)	14,508	22,633
Sterling Apartment Homes, The	Garden	Oct-99	Philadelphia, PA	1961	537	8,871	55,365	24,749	8,871	80,114	88,985	(39,920)	49,065	74,295
Stone Creek Club	Garden	Sep-00	Germantown, MD	1984	240	13,593	9,347	5,876	13,593	15,223	28,816	(7,613)	21,203	23,879
Tamarac Village	Garden	Apr-00	Denver, CO	1979	564	4,224	23,491	8,931	4,223	32,423	36,646	(18,734)	17,912	17,816
Towers Of Westchester Park, The	High Rise	Jan-06	College Park, MD	1972	303	15,198	22,029	7,977	15,198	30,006	45,204	(8,120)	37,084	26,418
Township At Highlands	Town Home	Nov-96	Centennial, CO	1985	161	1,536	9,773	6,333	1,536	16,106	17,642	(8,501)	9,141	15,768
Twin Lake Towers	High Rise	Oct-99	Westmont, IL	1969	399	3,268	18,763	36,907	3,268	55,670	58,938	(35,927)	23,011	25,982
Twin Lakes	Garden	Apr-00	Palm Harbor, FL	1986	262	2,063	12,850	5,671	2,063	18,521	20,584	(10,542)	10,042	12,204
Vantage Pointe	Mid Rise	Aug-02	Swampscott, MA	1987	96	4,748	10,089	730	4,749	10,818	15,567	(3,472)	12,095	6,092
Verandahs at Hunt Club	Garden	Jul-02	Apopka, FL	1985	210	2,286	7,724	2,794	2,286	10,518	12,804	(3,765)	9,039	10,503
Views at Vinings Mountain, The	Garden	Jan-06	Atlanta, GA	1983	180	610	5,026	12,028	610	17,054	17,664	(13,304)	4,360	13,186
Villa Del Sol	Garden	Mar-02	Norwalk, CA	1972	120	7,476	4,861	2,299	7,476	7,160	14,636	(3,410)	11,226	11,792
Village in the Woods	Garden	Jan-00	Cypress, TX	1983	530	3,463	15,787	10,447	3,463	26,234	29,697	(15,610)	14,087	18,802
Village of Pennbrook	Garden	Oct-98	Levittown, PA	1969	722	10,240	38,222	13,052	10,240	51,274	61,514	(27,022)	34,492	46,442
Villages of Baymeadows	Garden	Oct-99	Jacksonville, FL	1972	904	4,860	33,956	54,483	4,860	88,439	93,299	(53,876)	39,423	—
Villas at Park La Brea, The	Garden	Mar-02	Los Angeles, CA	2002	250	8,630	48,871	4,669	8,630	53,540	62,170	(19,055)	43,115	25,414
Vista Del Lagos	Garden	Dec-97	Chandler, AZ	1986	200	804	4,951	3,389	804	8,340	9,144	(3,492)	5,652	11,259
Waterford Village	Garden	Aug-02	Bridgewater, MA	1971	588	29,110	28,101	2,798	29,110	30,899	60,009	(18,306)	41,703	39,141
Waterways Village	Garden	Jun-97	Aventura, FL	1994	180	4,504	11,064	3,935	4,504	14,999	19,503	(7,049)	12,454	4,866
Waverly Apartments	Garden	Aug-08	Brighton, MA	1970	103	7,920	11,347	1,374	7,920	12,721	20,641	(2,531)	18,110	12,860
West Winds	Garden	Oct-02	Orlando, FL	1985	272	2,332	11,481	3,071	2,332	14,552	16,884	(5,939)	10,945	12,123
Wexford Village	Garden	Aug-02	Worcester, MA	1974	264	6,339	17,939	1,185	6,339	19,124	25,463	(8,347)	17,116	11,837
Willow Bend	Garden	May-98	Rolling Meadows, IL	1969	328	2,717	15,437	25,425	2,717	40,862	43,579	(24,755)	18,824	19,026
Windrift	Garden	Mar-01	Oceanside, CA	1987	404	24,960	17,590	19,358	24,960	36,948	61,908	(22,890)	39,018	43,305
Windrift	Garden	Oct-00	Orlando, FL	1987	288	3,696	10,029	5,372	3,696	15,401	19,097	(6,787)	12,310	16,288
Windsor Crossing	Garden	Mar-00	Newport News, VA	1978	156	131	2,110	2,599	131	4,709	4,840	(2,477)	2,363	1,281
Windsor Park	Garden	Mar-01	Woodbridge, VA	1987	220	4,279	15,970	3,943	4,279	19,913	24,192	(7,835)	16,357	18,849
Woodcreek	Garden	Oct-02	Mesa, AZ	1985	432	2,431	15,885	4,427	2,431	20,312	22,743	(12,286)	10,457	18,549
Woods Of Williamsburg	Garden	Jan-06	Williamsburg, VA	1976	125	798	3,657	1,274	798	4,931	5,729	(3,581)	2,148	871
Yacht Club at Brickell	High Rise	Dec-03	Miami, FL	1998	357	31,362	32,214	7,464	31,363	39,677	71,040	(9,835)	61,205	49,919
Yorktown Apartments	High Rise	Dec-99	Lombard, IL	1971	364	3,055	18,162	32,468	3,055	50,630	53,685	(18,066)	35,619	24,698
Total Conventional Properties					55,737	1,971,510	3,381,708	2,160,023	1,881,661	5,531,709	7,413,370	(2,415,557)	4,997,813	4,226,756

Affordable Properties:
All Hallows	Garden	Jan-06	San Francisco, CA	1976	157	1,338	29,770	20,750	1,338	50,520	51,858	(23,604)	28,254	22,936
Antioch Towers	High Rise	Jan-10	Cleveland, OH	1976	171	720	8,802	357	720	9,159	9,879	(3,083)	6,796	5,447
Arvada House	High Rise	Nov-04	Arvada, CO	1977	88	405	3,314	2,251	405	5,565	5,970	(1,925)	4,045	4,042
Bayview	Garden	Jun-05	San Francisco, CA	1976	146	582	15,265	17,295	582	32,560	33,142	(16,923)	16,219	11,879
Beacon Hill	High Rise	Mar-02	Hillsdale, MI	1980	198	1,094	7,044	6,609	1,093	13,654	14,747	(5,066)	9,681	7,092
Biltmore Towers	High Rise	Mar-02	Dayton, OH	1980	230	1,814	6,411	13,557	1,813	19,969	21,782	(11,574)	10,208	10,468
Blakewood	Garden	Oct-05	Statesboro, GA	1973	42	58	882	421	58	1,303	1,361	(1,162)	199	634
Bolton North	High Rise	Jan-06	Baltimore, MD	1977	209	1,429	6,569	598	1,429	7,167	8,596	(2,637)	5,959	10,595
Butternut Creek	Mid Rise	Jan-06	Charlotte, MI	1980	100	505	3,617	3,810	505	7,427	7,932	(4,773)	3,159	4,053
Carriage House	Mid Rise	Dec-06	Petersburg, VA	1885-01-01	118	716	2,886	3,727	716	6,613	7,329	(3,068)	4,261	1,918
City Line	Garden	Mar-02	Newport News, VA	1976	200	500	2,014	7,531	500	9,545	10,045	(3,371)	6,674	4,625

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Copperwood I Apartments	Garden	Apr-06	The Woodlands, TX	1980	150	364	8,373	4,948	363	13,322	13,685	(11,362)	2,323	5,401
Copperwood II Apartments	Garden	Oct-05	The Woodlands, TX	1981	150	459	5,553	3,450	459	9,003	9,462	(4,902)	4,560	5,572
Country Club Heights	Garden	Mar-04	Quincy, IL	1976	200	676	5,715	4,937	675	10,653	11,328	(4,860)	6,468	6,422
Crevenna Oaks	Town Home	Jan-06	Burke, VA	1979	50	355	4,848	351	355	5,199	5,554	(2,368)	3,186	2,943
Darby Townhouses	Town Home	Jan-10	Sharon Hill, PA	1970	172	1,297	11,115	398	1,298	11,512	12,810	(5,179)	7,631	4,995
Denny Place	Garden	Mar-02	North Hollywood, CA	1984	17	394	1,579	150	394	1,729	2,123	(590)	1,533	1,088
Fairwood	Garden	Jan-06	Carmichael, CA	1979	86	177	5,264	265	176	5,530	5,706	(3,730)	1,976	2,100
Fountain Place	Mid Rise	Jan-06	Connersville, IN	1980	102	378	2,091	3,009	378	5,100	5,478	(1,096)	4,382	1,048
Friendset Apartments	High Rise	Jan-06	Brooklyn, NY	1979	259	550	16,304	372	550	16,676	17,226	(10,078)	7,148	13,443
Hamlin Estates	Garden	Mar-02	North Hollywood, CA	1983	30	1,009	1,691	200	1,010	1,890	2,900	(708)	2,192	1,159
Hanover Square	High Rise	Jan-06	Baltimore, MD	1980	199	1,656	9,575	728	1,656	10,303	11,959	(6,457)	5,502	10,211
Hatillo Housing	Mid Rise	Jan-06	Hatillo, PR	1982	64	202	2,876	479	202	3,355	3,557	(2,077)	1,480	1,332
Hopkins Village	Mid Rise	Sep-03	Baltimore, MD	1979	165	549	5,973	3,588	549	9,561	10,110	(2,881)	7,229	9,100
Hudson Gardens	Garden	Mar-02	Pasadena, CA	1983	41	914	1,548	1,240	914	2,788	3,702	(726)	2,976	3,139
Ingram Square	Garden	Jan-06	San Antonio, TX	1980	120	800	3,136	5,725	800	8,861	9,661	(3,797)	5,864	3,630
Kirkwood House	High Rise	Sep-04	Baltimore, MD	1979	261	1,337	9,358	8,346	1,338	17,703	19,041	(5,445)	13,596	16,000
La Salle	Garden	Oct-00	San Francisco, CA	1976	145	1,866	19,567	17,667	1,866	37,234	39,100	(21,321)	17,779	17,649
La Vista	Garden	Jan-06	Concord, CA	1981	75	581	4,449	4,256	581	8,705	9,286	(2,315)	6,971	5,249
Loring Towers	High Rise	Oct-02	Minneapolis, MN	1975	230	886	7,445	8,170	886	15,615	16,501	(5,941)	10,560	10,033
Loring Towers Apartments	High Rise	Sep-03	Salem, MA	1973	250	187	14,050	7,090	187	21,140	21,327	(6,718)	14,609	11,528
Montblanc Gardens	Town Home	Dec-03	Yauco, PR	1982	128	390	3,859	654	391	4,512	4,903	(2,589)	2,314	3,193
New Baltimore	Mid Rise	Mar-02	New Baltimore, MI	1980	101	896	2,360	5,182	896	7,542	8,438	(2,933)	5,505	2,107
Newberry Park	Garden	Dec-97	Chicago, IL	1995	84	1,380	7,632	387	1,380	8,019	9,399	(3,269)	6,130	7,066
Northpoint	Garden	Jan-00	Chicago, IL	1921	304	2,510	14,334	16,645	2,510	30,979	33,489	(20,423)	13,066	18,126
O'Neil	High Rise	Jan-06	Troy, NY	1978	115	88	4,067	1,377	88	5,444	5,532	(4,243)	1,289	2,526
Panorama Park	Garden	Mar-02	Bakersfield, CA	1982	66	521	5,520	1,071	521	6,591	7,112	(2,432)	4,680	2,087
Parc Chateau I	Garden	Jan-06	Lithonia, GA	1973	86	592	1,442	320	592	1,762	2,354	(1,698)	656	192
Parc Chateau II	Garden	Jan-06	Lithonia, GA	1974	88	596	2,965	289	596	3,254	3,850	(2,504)	1,346	193
Park Place	Mid Rise	Jun-05	St Louis, MO	1977	242	705	6,327	10,096	705	16,423	17,128	(11,603)	5,525	9,097
Parkways, The	Garden	Jun-04	Chicago, IL	1925	446	3,426	23,257	19,236	3,427	42,492	45,919	(19,968)	25,951	19,646
Pavilion	High Rise	Mar-04	Philadelphia, PA	1976	296	—	15,415	1,710	—	17,125	17,125	(6,654)	10,471	7,895
Pleasant Hills	Garden	Apr-05	Austin, TX	1982	100	1,229	2,631	3,558	1,229	6,189	7,418	(2,756)	4,662	3,092
Plummer Village	Mid Rise	Mar-02	North Hills, CA	1983	75	666	2,647	1,643	667	4,289	4,956	(2,486)	2,470	2,478
Portner Place	Town Home	Jan-06	Washington, DC	1980	48	698	3,753	923	697	4,677	5,374	(1,378)	3,996	6,171
River's Edge	Town Home	Jan-06	Greenville, MI	1983	49	310	2,097	381	311	2,477	2,788	(1,779)	1,009	174
Riverwoods	High Rise	Jan-06	Kankakee, IL	1983	125	598	4,931	3,509	598	8,440	9,038	(2,432)	6,606	3,896
Round Barn Manor	Garden	Mar-02	Champaign, IL	1979	156	810	5,134	5,929	810	11,063	11,873	(2,867)	9,006	4,765
San Jose Apartments	Garden	Sep-05	San Antonio, TX	1970	220	234	5,770	11,774	234	17,544	17,778	(6,877)	10,901	4,635
San Juan Del Centro	Mid Rise	Sep-05	Boulder, CO	1971	150	439	7,110	12,638	440	19,747	20,187	(8,019)	12,168	12,133
Shoreview	Garden	Oct-99	San Francisco, CA	1976	156	1,476	19,071	19,110	1,476	38,181	39,657	(22,537)	17,120	18,930
South Bay Villa	Garden	Mar-02	Los Angeles, CA	1981	80	1,352	2,770	3,775	1,352	6,545	7,897	(5,196)	2,701	2,921
St. George Villas	Garden	Jan-06	St. George, SC	1984	40	86	1,025	120	86	1,145	1,231	(779)	452	446
Stonegate Apts	Mid Rise	Jul-09	Indianapolis, IN	1920	52	122	2,923	464	122	3,387	3,509	(1,202)	2,307	1,901
Summit Oaks	Town Home	Jan-06	Burke, VA	1980	50	381	4,930	381	382	5,310	5,692	(2,286)	3,406	2,935
Tamarac Pines Apartments I	Garden	Nov-04	Woodlands, TX	1980	144	363	2,775	3,761	363	6,536	6,899	(2,988)	3,911	3,962
Tamarac Pines Apartments II	Garden	Nov-04	Woodlands, TX	1980	156	266	3,195	4,196	266	7,391	7,657	(3,416)	4,241	4,292
Terry Manor	Mid Rise	Oct-05	Los Angeles, CA	1977	170	1,997	5,848	6,590	1,997	12,438	14,435	(8,479)	5,956	6,637
Tompkins Terrace	Garden	Oct-02	Beacon, NY	1974	193	872	6,827	13,594	872	20,421	21,293	(6,776)	14,517	7,507

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

University Square	High Rise	Mar-05	Philadelphia, PA	1978	442	702	12,201	11,473	702	23,674	24,376	(9,679)	14,697	17,813
Van Nuys Apartments	High Rise	Mar-02	Los Angeles, CA	1981	299	3,576	21,226	21,481	3,576	42,707	46,283	(11,801)	34,482	24,974
Verdes Del Oriente	Garden	Jan-10	San Pedro, CA	1976	113	1,139	7,044	582	1,139	7,626	8,765	(3,456)	5,309	5,157
Villa de Guadalupe	Garden	Jan-10	San Jose, CA	1982	101	1,781	7,197	344	1,781	7,541	9,322	(2,867)	6,455	6,779
Village Oaks	Mid Rise	Jan-06	Catonsville, MD	1980	181	2,127	5,188	1,883	2,127	7,071	9,198	(5,291)	3,907	3,754
Villas of Mount Dora (5)	Garden	Jan-10	Mt. Dora, FL	1979	70	322	1,828	239	323	1,534	1,857	(265)	1,592	1,583
Wah Luck House	High Rise	Jan-06	Washington, DC	1982	153	—	7,772	722	—	8,494	8,494	(2,357)	6,137	7,452
Walnut Hills	High Rise	Jan-06	Cincinnati, OH	1983	198	826	5,608	5,405	826	11,013	11,839	(4,018)	7,821	5,500
Washington Square West	Mid Rise	Sep-04	Philadelphia, PA	1982	132	582	11,169	6,710	582	17,879	18,461	(11,841)	6,620	3,700
Whitefield Place	Garden	Apr-05	San Antonio, TX	1980	80	219	3,151	2,681	219	5,832	6,051	(2,847)	3,204	2,154
Willow Wood	Garden	Mar-02	North Hollywood, CA	1984	19	1,051	840	237	1,051	1,077	2,128	(377)	1,751	1,030
Winter Gardens	High Rise	Mar-04	St Louis, MO	1920	112	300	3,072	4,596	300	7,668	7,968	(1,982)	5,986	3,592
Woodland Hills	Garden	Oct-05	Jackson, MI	1980	125	320	3,875	4,538	321	8,412	8,733	(4,521)	4,212	3,469
Total Affordable Properties					10,370	59,746	487,870	362,479	59,751	849,812	909,563	(401,608)	507,955	461,691
Other (6)					—	1,756	2,442	6,288	1,754	8,732	10,486	(3,600)	6,886	—
Total					66,107	$2,033,012	$3,872,020	$2,528,790	$1,943,166	$6,390,253	$8,333,419	$(2,820,765)	$5,512,654	$4,688,447

(1) Date we acquired the property or first consolidated the partnership which owns the property.
(2) For 2008 and prior periods, costs to acquire the noncontrolling interest’s share of our consolidated real estate partnerships were capitalized as part of the initial cost.
(3) Costs capitalized subsequent to consolidation includes costs capitalized since acquisition or first consolidation of the partnership/property.
(4) The aggregate cost of land and depreciable property for federal income tax purposes was approximately $3.6 billion at December 31, 2012.
(5) The current carrying value of the property reflects an impairment loss recognized during the current period or prior periods.
(6) Other includes land parcels, commercial properties and other related costs. We exclude such properties from our residential unit counts.
APARTMENT INVESTMENT AND MANAGEMENT COMPANY
AIMCO PROPERTIES, L.P.
SCHEDULE III: REAL ESTATE AND ACCUMULATED DEPRECIATION
For the Years Ended December 31, 2012, 2011 and 2010
(In Thousands)

	2012	2011	2010
Real Estate Balance at beginning of year	8,917,137	9,468,165	9,718,978
Additions during the year:
Newly consolidated assets	—	—	69,410
Acquisitions	131,374	44,681	—
Capital additions	272,103	207,263	175,329
Deductions during the year:
Casualty and other write-offs (1)	(62,589)	(192,542)	(15,865)
Reclassification of real estate included in sale of asset management business (Note 3)	(160,420)	—	—
Sales	(764,186)	(610,430)	(479,687)
Balance at end of year	8,333,419	8,917,137	9,468,165
Accumulated Depreciation Balance at beginning of year	2,872,190	2,934,912	2,723,844
Additions during the year:
Depreciation	353,414	382,213	422,099
Newly consolidated assets	(7,439)	—	(12,348)
Deductions during the year:
Casualty and other write-offs (1)	(39,430)	(173,941)	(4,831)
Reclassification of real estate included in sale of asset management business (Note 3)	(33,394)	—	—
Sales	(324,576)	(270,994)	(193,852)
Balance at end of year	2,820,765	2,872,190	2,934,912

(1)	Includes the write-off of fully depreciated assets totaling $38.7 million and $165.9 million during the years ended December 31, 2012 and 2011, respectively.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
Aimco’s accompanying consolidated financial statements include the accounts of Aimco, the Aimco Operating Partnership, and their consolidated subsidiaries. The Aimco Operating Partnership’s consolidated financial statements include the accounts of the Aimco Operating Partnership and its consolidated subsidiaries.
We consolidate all variable interest entities for which we are the primary beneficiary. Generally, we consolidate real estate partnerships and other entities that are not variable interest entities when we own, directly or indirectly, a majority voting interest in the entity or are otherwise able to control the entity. All significant intercompany balances and transactions have been eliminated in consolidation.
Interests in the Aimco Operating Partnership that are held by limited partners other than Aimco are reflected in Aimco’s accompanying balance sheets as noncontrolling interests in Aimco Operating Partnership. Interests in partnerships consolidated into the Aimco Operating Partnership that are held by third parties are reflected in the accompanying balance sheets as noncontrolling interests in consolidated real estate partnerships. The assets of consolidated real estate partnerships owned or controlled by the Aimco Operating Partnership generally are not available to pay creditors of Aimco or the Aimco Operating Partnership.
As used herein, and except where the context otherwise requires, “partnership” refers to a limited partnership or a limited liability company and “partner” refers to a partner in a limited partnership or a member in a limited liability company.

Variable Interest Entities
Variable Interest Entities
We consolidate all variable interest entities for which we are the primary beneficiary. Generally, a variable interest entity, or VIE, is a legal entity in which the equity investors do not have the characteristics of a controlling financial interest or the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. In determining whether we are the primary beneficiary of a VIE, we consider qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE’s economic performance and which party controls such activities; the amount and characteristics of our investment; the obligation or likelihood for us or other investors to provide financial support; and the similarity with and significance to the business activities of us and the other investors. Significant judgments related to these determinations include estimates about the current and future fair values and performance of real estate held by these VIEs and general market conditions. Refer to Note 4 for further information regarding our involvement with VIEs.

Acquisition of Real Estate Assets and Related Depreciation and Amortization
Acquisition of Real Estate Assets and Related Depreciation and Amortization
We recognize at fair value the acquisition of properties or interests in partnerships that own properties if the transaction results in consolidation and we expense as incurred most related transaction costs. We allocate the cost of acquired properties to tangible assets and identified intangible assets based on their fair values. We determine the fair value of tangible assets, such as land, building, furniture, fixtures and equipment, generally using internal valuation techniques that consider comparable market transactions, discounted cash flow techniques, replacement costs and other available information. We determine the fair value of identified intangible assets (or liabilities), which typically relate to in-place leases, using internal valuation techniques that consider the terms of the in-place leases, current market data for comparable leases, and our experience in leasing similar properties. The intangible assets or liabilities related to in-place leases are comprised of:

1.
The value of the above- and below-market leases in-place. An asset or liability is recognized based on the difference between (a) the contractual amounts to be paid pursuant to the in-place leases and (b) our estimate of fair market lease rates for the corresponding in-place leases, measured over the period, including estimated lease renewals for below-market leases, that the leases are expected to remain in effect.

2.	The estimated unamortized portion of avoided leasing commissions and other costs that ordinarily would be incurred to originate the in-place leases.

3.
The value associated with vacant units during the absorption period (estimates of lost rental revenue during the expected lease-up periods based on current market demand and stabilized occupancy levels).

The values of the above- and below-market leases are amortized to rental revenue over the expected remaining terms of the associated leases, which include reasonably assured renewal periods. Other intangible assets related to in-place leases are amortized to depreciation and amortization over the expected remaining terms of the associated leases.
We prospectively adjust the amortization period to reflect significant variances between actual lease termination activity as compared to those used to determine the historical amortization periods.
Depreciation for all tangible real estate assets is calculated using the straight-line method over their estimated useful lives. Acquired buildings and improvements are depreciated over a useful life based on the age, condition and other physical characteristics of the property. At December 31, 2012, the weighted average depreciable life of our acquired buildings and improvements was approximately 30 years. As discussed under Impairment of Long Lived Assets below, we may adjust depreciation of properties that are expected to be disposed of or demolished prior to the end of their useful lives. Furniture, fixtures and equipment associated with acquired properties are depreciated over five years.

Capital Additions and Related Depreciation
Capital Additions and Related Depreciation
We capitalize costs, including certain indirect costs, incurred in connection with our capital additions activities, including redevelopment and construction projects, other tangible property improvements, and replacements of existing property components. Included in these capitalized costs are payroll costs associated with time spent by site employees in connection with the planning, execution and control of all capital additions activities at the property level. We characterize as “indirect costs” an allocation of certain department costs, including payroll, at the area operations and corporate levels that clearly relate to capital additions activities. We capitalize interest, property taxes and insurance during periods in which redevelopment and construction projects are in progress. We charge to property operating expense as incurred costs that do not relate to capital expenditure activities, including ordinary repairs, maintenance and resident turnover costs.
We depreciate capitalized costs using the straight-line method over the estimated useful life of the related component or improvement, which is generally 5, 15 or 30 years. All capitalized site payroll and indirect costs are allocated proportionately, based on direct costs, among capital projects and depreciated over the estimated useful lives of such projects.
Certain homogeneous items that are purchased in bulk on a recurring basis, such as carpeting and appliances, are depreciated using group methods that reflect the average estimated useful life of the items in each group. Except in the case of property casualties, where the net book value of lost property is written off in the determination of casualty gains or losses, we generally do not recognize any loss in connection with the replacement of an existing property component because normal replacements are considered in determining the estimated useful lives used in connection with our composite and group depreciation methods.
For the years ended December 31, 2012, 2011 and 2010, for continuing and discontinued operations, we capitalized to buildings and improvements $16.6 million, $14.0 million and $11.6 million of interest costs, respectively, and $33.7 million, $29.0 million and $30.0 million of site payroll and indirect costs, respectively.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Real estate and other long-lived assets to be held and used are stated at cost, less accumulated depreciation and amortization, unless the carrying amount of the asset is not recoverable. If events or circumstances indicate that the carrying amount of a property may not be recoverable, we make an assessment of its recoverability by comparing the carrying amount to our estimate of the undiscounted future cash flows, excluding interest charges, of the property. If the carrying amount exceeds the aggregate undiscounted future cash flows, we recognize an impairment loss to the extent the carrying amount exceeds the estimated fair value of the property.
Based on periodic tests of recoverability of long-lived assets, for the years ended December 31, 2012, 2011 and 2010, we recorded provisions for real estate impairment losses of $8.3 million, $0.9 million and $0.1 million, respectively, related to properties classified as held for use.
Our tests of recoverability address real estate assets that do not currently meet all conditions to be classified as held for sale, but are expected to be disposed of prior to the end of their estimated useful lives. If an impairment loss is not required to be recorded, the recognition of depreciation is adjusted prospectively, as necessary, to reduce the carrying amount of the real estate to its estimated disposition value over the remaining period that the real estate is expected to be held and used. We also may adjust depreciation prospectively to reduce to zero the carrying amount of buildings that we plan to demolish in connection with a redevelopment project. We recognized no significant amounts of such adjustments during the periods presented.

Discontinued Operations
Discontinued Operations
We classify certain properties and related assets and liabilities as held for sale when they meet certain criteria, as defined in GAAP. The operating results of such properties as well as those properties sold during the periods presented are included in discontinued operations in both current periods and all comparable periods presented. Depreciation is not recorded on properties once they have been classified as held for sale; however, depreciation expense recorded prior to classification as held for sale is included in discontinued operations. The net gain on sale and any impairment losses are presented in discontinued operations when recognized. See Note 15 for additional information regarding discontinued operations.

Cash Equivalents	Cash Equivalents We classify highly liquid investments with an original maturity of three months or less as cash equivalents.
Restricted Cash
Restricted Cash
Restricted cash includes capital replacement reserves, completion repair reserves, bond sinking fund amounts, tax and insurance escrow accounts held by lenders and tenant security deposits.

Notes and Accounts Receivable and Allowance for Doubtful Accounts
Notes Receivable and Related Interest Income and Provision for Losses
Our notes receivable generally have stated maturity dates and may require current payments of principal and interest. Repayment of these notes is subject to a number of variables, including the performance and value of the underlying real estate properties and the claims of unaffiliated mortgage lenders, which are generally senior to our claims. Our notes receivable consist of two classes: loans extended by us that we carry at the face amount plus accrued interest, which we refer to as “par value notes,” and loans extended by us that were discounted at origination, which we refer to as “discounted notes.”
We recognize interest income on par value notes as earned in accordance with the terms of the related loan agreements. We recognize interest income on discounted notes that we originated using the effective interest method.
We assess the collectability of notes receivable on a periodic basis, which assessment consists primarily of an evaluation of the projected cash flow of the borrower to determine whether estimated cash flows are sufficient to repay principal and interest in accordance with the contractual terms of the note. We update our projections of the cash flow of such borrowers annually, and more frequently for certain loans depending on facts and circumstances. We recognize impairments on notes receivable when it is probable that principal and interest will not be received in accordance with the contractual terms of the loan. Factors that affect this assessment include the fair value of the partnership’s real estate, pending transactions to refinance the partnership’s senior obligations or sell the partnership’s real estate, and market conditions (current and forecasted) related to a particular asset. In certain instances where other sources of cash flow are available to repay the loan, the impairment is measured by discounting the estimated cash flows at the loan’s original effective interest rate. See Note 6 for further information regarding our notes receivable.
In addition to the notes discussed above, we have notes receivable from our unconsolidated real estate partnerships, which we classify within other assets in our consolidated balance sheets. These notes are due from partnerships in which we are one of the general partners but do not consolidate the partnership. These loans are typically due on demand, have no stated maturity date and may not require current payments of principal or interest. Notes receivable from unconsolidated real estate partnerships totaled $5.0 million and $6.7 million at December 31, 2012 and 2011, respectively, and were net of allowances for loan losses of $0.4 million and $0.4 million, respectively.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are generally comprised of amounts receivable from residents and other miscellaneous receivables from non-affiliated entities. We evaluate collectability of accounts receivable from residents and establish an allowance, after the application of security deposits and other anticipated recoveries, for accounts greater than 30 days past due for current residents and all receivables due from former residents. Accounts receivable from residents are stated net of allowances for doubtful accounts of approximately $1.2 million and $3.3 million as of December 31, 2012 and 2011, respectively.
We evaluate collectability of accounts receivable from non-affiliated entities and establish an allowance for amounts that are considered to be uncollectible. Accounts receivable relating to non-affiliated entities are stated net of allowances for doubtful accounts of approximately $2.7 million and $2.1 million as of December 31, 2012 and 2011, respectively.
Accounts Receivable and Allowance for Doubtful Accounts from Affiliates
Accounts receivable from affiliates are generally comprised of receivables related to property management and other services provided to unconsolidated real estate partnerships in which we have an ownership interest. We evaluate collectability of accounts receivable balances from affiliates on a periodic basis, and establish an allowance for the amounts deemed to be uncollectible. Accounts receivable from affiliates, which are classified within other assets in our consolidated balance sheets, totaled $4.4 million and $4.6 million, and were net of allowances for doubtful accounts of approximately $0.8 million and $0.5 million as of December 31, 2012 and 2011, respectively.

Deferred Costs
Deferred Costs
We defer lender fees and other direct costs incurred in obtaining new financing and amortize the amounts over the terms of the related loan agreements. Amortization of these costs is included in interest expense.
We defer leasing commissions and other direct costs incurred in connection with successful leasing efforts and amortize the costs over the terms of the related leases. Amortization of these costs is included in depreciation and amortization.

Investments
Investments in Available For Sale Securities
As discussed in Note 3, during 2011, we purchased an investment in the first loss and mezzanine positions in a securitization trust which holds certain of our property loans. We designated these investments as available for sale securities and they are included in other assets in our consolidated balance sheets at December 31, 2012 and 2011. These investments were initially recognized at their purchase price and the discount to the face value is being accreted into interest income over the expected term of the securities. Based on their classification as available for sale securities, we measure these investments at fair value with changes in their fair value, other than the changes attributed to the accretion described above, recognized as an adjustment of accumulated other comprehensive income or loss within equity and partners’ capital.
Investments in Unconsolidated Real Estate Partnerships
We own general and limited partner interests in partnerships that either directly, or through interests in other real estate partnerships, own apartment properties. We generally account for investments in real estate partnerships that we do not consolidate under the equity method. Under the equity method, our share of the earnings or losses of the entity for the periods being presented is included in equity in earnings or losses from unconsolidated real estate partnerships, inclusive of our share of impairments and property disposition gains recognized by and related to such entities. Certain investments in real estate partnerships that were acquired in business combinations were determined to have insignificant value at the acquisition date and are accounted for under the cost method. Any distributions received from such partnerships are recognized as income when received.
The excess of the cost of the acquired partnership interests over the historical carrying amount of partners’ equity or deficit is ascribed generally to the fair values of land and buildings owned by the partnerships. We amortize the excess cost related to the buildings over the estimated useful lives of the buildings. Such amortization is recorded as a component of equity in earnings (losses) of unconsolidated real estate partnerships.

Intangible Assets
Intangible Assets
At December 31, 2012 and 2011, other assets included goodwill associated with our reportable segments of $54.5 million, and at December 31, 2011 assets held for sale included $7.5 million of goodwill allocated to properties sold during 2012. We perform an annual impairment test of goodwill that compares the fair value of reporting units with their carrying amounts, including goodwill. We determined that our goodwill was not impaired in 2012, 2011 or 2010.
During the years ended December 31, 2012, 2011 and 2010, we allocated $7.5 million, $5.1 million and $4.7 million, respectively, of goodwill related to our reportable segments (conventional and affordable real estate operations) to the carrying amounts of the properties sold or classified as held for sale. The amounts of goodwill allocated to these properties were based on the relative fair values of the properties sold or classified as held for sale and the retained portions of the reporting units to which the goodwill as allocated.
Other assets also includes intangible assets for in-place leases as discussed under Acquisition of Real Estate Assets and Related Depreciation and Amortization.

Capitalized Software Costs
Capitalized Software Costs
Purchased software and other costs related to software developed for internal use are capitalized during the application development stage and are amortized using the straight-line method over the estimated useful life of the software, generally five years. For the years ended December 31, 2012, 2011 and 2010, we capitalized software purchase and development costs totaling $5.8 million, $12.6 million and $8.7 million, respectively. At December 31, 2012 and 2011, other assets included $27.5 million and $31.9 million of net capitalized software, respectively. During the years ended December 31, 2012, 2011 and 2010, we recognized amortization of capitalized software of $10.0 million, $8.7 million and $10.2 million, respectively, which is included in depreciation and amortization in our consolidated statements of operations.

Noncontrolling Interests in Consolidated Real Estate Partnerships
Noncontrolling Interests in Consolidated Real Estate Partnerships
We report the unaffiliated partners’ interests in the net assets of our consolidated real estate partnerships as noncontrolling interests in consolidated real estate partnerships within consolidated equity. Noncontrolling interests in consolidated real estate partnerships consist primarily of equity interests held by limited partners in consolidated real estate partnerships that have finite lives. We generally attribute to noncontrolling interests their share of income or loss of consolidated partnerships based on their proportionate interest in the results of operations of the partnerships, including their share of losses even if such attribution results in a deficit noncontrolling interest balance within our equity accounts.
The terms of the related partnership agreements generally require the partnership to be liquidated following the sale of the partnership’s real estate. As the general partner in these partnerships, we ordinarily control the execution of real estate sales and other events that could lead to the liquidation, redemption or other settlement of noncontrolling interests. However, as discussed in Note 3, we consolidate certain properties associated with our legacy asset management business for which we do not control the execution of sales and other events leading to the liquidation of these partnerships. The aggregate carrying amount of noncontrolling interests in consolidated real estate partnerships is approximately $271.1 million at December 31, 2012. The aggregate fair value of these interests varies based on the fair value of the real estate owned by the partnerships. Based on the number of classes of finite-life noncontrolling interests, the number of properties in which there is direct or indirect noncontrolling ownership, complexities in determining the allocation of liquidation proceeds among partners and other factors, we believe it is impracticable to determine the total required payments to the noncontrolling interests in an assumed liquidation at December 31, 2012. As a result of real estate depreciation that is recognized in our financial statements and appreciation in the fair value of real estate that is not recognized in our financial statements, we believe that the aggregate fair value of our noncontrolling interests exceeds their aggregate carrying amount. As a result of our ability to control real estate sales and other events that require payment of noncontrolling interests and our expectation that proceeds from real estate sales will be sufficient to liquidate related noncontrolling interests, we anticipate that the eventual liquidation of these noncontrolling interests will not have an adverse impact on our financial condition.
Changes in our ownership interest in consolidated real estate partnerships generally consist of our purchase of an additional interest in or the sale of our entire interest in a consolidated real estate partnership. The effect on our equity of our purchase of additional interests in consolidated real estate partnerships during the years ended December 31, 2012, 2011 and 2010 is shown in our consolidated statements of equity and further discussed in Note 3. The effect on our equity of sales of our entire interest in consolidated real estate partnerships is reflected in our consolidated financial statements as sales of real estate and accordingly the effect on our equity is reflected as gains on disposition of real estate. In accordance with FASB Accounting Standards Codification, or ASC, Topic 810, upon our deconsolidation of a real estate partnership following the sale of our partnership interests or liquidation of the partnership following sale of the related real estate property, we write off the remaining amounts of noncontrolling interest in our consolidated balance sheet related to such partnerships through noncontrolling interests within consolidated net income (loss) attributable to Aimco and net income (loss) attributable to the Aimco Operating Partnership.

Noncontrolling Interests in Aimco Operating Partnership
Noncontrolling Interests in Aimco Operating Partnership
Noncontrolling interests in Aimco Operating Partnership consist of common OP Units, HPUs and preferred OP Units. Within Aimco’s consolidated financial statements, the Aimco Operating Partnership’s income or loss is allocated to the holders of common partnership units and equivalents based on the weighted average number of common partnership units (including those held by Aimco) and equivalents outstanding during the period. During the years ended December 31, 2012, 2011 and 2010, the holders of common OP Units and equivalents had a weighted average ownership interest in the Aimco Operating Partnership of 5.7%, 6.6% and 6.7%, respectively. Holders of the preferred OP Units participate in the Aimco Operating Partnership’s income or loss only to the extent of their preferred distributions. See Note 13 for further information regarding the items comprising noncontrolling interests in the Aimco Operating Partnership.

Revenue Recognition
Revenue Recognition
Our properties have operating leases with apartment residents with terms averaging 12 months. We recognize rental revenue related to these leases, net of any concessions, on a straight-line basis over the term of the lease. We recognize revenues from property management, asset management, syndication and other services when the related fees are earned and are realized or realizable.

Advertising Costs
Advertising Costs
We generally expense all advertising costs as incurred to property operating expense. For the years ended December 31, 2012, 2011 and 2010, for both continuing and discontinued operations, total advertising expense was $11.8 million, $11.7 million and $14.2 million, respectively.

Insurance
Insurance
We believe that our insurance coverages insure our properties adequately against the risk of loss attributable to fire, earthquake, hurricane, tornado, flood, and other perils. In addition, we have insurance coverage for substantial portions of our property, workers’ compensation, health, and general liability exposures. Losses are accrued based upon our estimates of the aggregate liability for uninsured losses incurred using certain actuarial assumptions followed in the insurance industry and based on our experience.

Stock-Based Compensation
Share-Based Compensation
We recognize all share-based employee compensation, including grants of employee stock options, in the consolidated financial statements based on the grant date fair value and recognize compensation cost, which is net of estimates for expected forfeitures, ratably over the awards’ requisite service period. See Note 14 for further discussion of our share-based compensation.

Tax Credit Arrangements
Tax Credit Arrangements
We sponsor certain partnerships that acquire, develop and operate qualifying affordable housing properties and are structured to provide for the pass-through of tax credits and deductions to their partners. The tax credits are generally realized ratably over the first ten years of the tax credit arrangement and are subject to the partnership’s compliance with applicable laws and regulations for a period of 15 years. Typically, we are the general partner with a legal ownership interest of one percent or less and unaffiliated institutional investors (which we refer to as tax credit investors or investors) acquire the limited partnership interests (at least 99%). At inception, each investor agrees to fund capital contributions to the partnerships and we receive a syndication fee from the investors upon their admission to the partnership.
We have determined that the partnerships in these arrangements are variable interest entities and, where we are general partner, we are generally the primary beneficiary that is required to consolidate the partnerships. When the contractual arrangements obligate us to deliver tax benefits to the investors, and entitle us through fee arrangements to receive substantially all available cash flow from the partnerships, we account for these partnerships as wholly owned subsidiaries, recognizing the income or loss generated by the underlying real estate based on our economic interest in the partnerships. Capital contributions received by the partnerships from tax credit investors represent, in substance, consideration that we receive in exchange for our obligation to deliver tax credits and other tax benefits to the investors, and the receipts are recognized as revenue in our consolidated financial statements when our obligation to the investors is relieved upon delivery of the expected tax benefits.

Income Taxes
Income Taxes
We have elected to be taxed as a REIT under the Code commencing with our taxable year ended December 31, 1994, and intend to continue to operate in such a manner. Our current and continuing qualification as a REIT depends on our ability to meet the various requirements imposed by the Code, which are related to organizational structure, distribution levels, diversity of stock ownership and certain restrictions with regard to owned assets and categories of income. If we qualify for taxation as a REIT, we will generally not be subject to United States Federal corporate income tax on our taxable income that is currently distributed to stockholders. This treatment substantially eliminates the “double taxation” (at the corporate and stockholder levels) that generally results from an investment in a corporation.
Even if we qualify as a REIT, we may be subject to United States Federal income and excise taxes in various situations, such as on our undistributed income. We also will be required to pay a 100% tax on any net income on non-arm’s length transactions between us and a TRS (described below) and on any net income from sales of property that was property held for sale to customers in the ordinary course. In addition, we could also be subject to the alternative minimum tax, or AMT, on our items of tax preference. The state and local tax laws may not conform to the United States Federal income tax treatment, and we and our stockholders may be subject to state or local taxation in various state or local jurisdictions, including those in which we transact business or our stockholders reside. Any taxes imposed on us reduce our operating cash flow and net income.
Certain of our operations or a portion thereof, including property management, asset management and risk management, are conducted through taxable REIT subsidiaries, which are subsidiaries of the Aimco Operating Partnership, and each of which we refer to as a TRS. A TRS is a C-corporation that has not elected REIT status and as such is subject to United States Federal corporate income tax. We use TRS entities to facilitate our ability to offer certain services and activities to our residents and investment partners that cannot be offered directly by a REIT. We also use TRS entities to hold investments in certain properties.
For our TRS entities, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for Federal income tax purposes, and are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. We reduce deferred tax assets by recording a valuation allowance when we determine based on available evidence that it is more likely than not that the assets will not be realized. We recognize the tax consequences associated with intercompany transfers between the REIT and TRS entities when the related assets are sold to third parties, impaired or otherwise disposed of for financial reporting purposes.

Comprehensive Income or Loss
Comprehensive Income or Loss
As discussed in the preceding Investments in Available for Sale Securities section, we have investments that are measured at fair value with unrealized gains or losses recognized as an adjustment of accumulated other comprehensive loss within equity. Additionally, as discussed in Note 8, we recognize changes in the fair value of our cash flow hedges as changes in accumulated other comprehensive loss within equity and partners’ capital. The amounts of consolidated comprehensive income or loss for the years ended December 31, 2012, 2011 and 2010, along with the corresponding amounts of such comprehensive income or loss attributable to Aimco, the Aimco Operating Partnership and to noncontrolling interests, is presented within the accompanying consolidated statements of comprehensive income or loss.

Earnings Per Share
Earnings per Share and Unit
Aimco calculates earnings (loss) per share based on the weighted average number of shares of Common Stock, participating securities, common stock equivalents and dilutive convertible securities outstanding during the period. The Aimco Operating Partnership calculates earnings (loss) per unit based on the weighted average number of common partnership units and equivalents, participating securities and dilutive convertible securities outstanding during the period. See Note 16 for further information regarding earnings per share and unit computations.

Use of Estimates
Use of Estimates
The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the financial statements and accompanying notes thereto. Actual results could differ from those estimates.

Reclassifications and Adjustments
Reclassifications and Adjustments
Certain items included in the 2011 and 2010 financial statements have been reclassified to conform to the current presentation, including adjustments for discontinued operations.

Derivative Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Financial Instruments
Derivative Financial Instruments
We have limited exposure to derivative financial instruments. For our variable rate debt, we are sometimes required by our lenders to limit our exposure to interest rate fluctuations by entering into interest rate swap agreements, which moderate our exposure to interest rate risk by effectively converting the interest on variable rate debt to a fixed rate. The fair values of the interest rate swaps are reflected as assets or liabilities in the balance sheet, and periodic changes in fair value are included in interest expense or equity and partners’ capital, as appropriate.

Fair Value Measurements (Policies)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value Measurements
In accordance with GAAP, we are required to measure certain assets and liabilities in our consolidated financial statements at fair value. Certain assets, such as our investment in the first loss and mezzanine positions in a securitization trust that holds certain of our property debt, our interest rate swaps (IR swaps), total rate of return swaps (TRR swaps), and the debt subject to TRR swaps (TRR debt) are required to be measured at fair value on a quarterly basis. Other assets, such as real estate, are required to be measured at fair value when we determine that the carrying amount of an asset held for use is no longer recoverable, or are required to be measured at fair value less estimated costs to sell when we determine that the carrying amount of an asset classified as held for sale is no longer recoverable.
We are required to classify these fair value measurements into one of three categories, based on the nature of the inputs used in the fair value measurement. Level 1 of the hierarchy includes fair value measurements based on unadjusted quoted prices in active markets for identical assets or liabilities we can access at the measurement date. Level 2 includes fair value measurements based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 includes fair value measurements based on unobservable inputs. The classification of fair value measurements is subjective and GAAP requires us to disclose more detailed information regarding those fair value measurements classified within the lower levels of the hierarchy.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of expected amortization of deferred revenue leases

	2013	2014	2015	2016	2017
Estimated amortization	$2,553	$2,312	$2,059	$1,795	$1,586

Investments in Real Estate and Other Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Real Estate and Other Significant Transactions [Abstract]
Real Estate Investment Financial Statements, Disclosure
The portfolio’s assets and liabilities are included in other assets and liabilities, and are summarized below (dollars in thousands):

December 31, 2012
Real estate, net	$127,025
Cash and cash equivalents and restricted cash	31,560
Investment in unconsolidated real estate partnerships	15,997
Other assets	4,163
Total assets	$178,745

Total indebtedness	$110,737
Accrued and other liabilities	29,435
Total liabilities	$140,172

Schedule of Acquisition of Conventional Properties
During the year ended December 31, 2012, we acquired conventional properties as set forth in the table below (dollars in thousands):

	Year Ended December 31, 2012
Property location	San Diego, CA	Manhattan, NY	Phoenix, AZ
Number of residential units	84	42	488
Fair value of real estate acquired	$19,814	$38,423	$72,310
Non-recourse property debt assumed (outstanding principal balance)	$9,695	$—	$29,124
Non-recourse property debt assumed (fair value)	$10,684	$—	$33,254

Noncontrolling Interests In Consolidated Real Estate Partnerships
As set forth in the table below (dollars in thousands), during the years ended December 31, 2012, 2011 and 2010, we acquired the remaining noncontrolling limited partner interests in consolidated real estate partnerships in which our affiliates serve as the general partner.

	Year Ended December 31,
	2012	2011	2010
Consolidated partnerships in which remaining limited partnership interests were acquired	11	12	3
Number of properties owned by partnerships	17	15	3
Cost of limited partnership interests acquired	$50,654	$22,305	$21,732
Excess of consideration paid over the carrying amount of noncontrolling interests acquired	$44,774	$32,272	$27,391

Investments in Unconsolidated Real Estate Partnerships (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Financial information for the unconsolidated real estate partnerships
The following table provides selected combined financial information for the unconsolidated real estate partnerships in which we had investments accounted for under the equity method as of and for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Real estate, net of accumulated depreciation	$107,419	$429,780	$624,913
Total assets	114,658	472,904	676,373
Non-recourse property debt and other notes payable	122,019	321,236	494,967
Total liabilities	132,767	455,591	726,480
Partners’ (deficit) capital	(18,109)	17,313	(50,107)
Rental and other property revenues	72,636	114,974	145,598
Property operating expenses	(49,331)	(75,934)	(93,521)
Depreciation expense	(18,388)	(26,323)	(36,650)
Interest expense	(21,354)	(27,108)	(40,433)
(Impairment losses)/Gain on sale, net	(4,140)	22,598	(29,316)
Net (loss) income	(21,108)	6,773	(58,274)

Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Notes Receivable
The following table summarizes our notes receivable as of December 31, 2012 and 2011 (in thousands):

	2012	2011
Par value notes	$5,439	$15,695
Discounted notes	97,458	95,510
Total notes receivable	$102,897	$111,205
Face value of discounted notes	$104,013	$103,471

Non-Recourse Property Debt and Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summarizes property loans payable related to properties classified as held for use
The following table summarizes our property loans payable related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property loans payable	5.58%	$4,434,363	$4,472,385
Variable rate property loans payable	2.93%	24,038	28,730
Total		$4,458,401	$4,501,115

Summarizes property tax-exempt bond financings related to properties classified as held for use
The following table summarizes our property tax-exempt bond financings related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property tax-exempt bonds payable	4.92%	$99,447	$132,033
Variable rate property tax-exempt bonds payable	1.51%	130,599	139,626
Total		$230,046	$271,659

Scheduled principal amortization and maturity payments
As of December 31, 2012, the scheduled principal amortization and maturity payments for our property tax-exempt bonds and property loans payable related to properties in continuing operations are as follows (in thousands):

	Amortization	Maturities	Total
2013	$86,570	$182,029	$268,599
2014	89,438	235,975	325,413
2015	90,486	183,111	273,597
2016	87,698	429,593	517,291
2017	81,529	446,900	528,429
Thereafter			2,775,118
			$4,688,447

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities measured on a recurring basis
The table below presents information regarding significant items measured in our consolidated financial statements at fair value on a recurring basis, consisting of investments in the securitization trust discussed above, which we classify as available for sale (AFS), IR swaps, TRR swaps and TRR debt (in thousands):

	Level 2		Level 3
	AFS (1)	IR swaps (2)	TRR swaps (3)	TRR debt (4)	Total
Fair value at December 31, 2010	$—	$(2,746)	$(19,542)	$19,542	$(2,746)
Purchases	51,534	—	—	—	51,534
Investment accretion	1,668	—	—	—	1,668
Unrealized (losses) gains included in earnings (5)	—	(48)	13,701	(13,701)	(48)
Realized gains (losses) included in earnings	—	—	—	—	—
Unrealized gains (losses) included in equity and partners’ capital	(1,509)	(4,218)	—	—	(5,727)
Fair value at December 31, 2011	$51,693	$(7,012)	$(5,841)	$5,841	$44,681
Investment accretion	3,111	—	—	—	3,111
Unrealized (losses) gains included in earnings (5)	—	(48)	3,260	(3,260)	(48)
Realized gains (losses) included in earnings	—	—	—	—	—
Unrealized gains (losses) included in equity and partners’ capital	4,341	(908)	—	—	3,433
Fair value at December 31, 2012	$59,145	$(7,968)	$(2,581)	$2,581	$51,177

(1)
Our investments classified as AFS are presented within other assets in the accompanying consolidated balance sheets. We estimate the fair value of these investments using an income and market approach with primarily observable inputs, including yields and other information regarding similar types of investments, and adjusted for certain unobservable inputs specific to these investments. We are accreting the discount to the $100.9 million face value of the investments into interest income using the effective interest method over the remaining expected term of the investments, which, as of December 31, 2012, was approximately 8.5 years. Our amortized cost basis for these investments, which represents the original cost adjusted for interest accretion less interest payments received, was $56.3 million and $53.2 million at December 31, 2012 and 2011, respectively.

(2)
The fair value of IR swaps is estimated using an income approach with primarily observable inputs including information regarding the hedged variable cash flows and forward yield curves relating to the variable interest rates on which the hedged cash flows are based.

(3)
TRR swaps have contractually-defined termination values generally equal to the difference between the fair value and the counterparty’s purchased value of the underlying borrowings. We calculate the termination value, which we believe is representative of the fair value, of total rate of return swaps using a market approach by reference to estimates of the fair value of the underlying borrowings, which are discussed below, and an evaluation of potential changes in the credit quality of the counterparties to these arrangements.

(4)
This represents changes in fair value of debt subject to TRR swaps. We estimate the fair value of debt instruments using an income and market approach, including comparison of the contractual terms to observable and unobservable inputs such as market interest rate risk spreads, contractual interest rates, remaining periods to maturity, collateral quality and loan-to-value ratios on similarly encumbered assets within our portfolio. We handle a large volume of financing transactions annually and use pricing information obtained during the financing process to evaluate market pricing information for reasonableness.

(5)
Unrealized gains (losses) for the TRR swaps and TRR debt relate to periodic revaluations of fair value and have not resulted from the settlement of a swap position as we have not historically incurred any termination payments upon settlement. These unrealized gains (losses) are included in interest expense in the accompanying consolidated statements of operations.

Weighted average unobservable inputs for real estate properties impaired and nonrecourse property debt measured at fair value
Information regarding the weighted average unobservable inputs for TRR debt measured at fair value during the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Number of properties encumbered by nonrecourse property debt measured at fair value during period	4	4	12
Weighted average interest rate	5.9%	5.8%	6.8%
Weighted average maturity in years	23.9 years	24.9 years	20.4 years
Weighted average loan-to-value ratio	77.7%	81.3%	61.3%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Approximate minimum annual rentals under operating lease obligations and sublease receivables	Approximate minimum annual rentals under operating leases are as follows (in thousands):

Operating Lease Obligations
2013	$3,756
2014	3,100
2015	2,554
2016	2,391
2017	1,479
Thereafter	32
Total	$13,312

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred tax liabilities and assets
Significant components of our deferred tax liabilities and assets are as follows (in thousands):

	2012	2011
Deferred tax liabilities:
Partnership differences	$29,745	$38,385
Deferred revenue	23,139	17,326
Capitalized interest	16,157	—
Total deferred tax liabilities	$69,041	$55,711

Deferred tax assets:
Net operating, capital and other loss carryforwards	$66,145	$56,032
Provision for impairments on real estate assets	33,321	33,321
Depreciation	—	1,073
Receivables	1,183	3,724
Accrued liabilities	8,500	8,163
Intangibles - management contracts	561	1,126
Tax credit carryforwards	7,724	7,610
Equity compensation	898	947
Other	68	179
Total deferred tax assets	118,400	112,175
Valuation allowance	(4,531)	(4,531)
Net deferred income tax assets	$44,828	$51,933

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending balance of our unrecognized tax benefits is presented below (in thousands):

	2012	2011	2010
Balance at January 1	$3,917	$4,071	$3,079
Reductions as a result of a lapse of the applicable statutes	(684)	—	—
Additions (reductions) based on tax positions related to prior years	303	(154)	992
Balance at December 31	$3,536	$3,917	$4,071

Components of the provision (benefit) for income taxes
Significant components of the benefit for income taxes are as follows and are classified within income tax benefit in continuing operations and income from discontinued operations, net in our statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$—	$(109)	$—
State	1,047	604	1,395
Total current	1,047	495	1,395

Deferred:
Federal	7,116	(143)	(10,912)
State	812	(903)	(1,380)
Total deferred	7,928	(1,046)	(12,292)
Total expense (benefit)	$8,975	$(551)	$(10,897)
Classification:
Continuing operations	$(929)	$(6,541)	$(16,839)
Discontinued operations	$9,904	$5,990	$5,942

Reconciliation of income tax attributable to continuing and discontinued operations
The reconciliation of income tax attributable to continuing and discontinued operations computed at the U.S. statutory rate to income tax expense (benefit) is shown below (dollars in thousands):

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Tax at U.S. statutory rates on consolidated income (loss) subject to tax	6,642	35.0%	1,756	35.0%	(17,622)	35.0%
State income tax, net of Federal tax benefit	1,859	9.8%	(299)	(6.0)%	14	—%
Effect of permanent differences	(256)	(1.3)%	(565)	(11.3)%	(673)	1.3%
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries (1)	730	3.8%	(1,965)	(39.2)%	5,694	(11.3)%
Write-off of excess tax basis	—	—%	—	—%	(132)	0.3%
Increase in valuation allowance	—	—%	522	10.4%	1,822	(3.6)%
	8,975	47.3%	(551)	(11.1)%	(10,897)	21.7%

(1)
Includes the effect of assets contributed by the Aimco Operating Partnership to taxable REIT subsidiaries, for which deferred tax expense or benefit was recognized upon the sale or impairment of the asset by the taxable REIT subsidiary.

Dividends paid to holders of Common Stock
For the years ended December 31, 2012, 2011 and 2010, dividends per share held for the entire year were estimated to be taxable as follows:

	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$—	—%	$—	—%	$0.04	13.3%
Capital gains	0.35	46.6%	0.12	24.0%	0.06	20.0%
Qualified dividends	—	—%	—	—%	—	—%
Unrecaptured Section 1250 gain	0.41	53.4%	0.36	76.0%	0.20	66.7%
	$0.76	100.0%	$0.48	100.0%	$0.30	100.0%
We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.

Aimco Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Classes of perpetual preferred stock
At December 31, 2012 and 2011, Aimco had the following classes of perpetual preferred stock outstanding (dollars in thousands):

	Redemption	Annual Dividend Rate Per Share (paid quarterly)	Balance December 31,
	Date (1)		2012	2011
Classes of Cumulative Preferred Stock redeemed during 2012 (2)	—	—	$—	$599,039
Class Z Cumulative Preferred Stock, 4,800,000 shares authorized, 1,274,243 and 869,153 shares issued/outstanding, respectively	7/29/2016	7.00%	31,114	21,075
Series A Community Reinvestment Act Preferred Stock, 240 shares authorized, 74 shares issued/outstanding	6/30/2011	(3)	37,000	37,000
Preferred stock per consolidated balance sheets			$68,114	$657,114

(1)	All classes of preferred stock were or are redeemable at our option on and after the dates specified.

(2)	Refer to the table below for information regarding the classes of preferred stock redeemed during the year ended December 31, 2012.

(3)
For the period from the date of original issuance through March 31, 2015, the dividend rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2012 and 2011 was 1.61% and 1.62%, respectively.

Redemption of preferred stock

	Years Ended December 31,
	2012				2011	2010
Class of preferred stock redeemed	Class T	Class U	Class V	Class Y	Class V	Class G
Annual per share dividend rate	8.000%	7.750%	8.000%	7.875%	8.000%	9.375%
Number of shares of preferred stock redeemed	6,000,000	12,000,000	2,587,500	3,450,000	862,500	4,040,000
Redemption value of preferred stock redeemed	$150,000	$300,000	$64,688	$86,250	$21,562	$101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	$5,193	$10,137	$2,350	$2,987	$783	$4,300

Issuance of preferred stock
The following table summarizes our issuances of preferred stock during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2012	2011	2010
Class of preferred stock issued	Class Z	Class Z	Class U
Number of shares of preferred stock issued	405,090	869,153	4,000,000
Price to public per share	$24.78	$24.25	$24.86
Underwriting discounts, commissions and transaction costs per share	$0.54	$1.25	$0.77
Net proceeds per share	$24.24	$23.00	$24.09
Net proceeds to Aimco	$9,818	$19,990	$96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$221	$1,085	$3,300

Repurchases of CRA Preferred Stock pursuant to the repurchase agreement
Following the repurchases during 2011, there were no remaining amounts of CRA Preferred Stock subject to repurchase.

	2011	2010
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$20,000	$10,000
Repurchase price	$14,800	$7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$4,700	$2,800

Partners Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Schedule of Preferred Units
As of December 31, 2012 and 2011, the following classes of Preferred OP Units (stated at their redemption values, in thousands, except unit and per unit data):

	Distributions per Annum		Units Issued and Outstanding		Balances
Class of Preferred Units	Percent	Per Unit	2012	2011	2012	2011
Class One	8.75%	$8.00	90,000	90,000	$8,229	$8,229
Class Two	1.84%	$0.46	18,589	19,289	465	482
Class Three	7.88%	$1.97	1,357,691	1,365,284	33,942	34,132
Class Four	8.00%	$2.00	644,954	755,999	16,124	18,900
Class Six	8.50%	$2.13	790,883	796,668	19,772	19,917
Class Seven	7.87%	$1.97	27,960	27,960	699	699
Class Eight	(1)	(1)	—	6,250	—	156
Total			2,930,077	3,061,450	$79,231	$82,515

(1) The Class Eight Partnership Preferred Units receive distributions equal to the per unit distribution on the common partnership units.

Temporary Equity
The redeemable Partnership Preferred Units presented in this reconciliation include the redeemable Preferred OP Units as well as the CRA Preferred Units held by Aimco, which, as further discussed in Note 12, were subject to a repurchase agreement prior to the final redemption that satisfied such agreement during 2011.

	2012	2011	2010
Balance at January 1	$83,384	$103,428	$116,656
Preferred distributions	(6,496)	(6,683)	(6,730)
Redemption of preferred units	(3,338)	(20,044)	(11,462)
Net income	6,496	6,683	4,964
Balance at December 31	$80,046	$83,384	$103,428

Share-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of outstanding stock options
The following table summarizes activity for our outstanding stock options for the years ended December 31, 2012, 2011 and 2010 (numbers of options in thousands):

	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	6,809	$26.47	7,733	$26.53	9,576	$26.14
Granted	—	—	—	—	3	21.67
Exercised	(2,253)	21.75	(203)	8.99	(202)	8.92
Forfeited	(1,511)	29.66	(721)	32.09	(1,644)	26.43
Outstanding at end of year	3,045	$28.39	6,809	$26.47	7,733	$26.53
Exercisable at end of year	2,841	$29.79	6,146	$27.50	5,996	$29.54

Summary of restricted stock awards
The following table summarizes activity for restricted stock awards for the years ended December 31, 2012, 2011 and 2010 (numbers of shares in thousands):

	2012		2011		2010
	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	463	$21.53	544	$19.36	458	$26.73
Granted	241	24.31	290	25.59	381	16.72
Vested	(178)	21.86	(243)	24.31	(261)	27.56
Forfeited	—	—	(128)	16.16	(34)	26.11
Unvested at end of year	526	$22.69	463	$21.53	544	$19.36

Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Amounts classified as held for sale in consolidated balance sheets
Amounts classified as held for sale in the accompanying consolidated balance sheets as of December 31, 2011 are as follows (in thousands):

December 31, 2011
Real estate, net	$454,617
Other assets	15,930
Assets held for sale	$470,547

Property debt	$412,558
Other liabilities	4,606
Liabilities related to assets held for sale	$417,164

Summary of discontinued operations
The following is a summary of the components of income from discontinued operations and the related amounts of income from discontinued operations attributable to Aimco, the Aimco Operating Partnership and noncontrolling interests for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Rental and other property revenues	$65,947	$159,058	$231,513
Property operating expenses	(31,257)	(82,353)	(121,103)
Depreciation and amortization	(21,674)	(52,513)	(73,572)
Provision for real estate impairment losses	(15,338)	(19,331)	(12,961)
Operating (loss) income	(2,322)	4,861	23,877
Interest income	545	1,534	1,641
Interest expense	(12,585)	(31,175)	(43,368)
Loss before gain on dispositions of real estate and income tax	(14,362)	(24,780)	(17,850)
Gain on dispositions of real estate	234,533	108,209	94,945
Income tax expense	(9,904)	(5,990)	(5,942)
Income from discontinued operations, net	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests in consolidated real estate partnerships	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Aimco Operating Partnership	$171,248	$45,221	49,693
Income from discontinued operations attributable to noncontrolling interests in Aimco Operating Partnership	(10,153)	(2,990)	(3,332)
Income from discontinued operations attributable to Aimco	$161,095	$42,231	$46,361

Earnings (Loss) per Share/Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings (Loss) per Share/Unit
The following table illustrates Aimco’s calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per share data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(135,603)	$(160,777)
(Income) loss from continuing operations attributable to noncontrolling interests	(13,733)	36,285	42,688
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to Aimco common stockholders	$(78,949)	$(145,392)	$(171,679)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(49,172)	(35,208)	(24,792)
Income from discontinued operations attributable to Aimco common stockholders	$161,095	$42,231	$46,361
Net income (loss)	$195,361	$(58,164)	$(89,624)
Net (income) loss attributable to noncontrolling interests	(62,905)	1,077	17,896
Income attributable to preferred stockholders	(49,888)	(45,852)	(53,590)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to Aimco common stockholders	$82,146	$(103,161)	$(125,318)
Denominator:
Denominator for basic earnings per share — weighted average number of shares of Common Stock outstanding	134,479	119,312	116,369
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted earnings per share	134,479	119,312	116,369
Earnings (loss) per common share – basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.59)	$(1.22)	$(1.48)
Income from discontinued operations attributable to Aimco common stockholders	1.20	0.36	0.40
Net income (loss) attributable to Aimco common stockholders	$0.61	$(0.86)	$(1.08)
Dividends declared per common share	$0.76	$0.48	$0.30

AIMCO PROPERTIES, L.P
Earnings Per Share
Earnings (Loss) per Share/Unit
The following table illustrates the Aimco Operating Partnership’s calculation of basic and diluted earnings (loss) per unit for the years ended December 31, 2012, 2011 and 2010 (in thousands, except per unit data):

	2012	2011	2010
Numerator:
Loss from continuing operations	$(14,906)	$(134,304)	$(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests	(12,199)	32,475	34,761
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Loss from continuing operations attributable to the Partnership’s common unitholders	$(83,911)	$(154,586)	$(183,711)
Income from discontinued operations	$210,267	$77,439	$71,153
Income from discontinued operations attributable to noncontrolling interests	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Partnership’s common unitholders	$171,248	$45,221	$49,693
Net income (loss)	$195,361	$(56,865)	$(88,765)
(Income) loss attributable to noncontrolling interests	(51,218)	257	13,301
Income attributable to the Partnership’s preferred unitholders	(56,384)	(52,535)	(58,554)
Income attributable to participating securities	(422)	(222)	—
Net income (loss) attributable to the Partnership’s common unitholders	$87,337	$(109,365)	$(134,018)
Denominator:
Denominator for basic earnings per unit — weighted average number of common units outstanding	142,614	127,681	124,747
Effect of dilutive securities:
Dilutive potential common units	—	—	—
Denominator for diluted earnings per unit	142,614	127,681	124,747
Earnings (loss) per common unit – basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.59)	$(1.21)	$(1.47)
Income from discontinued operations attributable to the Partnership’s common unitholders	1.20	0.35	0.40
Net income (loss) attributable to the Partnership’s common unitholders	$0.61	$(0.86)	$(1.07)
Distributions declared per unit	$0.76	$0.63	$0.30

Unaudited Summarized Consolidated Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Unaudited Quarterly Financial Information [Line Items]
Summarized unaudited consolidated quarterly information
Aimco’s summarized unaudited consolidated quarterly information for 2012 and 2011 is provided below (in thousands, except per share amounts).

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to Aimco common stockholders	(10,609)	523	24,163	67,928
Earnings (loss) per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.30)	$(0.27)	$(0.06)	$—
Net (loss) income attributable to Aimco common stockholders	$(0.09)	$—	$0.17	$0.47
Weighted average common shares outstanding - basic and diluted	120,526	127,395	144,959	145,035

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,215)	(43,859)	(25,448)	(35,081)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,277)	(26,971)	4,658	(8,574)
Loss attributable to Aimco common stockholders	(31,773)	(33,177)	(14,800)	(23,411)
Loss per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.32)	$(0.36)	$(0.26)	$(0.28)
Net loss attributable to Aimco common stockholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common shares outstanding - basic and diluted	117,320	119,156	120,339	120,433

AIMCO PROPERTIES, L.P
Schedule of Unaudited Quarterly Financial Information [Line Items]
Summarized unaudited consolidated quarterly information

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to the Partnership’s common unitholders	(11,346)	578	25,774	72,190
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.30)	$(0.27)	$(0.06)	$—
Net loss attributable to the Partnership’s common unitholders	$(0.09)	$—	$0.17	$0.47
Weighted average common units outstanding - basic and diluted	128,729	135,622	152,997	153,107

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,003)	(43,635)	(24,625)	(35,041)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,065)	(26,747)	5,481	(8,534)
Loss attributable to the Partnership’s common unitholders	(33,944)	(35,373)	(15,012)	(25,036)
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.32)	$(0.37)	$(0.27)	$(0.30)
Net loss attributable to the Partnership’s common unitholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common units outstanding - basic and diluted	125,773	127,577	128,656	128,933

(1)	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary information for the reportable segments
The following tables present the revenues, net operating income (loss) and income (loss) from continuing operations of our conventional and affordable real estate operations segments on a proportionate basis for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2012:
Rental and other property revenues (2)	$811,741	$101,524	$77,683	$480	$991,428
Tax credit and asset management revenues	—	—	—	41,769	41,769
Total revenues	811,741	101,524	77,683	42,249	1,033,197
Property operating expenses (2)	294,715	39,968	29,695	37,847	402,225
Investment management expenses	—	—	—	12,008	12,008
Depreciation and amortization (2)	—	—	—	345,077	345,077
Provision for real estate impairment losses (2)	—	—	—	8,349	8,349
General and administrative expenses	—	—	—	49,602	49,602
Other expenses, net	—	—	—	15,776	15,776
Total operating expenses	294,715	39,968	29,695	468,659	833,037
Operating income (loss)	517,026	61,556	47,988	(426,410)	200,160
Other items included in continuing operations	—	—	—	(215,066)	(215,066)
Income (loss) from continuing operations	$517,026	$61,556	$47,988	$(641,476)	$(14,906)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2011:
Rental and other property revenues (2)	$769,931	$97,793	$74,340	$1,194	$943,258
Tax credit and asset management revenues	—	—	—	38,661	38,661
Total revenues	769,931	97,793	74,340	39,855	981,919
Property operating expenses (2)	284,649	38,453	29,917	52,847	405,866
Investment management expenses	—	—	—	10,459	10,459
Depreciation and amortization (2)	—	—	—	342,820	342,820
Provision for real estate impairment losses (2)	—	—	—	915	915
General and administrative expenses	—	—	—	50,906	50,906
Other expenses, net	—	—	—	17,796	17,796
Total operating expenses	284,649	38,453	29,917	475,743	828,762
Operating income (loss)	485,282	59,340	44,423	(435,888)	153,157
Other items included in continuing operations (3)	—	—	—	(288,760)	(288,760)
Income (loss) from continuing operations	$485,282	$59,340	$44,423	$(724,648)	$(135,603)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2010:
Rental and other property revenues (2)	$751,123	$93,469	$75,543	$2,775	$922,910
Tax credit and asset management revenues	—	—	—	35,630	35,630
Total revenues	751,123	93,469	75,543	38,405	958,540
Property operating expenses (2)	287,761	40,051	32,627	55,074	415,513
Investment management expenses	—	—	—	14,477	14,477
Depreciation and amortization (2)	—	—	—	363,261	363,261
Provision for real estate impairment losses (2)	—	—	—	65	65
General and administrative expenses	—	—	—	53,374	53,374
Other expenses, net	—	—	—	9,267	9,267
Total operating expenses	287,761	40,051	32,627	495,518	855,957
Operating income (loss)	463,362	53,418	42,916	(457,113)	102,583
Other items included in continuing operations (3)	—	—	—	(263,360)	(263,360)
Income (loss) from continuing operations	$463,362	$53,418	$42,916	$(720,473)	$(160,777)

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties and the results of consolidated properties that we do not manage, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships that we manage, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

(2)
Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

(3)
In addition to the other items included in continuing operations presented in the table for the years ending December 31, 2011 and 2010, the Aimco Operating Partnership recognized $1.3 million and $0.9 million, respectively, of interest income on its notes receivable from Aimco. These notes were repaid by Aimco during the three months ended December 31, 2011.

Assets of reportable segments
The assets of our reportable segments on a proportionate basis, together with the proportionate adjustments to reconcile these amounts to the consolidated assets of our segments, and the consolidated assets not allocated to our segments are as follows (in thousands):

	2012	2011
Conventional	$4,837,236	$5,031,864
Affordable	466,678	683,307
Proportionate adjustments (1)	634,858	645,385
Corporate and other assets	462,608	511,306
Total consolidated assets	$6,401,380	$6,871,862

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.

Organization (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Conventional Real Estate Operations [Member] Units Property	Dec. 31, 2012 Affordable Real Estate Operations [Member] Units Property	Dec. 31, 2012 Consolidated Properties [Member] Conventional Real Estate Operations [Member] Units Property	Dec. 31, 2012 Consolidated Properties [Member] Affordable Real Estate Operations [Member] Property Units
Organization
Common partnership units and equivalents of the Aimco Operating Partnership outstanding	153,569,090
Aimco's ownership interest in AIMCO Properties, L.P.	94.80%
Shares of common stock outstanding	145,563,903	120,916,294
Number of owned real estate properties in segments			175	90	171	72
Number of units in owned real estate properties in segments			55,879	12,098	55,737	10,370
Percentage of proportionate property net operating income generated by segment			90.00%	10.00%

Basis of Presentation and Summary of Significant Accounting Policies (Property Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Additions and Related Depreciation
Interest costs capitalized	$ 16.6	$ 14	$ 11.6
Site payroll and indirect costs capitalized	33.7	29	30
Minimum [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	5 years
Average [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	15 years
Maximum [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	30 years
Building and Building Improvements [Member] | Weighted Average [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	30 years
Leases, Acquired-in-Place, Market Adjustment [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Net below market lease values	19.8	23.6
Accumulated amortization of below market lease values	32.5	29.2
Weighted average amortization period	6 years 9 months 18 days
Amortization of below market lease values included in rental and other property revenues	$ 3.3	$ 4.3	$ 3.9

Basis of Presentation and Summary of Significant Accounting Policies (Estimated Amortization Table) (Details) (Leases, Acquired-in-Place, Market Adjustment [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Leases, Acquired-in-Place, Market Adjustment [Member]
Schedule of expected amortization of below market obligations related to acquired leases
2013	$ 2,553
2014	2,312
2015	2,059
2016	1,795
2017	$ 1,586

Basis of Presentation and Summary of Significant Accounting Policies (Notes and Accounts Receivable and Allowance for Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable aging period	30 days
Notes receivable from unconsolidated real estate partnerships	$ 5	$ 6.7
Accounts receivable from affiliates	4.4	4.6
Residents [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	1.2	3.3
Non-Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	2.7	2.1
Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	0.8	0.5
Allowance for loan losses on notes receivable from unconsolidated real estate partnerships	$ 0.4	$ 0.4

Basis of Presentation and Summary of Significant Accounting Policies (Details ) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Noncontrolling Interest, Weighted Average Ownership Percentage by Noncontrolling Owners During Period	5.70%		6.60%		6.70%
Impairment of Long-Lived Assets
Provision for real estate impairment losses	$ 8,349,000	[1]	$ 915,000	[1]	$ 65,000	[1]
Intangible Assets
Goodwill associated with reportable segments	54,500,000		54,500,000
Goodwill allocated to properties classified as held for sale			7,500,000
Goodwill written off related to properties sold or classified as held for sale	7,500,000		5,100,000		4,700,000
Capitalized Software Costs
Capitalized software development cost	5,800,000		12,600,000		8,700,000
Amortization of capitalized software	10,000,000		8,700,000		10,200,000
Capitalized software net	27,500,000		31,900,000
Noncontrolling Interest in Consolidated Real Estate Partnerships and Aimco Operating Partnership
Noncontrolling interests in consolidated real estate partnerships	271,065,000		270,666,000
Average term of operating leases with apartment residents	12 months
Advertising expense	$ 11,800,000		$ 11,700,000		$ 14,200,000
Tax Credit Arrangements
Period of time over which low income housing tax credits realized by investors	10 years
Typical compliance period related to low income housing tax credit arrangements	15 years
Limited partner interests in low income housing tax credit partnerships held by unaffiliated investors	at least 99%
Percentage of income tax on arms length transactions	100.00%

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

Investments in Real Estate and Other Significant Transactions (Sale of Asset Management Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Net real estate related to VIEs	$ 599,302	$ 773,233
Cash and cash equivalents and restricted cash	38,576	41,724
Other assets	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued and other liabilities	162,765	79,573
Noncontrolling interest in Napico portfolio	271,065	270,666
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	70
Number of apartment properties in Napico portfolio	56
Net real estate related to VIEs	599,300
Non-recourse property debt related to VIEs	495,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	40
Number of apartment properties in Napico portfolio	93
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Net real estate related to VIEs	127,025
Cash and cash equivalents and restricted cash	31,560
Investment in unconsolidated real estate partnerships	15,997
Other assets	4,163
Total assets	178,745
Non-recourse property debt related to VIEs	110,737
Accrued and other liabilities	29,435
Total liabilities	140,172
Noncontrolling interest in Napico portfolio	$ 57,200
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	20
Number of apartment properties in Napico portfolio	16
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of apartment properties in Napico portfolio	102

Investments in Real Estate and Other Significant Transactions (Acquisition of Conventional Properties) (Details) (USD $)	Mar. 31, 2012 Phoenix AZ [Member] Units	Jun. 30, 2012 Manhattan NY [Member] Units	Dec. 31, 2012 San Diego CA [Member] Units	Dec. 31, 2011 Newly Acquired Redevelopment Property [Member] Units	Dec. 31, 2011 Newly Acquired Conventional Properties [Member] Units Property
Business Acquisition [Line Items]
Number of residential units	488	42	84	126
Fair value of real estate acquired	$ 72,310,000	$ 38,423,000	$ 19,814,000
Non-recourse property debt assumed (outstanding principal balance)	29,124,000	0	9,695,000
Non-recourse property debt assumed (fair value)	33,254,000	0	10,684,000
Expected total investment in redevelopment property				$ 85,000,000
Percentage of non controlling interests acquired					50.00%
Number of real estate contiguous properties					4
Number of units in real estate contiguous properties					142

Investments in Real Estate and Other Significant Transactions (Acquisition of Noncontrolling Interest in Consolidated Real Estate Partnerships) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property PartnershipUnit	Dec. 31, 2011 Property Entity	Dec. 31, 2011 PartnershipUnit	Dec. 31, 2010 PartnershipUnit Property
Investment in Real Estate and Other Significant Transactions [Abstract]
Number of consolidated real estate partnerships in which remaining noncontrolling limited partnership interests were acquired	11	6	12	3
Number of properties of consolidated partnerships acquired	17,000	15,000	15,000	3,000
Total cost of noncontrolling limited partnership interests acquired	$ 50,654		$ 22,305	$ 21,732

Investments in Real Estate and Other Significant Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Real Estate and Other Significant Transactions [Abstract]
Gain on dispositions of interests in unconsolidated real estate and other		$ 21,886,000	$ 2,398,000	$ 10,631,000
Total amount of new loans			673,800,000
Proceeds from series of financing transactions that repaid non-recourse property loans scheduled to mature between 2012 and 2016	455,200,000			218,600,000
Term of new loan			10 years
Term over which new loan scheduled to amortize			30 years
Losses on extinguishment of debt			23,000,000
Prepayment penalties associated with loans			20,700,000
Write off of deferred debt issuance cost			$ 2,300,000

Variable Interest Entities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Carrying value of real estate collateralizing debt of consolidated Vies	$ 599,302,000	$ 773,233,000
Carrying value of property debt of consolidated Vies	495,012,000	617,823,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	70
Number of apartment properties owned by variable interest entities	56
Number of units in apartment properties owned by consolidated variable interest entities	9,792
Carrying value of real estate collateralizing debt of consolidated Vies	599,300,000
Carrying value of property debt of consolidated Vies	495,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	40
Number of apartment properties owned by variable interest entities	93
Number of units in apartment properties owned by consolidated variable interest entities	2,943
Variable Interest Entity Not Primarily Beneficiary Held Through Consolidated Tax Credit Funds In Which Company Holds Substantially All Economic Interests [Member]
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	4,200,000
Receivables From Unconsolidated Variable Interest Entities [Member[
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	97,400,000
Obligation To Advance Funds To Unconsolidated Variable Interest Entities [Member[
Variable Interest Entity [Line Items]
Maximum risk or loss related to investment in, receivable from, or contractual obligation to advance funds to unconsolidated VIEs	$ 2,300,000

Investments in Unconsolidated Real Estate Partnerships (Financial Information for Unconsolidated Real Estate Partnerships) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property PartnershipUnit	Dec. 31, 2011 Property Entity	Dec. 31, 2010 PartnershipUnit Property
Schedule of Noncontrolling Interest Purchases [Line Items]
Number of consolidated real estate partnerships in which remaining noncontrolling interest acquired	11	6	3
Number of properties of consolidated partnerships acquired	17,000	15,000	3,000
Payments For Purchases Of Noncontrolling Interests	$ 50,654	$ 22,305	$ 21,732
Financial information for the unconsolidated real estate partnerships
Real estate, net of accumulated depreciation	107,419	429,780	624,913
Total assets	114,658	472,904	676,373
Non-recourse property debt and other notes payable	122,019	321,236	494,967
Total liabilities	132,767	455,591	726,480
Partners' capital (deficit)	(18,109)	17,313	(50,107)
Rental and other property revenues	72,636	114,974	145,598
Property operating expenses	(49,331)	(75,934)	(93,521)
Depreciation expense	(18,388)	(26,323)	(36,650)
Interest expense	(21,354)	(27,108)	(40,433)
(Impairment losses)/Gain on sale, net	(4,140)	22,598	(29,316)
Net income (loss)	(21,108)	6,773	(58,274)
AIMCO Operating Partnership [Member]
Schedule of Noncontrolling Interest Purchases [Line Items]
Excess of the consideration paid over the carrying amount of noncontrolling interests acquired recognized as an adjustment of equity	$ 44,774	$ 32,272	$ 27,391

Investments in Unconsolidated Real Estate Partnerships (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Schedule of Equity Method Investments [Line Items]
Number of properties owned by unconsolidated real estate partnerships	22	123	173
Aggregate investment in unconsolidated partnerships	$ 18.7	$ 47.8
Excess of equity method investment aggregate cost over share of underlying historical partners deficit	$ 6.9	$ 46.5
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Range of ownership interests in unconsolidated real estate partnerships	67.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Range of ownership interests in unconsolidated real estate partnerships	5.00%

Notes Receivable (Summary of Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Total notes receivable	$ 102,897	$ 111,205
Face value of discounted notes	104,013	103,471
Par value notes [Member]
Notes Receivable
Notes receivable	5,439	15,695
Discounted notes [Member]
Notes Receivable
Notes receivable	$ 97,458	$ 95,510

Notes Receivable (Description of Notes Receivable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Units Property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable secured by interests in real estate or interests in real estate partnerships	$ 101,300,000	$ 99,300,000
Commitment to advance funds	2,300,000
Interest income	9,913,000	9,681,000	9,769,000
West Harlem Property Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable secured by interests in real estate or interests in real estate partnerships	93,100,000	91,200,000
Maximum funding In loan agreement	110,000,000
Portion of funding In loan agreement related to property improvements and interest Reserve	16,400,000
Commitment to advance funds	2,300,000
Number of buildings collateralizing notes receivable	84
Number of residential units In buildings collateralizing notes receivable	1,596
Number of commercial spaces In buildings collateralizing notes receivable	43
Receivable with imputed interest, discount				17,400,000
Estimated market interest rate for notes receivable				LIBOR plus 4.0%
Interest income	1,100,000	1,000,000	900,000
Non Impaired Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 4,300,000	$ 4,800,000	$ 4,500,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	2.20%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	8.80%
Weighted Average [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable interest rate stated percentage	4.00%
LIBOR [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Basis spread on variable rate	2.00%

Non-Recourse Property Debt and Credit Agreement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes property tax-exempt bond financings related to properties classified as held for use
Principal outstanding	$ 4,688,447	$ 4,772,774
Fixed rate property tax-exempt bonds payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Debt, Weighted Average Interest Rate	4.92%
Principal outstanding	99,447	132,033
Variable rate property tax-exempt bonds payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Debt, Weighted Average Interest Rate	1.51%
Principal outstanding	130,599	139,626
Property Tax Exempt Bonds Payable
Summarizes property tax-exempt bond financings related to properties classified as held for use
Principal outstanding	$ 230,046	$ 271,659

Non-Recourse Property Debt and Credit Agreement (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal outstanding	$ 4,688,447	$ 4,772,774
Total Property Loans
Debt Instrument [Line Items]
Principal outstanding	4,458,401	4,501,115
Fixed Rate Property Loans
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.58%
Principal outstanding	4,434,363	4,472,385
Variable Rate Property Loans
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	2.93%
Principal outstanding	$ 24,038	$ 28,730

Non-Recourse Property Debt and Credit Agreement (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled principal amortization and maturity payments
Amortization, 2013	$ 86,570
Amortization, 2014	89,438
Amortization, 2015	90,486
Amortization, 2016	87,698
Amortization, 2017	81,529
Maturities, 2013	182,029
Maturities, 2014	235,975
Maturities, 2015	183,111
Maturities, 2016	429,593
Maturities, 2017	446,900
Total Amortization and Maturities, 2013	268,599
Total Amortization and Maturities, 2014	325,413
Total Amortization and Maturities, 2015	273,597
Total Amortization and Maturities, 2016	517,291
Total Amortization and Maturities, 2017	528,429
Total Amortization and Maturities, Thereafter	2,775,118
Principal outstanding	$ 4,688,447	$ 4,772,774

Non-Recourse Property Debt and Credit Agreement (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Non-Recourse Property Debt (Textual) [Abstract]
Carrying amount of fixed rate property debt converted to variable rates using total rate of return swaps	$ 5,100	$ 5,400
Credit Agreement
Revolving loan commitments	500
Initial interest rate for credit facility	LIBOR plus 2.75%
Maturity date	Dec 1, 2014
Extension option	two additional one-year periods
Extension fee (percentage of revolving commitments)	25.00%
Borrowings outstanding under revolving credit facility	0	0
Remaining borrowing capacity under credit facility	454.6
Amount outstanding for undrawn letters of credit issued under revolving credit facility	45.4
Property Notes Payable [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	221
Gross book Value of Properties Collateralizing Property Debt	7,701.5
Total rate of return swaps [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	4	4
Weighted average fixed receive rate under total rate of return swaps	5.90%
Weighted average variable rate under total rate of return swaps	2.10%
Maturity date of swap	May 1, 2014
Variable Rate Property Loans
Debt Instrument [Line Items]
Maximum Debt Maturity Date	January 2055
Fixed Rate Property Loans
Debt Instrument [Line Items]
Maximum Debt Maturity Date	January 2019
Property tax-exempt bonds payable
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	21
Gross book Value of Properties Collateralizing Property Debt	511.3
Fixed Rate Property Tax Exempt Bonds Payable [Member]
Debt Instrument [Line Items]
Maximum Debt Maturity Date	February 2061
Variable Rate Property Tax Exempt Bonds Payable [Member]
Debt Instrument [Line Items]
Maximum Debt Maturity Date	July 2033
Debt Subject to Total Return Swaps [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Carrying amount of fixed rate property debt converted to variable rates using total rate of return swaps	$ 71.4

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for reclassification of earnings	12 months
Interest Rate Swap [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notional amount of interest rate swaps	$ 51	$ (51.4)
Interest rate swaps fair value	8	7
Weighted average term of interest rate swaps, in years	8 years 1 month
Estimated unrealized losses on interest rate swaps that will be reclassified into earnings during the next twelve months	1.7
Weighted average fixed rate related to the interest rate swaps	3.43%
Total rate of return swaps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Borrowings subject to total rate of return swaps	74	75
Number of properties collateralizing property debt subject to total rate of return swaps	4	4
Weighted average fixed rate related to the interest rate swaps	5.90%
Weighted average variable pay rate subject to total rate of return swaps	2.10%
Maturity date of borrowings subject to total rate of return swaps	Jan 1, 2036
Maturity date of swap	May 1, 2014
Cash collateral provided pursuant to total return of swaps		$ 20

Fair Value Measurements (Recurring Fair Value Measurement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	$ 44,681		$ (2,746)
Purchases	0		51,534		0
Investment accretion	(3,111)		1,668
Unrealized (losses) gains included in earnings	48	[1]	48	[1]
Realized gains (losses) included in earnings	0		0
Unrealized gains (losses) included in equity and partners' capital	(3,433)		5,727
Fair Value, Ending Balance	51,177		44,681		(2,746)
Fair Value, Inputs, Level 2 [Member] | Available for sale [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	51,693	[2]		[2]
Purchases			51,534	[2]
Investment accretion	(3,111)	[2]	(1,668)	[2]
Unrealized (losses) gains included in earnings		[1],[2]		[1],[2]
Realized gains (losses) included in earnings	0	[2]		[2]
Unrealized gains (losses) included in equity and partners' capital	(4,341)	[2]	1,509	[2]
Fair Value, Ending Balance	59,145	[2]	51,693	[2]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	(7,012)	[3]	(2,746)	[3]
Purchases				[3]
Investment accretion		[3]		[3]
Unrealized (losses) gains included in earnings	48	[1],[3]	48	[1],[3]
Realized gains (losses) included in earnings	0	[3]		[3]
Unrealized gains (losses) included in equity and partners' capital	908	[3]	4,218	[3]
Fair Value, Ending Balance	(7,968)	[3]	(7,012)	[3]
Fair Value Inputs Level 3 [Member] | Total rate of return swaps [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	(5,841)	[4]	(19,542)	[4]
Purchases				[4]
Investment accretion		[4]		[4]
Unrealized (losses) gains included in earnings	(3,260)	[1],[4]	(13,701)	[1],[4]
Realized gains (losses) included in earnings	0	[4]		[4]
Unrealized gains (losses) included in equity and partners' capital		[4]		[4]
Fair Value, Ending Balance	(2,581)	[4]	(5,841)	[4]
Fair Value Inputs Level 3 [Member] | Debt Subject to Total Return Swaps [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Roll Forward]
Fair Value, Beginning Balance	5,841	[5]	19,542	[5]
Purchases				[5]
Investment accretion		[5]		[5]
Unrealized (losses) gains included in earnings	3,260	[1],[5]	13,701	[1],[5]
Realized gains (losses) included in earnings	0	[5]		[5]
Unrealized gains (losses) included in equity and partners' capital		[5]		[5]
Fair Value, Ending Balance	$ 2,581	[5]	$ 5,841	[5]

[1]	Unrealized gains (losses) for the TRR swaps and TRR debt relate to periodic revaluations of fair value and have not resulted from the settlement of a swap position as we have not historically incurred any termination payments upon settlement. These unrealized gains (losses) are included in interest expense in the accompanying consolidated statements of operations.
[2]	Our investments classified as AFS are presented within other assets in the accompanying consolidated balance sheets. We estimate the fair value of these investments using an income and market approach with primarily observable inputs, including yields and other information regarding similar types of investments, and adjusted for certain unobservable inputs specific to these investments. We are accreting the discount to the $100.9 million face value of the investments into interest income using the effective interest method over the remaining expected term of the investments, which, as of December��31, 2012, was approximately 8.5 years. Our amortized cost basis for these investments, which represents the original cost adjusted for interest accretion less interest payments received, was $56.3 million and $53.2 million at December��31, 2012 and 2011, respectively.
[3]	The fair value of IR swaps is estimated using an income approach with primarily observable inputs including information regarding the hedged variable cash flows and forward yield curves relating to the variable interest rates on which the hedged cash flows are based.
[4]	TRR swaps have contractually-defined termination values generally equal to the difference between the fair value and the counterparty���s purchased value of the underlying borrowings. We calculate the termination value, which we believe is representative of the fair value, of total rate of return swaps using a market approach by reference to estimates of the fair value of the underlying borrowings, which are discussed below, and an evaluation of potential changes in the credit quality of the counterparties to these arrangements.
[5]	This represents changes in fair value of debt subject to TRR swaps. We estimate the fair value of debt instruments using an income and market approach, including comparison of the contractual terms to observable and unobservable inputs such as market interest rate risk spreads, contractual interest rates, remaining periods to maturity, collateral quality and loan-to-value ratios on similarly encumbered assets within our portfolio. We handle a large volume of financing transactions annually and use pricing information obtained during the financing process to evaluate market pricing information for reasonableness.

Fair Value Measurements (Weighted average unobservable inputs for TRR debt measured at fair value) (Details)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Nonrecourse property debt:
Number of properties encumbered by nonrecourse property debt measured at fair value during period	4	4	12
Weighted average interest rate	5.90%	5.80%	6.80%
Weighted average maturity in years	23 years 11 months 8 days	24 years 11 months 8 days	20 years 5 months 7 days
Weighted average loan-to-value ratio	77.70%	81.30%	61.30%

Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Fair Value Measurements (Textual) [Abstract]
Available-for-sale Securities, Face Value	$ 100,900,000
Excepted remaining term of available-for-sale debt securities	8 years 6 months
Amortized cost of the investment in securities	56,300,000	53,200,000
Number of properties impaired	9	19	12,000,000
Carrying amount of real estate (held for use or held for sale) prior to recognition of impairment losses	81,800,000	108,200,000	74,200,000
Fair value measurement, impairment losses on real estate	65,800,000	92,300,000	62,100,000
Total gain (loss), impairment losses on real estate	(16,000,000)	15,900,000	(12,100,000)
Unlevered FCF rate of return	7.39%	7.87%	8.64%
Estimated aggregate fair value of notes receivable	100,000,000	107,900,000
Carrying amounts of notes receivable	107,900,000	117,900,000
Estimated fair value of consolidated debt	5,100,000,000	5,400,000,000
Carrying amount of consolidated debt (including amounts reported in liabilities related to assets for sale)	$ 4,700,000,000	$ 5,200,000,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 PartnershipUnit	Dec. 31, 2011 Entity	Dec. 31, 2010 PartnershipUnit
Commitments and Contingencies [Abstract]
Commitments related to capital spending activities	$ 232.2
Long-term Purchase Commitment, Time Period	24 months
Term of commitments to purchase goods or services related to the operations of properties	one year or less
Commitment to advance funds	2.3
Assumption of property debt required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	118.2
Range of remaining compliance periods for tax credit syndication arrangements	less than one year to 13 years
Number of consolidated real estate partnerships in which remaining noncontrolling interest acquired	11	6	3
Amount of additional consideration accrued for purchase of noncontrolling interests in consolidated real estate partnerships		7.5
Rent expense	4.6	5.4	6.6
Sublease income which offset rent expense	0.6	0.8	1.6
Minimum [Member]
Commitments and Contingencies [Abstract]
Cash payment required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	31
Maximum [Member]
Commitments and Contingencies [Abstract]
Cash payment required for acquisition of certain properties that collateralize our notes receivable upon the obligor's exercise of put option	$ 98.1
Range of remaining compliance periods for tax credit syndication arrangements	1 year
Maximum 2 [Member]
Commitments and Contingencies [Abstract]
Range of remaining compliance periods for tax credit syndication arrangements	13 years

Commitments and Contingencies (Operating Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Approximate minimum annual rentals under operating lease obligations and sublease receivables
Operating Lease Obligations, 2013	$ 3,756
Operating Lease Obligations, 2014	3,100
Operating Lease Obligations, 2015	2,554
Operating Lease Obligations, 2016	2,391
Operating Lease Obligations, 2017	1,479
Operating Lease Obligations, Thereafter	32
Operating Lease Obligations, Total	$ 13,312

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Partnership differences	$ 29,745	$ 38,385
Deferred revenue	23,139	17,326
Capitalized Interest	16,157	0
Total deferred tax liabilities	69,041	55,711
Deferred tax assets:
Net operating capital and other loss carryforwards	66,145	56,032
Provision for impairments on real estate assets	33,321	33,321
Depreciation	0	1,073
Receivables	1,183	3,724
Accrued liabilities	8,500	8,163
Intangibles - management contracts	561	1,126
Tax credit carryforwards	7,724	7,610
Equity compensation	898	947
Other	68	179
Total deferred tax assets	118,400	112,175
Valuation allowance	(4,531)	(4,531)
Net deferred income tax assets	44,828	51,933
Reconciliation of unrecognized tax benefits
Beginning Balance	3,917	4,071	3,079
Reductions as a result of a lapse of the applicable statutes	(684)	0	0
Additions based on tax positions related to prior years	(303)		(992)
Reductions based on tax positions related to prior years		(154)
Ending Balance	$ 3,536	$ 3,917	$ 4,071

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 0	$ (109)	$ 0
State	1,047	604	1,395
Total current	1,047	495	1,395
Deferred:
Federal	7,116	(143)	(10,912)
State	812	(903)	(1,380)
Total deferred	7,928	(1,046)	(12,292)
Total expense (benefit)	8,975	(551)	(10,897)
Classification:
Continuing operations	929	6,541	16,839
Discontinued operation	$ 9,904	$ 5,990	$ 5,942

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of income tax attributable to continuing and discontinued operations
Tax at U.S. statutory rates on consolidated loss subject to tax	$ 6,642		$ 1,756		$ (17,622)
Tax at U.S. statutory rates on consolidated loss subject to tax, percentage	35.00%		35.00%		35.00%
State income tax, net of Federal tax benefit	1,859		(299)		14
State income tax, net of Federal tax benefit, percentage	9.80%		(6.00%)		0.00%
Effect of permanent differences	256		565		673
Effect of permanent differences, percentage	(1.30%)		(11.30%)		1.30%
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries	730	[1]	(1,965)	[1]	5,694	[1]
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries, percentage	3.80%	[1]	(39.20%)	[1]	(11.30%)	[1]
Write-off of excess tax basis	0		0		(132)
Write-off of excess tax basis, percentage	0.00%		0.00%		0.30%
Increase in valuation allowance	0		522		1,822
Increase in valuation allowance, percentage	0.00%		10.40%		(3.60%)
Total expense (benefit)	$ 8,975		$ (551)		$ (10,897)
Reconciliation of income tax, percentage	47.30%		(11.10%)		21.70%

[1]	Includes the effect of assets contributed by the Aimco Operating Partnership to taxable REIT subsidiaries, for which deferred tax expense or benefit was recognized upon the sale or impairment of the asset by the taxable REIT subsidiary.

Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Dividends paid to holders of common stock
Ordinary income	$ 0		$ 0		$ 0.04
Ordinary income, percentage	0.00%		0.00%		13.30%
Capital gains	$ 0.35	[1]	$ 0.12		$ 0.06	[1]
Capital gains, percentage	46.60%		24.00%		20.00%
Qualified dividends	$ 0	[1]	$ 0	[1]	$ 0	[1]
Qualified dividends, percentage	0.00%		0.00%		0.00%
Unrecaptured Section 1250 gain	$ 0.41	[1]	$ 0.36		$ 0.2	[1]
Unrecaptured Section 1250 gain, percentage	53.40%		76.00%		66.70%
Dividends declared per common share/unit	$ 0.76	[1]	$ 0.48	[1]	$ 0.3	[1]
Dividends declared per common share, percentage	100.00%		100.00%		100.00%

[1]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Portion of unrecognized tax benefit that, if recognized, would impact the effective tax rate	$ 3,000,000
Excess tax benefits recognized related to employee stock option exercises and vested restricted stock awards	500,000	100,000
Consolidated income (loss) subject to tax	19,000,000	5,000,000	(50,300,000)
Cash paid for income taxes	1,056,000	1,233,000	1,899,000
Operating loss carryforwards	160,000,000
Expiration years of net operating loss carryforwards	2027 to 2032
Net operating losses generated during period	26,200,000
Net deferred tax asset related to tax credit carryforwards	8,200,000
Tax Credit Carryforward, Expiration Date	2012 to 2031
Net deferred tax asset related to credits	$ 6,500,000

Aimco Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Classes of perpetual preferred stock
Preferred stock amounts	68,114		657,114
Class T Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Preferred stock amounts	0	[1]	599,039	[1]
Class U Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	7.75%
Class V Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	8.00%		8.00%
Class Y Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	7.88%
Class Z Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Shares of preferred stock authorized	4,800,000		4,800,000
Classes of perpetual preferred stock
Redemption Date	Jul 29, 2016	[1]
Annual Dividend Rate Per Share (paid quarterly)	7.00%
Preferred stock amounts	31,114		21,075
Shares of preferred stock issued	1,274,243		869,153
Shares of preferred stock outstanding	1,274,243		869,153
Series A Community Reinvestment Act Preferred Stock [Member]
Class of Stock [Line Items]
Shares of preferred stock authorized	240		240
Classes of perpetual preferred stock
Redemption Date	Jun 30, 2011	[1]
Annual Dividend Rate Per Share (paid quarterly)	1.61%		1.62%
Preferred stock amounts	37,000		37,000
Shares of preferred stock issued	74		114
Shares of preferred stock outstanding	74		114
Dividend rate	1.25%

[1]	All classes of preferred stock were or are redeemable at our option on and after the dates specified.

Aimco Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuances of Preferred Stock [Abstract]
Proceeds from issuance of preferred stock	$ 9,818	$ 19,990	$ 96,110
Class T Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	8.00%
Number of shares of preferred stock redeemed	6,000,000
Redemption value of preferred stock redeemed	150,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	5,193
Class U Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.75%
Number of shares of preferred stock redeemed	12,000,000
Redemption value of preferred stock redeemed	300,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	10,137
Issuances of Preferred Stock [Abstract]
Number of shares of preferred stock issued			4,000,000
Price to public per share			$ 24.86
Underwriting discounts, commissions and transaction costs per share			$ 0.77
Net proceeds per share			$ 24.09
Proceeds from issuance of preferred stock			96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital			3,300
Class V Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	8.00%	8.00%
Number of shares of preferred stock redeemed	2,587,500	862,500
Redemption value of preferred stock redeemed	64,688	21,562
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	2,350	783
Class Y Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.88%
Number of shares of preferred stock redeemed	3,450,000
Redemption value of preferred stock redeemed	86,250
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	2,987
Class G Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued			9.38%
Number of shares of preferred stock redeemed			4,040,000
Redemption value of preferred stock redeemed			101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders			4,300
Class Z Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.00%
Issuances of Preferred Stock [Abstract]
Number of shares of preferred stock issued	405,090	869,153
Price to public per share	$ 24.78	$ 24.25
Underwriting discounts, commissions and transaction costs per share	$ 0.54	$ 1.25
Net proceeds per share	$ 24.24	$ 23
Proceeds from issuance of preferred stock	9,818	19,990
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$ 221	$ 1,085

Aimco Equity (Details 2) (Series A Community Reinvestment Act Preferred Stock [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Community Reinvestment Act Preferred Stock [Member]
Repurchases of CRA Preferred Stock pursuant to the repurchase agreement
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$ 20,000	$ 10,000
Repurchase price	14,800	7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$ 4,700	$ 2,800

Aimco Equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Net proceeds from stock issued during period	$ 9,818	$ 19,990	$ 94,755
Proceeds to Aimco from stock options exercised	48,907
Per share par value of preferred stock issued	$ 0.01
Class T Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	8.00%
Class U Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.75%
Number of shares of preferred stock issued			4,000,000
Net proceeds per share of stock issued			$ 24.09
Class V Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	8.00%	8.00%
Class Y Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.88%
Class Z Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate of preferred stock issued	7.00%
Preferred stock, liquidation preference per share	$ 25
Number of shares of preferred stock issued	405,090	869,153
Net proceeds per share of stock issued	$ 24.24	$ 23
Shares of preferred stock authorized	4,800,000	4,800,000
Shares of preferred stock issued	1,274,243	869,153
Shares of preferred stock outstanding	1,274,243	869,153
Shares available for issuance under at-the-market offering programs	3,500,000
Series A Community Reinvestment Act Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend description	variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series��A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period
Dividend rate of preferred stock issued	1.61%	1.62%
Preferred stock, liquidation preference per share	$ 500,000
Shares of preferred stock authorized	240	240
Shares of preferred stock issued	74	114
Shares of preferred stock outstanding	74	114
Dividend rate	1.25%
Class A Common Stock [Member]
Class of Stock [Line Items]
Number of public stock offerings completed during period	2
Number of shares of preferred stock issued	22,144,200	2,914,000	600,000
Net proceeds from stock issued during period	594,400	71,900	14,000
Net proceeds per share of stock issued	$ 26.84
Number of public stock offerings completed during period to which exercise of stock options related	1
Shares available for issuance under at-the-market offering programs	3,500,000
Options Exercised With Public Offering [Member]
Class of Stock [Line Items]
Near-term expiring stock options exercised	2,041,934
Weighted average exercise price of stock options exercised by holders of near-term expiring stock options	$ 23.01
Proceeds to Aimco from stock options exercised	$ 47,000

Partners Capital (Reedemable Partnership Preferred Units) (Details) (AIMCO PROPERTIES, L.P, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Units Issued	2,930,077	3,061,450
Units Outstanding	2,930,077,000	3,061,450,000
Balances	$ 79,231	$ 82,515
Preferred OP units tendered for redemption in exchange for cash or other consideration	131,400	1,600	83,500
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	83,384	103,428	116,656
Preferred distributions	6,496	6,683	6,730
Redemption of preferred units	3,338	20,044	11,462
Net income	6,496	6,683	4,964
Ending Balance	80,046	83,384	103,428
Class Eight [Member]
Temporary Equity [Line Items]
Units Issued	0	6,250
Units Outstanding	0	6,250,000
Balances	0	156
Class Seven [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	7.87%
Distribution Per Annum, Per Unit	$ 1.97
Units Issued	27,960	27,960
Units Outstanding	27,960,000	27,960,000
Balances	699	699
Class Six [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.50%
Distribution Per Annum, Per Unit	$ 2.13
Units Issued	790,883	796,668
Units Outstanding	790,883,000	796,668,000
Balances	19,772	19,917
Class Four [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.00%
Distribution Per Annum, Per Unit	$ 2
Units Issued	644,954	755,999
Units Outstanding	644,954,000	755,999,000
Balances	16,124	18,900
Class Three [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	7.88%
Distribution Per Annum, Per Unit	$ 1.97
Units Issued	1,357,691	1,365,284
Units Outstanding	1,357,691,000	1,365,284,000
Balances	33,942	34,132
Class Two [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	1.84%
Distribution Per Annum, Per Unit	$ 0.46
Units Issued	18,589	19,289
Units Outstanding	18,589,000	19,289,000
Balances	465	482
Class One [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.75%
Distribution Per Annum, Per Unit	$ 8
Units Issued	90,000	90,000
Units Outstanding	90,000,000	90,000,000
Balances	$ 8,229	$ 8,229

Partners Capital (Common Partnership Units) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock [Member]
Limited Partners' Capital Account [Abstract]
Outstanding OP units	0	0	0
AIMCO PROPERTIES, L.P
Limited Partners' Capital Account [Line Items]
Operating partnership units issued to acquire noncontrolling limited partnership interests in consolidated partnerships	184,000	6,900	276,000
AIMCO PROPERTIES, L.P | Cash [Member]
Limited Partners' Capital Account [Abstract]
Outstanding OP units	416,000	237,000	168,300
AIMCO PROPERTIES, L.P | High Performing Units [Member]
Limited Partners' Capital Account [Abstract]
Outstanding HPU units	2,339,950	2,339,950

Partners Capital Investment in and Notes Receivable from Aimco (Details) (USD $)	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2001
Related Party Transaction [Line Items]
Face value of notes receivable from Aimco	$ 5,000,000		$ 6,700,000
Special distribution on common partnership units	104,006,000		57,583,000		35,080,000
Special distribution on common partnership units, per share	$ 0.76	[1]	$ 0.48	[1]	$ 0.3	[1]
AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Investment in Aimco Common Stock, shares							559,881	384,740
Increase in Investment in Aimco Common Stock, stock dividends							175,141
Special distribution on common partnership units, per share	$ 0.76		$ 0.63		$ 0.3
Aimco [Member] | AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Note receivable from Aimco, stated interest rate percentage					5.70%
Face value of notes receivable from Aimco					10,100,000
Repayment of notes receivable from Aimco			18,500,000
Special Distribution to Common Partnership Units [Member] | AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Special distribution on common partnership units			$ 19,700,000
Special distribution on common partnership units, per share			$ 0.15

[1]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.

Share-Based Compensation and Employee Benefit Plans (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of outstanding stock options
Number of options outstanding, beginning balance	6,809,000	7,733,000	9,576,000
Weighted average exercise price, beginning balance	$ 26.47	$ 26.53	$ 26.14
Number of options, granted	0	0	3,000
Weighted average exercise price options, granted	$ 0	$ 0	$ 21.67
Number of options, exercised	(2,253,000)	(203,000)	(202,000)
Weighted average exercise price options, exercised	$ 21.75	$ 8.99	$ 8.92
Number of options, forfeited	(1,511,000)	(721,000)	(1,644,000)
Weighted average exercise price options, forfeited	$ 29.66	$ 32.09	$ 26.43
Number of options outstanding, ending balance	3,045,000	6,809,000	7,733,000
Weighted average exercise price, ending balance	$ 28.39	$ 26.47	$ 26.53
Number of options exercisable at end of year	2,841,000	6,146,000	5,996,000
Weighted average exercise price, exercisable	$ 29.79	$ 27.5	$ 29.54

Share-Based Compensation and Employee Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of restricted stock awards
Weighted Average Grant-Date Fair Value, Unvested at beginning of year	$ 21.53	$ 19.36	$ 26.73
Numer of shares, Unvested at beginning of year	463	544	458
Weighted Average Grant-Date Fair Value, Granted	$ 24.31	$ 25.59	$ 16.72
Numer of shares, Granted	241	290	381
Weighted Average Grant-Date Fair Value, Vested	$ 21.86	$ 24.31	$ 27.56
Numer of shares, Vested	(178)	(243)	(261)
Forfeited, weighted average grant date fair value	$ 0	$ 16.16	$ 26.11
Numer of shares, Forfeited	0	(128)	(34)
Weighted Average Grant-Date Fair Value, Unvested at end of year	$ 22.69	$ 21.53	$ 19.36
Numer of shares, Unvested at end of year	526	463	544

Share-Based Compensation and Employee Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation and Employee Benefit Plans (Textual) [Abstract]
Maximum number of shares reserved for issuance under stock plan	4.4
Shares available to be granted under plan	1.3
Term of options	10 years
Options outstanding, aggregate intrinsic value	$ 4.6
Options outstanding, Weighted average remaining contractual term	4 years
Options exercisable, aggregate intrinsic value	0.9
Options exercisable, Weighted average remaining contractual term	3 years 10 months
Intrinsic value of stock options exercised	10.9	3	2.9
Aggregate fair value of shares that vested	4.4	6.1	4.4
Allocated Share-based Compensation Expense	5.3	5.9	8.1
Total compensation cost capitalized for options and restricted stock awards	0.4	0.5	0.8
Total unvested compensation cost not yet recognized for options and restricted stock awards	$ 8
Weighted average period over which unvested compensation cost expected to be recognized	1 year 8 months
Minimum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	1 year
Minimum [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	3 years
Minimum 2 [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	4 years
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement Award Vesting Period	5 years
Maximum [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vest period, minimum	5 years

Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts classified as held for sale in consolidated balance sheets
Real estate, net		$ 454,617
Other assets		15,930
Assets held for sale	0	470,547
Property debt		412,558
Other liabilities		4,606
Liabilities related to assets held for sale	$ 0	$ 417,164

Assets Held for Sale and Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income from discontinued operations including portions attributable to Aimco and noncontrolling interests
Rental and other property revenues																	$ 65,947	$ 159,058	$ 231,513
Property operating expenses																	(31,257)	(82,353)	(121,103)
Depreciation and amortization																	(21,674)	(52,513)	(73,572)
Provision for real estate impairment losses																	(15,338)	(19,331)	(12,961)
Operating (loss) income																	(2,322)	4,861	23,877
Interest income																	545	1,534	1,641
Interest expense																	(12,585)	(31,175)	(43,368)
Loss before gain on dispositions of real estate and income taxes																	(14,362)	(24,780)	(17,850)
Gain on dispositions of real estate																	234,533	108,209	94,945
Income tax expense																	(9,904)	(5,990)	(5,942)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Income from discontinued operations attributable to noncontrolling interests in consolidated real estate partnerships																	(39,019)	(32,218)	(21,460)
Income from discontinued operations attributable to the Aimco Operating Partnership																	171,248	45,221	49,693
Income from discontinued operations attributable to noncontrolling interests in Aimco Operating Partnership																	(10,153)	(2,990)	(3,332)
Income from discontinued operations attributable to the company's common equityholders																	$ 161,095	$ 42,231	$ 46,361

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.

Assets Held for Sale and Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Units Property	Dec. 31, 2011 Units Property	Dec. 31, 2010 Units Property
Discontinued Operations And Assets Held For Sale (Textual) [Abstract]
Number of properties classified as held for sale	0	75
Number of units in properties classified as held for sale		11,232
Number of consolidated properties disposed	75	67	51
Number of properties to be sold period for evaluation	12 months
Number of units in consolidated properties disposed	11,232	10,912	8,189
Prepayment penalties treated as reduction of gain upon repayment of property loans collateralized by properties sold	$ 16.5	$ 14.9	$ 4.5
Goodwill written off related to properties sold or classified as held for sale	$ 7.5	$ 5.1	$ 4.7

Earnings (Loss) per Share/Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Loss from continuing operations	$ 9,060	[1]	$ 5,943	[1]	$ (7,377)	[1]	$ (22,532)	[1]	$ (35,081)	[1]	$ (25,448)	[1]	$ (43,859)	[1]	$ (31,215)	[1]	$ (14,906)		$ (135,603)		$ (160,777)
(Income) loss from continuing operations attributable to noncontrolling interests																	(13,733)		36,285		42,688
Income attributable to the company's preferred equity holders																	(49,888)		(45,852)		(53,590)
Income attributable to participating securities																	(422)		(222)		0
Loss from continuing operations attributable to the company's common equityholders																	(78,949)		(145,392)		(171,679)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267		77,439		71,153
Income from discontinued operations attributable to noncontrolling interests																	(49,172)		(35,208)		(24,792)
Income from discontinued operations attributable to the company's common equityholders																	161,095		42,231		46,361
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,574)	[1]	4,658	[1]	(26,971)	[1]	(27,277)	[1]	195,361		(58,164)		(89,624)
(Income) loss attributable to noncontrolling interests																	(62,905)		1,077		17,896
Income attributable to the company's preferred equityholders																	(49,888)		(45,852)		(53,590)
Income attributable to participating securities																	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	67,928	[1]	24,163	[1]	523	[1]	(10,609)	[1]	(23,411)	[1]	(14,800)	[1]	(33,177)	[1]	(31,773)	[1]	82,146		(103,161)		(125,318)
Denominator:
Denominator for basic earnings per share/unit - weighted average number of common shares/units outstanding																	134,479,000		119,312,000		116,369,000
Effect of dilutive securities:
Dilutive potential common shares/units																	0		0		0
Denominator for diluted earnings per share/unit																	134,479,000		119,312,000		116,369,000
Earnings (loss) per common share/unit - basic and diluted
Loss from continuing operations attributable to the company's common equityholders	$ 0		$ (0.06)		$ (0.27)		$ (0.3)		$ (0.28)		$ (0.26)		$ (0.36)		$ (0.32)		$ (0.59)		$ (1.22)		$ (1.48)
Income from discontinued operations attributable to the company's common equityholders																	$ 1.2		$ 0.36		$ 0.4
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.47		$ 0.17		$ 0		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61		$ (0.86)		$ (1.08)
Dividends declared per common share/unit																	$ 0.76	[2]	$ 0.48	[2]	$ 0.3	[2]
Earnings Per Share/Unit (Textual) [Abstract]
Common share/unit equivalents that could potentially dilute basic earnings per share/unit in future periods																	3,000,000
Nonvested restricted shares of common stock with non-forfeitable dividend rights	500,000								500,000								500,000		500,000		600,000
Method used in calculating earnings per share/unit																	two-class method
AIMCO PROPERTIES, L.P
Numerator:
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,041)	[1]	(24,625)	[1]	(43,635)	[1]	(31,003)	[1]	(14,906)		(134,304)		(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests																	(12,199)		32,475		34,761
Income attributable to the company's preferred equity holders																	(56,384)		(52,535)		(58,554)
Income attributable to participating securities																	(422)		(222)		0
Loss from continuing operations attributable to the company's common equityholders																	(83,911)		(154,586)		(183,711)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267		77,439		71,153
Income from discontinued operations attributable to noncontrolling interests																	(39,019)		(32,218)		(21,460)
Income from discontinued operations attributable to the company's common equityholders																	171,248		45,221		49,693
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,534)	[1]	5,481	[1]	(26,747)	[1]	(27,065)	[1]	195,361		(56,865)		(88,765)
(Income) loss attributable to noncontrolling interests																	(51,218)		257		13,301
Income attributable to the company's preferred equityholders																	(56,384)		(52,535)		(58,554)
Income attributable to participating securities																	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	$ 72,190	[1]	$ 25,774	[1]	$ 578	[1]	$ (11,346)	[1]	$ (25,036)	[1]	$ (15,012)	[1]	$ (35,373)	[1]	$ (33,944)	[1]	$ 87,337		$ (109,365)		$ (134,018)
Denominator:
Denominator for basic earnings per share/unit - weighted average number of common shares/units outstanding																	142,614,000		127,681,000		124,747,000
Effect of dilutive securities:
Dilutive potential common shares/units																	0		0		0
Denominator for diluted earnings per share/unit																	142,614,000		127,681,000		124,747,000
Earnings (loss) per common share/unit - basic and diluted
Loss from continuing operations attributable to the company's common equityholders	$ 0		$ (0.06)		$ (0.27)		$ (0.3)		$ (0.3)		$ (0.27)		$ (0.37)		$ (0.32)		$ (0.59)		$ (1.21)		$ (1.47)
Income from discontinued operations attributable to the company's common equityholders																	$ 1.2		$ 0.35		$ 0.4
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.47		$ 0.17		$ 0		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61		$ (0.86)		$ (1.07)
Dividends declared per common share/unit																	$ 0.76		$ 0.63		$ 0.3
Special Distribution to Common Partnership Units [Member] | AIMCO PROPERTIES, L.P
Earnings (loss) per common share/unit - basic and diluted
Dividends declared per common share/unit																			$ 0.15

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.
[2]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.

Unaudited Summarized Consolidated Quarterly Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited consolidated quarterly information
Total revenues	$ 265,995	[1]	$ 260,684	[1]	$ 253,908	[1]	$ 252,610	[1]	$ 248,452	[1]	$ 247,838	[1]	$ 242,868	[1]	$ 242,761	[1]	$ 1,033,197	$ 981,919	$ 958,540
Total operating expenses	(205,138)	[1]	(209,940)	[1]	(205,544)	[1]	(212,415)	[1]	(209,822)	[1]	(208,884)	[1]	(199,930)	[1]	(210,126)	[1]	(833,037)	(828,762)	(855,957)
Operating income	60,857	[1]	50,744	[1]	48,364	[1]	40,195	[1]	38,630	[1]	38,954	[1]	42,938	[1]	32,635	[1]	200,160	153,157	102,583
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,081)	[1]	(25,448)	[1]	(43,859)	[1]	(31,215)	[1]	(14,906)	(135,603)	(160,777)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,574)	[1]	4,658	[1]	(26,971)	[1]	(27,277)	[1]	195,361	(58,164)	(89,624)
Net income (loss) attributable to the company's common equityholders	67,928	[1]	24,163	[1]	523	[1]	(10,609)	[1]	(23,411)	[1]	(14,800)	[1]	(33,177)	[1]	(31,773)	[1]	82,146	(103,161)	(125,318)
Loss from continuing operations attributable to the company's common equityholders	$ 0		$ (0.06)		$ (0.27)		$ (0.3)		$ (0.28)		$ (0.26)		$ (0.36)		$ (0.32)		$ (0.59)	$ (1.22)	$ (1.48)
Earnings Per Share, Basic and Diluted	$ 0.47		$ 0.17		$ 0		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61	$ (0.86)	$ (1.08)
Loss per common share - basic and diluted:
Weighted average common shares outstanding - basic and diluted (in dollars per share)	145,035	[1]	144,959	[1]	127,395	[1]	120,526	[1]	120,433	[1]	120,339	[1]	119,156	[1]	117,320	[1]	134,479	119,312	116,369
AIMCO PROPERTIES, L.P
Summarized unaudited consolidated quarterly information
Total revenues	265,995	[1]	260,684	[1]	253,908	[1]	252,610	[1]	248,452	[1]	247,838	[1]	242,868	[1]	242,761	[1]	1,033,197	981,919	958,540
Total operating expenses	(205,138)	[1]	(209,940)	[1]	(205,544)	[1]	(212,415)	[1]	(209,822)	[1]	(208,884)	[1]	(199,930)	[1]	(210,126)	[1]	(833,037)	(828,762)	(855,957)
Operating income	60,857	[1]	50,744	[1]	48,364	[1]	40,195	[1]	38,630	[1]	38,954	[1]	42,938	[1]	32,635	[1]	200,160	153,157	102,583
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,041)	[1]	(24,625)	[1]	(43,635)	[1]	(31,003)	[1]	(14,906)	(134,304)	(159,918)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,534)	[1]	5,481	[1]	(26,747)	[1]	(27,065)	[1]	195,361	(56,865)	(88,765)
Net income (loss) attributable to the company's common equityholders	$ 72,190	[1]	$ 25,774	[1]	$ 578	[1]	$ (11,346)	[1]	$ (25,036)	[1]	$ (15,012)	[1]	$ (35,373)	[1]	$ (33,944)	[1]	$ 87,337	$ (109,365)	$ (134,018)
Loss from continuing operations attributable to the company's common equityholders	$ 0		$ (0.06)		$ (0.27)		$ (0.3)		$ (0.3)		$ (0.27)		$ (0.37)		$ (0.32)		$ (0.59)	$ (1.21)	$ (1.47)
Earnings Per Share, Basic and Diluted	$ 0.47		$ 0.17		$ 0		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61	$ (0.86)	$ (1.07)
Loss per common share - basic and diluted:
Weighted average common shares outstanding - basic and diluted (in dollars per share)	153,107	[1]	152,997	[1]	135,622	[1]	128,729	[1]	128,933	[1]	128,656	[1]	127,577	[1]	125,773	[1]	142,614	127,681	124,747

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.

Transactions with Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with Affiliates (Textual) [Abstract]
Fees and reimbursements from related parties	$ 12.6	$ 9.8	$ 10.6

Business Segments (Income (loss) from continuing operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary information for the reportable segments
Rental and other property revenues																	$ 991,428	[1]	$ 943,258	[1]	$ 922,910	[1]
Tax credit and asset management revenues																	41,769		38,661		35,630
Total revenues	265,995	[2]	260,684	[2]	253,908	[2]	252,610	[2]	248,452	[2]	247,838	[2]	242,868	[2]	242,761	[2]	1,033,197		981,919		958,540
Property operating expenses																	402,225	[1]	405,866	[1]	415,513	[1]
Investment management expenses																	12,008		10,459		14,477
Depreciation and amortization																	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses																	8,349	[1]	915	[1]	65	[1]
General and administrative expenses																	49,602		50,906		53,374
Other expenses, net																	15,776		17,796		9,267
Total operating expenses	(205,138)	[2]	(209,940)	[2]	(205,544)	[2]	(212,415)	[2]	(209,822)	[2]	(208,884)	[2]	(199,930)	[2]	(210,126)	[2]	(833,037)		(828,762)		(855,957)
Net operating income (loss)	60,857	[2]	50,744	[2]	48,364	[2]	40,195	[2]	38,630	[2]	38,954	[2]	42,938	[2]	32,635	[2]	200,160		153,157		102,583
Other items included in continuing operations																	(215,066)		(288,760)	[3]	(263,360)	[3]
Loss from continuing operations	9,060	[2]	5,943	[2]	(7,377)	[2]	(22,532)	[2]	(35,081)	[2]	(25,448)	[2]	(43,859)	[2]	(31,215)	[2]	(14,906)		(135,603)		(160,777)
Conventional Real Estate Operations [Member]
Summary information for the reportable segments
Rental and other property revenues																	811,741	[1]	769,931	[1]	751,123	[1]
Tax credit and asset management revenues
Total revenues																	811,741		769,931		751,123
Property operating expenses																	294,715	[1]	284,649	[1]	287,761	[1]
Investment management expenses
Depreciation and amortization																		[1]		[1]		[1]
Provision for real estate impairment losses																		[1]		[1]		[1]
General and administrative expenses
Other expenses, net																			0		0
Total operating expenses																	(294,715)		(284,649)		(287,761)
Net operating income (loss)																	517,026		485,282		463,362
Other items included in continuing operations																			0	[3]	0	[3]
Loss from continuing operations																	517,026		485,282		463,362
Affordable Real Estate Operations [Member]
Summary information for the reportable segments
Rental and other property revenues																	101,524	[1]	97,793	[1]	93,469	[1]
Tax credit and asset management revenues
Total revenues																	101,524		97,793		93,469
Property operating expenses																	39,968	[1]	38,453	[1]	40,051	[1]
Investment management expenses
Depreciation and amortization																		[1]		[1]		[1]
Provision for real estate impairment losses																		[1]		[1]		[1]
General and administrative expenses
Other expenses, net																			0		0
Total operating expenses																	(39,968)		(38,453)		(40,051)
Net operating income (loss)																	61,556		59,340		53,418
Other items included in continuing operations																			0	[3]	0	[3]
Loss from continuing operations																	61,556		59,340		53,418
Proportionate Adjustments [Member]
Summary information for the reportable segments
Rental and other property revenues																	77,683	[1],[4]	74,340	[1],[4]	75,543	[1],[4]
Tax credit and asset management revenues																		[4]		[4]		[4]
Total revenues																	77,683	[4]	74,340	[4]	75,543	[4]
Property operating expenses																	29,695	[1],[4]	29,917	[1],[4]	32,627	[1],[4]
Investment management expenses																		[4]		[4]		[4]
Depreciation and amortization																		[1],[4]		[1],[4]		[1],[4]
Provision for real estate impairment losses																		[1],[4]		[1],[4]		[1],[4]
General and administrative expenses																		[4]		[4]		[4]
Other expenses, net																		[4]	0	[4]	0	[4]
Total operating expenses																	(29,695)	[4]	(29,917)	[4]	(32,627)	[4]
Net operating income (loss)																	47,988	[4]	44,423	[4]	42,916	[4]
Other items included in continuing operations																		[4]	0	[3],[4]	0	[3],[4]
Loss from continuing operations																	47,988	[4]	44,423	[4]	42,916	[4]
Corporate and Amounts Not Allocated to Segments [Member]
Summary information for the reportable segments
Rental and other property revenues																	480	[1]	1,194	[1]	2,775	[1]
Tax credit and asset management revenues																	41,769		38,661		35,630
Total revenues																	42,249		39,855		38,405
Property operating expenses																	37,847	[1]	52,847	[1]	55,074	[1]
Investment management expenses																	12,008		10,459		14,477
Depreciation and amortization																	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses																	8,349	[1]	915	[1]	65	[1]
General and administrative expenses																	49,602		50,906		53,374
Other expenses, net																	15,776		17,796		9,267
Total operating expenses																	(468,659)		(475,743)		(495,518)
Net operating income (loss)																	(426,410)		(435,888)		(457,113)
Other items included in continuing operations																	(215,066)		(288,760)	[3]	(263,360)	[3]
Loss from continuing operations																	$ (641,476)		$ (724,648)		$ (720,473)

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.
[2]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.
[3]	In addition to the other items included in continuing operations presented in the table for the years ending December��31, 2011 and 2010, the Aimco Operating Partnership recognized $1.3 million and $0.9 million, respectively, of interest income on its notes receivable from Aimco. These notes were repaid by Aimco during the three months ended December��31, 2011.
[4]	Represents adjustments for the noncontrolling interests in consolidated real estate partnerships��� share of the results of our consolidated properties and the results of consolidated properties that we do not manage, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships that we manage, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

Business Segments (Consolidated assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total consolidated assets	$ 6,401,380		$ 6,871,862
Conventional Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	4,837,236		5,031,864
Affordable Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	466,678		683,307
Proportionate Adjustments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	634,858	[1]	645,385	[1]
Corporate and Amounts Not Allocated to Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 462,608		$ 511,306

[1]	Represents adjustments for the noncontrolling interests in consolidated real estate partnerships��� share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.

Business Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues in continuing operations from government subsidies	$ 97.9	$ 90.8	$ 85.4
AIMCO PROPERTIES, L.P
Segment Reporting Information [Line Items]
Interest income recognized from notes receivable from Aimco		1.3	0.9
Conventional Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Capital additions related to segments	252.3	191.6	140.1
Affordable Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Capital additions related to segments	$ 19.8	$ 15.6	$ 35.2
Affordable Real Estate [Member]
Segment Reporting Information [Line Items]
Number of owned real estate properties in segments	90
Number of units in owned real estate properties in segments	12,098
Conventional Real Estate [Member]
Segment Reporting Information [Line Items]
Number of owned real estate properties in segments	175
Number of units in owned real estate properties in segments	55,879

Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Property
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Aggregate cost of land and depreciable property for federal income tax purposes	$ 3,600,000,000
Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	66,107
Initial Cost, Land	2,033,012,000	[1]
Initial Cost, Buildings and Improvements	3,872,020,000	[1]
Costs Capitalized Subsequent to Consolidation	2,528,790,000	[2]
Land	1,943,166,000
Buildings and Improvements	6,390,253,000
Total	8,333,419,000	[3]
Accumulated Depreciation (AD)	(2,820,765,000)
Total Cost Net of Accumulated Depreciation	5,512,654,000
Encumbrances	4,688,447,000
Total Conventional Properties [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	55,737
Initial Cost, Land	1,971,510,000	[1]
Initial Cost, Buildings and Improvements	3,381,708,000	[1]
Costs Capitalized Subsequent to Consolidation	2,160,023,000	[2]
Land	1,881,661,000
Buildings and Improvements	5,531,709,000
Total	7,413,370,000	[3]
Accumulated Depreciation (AD)	(2,415,557,000)
Total Cost Net of Accumulated Depreciation	4,997,813,000
Encumbrances	4,226,756,000
100 Forest Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-97	[4]
Property Location	Oak Park, IL
Year Built	Jan 1, 1987
Number of residential units	234
Initial Cost, Land	2,664,000	[1]
Initial Cost, Buildings and Improvements	18,815,000	[1]
Costs Capitalized Subsequent to Consolidation	6,026,000	[2]
Land	2,664,000
Buildings and Improvements	24,841,000
Total	27,505,000	[3]
Accumulated Depreciation (AD)	(10,218,000)
Total Cost Net of Accumulated Depreciation	17,287,000
Encumbrances	26,447,000
118-122 West 23rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jun-12	[4]
Property Location	New York, NY
Year Built	Jan 1, 1987
Number of residential units	42
Initial Cost, Land	14,985,000	[1]
Initial Cost, Buildings and Improvements	23,459,000	[1]
Costs Capitalized Subsequent to Consolidation	43,000	[2]
Land	14,985,000
Buildings and Improvements	23,502,000
Total	38,487,000	[3]
Accumulated Depreciation (AD)	(437,000)
Total Cost Net of Accumulated Depreciation	38,050,000
Encumbrances	19,854,000
1582 First Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	17
Initial Cost, Land	4,281,000	[1]
Initial Cost, Buildings and Improvements	752,000	[1]
Costs Capitalized Subsequent to Consolidation	264,000	[2]
Land	4,281,000
Buildings and Improvements	1,016,000
Total	5,297,000	[3]
Accumulated Depreciation (AD)	(412,000)
Total Cost Net of Accumulated Depreciation	4,885,000
Encumbrances	2,567,000
173 E. 90th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	May-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	72
Initial Cost, Land	12,066,000	[1]
Initial Cost, Buildings and Improvements	4,535,000	[1]
Costs Capitalized Subsequent to Consolidation	2,229,000	[2]
Land	12,067,000
Buildings and Improvements	6,763,000
Total	18,830,000	[3]
Accumulated Depreciation (AD)	(2,257,000)
Total Cost Net of Accumulated Depreciation	16,573,000
Encumbrances	7,584,000
182-188 Columbus Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	32
Initial Cost, Land	19,123,000	[1]
Initial Cost, Buildings and Improvements	3,300,000	[1]
Costs Capitalized Subsequent to Consolidation	2,560,000	[2]
Land	19,123,000
Buildings and Improvements	5,860,000
Total	24,983,000	[3]
Accumulated Depreciation (AD)	(1,812,000)
Total Cost Net of Accumulated Depreciation	23,171,000
Encumbrances	13,471,000
204-206 West 133rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	44
Initial Cost, Land	4,352,000	[1]
Initial Cost, Buildings and Improvements	1,450,000	[1]
Costs Capitalized Subsequent to Consolidation	1,483,000	[2]
Land	4,352,000
Buildings and Improvements	2,933,000
Total	7,285,000	[3]
Accumulated Depreciation (AD)	(790,000)
Total Cost Net of Accumulated Depreciation	6,495,000
Encumbrances	2,963,000
2232-2240 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	24
Initial Cost, Land	3,366,000	[1]
Initial Cost, Buildings and Improvements	3,785,000	[1]
Costs Capitalized Subsequent to Consolidation	1,256,000	[2]
Land	3,366,000
Buildings and Improvements	5,041,000
Total	8,407,000	[3]
Accumulated Depreciation (AD)	(1,220,000)
Total Cost Net of Accumulated Depreciation	7,187,000
Encumbrances	2,972,000
2247-2253 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	35
Initial Cost, Land	7,356,000	[1]
Initial Cost, Buildings and Improvements	3,335,000	[1]
Costs Capitalized Subsequent to Consolidation	1,595,000	[2]
Land	7,356,000
Buildings and Improvements	4,930,000
Total	12,286,000	[3]
Accumulated Depreciation (AD)	(1,496,000)
Total Cost Net of Accumulated Depreciation	10,790,000
Encumbrances	5,483,000
2252-2258 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	35
Initial Cost, Land	4,318,000	[1]
Initial Cost, Buildings and Improvements	4,504,000	[1]
Costs Capitalized Subsequent to Consolidation	1,677,000	[2]
Land	4,318,000
Buildings and Improvements	6,181,000
Total	10,499,000	[3]
Accumulated Depreciation (AD)	(1,572,000)
Total Cost Net of Accumulated Depreciation	8,927,000
Encumbrances	5,125,000
2300-2310 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	63
Initial Cost, Land	10,417,000	[1]
Initial Cost, Buildings and Improvements	6,964,000	[1]
Costs Capitalized Subsequent to Consolidation	4,280,000	[2]
Land	10,417,000
Buildings and Improvements	11,244,000
Total	21,661,000	[3]
Accumulated Depreciation (AD)	(3,446,000)
Total Cost Net of Accumulated Depreciation	18,215,000
Encumbrances	9,362,000
236-238 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	43
Initial Cost, Land	8,820,000	[1]
Initial Cost, Buildings and Improvements	2,914,000	[1]
Costs Capitalized Subsequent to Consolidation	1,980,000	[2]
Land	8,820,000
Buildings and Improvements	4,894,000
Total	13,714,000	[3]
Accumulated Depreciation (AD)	(1,694,000)
Total Cost Net of Accumulated Depreciation	12,020,000
Encumbrances	6,427,000
237-239 Ninth Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	36
Initial Cost, Land	8,495,000	[1]
Initial Cost, Buildings and Improvements	1,866,000	[1]
Costs Capitalized Subsequent to Consolidation	1,108,000	[2]
Land	8,494,000
Buildings and Improvements	2,975,000
Total	11,469,000	[3]
Accumulated Depreciation (AD)	(1,071,000)
Total Cost Net of Accumulated Depreciation	10,398,000
Encumbrances	6,271,000
240 West 73rd Street, LLC [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	200
Initial Cost, Land	68,109,000	[1]
Initial Cost, Buildings and Improvements	12,140,000	[1]
Costs Capitalized Subsequent to Consolidation	6,166,000	[2]
Land	68,109,000
Buildings and Improvements	18,306,000
Total	86,415,000	[3]
Accumulated Depreciation (AD)	(5,344,000)
Total Cost Net of Accumulated Depreciation	81,071,000
Encumbrances	28,383,000
2484 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1921
Number of residential units	23
Initial Cost, Land	2,601,000	[1]
Initial Cost, Buildings and Improvements	1,726,000	[1]
Costs Capitalized Subsequent to Consolidation	655,000	[2]
Land	2,601,000
Buildings and Improvements	2,381,000
Total	4,982,000	[3]
Accumulated Depreciation (AD)	(556,000)
Total Cost Net of Accumulated Depreciation	4,426,000
Encumbrances	2,472,000
2900 on First Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-08	[4]
Property Location	Seattle, WA
Year Built	Jan 1, 1989
Number of residential units	135
Initial Cost, Land	19,070,000	[1]
Initial Cost, Buildings and Improvements	17,518,000	[1]
Costs Capitalized Subsequent to Consolidation	9,631,000	[2]
Land	19,071,000
Buildings and Improvements	27,148,000
Total	46,219,000	[3]
Accumulated Depreciation (AD)	(3,192,000)
Total Cost Net of Accumulated Depreciation	43,027,000
Encumbrances	19,711,000
306 East 89th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jul-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1930
Number of residential units	20
Initial Cost, Land	2,680,000	[1]
Initial Cost, Buildings and Improvements	1,006,000	[1]
Costs Capitalized Subsequent to Consolidation	423,000	[2]
Land	2,681,000
Buildings and Improvements	1,428,000
Total	4,109,000	[3]
Accumulated Depreciation (AD)	(508,000)
Total Cost Net of Accumulated Depreciation	3,601,000
Encumbrances	2,094,000
311 & 313 East 73rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-03	[4]
Property Location	New York, NY
Year Built	Jan 1, 1904
Number of residential units	34
Initial Cost, Land	5,678,000	[1]
Initial Cost, Buildings and Improvements	1,609,000	[1]
Costs Capitalized Subsequent to Consolidation	615,000	[2]
Land	5,678,000
Buildings and Improvements	2,224,000
Total	7,902,000	[3]
Accumulated Depreciation (AD)	(1,323,000)
Total Cost Net of Accumulated Depreciation	6,579,000
Encumbrances	2,579,000
322-324 East 61st Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	40
Initial Cost, Land	6,372,000	[1]
Initial Cost, Buildings and Improvements	2,224,000	[1]
Costs Capitalized Subsequent to Consolidation	1,034,000	[2]
Land	6,372,000
Buildings and Improvements	3,258,000
Total	9,630,000	[3]
Accumulated Depreciation (AD)	(1,201,000)
Total Cost Net of Accumulated Depreciation	8,429,000
Encumbrances	3,851,000
3400 Avenue of the Arts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	Costa Mesa, CA
Year Built	Jan 1, 1987
Number of residential units	770
Initial Cost, Land	57,241,000	[1]
Initial Cost, Buildings and Improvements	65,506,000	[1]
Costs Capitalized Subsequent to Consolidation	71,647,000	[2]
Land	57,240,000
Buildings and Improvements	137,154,000
Total	194,394,000	[3]
Accumulated Depreciation (AD)	(63,334,000)
Total Cost Net of Accumulated Depreciation	131,060,000
Encumbrances	114,875,000
452 East 78th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	12
Initial Cost, Land	1,982,000	[1]
Initial Cost, Buildings and Improvements	608,000	[1]
Costs Capitalized Subsequent to Consolidation	389,000	[2]
Land	1,982,000
Buildings and Improvements	997,000
Total	2,979,000	[3]
Accumulated Depreciation (AD)	(376,000)
Total Cost Net of Accumulated Depreciation	2,603,000
Encumbrances	1,495,000
464-466 Amsterdam & 200-210 W. 83rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-07	[4]
Property Location	New York, NY
Year Built	Jan 1, 1910
Number of residential units	72
Initial Cost, Land	25,553,000	[1]
Initial Cost, Buildings and Improvements	7,101,000	[1]
Costs Capitalized Subsequent to Consolidation	4,045,000	[2]
Land	25,552,000
Buildings and Improvements	11,147,000
Total	36,699,000	[3]
Accumulated Depreciation (AD)	(2,988,000)
Total Cost Net of Accumulated Depreciation	33,711,000
Encumbrances	19,679,000
510 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	20
Initial Cost, Land	3,163,000	[1]
Initial Cost, Buildings and Improvements	1,002,000	[1]
Costs Capitalized Subsequent to Consolidation	366,000	[2]
Land	3,163,000
Buildings and Improvements	1,368,000
Total	4,531,000	[3]
Accumulated Depreciation (AD)	(456,000)
Total Cost Net of Accumulated Depreciation	4,075,000
Encumbrances	2,460,000
514-516 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan 1, 1900
Number of residential units	36
Initial Cost, Land	6,282,000	[1]
Initial Cost, Buildings and Improvements	2,168,000	[1]
Costs Capitalized Subsequent to Consolidation	658,000	[2]
Land	6,282,000
Buildings and Improvements	2,826,000
Total	9,108,000	[3]
Accumulated Depreciation (AD)	(1,028,000)
Total Cost Net of Accumulated Depreciation	8,080,000
Encumbrances	4,174,000
707 Leahy [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-07	[4]
Property Location	Redwood City, CA
Year Built	Jan 1, 1973
Number of residential units	110
Initial Cost, Land	15,444,000	[1]
Initial Cost, Buildings and Improvements	7,909,000	[1]
Costs Capitalized Subsequent to Consolidation	4,692,000	[2]
Land	15,444,000
Buildings and Improvements	12,601,000
Total	28,045,000	[3]
Accumulated Depreciation (AD)	(3,828,000)
Total Cost Net of Accumulated Depreciation	24,217,000
Encumbrances	9,746,000
865 Bellevue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Nashville, TN
Year Built	Jan 1, 1972
Number of residential units	326
Initial Cost, Land	3,562,000	[1]
Initial Cost, Buildings and Improvements	12,037,000	[1]
Costs Capitalized Subsequent to Consolidation	27,519,000	[2]
Land	3,562,000
Buildings and Improvements	39,556,000
Total	43,118,000	[3]
Accumulated Depreciation (AD)	(21,116,000)
Total Cost Net of Accumulated Depreciation	22,002,000
Encumbrances	18,437,000
Arbours of Hermitage, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Hermitage, TN
Year Built	Jan 1, 1972
Number of residential units	350
Initial Cost, Land	3,217,000	[1]
Initial Cost, Buildings and Improvements	12,023,000	[1]
Costs Capitalized Subsequent to Consolidation	8,394,000	[2]
Land	3,217,000
Buildings and Improvements	20,417,000
Total	23,634,000	[3]
Accumulated Depreciation (AD)	(9,547,000)
Total Cost Net of Accumulated Depreciation	14,087,000
Encumbrances	9,630,000
Auburn Glen [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Dec-06	[4],[5]
Property Location	Jacksonville, FL	[5]
Year Built	Jan 1, 1974	[5]
Number of residential units	251	[5]
Initial Cost, Land	7,670,000	[1],[5]
Initial Cost, Buildings and Improvements	8,191,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	3,762,000	[2],[5]
Land	7,670,000	[5]
Buildings and Improvements	6,248,000	[5]
Total	13,918,000	[3],[5]
Accumulated Depreciation (AD)	(3,988,000)	[5]
Total Cost Net of Accumulated Depreciation	9,930,000	[5]
Encumbrances	9,445,000	[5]
Bank Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Denver, CO
Year Built	Jan 1, 1920
Number of residential units	117
Initial Cost, Land	3,525,000	[1]
Initial Cost, Buildings and Improvements	9,045,000	[1]
Costs Capitalized Subsequent to Consolidation	2,072,000	[2]
Land	3,525,000
Buildings and Improvements	11,117,000
Total	14,642,000	[3]
Accumulated Depreciation (AD)	(5,310,000)
Total Cost Net of Accumulated Depreciation	9,332,000
Encumbrances	11,798,000
Bay Parc Plaza [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	Miami, FL
Year Built	Jan 1, 2000
Number of residential units	471
Initial Cost, Land	22,680,000	[1]
Initial Cost, Buildings and Improvements	41,847,000	[1]
Costs Capitalized Subsequent to Consolidation	6,345,000	[2]
Land	22,680,000
Buildings and Improvements	48,192,000
Total	70,872,000	[3]
Accumulated Depreciation (AD)	(11,055,000)
Total Cost Net of Accumulated Depreciation	59,817,000
Encumbrances	45,748,000
Bay Ridge at Nashua [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-03	[4]
Property Location	Nashua, NH
Year Built	Jan 1, 1984
Number of residential units	412
Initial Cost, Land	3,262,000	[1]
Initial Cost, Buildings and Improvements	40,713,000	[1]
Costs Capitalized Subsequent to Consolidation	5,784,000	[2]
Land	3,262,000
Buildings and Improvements	46,497,000
Total	49,759,000	[3]
Accumulated Depreciation (AD)	(14,050,000)
Total Cost Net of Accumulated Depreciation	35,709,000
Encumbrances	31,154,000
Bayberry Hill Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan 1, 1971
Number of residential units	424
Initial Cost, Land	18,916,000	[1]
Initial Cost, Buildings and Improvements	35,945,000	[1]
Costs Capitalized Subsequent to Consolidation	12,878,000	[2]
Land	18,916,000
Buildings and Improvements	48,823,000
Total	67,739,000	[3]
Accumulated Depreciation (AD)	(17,469,000)
Total Cost Net of Accumulated Depreciation	50,270,000
Encumbrances	33,804,000
Bluffs at Pacifica, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-06	[4]
Property Location	Pacifica, CA
Year Built	Jan 1, 1963
Number of residential units	64
Initial Cost, Land	8,108,000	[1]
Initial Cost, Buildings and Improvements	4,132,000	[1]
Costs Capitalized Subsequent to Consolidation	13,384,000	[2]
Land	8,108,000
Buildings and Improvements	17,516,000
Total	25,624,000	[3]
Accumulated Depreciation (AD)	(6,010,000)
Total Cost Net of Accumulated Depreciation	19,614,000
Encumbrances	6,087,000
Boston Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Denver, CO
Year Built	Jan 1, 1890
Number of residential units	158
Initial Cost, Land	3,446,000	[1]
Initial Cost, Buildings and Improvements	20,589,000	[1]
Costs Capitalized Subsequent to Consolidation	6,068,000	[2]
Land	3,447,000
Buildings and Improvements	26,656,000
Total	30,103,000	[3]
Accumulated Depreciation (AD)	(11,519,000)
Total Cost Net of Accumulated Depreciation	18,584,000
Encumbrances	17,235,000
Boulder Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Boulder, CO
Year Built	Jan 1, 1973
Number of residential units	221
Initial Cost, Land	754,000	[1]
Initial Cost, Buildings and Improvements	7,730,000	[1]
Costs Capitalized Subsequent to Consolidation	17,581,000	[2]
Land	755,000
Buildings and Improvements	25,310,000
Total	26,065,000	[3]
Accumulated Depreciation (AD)	(12,924,000)
Total Cost Net of Accumulated Depreciation	13,141,000
Encumbrances	9,686,000
Broadcast Center [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 1990
Number of residential units	279
Initial Cost, Land	29,407,000	[1]
Initial Cost, Buildings and Improvements	41,244,000	[1]
Costs Capitalized Subsequent to Consolidation	26,890,000	[2]
Land	29,407,000
Buildings and Improvements	68,134,000
Total	97,541,000	[3]
Accumulated Depreciation (AD)	(28,874,000)
Total Cost Net of Accumulated Depreciation	68,667,000
Encumbrances	55,364,000
Broadway Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-12	[4]
Property Location	San Diego, CA
Year Built	Jan 1, 1909
Number of residential units	84
Initial Cost, Land	5,367,000	[1]
Initial Cost, Buildings and Improvements	14,442,000	[1]
Costs Capitalized Subsequent to Consolidation	32,000	[2]
Land	5,367,000
Buildings and Improvements	14,474,000
Total	19,841,000	[3]
Accumulated Depreciation (AD)	(223,000)
Total Cost Net of Accumulated Depreciation	19,618,000
Encumbrances	10,544,000
Buena Vista [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Pasadena, CA
Year Built	Jan 1, 1973
Number of residential units	92
Initial Cost, Land	9,693,000	[1]
Initial Cost, Buildings and Improvements	6,818,000	[1]
Costs Capitalized Subsequent to Consolidation	1,342,000	[2]
Land	9,693,000
Buildings and Improvements	8,160,000
Total	17,853,000	[3]
Accumulated Depreciation (AD)	(2,130,000)
Total Cost Net of Accumulated Depreciation	15,723,000
Encumbrances	10,190,000
Burke Shire Commons [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Burke, VA
Year Built	Jan 1, 1986
Number of residential units	360
Initial Cost, Land	4,867,000	[1]
Initial Cost, Buildings and Improvements	23,617,000	[1]
Costs Capitalized Subsequent to Consolidation	4,442,000	[2]
Land	4,867,000
Buildings and Improvements	28,059,000
Total	32,926,000	[3]
Accumulated Depreciation (AD)	(12,550,000)
Total Cost Net of Accumulated Depreciation	20,376,000
Encumbrances	43,042,000
Calhoun Beach Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-98	[4]
Property Location	Minneapolis, MN
Year Built	Jan 1, 1928
Number of residential units	332
Initial Cost, Land	11,708,000	[1]
Initial Cost, Buildings and Improvements	73,334,000	[1]
Costs Capitalized Subsequent to Consolidation	49,155,000	[2]
Land	11,708,000
Buildings and Improvements	122,489,000
Total	134,197,000	[3]
Accumulated Depreciation (AD)	(53,597,000)
Total Cost Net of Accumulated Depreciation	80,600,000
Encumbrances	47,287,000
Canterbury Green [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Fort Wayne, IN
Year Built	Jan 1, 1970
Number of residential units	1,988
Initial Cost, Land	13,659,000	[1]
Initial Cost, Buildings and Improvements	73,115,000	[1]
Costs Capitalized Subsequent to Consolidation	23,576,000	[2]
Land	13,659,000
Buildings and Improvements	96,691,000
Total	110,350,000	[3]
Accumulated Depreciation (AD)	(51,486,000)
Total Cost Net of Accumulated Depreciation	58,864,000
Encumbrances	51,359,000
Canyon Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Saugus, CA
Year Built	Jan 1, 1984
Number of residential units	130
Initial Cost, Land	7,508,000	[1]
Initial Cost, Buildings and Improvements	6,601,000	[1]
Costs Capitalized Subsequent to Consolidation	6,036,000	[2]
Land	7,508,000
Buildings and Improvements	12,637,000
Total	20,145,000	[3]
Accumulated Depreciation (AD)	(5,564,000)
Total Cost Net of Accumulated Depreciation	14,581,000
Encumbrances	10,268,000
Casa del Mar at Baymeadows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-06	[4]
Property Location	Jacksonville, FL
Year Built	Jan 1, 1984
Number of residential units	144
Initial Cost, Land	5,039,000	[1]
Initial Cost, Buildings and Improvements	10,562,000	[1]
Costs Capitalized Subsequent to Consolidation	2,022,000	[2]
Land	5,039,000
Buildings and Improvements	12,584,000
Total	17,623,000	[3]
Accumulated Depreciation (AD)	(3,477,000)
Total Cost Net of Accumulated Depreciation	14,146,000
Encumbrances	8,987,000
Cedar Rim [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Newcastle, WA
Year Built	Jan 1, 1980
Number of residential units	104
Initial Cost, Land	761,000	[1]
Initial Cost, Buildings and Improvements	5,218,000	[1]
Costs Capitalized Subsequent to Consolidation	17,057,000	[2]
Land	761,000
Buildings and Improvements	22,275,000
Total	23,036,000	[3]
Accumulated Depreciation (AD)	(17,006,000)
Total Cost Net of Accumulated Depreciation	6,030,000
Encumbrances	7,583,000
Center Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Doylestown, PA
Year Built	Jan 1, 1975
Number of residential units	350
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	4,190,000	[1]
Costs Capitalized Subsequent to Consolidation	3,003,000	[2]
Land	582,000
Buildings and Improvements	7,193,000
Total	7,775,000	[3]
Accumulated Depreciation (AD)	(3,404,000)
Total Cost Net of Accumulated Depreciation	4,371,000
Encumbrances	13,522,000
Chestnut Hall [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-06	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1923
Number of residential units	315
Initial Cost, Land	12,338,000	[1]
Initial Cost, Buildings and Improvements	14,299,000	[1]
Costs Capitalized Subsequent to Consolidation	6,444,000	[2]
Land	12,338,000
Buildings and Improvements	20,743,000
Total	33,081,000	[3]
Accumulated Depreciation (AD)	(9,030,000)
Total Cost Net of Accumulated Depreciation	24,051,000
Encumbrances	17,632,000
Chestnut Hill Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1963
Number of residential units	821
Initial Cost, Land	6,469,000	[1]
Initial Cost, Buildings and Improvements	49,316,000	[1]
Costs Capitalized Subsequent to Consolidation	48,573,000	[2]
Land	6,469,000
Buildings and Improvements	97,889,000
Total	104,358,000	[3]
Accumulated Depreciation (AD)	(53,126,000)
Total Cost Net of Accumulated Depreciation	51,232,000
Encumbrances	57,282,000
Chimneys of Cradle Rock [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-04	[4]
Property Location	Columbia, MD
Year Built	Jan 1, 1979
Number of residential units	198
Initial Cost, Land	2,040,000	[1]
Initial Cost, Buildings and Improvements	8,108,000	[1]
Costs Capitalized Subsequent to Consolidation	1,253,000	[2]
Land	2,040,000
Buildings and Improvements	9,361,000
Total	11,401,000	[3]
Accumulated Depreciation (AD)	(3,068,000)
Total Cost Net of Accumulated Depreciation	8,333,000
Encumbrances	16,403,000
Colony at Kenilworth [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Towson, MD
Year Built	Jan 1, 1966
Number of residential units	383
Initial Cost, Land	2,403,000	[1]
Initial Cost, Buildings and Improvements	18,799,000	[1]
Costs Capitalized Subsequent to Consolidation	15,490,000	[2]
Land	2,403,000
Buildings and Improvements	34,289,000
Total	36,692,000	[3]
Accumulated Depreciation (AD)	(19,675,000)
Total Cost Net of Accumulated Depreciation	17,017,000
Encumbrances	23,432,000
Columbus Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-03	[4]
Property Location	New York, NY
Year Built	Jan 1, 1880
Number of residential units	59
Initial Cost, Land	35,527,000	[1]
Initial Cost, Buildings and Improvements	9,450,000	[1]
Costs Capitalized Subsequent to Consolidation	4,365,000	[2]
Land	35,527,000
Buildings and Improvements	13,815,000
Total	49,342,000	[3]
Accumulated Depreciation (AD)	(7,281,000)
Total Cost Net of Accumulated Depreciation	42,061,000
Encumbrances	24,187,000
Creekside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Denver, CO
Year Built	Jan 1, 1974
Number of residential units	328
Initial Cost, Land	3,189,000	[1]
Initial Cost, Buildings and Improvements	12,698,000	[1]
Costs Capitalized Subsequent to Consolidation	5,216,000	[2]
Land	3,189,000
Buildings and Improvements	17,914,000
Total	21,103,000	[3]
Accumulated Depreciation (AD)	(9,710,000)
Total Cost Net of Accumulated Depreciation	11,393,000
Encumbrances	12,610,000
Crescent at West Hollywood, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	West Hollywood, CA
Year Built	Jan 1, 1985
Number of residential units	130
Initial Cost, Land	15,765,000	[1]
Initial Cost, Buildings and Improvements	10,215,000	[1]
Costs Capitalized Subsequent to Consolidation	14,324,000	[2]
Land	15,765,000
Buildings and Improvements	24,539,000
Total	40,304,000	[3]
Accumulated Depreciation (AD)	(15,510,000)
Total Cost Net of Accumulated Depreciation	24,794,000
Encumbrances	23,872,000
Douglaston Villas and Townhomes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-99	[4]
Property Location	Altamonte Springs, FL
Year Built	Jan 1, 1979
Number of residential units	234
Initial Cost, Land	1,666,000	[1]
Initial Cost, Buildings and Improvements	9,353,000	[1]
Costs Capitalized Subsequent to Consolidation	8,099,000	[2]
Land	1,666,000
Buildings and Improvements	17,452,000
Total	19,118,000	[3]
Accumulated Depreciation (AD)	(8,503,000)
Total Cost Net of Accumulated Depreciation	10,615,000
Encumbrances	10,101,000
Elm Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-97	[4]
Property Location	Elmhurst, IL
Year Built	Jan 1, 1987
Number of residential units	372
Initial Cost, Land	5,910,000	[1]
Initial Cost, Buildings and Improvements	30,830,000	[1]
Costs Capitalized Subsequent to Consolidation	21,865,000	[2]
Land	5,910,000
Buildings and Improvements	52,695,000
Total	58,605,000	[3]
Accumulated Depreciation (AD)	(24,248,000)
Total Cost Net of Accumulated Depreciation	34,357,000
Encumbrances	42,173,000
Evanston Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-97	[4]
Property Location	Evanston, IL
Year Built	Jan 1, 1990
Number of residential units	189
Initial Cost, Land	3,232,000	[1]
Initial Cost, Buildings and Improvements	25,546,000	[1]
Costs Capitalized Subsequent to Consolidation	5,888,000	[2]
Land	3,232,000
Buildings and Improvements	31,434,000
Total	34,666,000	[3]
Accumulated Depreciation (AD)	(13,064,000)
Total Cost Net of Accumulated Depreciation	21,602,000
Encumbrances	20,909,000
Farmingdale [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-00	[4]
Property Location	Darien, IL
Year Built	Jan 1, 1975
Number of residential units	240
Initial Cost, Land	11,763,000	[1]
Initial Cost, Buildings and Improvements	15,174,000	[1]
Costs Capitalized Subsequent to Consolidation	9,289,000	[2]
Land	11,763,000
Buildings and Improvements	24,463,000
Total	36,226,000	[3]
Accumulated Depreciation (AD)	(12,638,000)
Total Cost Net of Accumulated Depreciation	23,588,000
Encumbrances	16,499,000
Fisherman's Wharf [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-96	[4]
Property Location	Clute, TX
Year Built	Jan 1, 1981
Number of residential units	360
Initial Cost, Land	1,257,000	[1]
Initial Cost, Buildings and Improvements	7,585,000	[1]
Costs Capitalized Subsequent to Consolidation	5,442,000	[2]
Land	1,257,000
Buildings and Improvements	13,027,000
Total	14,284,000	[3]
Accumulated Depreciation (AD)	(6,087,000)
Total Cost Net of Accumulated Depreciation	8,197,000
Encumbrances	6,670,000
Flamingo Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-97	[4]
Property Location	Miami Beach, FL
Year Built	Jan 1, 1960
Number of residential units	1,138
Initial Cost, Land	32,239,000	[1]
Initial Cost, Buildings and Improvements	39,410,000	[1]
Costs Capitalized Subsequent to Consolidation	231,964,000	[2]
Land	32,239,000
Buildings and Improvements	271,374,000
Total	303,613,000	[3]
Accumulated Depreciation (AD)	(108,367,000)
Total Cost Net of Accumulated Depreciation	195,246,000
Encumbrances	114,596,000
Forestlake Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Mar-07	[4],[5]
Property Location	Daytona Beach, FL	[5]
Year Built	Jan 1, 1982	[5]
Number of residential units	120	[5]
Initial Cost, Land	3,860,000	[1],[5]
Initial Cost, Buildings and Improvements	4,320,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	652,000	[2],[5]
Land	3,860,000	[5]
Buildings and Improvements	2,858,000	[5]
Total	6,718,000	[3],[5]
Accumulated Depreciation (AD)	(1,313,000)	[5]
Total Cost Net of Accumulated Depreciation	5,405,000	[5]
Encumbrances	4,491,000	[5]
Four Quarters Habitat [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Miami, FL
Year Built	Jan 1, 1976
Number of residential units	336
Initial Cost, Land	2,379,000	[1]
Initial Cost, Buildings and Improvements	17,199,000	[1]
Costs Capitalized Subsequent to Consolidation	17,155,000	[2]
Land	2,379,000
Buildings and Improvements	34,354,000
Total	36,733,000	[3]
Accumulated Depreciation (AD)	(18,160,000)
Total Cost Net of Accumulated Depreciation	18,573,000
Encumbrances	9,478,000
Foxchase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Alexandria, VA
Year Built	Jan 1, 1940
Number of residential units	2,113
Initial Cost, Land	15,496,000	[1]
Initial Cost, Buildings and Improvements	96,062,000	[1]
Costs Capitalized Subsequent to Consolidation	30,896,000	[2]
Land	15,496,000
Buildings and Improvements	126,958,000
Total	142,454,000	[3]
Accumulated Depreciation (AD)	(60,011,000)
Total Cost Net of Accumulated Depreciation	82,443,000
Encumbrances	212,862,000
Georgetown [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan 1, 1964
Number of residential units	207
Initial Cost, Land	12,351,000	[1]
Initial Cost, Buildings and Improvements	13,168,000	[1]
Costs Capitalized Subsequent to Consolidation	1,834,000	[2]
Land	12,351,000
Buildings and Improvements	15,002,000
Total	27,353,000	[3]
Accumulated Depreciation (AD)	(5,278,000)
Total Cost Net of Accumulated Depreciation	22,075,000
Encumbrances	10,530,000
Glen at Forestlake, The (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Mar-07	[4],[5]
Property Location	Daytona Beach, FL
Year Built	Jan 1, 1982	[5]
Number of residential units	26	[5]
Initial Cost, Land	933,000	[1]
Initial Cost, Buildings and Improvements	862,000	[1]
Costs Capitalized Subsequent to Consolidation	201,000	[2]
Land	933,000
Buildings and Improvements	148,000
Total	1,081,000	[3]
Accumulated Depreciation (AD)	(245,000)
Total Cost Net of Accumulated Depreciation	836,000
Encumbrances	986,000
Granada [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan 1, 1958
Number of residential units	72
Initial Cost, Land	4,577,000	[1]
Initial Cost, Buildings and Improvements	4,057,000	[1]
Costs Capitalized Subsequent to Consolidation	811,000	[2]
Land	4,577,000
Buildings and Improvements	4,868,000
Total	9,445,000	[3]
Accumulated Depreciation (AD)	(2,272,000)
Total Cost Net of Accumulated Depreciation	7,173,000
Encumbrances	3,526,000
Grand Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Columbia, MD
Year Built	Jan 1, 1972
Number of residential units	325
Initial Cost, Land	2,714,000	[1]
Initial Cost, Buildings and Improvements	16,771,000	[1]
Costs Capitalized Subsequent to Consolidation	5,244,000	[2]
Land	2,715,000
Buildings and Improvements	22,014,000
Total	24,729,000	[3]
Accumulated Depreciation (AD)	(9,934,000)
Total Cost Net of Accumulated Depreciation	14,795,000
Encumbrances	16,046,000
Greens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Chandler, AZ
Year Built	Jan 1, 2000
Number of residential units	324
Initial Cost, Land	2,303,000	[1]
Initial Cost, Buildings and Improvements	713,000	[1]
Costs Capitalized Subsequent to Consolidation	27,923,000	[2]
Land	2,303,000
Buildings and Improvements	28,636,000
Total	30,939,000	[3]
Accumulated Depreciation (AD)	(16,490,000)
Total Cost Net of Accumulated Depreciation	14,449,000
Encumbrances	10,353,000
Heritage Park Escondido [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Escondido, CA
Year Built	Jan 1, 1986
Number of residential units	196
Initial Cost, Land	1,055,000	[1]
Initial Cost, Buildings and Improvements	7,565,000	[1]
Costs Capitalized Subsequent to Consolidation	1,459,000	[2]
Land	1,055,000
Buildings and Improvements	9,024,000
Total	10,079,000	[3]
Accumulated Depreciation (AD)	(5,022,000)
Total Cost Net of Accumulated Depreciation	5,057,000
Encumbrances	7,299,000
Heritage Park Livermore [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Livermore, CA
Year Built	Jan 1, 1988
Number of residential units	167
Initial Cost, Land	1,039,000	[1]
Initial Cost, Buildings and Improvements	9,170,000	[1]
Costs Capitalized Subsequent to Consolidation	1,408,000	[2]
Land	1,039,000
Buildings and Improvements	10,578,000
Total	11,617,000	[3]
Accumulated Depreciation (AD)	(5,580,000)
Total Cost Net of Accumulated Depreciation	6,037,000
Encumbrances	7,532,000
Heritage Village Anaheim [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Anaheim, CA
Year Built	Jan 1, 1986
Number of residential units	196
Initial Cost, Land	1,832,000	[1]
Initial Cost, Buildings and Improvements	8,541,000	[1]
Costs Capitalized Subsequent to Consolidation	1,508,000	[2]
Land	1,832,000
Buildings and Improvements	10,049,000
Total	11,881,000	[3]
Accumulated Depreciation (AD)	(5,550,000)
Total Cost Net of Accumulated Depreciation	6,331,000
Encumbrances	8,858,000
Hidden Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-98	[4]
Property Location	Escondido, CA
Year Built	Jan 1, 1983
Number of residential units	334
Initial Cost, Land	3,043,000	[1]
Initial Cost, Buildings and Improvements	17,616,000	[1]
Costs Capitalized Subsequent to Consolidation	7,203,000	[2]
Land	3,043,000
Buildings and Improvements	24,819,000
Total	27,862,000	[3]
Accumulated Depreciation (AD)	(11,867,000)
Total Cost Net of Accumulated Depreciation	15,995,000
Encumbrances	29,596,000
Hidden Cove II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-07	[4]
Property Location	Escondido, CA
Year Built	Jan 1, 1986
Number of residential units	118
Initial Cost, Land	12,849,000	[1]
Initial Cost, Buildings and Improvements	6,530,000	[1]
Costs Capitalized Subsequent to Consolidation	6,050,000	[2]
Land	12,849,000
Buildings and Improvements	12,580,000
Total	25,429,000	[3]
Accumulated Depreciation (AD)	(5,251,000)
Total Cost Net of Accumulated Depreciation	20,178,000
Encumbrances	11,059,000
Highcrest Townhomes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-03	[4]
Property Location	Woodridge, IL
Year Built	Jan 1, 1968
Number of residential units	176
Initial Cost, Land	3,051,000	[1]
Initial Cost, Buildings and Improvements	13,452,000	[1]
Costs Capitalized Subsequent to Consolidation	1,127,000	[2]
Land	3,052,000
Buildings and Improvements	14,578,000
Total	17,630,000	[3]
Accumulated Depreciation (AD)	(6,575,000)
Total Cost Net of Accumulated Depreciation	11,055,000
Encumbrances	10,391,000
Hillcreste [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Century City, CA
Year Built	Jan 1, 1989
Number of residential units	315
Initial Cost, Land	35,862,000	[1]
Initial Cost, Buildings and Improvements	47,216,000	[1]
Costs Capitalized Subsequent to Consolidation	24,045,000	[2]
Land	35,862,000
Buildings and Improvements	71,261,000
Total	107,123,000	[3]
Accumulated Depreciation (AD)	(32,382,000)
Total Cost Net of Accumulated Depreciation	74,741,000
Encumbrances	71,430,000
Hillmeade [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-94	[4]
Property Location	Nashville, TN
Year Built	Jan 1, 1986
Number of residential units	288
Initial Cost, Land	2,872,000	[1]
Initial Cost, Buildings and Improvements	16,070,000	[1]
Costs Capitalized Subsequent to Consolidation	9,186,000	[2]
Land	2,872,000
Buildings and Improvements	25,256,000
Total	28,128,000	[3]
Accumulated Depreciation (AD)	(13,520,000)
Total Cost Net of Accumulated Depreciation	14,608,000
Encumbrances	17,426,000
Horizons West Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-06	[4]
Property Location	Pacifica, CA
Year Built	Jan 1, 1970
Number of residential units	78
Initial Cost, Land	8,887,000	[1]
Initial Cost, Buildings and Improvements	6,377,000	[1]
Costs Capitalized Subsequent to Consolidation	1,743,000	[2]
Land	8,887,000
Buildings and Improvements	8,120,000
Total	17,007,000	[3]
Accumulated Depreciation (AD)	(2,536,000)
Total Cost Net of Accumulated Depreciation	14,471,000
Encumbrances	4,966,000
Hunt Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Gaithersburg, MD
Year Built	Jan 1, 1986
Number of residential units	336
Initial Cost, Land	17,859,000	[1]
Initial Cost, Buildings and Improvements	13,149,000	[1]
Costs Capitalized Subsequent to Consolidation	8,053,000	[2]
Land	17,859,000
Buildings and Improvements	21,202,000
Total	39,061,000	[3]
Accumulated Depreciation (AD)	(8,178,000)
Total Cost Net of Accumulated Depreciation	30,883,000
Encumbrances	30,842,000
Hunters Chase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-01	[4]
Property Location	Midlothian, VA
Year Built	Jan 1, 1985
Number of residential units	320
Initial Cost, Land	7,935,000	[1]
Initial Cost, Buildings and Improvements	7,915,000	[1]
Costs Capitalized Subsequent to Consolidation	2,963,000	[2]
Land	7,935,000
Buildings and Improvements	10,878,000
Total	18,813,000	[3]
Accumulated Depreciation (AD)	(4,333,000)
Total Cost Net of Accumulated Depreciation	14,480,000
Encumbrances	15,641,000
Hunters Glen [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Plainsboro, NJ
Year Built	Jan 1, 1976
Number of residential units	896
Initial Cost, Land	8,778,000	[1]
Initial Cost, Buildings and Improvements	47,259,000	[1]
Costs Capitalized Subsequent to Consolidation	42,228,000	[2]
Land	8,779,000
Buildings and Improvements	89,486,000
Total	98,265,000	[3]
Accumulated Depreciation (AD)	(62,350,000)
Total Cost Net of Accumulated Depreciation	35,915,000
Encumbrances	65,339,000
Hyde Park Tower [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-04	[4]
Property Location	Chicago, IL
Year Built	Jan 1, 1990
Number of residential units	155
Initial Cost, Land	4,731,000	[1]
Initial Cost, Buildings and Improvements	14,927,000	[1]
Costs Capitalized Subsequent to Consolidation	3,136,000	[2]
Land	4,731,000
Buildings and Improvements	18,063,000
Total	22,794,000	[3]
Accumulated Depreciation (AD)	(4,290,000)
Total Cost Net of Accumulated Depreciation	18,504,000
Encumbrances	14,276,000
Independence Green [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Farmington Hills, MI
Year Built	Jan 1, 1960
Number of residential units	981
Initial Cost, Land	10,191,000	[1]
Initial Cost, Buildings and Improvements	24,586,000	[1]
Costs Capitalized Subsequent to Consolidation	23,263,000	[2]
Land	10,191,000
Buildings and Improvements	47,849,000
Total	58,040,000	[3]
Accumulated Depreciation (AD)	(19,662,000)
Total Cost Net of Accumulated Depreciation	38,378,000
Encumbrances	26,531,000
Indian Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Simi Valley, CA
Year Built	Jan 1, 1986
Number of residential units	254
Initial Cost, Land	24,523,000	[1]
Initial Cost, Buildings and Improvements	15,801,000	[1]
Costs Capitalized Subsequent to Consolidation	4,877,000	[2]
Land	24,523,000
Buildings and Improvements	20,678,000
Total	45,201,000	[3]
Accumulated Depreciation (AD)	(7,783,000)
Total Cost Net of Accumulated Depreciation	37,418,000
Encumbrances	31,725,000
Island Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Oceanside, CA
Year Built	Jan 1, 1986
Number of residential units	592
Initial Cost, Land	18,027,000	[1]
Initial Cost, Buildings and Improvements	28,654,000	[1]
Costs Capitalized Subsequent to Consolidation	12,955,000	[2]
Land	18,027,000
Buildings and Improvements	41,609,000
Total	59,636,000	[3]
Accumulated Depreciation (AD)	(21,126,000)
Total Cost Net of Accumulated Depreciation	38,510,000
Encumbrances	62,203,000
Key Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Alexandria, VA
Year Built	Jan 1, 1964
Number of residential units	140
Initial Cost, Land	1,526,000	[1]
Initial Cost, Buildings and Improvements	7,050,000	[1]
Costs Capitalized Subsequent to Consolidation	5,888,000	[2]
Land	1,526,000
Buildings and Improvements	12,938,000
Total	14,464,000	[3]
Accumulated Depreciation (AD)	(7,096,000)
Total Cost Net of Accumulated Depreciation	7,368,000
Encumbrances	10,446,000
Lakeside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Lisle, IL
Year Built	Jan 1, 1972
Number of residential units	568
Initial Cost, Land	5,840,000	[1]
Initial Cost, Buildings and Improvements	27,937,000	[1]
Costs Capitalized Subsequent to Consolidation	30,641,000	[2]
Land	5,840,000
Buildings and Improvements	58,578,000
Total	64,418,000	[3]
Accumulated Depreciation (AD)	(35,724,000)
Total Cost Net of Accumulated Depreciation	28,694,000
Encumbrances	28,250,000
Lakeside at Vinings Mountain [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Atlanta, GA
Year Built	Jan 1, 1983
Number of residential units	220
Initial Cost, Land	2,111,000	[1]
Initial Cost, Buildings and Improvements	11,862,000	[1]
Costs Capitalized Subsequent to Consolidation	15,498,000	[2]
Land	2,111,000
Buildings and Improvements	27,360,000
Total	29,471,000	[3]
Accumulated Depreciation (AD)	(17,284,000)
Total Cost Net of Accumulated Depreciation	12,187,000
Encumbrances	14,677,000
Lakeside Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Houston, TX
Year Built	Jan 1, 1976
Number of residential units	734
Initial Cost, Land	6,172,000	[1]
Initial Cost, Buildings and Improvements	34,151,000	[1]
Costs Capitalized Subsequent to Consolidation	16,484,000	[2]
Land	6,173,000
Buildings and Improvements	50,634,000
Total	56,807,000	[3]
Accumulated Depreciation (AD)	(25,672,000)
Total Cost Net of Accumulated Depreciation	31,135,000
Encumbrances	26,033,000
Latrobe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-03	[4]
Property Location	Washington, DC
Year Built	Jan 1, 1980
Number of residential units	175
Initial Cost, Land	3,459,000	[1]
Initial Cost, Buildings and Improvements	9,103,000	[1]
Costs Capitalized Subsequent to Consolidation	15,905,000	[2]
Land	3,459,000
Buildings and Improvements	25,008,000
Total	28,467,000	[3]
Accumulated Depreciation (AD)	(16,186,000)
Total Cost Net of Accumulated Depreciation	12,281,000
Encumbrances	29,909,000
Lazy Hollow [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Columbia, MD
Year Built	Jan 1, 1979
Number of residential units	178
Initial Cost, Land	2,429,000	[1]
Initial Cost, Buildings and Improvements	12,181,000	[1]
Costs Capitalized Subsequent to Consolidation	469,000	[2]
Land	2,430,000
Buildings and Improvements	12,649,000
Total	15,079,000	[3]
Accumulated Depreciation (AD)	(5,912,000)
Total Cost Net of Accumulated Depreciation	9,167,000
Encumbrances	13,532,000
Lincoln Place Garden (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Oct-04	[4],[5]
Property Location	Venice, CA	[5]
Year Built	Jan 1, 1951	[5]
Number of residential units	696	[5]
Initial Cost, Land	128,332,000	[1],[5]
Initial Cost, Buildings and Improvements	10,439,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	143,954,000	[2],[5]
Land	44,197,000	[5]
Buildings and Improvements	153,091,000	[5]
Total	197,288,000	[3],[5]
Accumulated Depreciation (AD)	(1,173,000)	[5]
Total Cost Net of Accumulated Depreciation	196,115,000	[5]
Encumbrances	64,822,000	[5]
Lodge at Chattahoochee, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Sandy Springs, GA
Year Built	Jan 1, 1970
Number of residential units	312
Initial Cost, Land	2,335,000	[1]
Initial Cost, Buildings and Improvements	16,370,000	[1]
Costs Capitalized Subsequent to Consolidation	23,245,000	[2]
Land	2,335,000
Buildings and Improvements	39,615,000
Total	41,950,000	[3]
Accumulated Depreciation (AD)	(24,237,000)
Total Cost Net of Accumulated Depreciation	17,713,000
Encumbrances	21,508,000
Los Arboles [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-97	[4]
Property Location	Chandler, AZ
Year Built	Jan 1, 1986
Number of residential units	232
Initial Cost, Land	1,662,000	[1]
Initial Cost, Buildings and Improvements	9,504,000	[1]
Costs Capitalized Subsequent to Consolidation	2,929,000	[2]
Land	1,662,000
Buildings and Improvements	12,433,000
Total	14,095,000	[3]
Accumulated Depreciation (AD)	(5,941,000)
Total Cost Net of Accumulated Depreciation	8,154,000
Encumbrances	7,797,000
Preserve at Marin [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-11	[4]
Property Location	Corte Madera, CA
Year Built	Jan 1, 1964
Number of residential units	126
Initial Cost, Land	13,537,000	[1]
Initial Cost, Buildings and Improvements	30,132,000	[1]
Costs Capitalized Subsequent to Consolidation	12,449,000	[2]
Land	13,516,000
Buildings and Improvements	42,602,000
Total	56,118,000	[3]
Accumulated Depreciation (AD)	0
Total Cost Net of Accumulated Depreciation	56,118,000
Encumbrances	28,340,000
Malibu Canyon [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Calabasas, CA
Year Built	Jan 1, 1986
Number of residential units	698
Initial Cost, Land	69,834,000	[1]
Initial Cost, Buildings and Improvements	53,438,000	[1]
Costs Capitalized Subsequent to Consolidation	31,581,000	[2]
Land	69,834,000
Buildings and Improvements	85,019,000
Total	154,853,000	[3]
Accumulated Depreciation (AD)	(38,736,000)
Total Cost Net of Accumulated Depreciation	116,117,000
Encumbrances	91,634,000
Maple Bay [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Virginia Beach, VA
Year Built	Jan 1, 1971
Number of residential units	414
Initial Cost, Land	2,597,000	[1]
Initial Cost, Buildings and Improvements	16,141,000	[1]
Costs Capitalized Subsequent to Consolidation	29,353,000	[2]
Land	2,598,000
Buildings and Improvements	45,493,000
Total	48,091,000	[3]
Accumulated Depreciation (AD)	(27,300,000)
Total Cost Net of Accumulated Depreciation	20,791,000
Encumbrances	31,793,000
Mariners Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	San Diego, CA
Year Built	Jan 1, 1984
Number of residential units	500
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	66,861,000	[1]
Costs Capitalized Subsequent to Consolidation	6,618,000	[2]
Land	0
Buildings and Improvements	73,479,000
Total	73,479,000	[3]
Accumulated Depreciation (AD)	(25,014,000)
Total Cost Net of Accumulated Depreciation	48,465,000
Encumbrances	2,964,000
Meadow Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Boulder, CO
Year Built	Jan 1, 1968
Number of residential units	332
Initial Cost, Land	1,435,000	[1]
Initial Cost, Buildings and Improvements	24,533,000	[1]
Costs Capitalized Subsequent to Consolidation	5,598,000	[2]
Land	1,435,000
Buildings and Improvements	30,131,000
Total	31,566,000	[3]
Accumulated Depreciation (AD)	(14,163,000)
Total Cost Net of Accumulated Depreciation	17,403,000
Encumbrances	23,033,000
Merrill House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-00	[4]
Property Location	Falls Church, VA
Year Built	Jan 1, 1964
Number of residential units	159
Initial Cost, Land	1,836,000	[1]
Initial Cost, Buildings and Improvements	10,831,000	[1]
Costs Capitalized Subsequent to Consolidation	6,692,000	[2]
Land	1,836,000
Buildings and Improvements	17,523,000
Total	19,359,000	[3]
Accumulated Depreciation (AD)	(6,848,000)
Total Cost Net of Accumulated Depreciation	12,511,000
Encumbrances	18,786,000
Monterey Grove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-08	[4]
Property Location	San Jose, CA
Year Built	Jan 1, 1999
Number of residential units	224
Initial Cost, Land	34,325,000	[1]
Initial Cost, Buildings and Improvements	21,939,000	[1]
Costs Capitalized Subsequent to Consolidation	2,967,000	[2]
Land	34,325,000
Buildings and Improvements	24,906,000
Total	59,231,000	[3]
Accumulated Depreciation (AD)	(5,585,000)
Total Cost Net of Accumulated Depreciation	53,646,000
Encumbrances	33,929,000
Oak Park Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Lansing, MI
Year Built	Jan 1, 1972
Number of residential units	618
Initial Cost, Land	10,048,000	[1]
Initial Cost, Buildings and Improvements	16,771,000	[1]
Costs Capitalized Subsequent to Consolidation	6,169,000	[2]
Land	10,048,000
Buildings and Improvements	22,940,000
Total	32,988,000	[3]
Accumulated Depreciation (AD)	(12,772,000)
Total Cost Net of Accumulated Depreciation	20,216,000
Encumbrances	23,487,000
Pacific Bay Vistas (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	San Bruno, CA
Year Built	Jan 1, 1987
Number of residential units	308
Initial Cost, Land	28,694,000	[1]
Initial Cost, Buildings and Improvements	62,460,000	[1]
Costs Capitalized Subsequent to Consolidation	50,238,000	[2]
Land	22,994,000
Buildings and Improvements	112,698,000
Total	135,692,000	[3]
Accumulated Depreciation (AD)	(57,047,000)
Total Cost Net of Accumulated Depreciation	78,645,000
Encumbrances	38,905,000
Pacifica Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-06	[4]
Property Location	Pacifica, CA
Year Built	Jan 1, 1977
Number of residential units	104
Initial Cost, Land	12,970,000	[1]
Initial Cost, Buildings and Improvements	6,579,000	[1]
Costs Capitalized Subsequent to Consolidation	3,291,000	[2]
Land	12,970,000
Buildings and Improvements	9,870,000
Total	22,840,000	[3]
Accumulated Depreciation (AD)	(3,871,000)
Total Cost Net of Accumulated Depreciation	18,969,000
Encumbrances	12,342,000
Palazzo at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-04	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 2002
Number of residential units	521
Initial Cost, Land	48,362,000	[1]
Initial Cost, Buildings and Improvements	125,464,000	[1]
Costs Capitalized Subsequent to Consolidation	17,434,000	[2]
Land	48,362,000
Buildings and Improvements	142,898,000
Total	191,260,000	[3]
Accumulated Depreciation (AD)	(46,321,000)
Total Cost Net of Accumulated Depreciation	144,939,000
Encumbrances	120,010,000
Palazzo East at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-05	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 2005
Number of residential units	611
Initial Cost, Land	72,578,000	[1]
Initial Cost, Buildings and Improvements	136,503,000	[1]
Costs Capitalized Subsequent to Consolidation	12,632,000	[2]
Land	72,578,000
Buildings and Improvements	149,135,000
Total	221,713,000	[3]
Accumulated Depreciation (AD)	(44,594,000)
Total Cost Net of Accumulated Depreciation	177,119,000
Encumbrances	125,620,000
Paradise Palms [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Phoenix, AZ
Year Built	Jan 1, 1985
Number of residential units	130
Initial Cost, Land	647,000	[1]
Initial Cost, Buildings and Improvements	3,516,000	[1]
Costs Capitalized Subsequent to Consolidation	6,539,000	[2]
Land	647,000
Buildings and Improvements	10,055,000
Total	10,702,000	[3]
Accumulated Depreciation (AD)	(6,495,000)
Total Cost Net of Accumulated Depreciation	4,207,000
Encumbrances	6,128,000
Park Towne Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-00	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1959
Number of residential units	959
Initial Cost, Land	10,472,000	[1]
Initial Cost, Buildings and Improvements	47,301,000	[1]
Costs Capitalized Subsequent to Consolidation	61,039,000	[2]
Land	10,472,000
Buildings and Improvements	108,340,000
Total	118,812,000	[3]
Accumulated Depreciation (AD)	(36,968,000)
Total Cost Net of Accumulated Depreciation	81,844,000
Encumbrances	82,486,000
Parktown Townhouses [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Deer Park, TX
Year Built	Jan 1, 1968
Number of residential units	309
Initial Cost, Land	2,572,000	[1]
Initial Cost, Buildings and Improvements	12,051,000	[1]
Costs Capitalized Subsequent to Consolidation	13,281,000	[2]
Land	2,572,000
Buildings and Improvements	25,332,000
Total	27,904,000	[3]
Accumulated Depreciation (AD)	(11,940,000)
Total Cost Net of Accumulated Depreciation	15,964,000
Encumbrances	10,313,000
Parkway [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-00	[4]
Property Location	Willamsburg, VA
Year Built	Jan 1, 1971
Number of residential units	148
Initial Cost, Land	386,000	[1]
Initial Cost, Buildings and Improvements	2,834,000	[1]
Costs Capitalized Subsequent to Consolidation	2,982,000	[2]
Land	386,000
Buildings and Improvements	5,816,000
Total	6,202,000	[3]
Accumulated Depreciation (AD)	(3,397,000)
Total Cost Net of Accumulated Depreciation	2,805,000
Encumbrances	8,814,000
Pathfinder Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Fremont, CA
Year Built	Jan 1, 1973
Number of residential units	246
Initial Cost, Land	19,595,000	[1]
Initial Cost, Buildings and Improvements	14,838,000	[1]
Costs Capitalized Subsequent to Consolidation	9,460,000	[2]
Land	19,595,000
Buildings and Improvements	24,298,000
Total	43,893,000	[3]
Accumulated Depreciation (AD)	(7,441,000)
Total Cost Net of Accumulated Depreciation	36,452,000
Encumbrances	18,620,000
Peachtree Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-96	[4]
Property Location	Atlanta, GA
Year Built	Jan 1, 1969
Number of residential units	303
Initial Cost, Land	4,684,000	[1]
Initial Cost, Buildings and Improvements	11,713,000	[1]
Costs Capitalized Subsequent to Consolidation	11,360,000	[2]
Land	4,683,000
Buildings and Improvements	23,074,000
Total	27,757,000	[3]
Accumulated Depreciation (AD)	(10,950,000)
Total Cost Net of Accumulated Depreciation	16,807,000
Encumbrances	8,539,000
Peak At Vinings Mountain, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Atlanta, GA
Year Built	Jan 1, 1980
Number of residential units	280
Initial Cost, Land	2,651,000	[1]
Initial Cost, Buildings and Improvements	13,660,000	[1]
Costs Capitalized Subsequent to Consolidation	17,963,000	[2]
Land	2,651,000
Buildings and Improvements	31,623,000
Total	34,274,000	[3]
Accumulated Depreciation (AD)	(20,009,000)
Total Cost Net of Accumulated Depreciation	14,265,000
Encumbrances	15,506,000
Peakview Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Englewood, CO
Year Built	Jan 1, 1975
Number of residential units	296
Initial Cost, Land	3,442,000	[1]
Initial Cost, Buildings and Improvements	18,734,000	[1]
Costs Capitalized Subsequent to Consolidation	5,424,000	[2]
Land	3,443,000
Buildings and Improvements	24,157,000
Total	27,600,000	[3]
Accumulated Depreciation (AD)	(16,667,000)
Total Cost Net of Accumulated Depreciation	10,933,000
Encumbrances	12,246,000
Peppertree [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Cypress, CA
Year Built	Jan 1, 1971
Number of residential units	136
Initial Cost, Land	8,030,000	[1]
Initial Cost, Buildings and Improvements	5,225,000	[1]
Costs Capitalized Subsequent to Consolidation	2,303,000	[2]
Land	8,030,000
Buildings and Improvements	7,528,000
Total	15,558,000	[3]
Accumulated Depreciation (AD)	(3,330,000)
Total Cost Net of Accumulated Depreciation	12,228,000
Encumbrances	12,846,000
Pine Lake Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Garden Grove, CA
Year Built	Jan 1, 1971
Number of residential units	111
Initial Cost, Land	4,124,000	[1]
Initial Cost, Buildings and Improvements	6,035,000	[1]
Costs Capitalized Subsequent to Consolidation	1,993,000	[2]
Land	4,125,000
Buildings and Improvements	8,027,000
Total	12,152,000	[3]
Accumulated Depreciation (AD)	(3,204,000)
Total Cost Net of Accumulated Depreciation	8,948,000
Encumbrances	9,252,000
Plantation Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Plantation ,FL
Year Built	Jan 1, 1971
Number of residential units	372
Initial Cost, Land	3,773,000	[1]
Initial Cost, Buildings and Improvements	19,443,000	[1]
Costs Capitalized Subsequent to Consolidation	17,636,000	[2]
Land	3,773,000
Buildings and Improvements	37,079,000
Total	40,852,000	[3]
Accumulated Depreciation (AD)	(14,121,000)
Total Cost Net of Accumulated Depreciation	26,731,000
Encumbrances	23,048,000
Post Ridge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Nashville, TN
Year Built	Jan 1, 1972
Number of residential units	150
Initial Cost, Land	1,883,000	[1]
Initial Cost, Buildings and Improvements	6,712,000	[1]
Costs Capitalized Subsequent to Consolidation	4,398,000	[2]
Land	1,883,000
Buildings and Improvements	11,110,000
Total	12,993,000	[3]
Accumulated Depreciation (AD)	(5,932,000)
Total Cost Net of Accumulated Depreciation	7,061,000
Encumbrances	5,781,000
Ramblewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Wyoming, MI
Year Built	Jan 1, 1973
Number of residential units	1,707
Initial Cost, Land	8,661,000	[1]
Initial Cost, Buildings and Improvements	61,082,000	[1]
Costs Capitalized Subsequent to Consolidation	6,781,000	[2]
Land	8,661,000
Buildings and Improvements	67,863,000
Total	76,524,000	[3]
Accumulated Depreciation (AD)	(21,557,000)
Total Cost Net of Accumulated Depreciation	54,967,000
Encumbrances	33,797,000
Ravensworth Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jun-04	[4]
Property Location	Annandale, VA
Year Built	Jan 1, 1974
Number of residential units	219
Initial Cost, Land	3,455,000	[1]
Initial Cost, Buildings and Improvements	17,157,000	[1]
Costs Capitalized Subsequent to Consolidation	2,192,000	[2]
Land	3,455,000
Buildings and Improvements	19,349,000
Total	22,804,000	[3]
Accumulated Depreciation (AD)	(9,741,000)
Total Cost Net of Accumulated Depreciation	13,063,000
Encumbrances	22,692,000
Reflections [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Virginia Beach, VA
Year Built	Jan 1, 1987
Number of residential units	480
Initial Cost, Land	15,988,000	[1]
Initial Cost, Buildings and Improvements	13,684,000	[1]
Costs Capitalized Subsequent to Consolidation	4,859,000	[2]
Land	15,988,000
Buildings and Improvements	18,543,000
Total	34,531,000	[3]
Accumulated Depreciation (AD)	(8,553,000)
Total Cost Net of Accumulated Depreciation	25,978,000
Encumbrances	30,845,000
Regency Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Fern Park, FL
Year Built	Jan 1, 1961
Number of residential units	343
Initial Cost, Land	1,832,000	[1]
Initial Cost, Buildings and Improvements	9,905,000	[1]
Costs Capitalized Subsequent to Consolidation	10,281,000	[2]
Land	1,832,000
Buildings and Improvements	20,186,000
Total	22,018,000	[3]
Accumulated Depreciation (AD)	(12,160,000)
Total Cost Net of Accumulated Depreciation	9,858,000
Encumbrances	10,636,000
Remington at Ponte Vedra Lakes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-06	[4]
Property Location	Ponte Vedra Beach, FL
Year Built	Jan 1, 1986
Number of residential units	344
Initial Cost, Land	18,795,000	[1]
Initial Cost, Buildings and Improvements	18,650,000	[1]
Costs Capitalized Subsequent to Consolidation	4,033,000	[2]
Land	18,795,000
Buildings and Improvements	22,683,000
Total	41,478,000	[3]
Accumulated Depreciation (AD)	(6,713,000)
Total Cost Net of Accumulated Depreciation	34,765,000
Encumbrances	23,583,000
River Club, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Edgewater, NJ
Year Built	Jan 1, 1998
Number of residential units	266
Initial Cost, Land	30,579,000	[1]
Initial Cost, Buildings and Improvements	30,638,000	[1]
Costs Capitalized Subsequent to Consolidation	2,491,000	[2]
Land	30,579,000
Buildings and Improvements	33,129,000
Total	63,708,000	[3]
Accumulated Depreciation (AD)	(10,108,000)
Total Cost Net of Accumulated Depreciation	53,600,000
Encumbrances	34,762,000
River Reach [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Naples, FL
Year Built	Jan 1, 1986
Number of residential units	556
Initial Cost, Land	17,728,000	[1]
Initial Cost, Buildings and Improvements	18,337,000	[1]
Costs Capitalized Subsequent to Consolidation	7,439,000	[2]
Land	17,728,000
Buildings and Improvements	25,776,000
Total	43,504,000	[3]
Accumulated Depreciation (AD)	(12,498,000)
Total Cost Net of Accumulated Depreciation	31,006,000
Encumbrances	27,158,000
Riverloft [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1910
Number of residential units	184
Initial Cost, Land	2,120,000	[1]
Initial Cost, Buildings and Improvements	11,287,000	[1]
Costs Capitalized Subsequent to Consolidation	27,400,000	[2]
Land	2,120,000
Buildings and Improvements	38,687,000
Total	40,807,000	[3]
Accumulated Depreciation (AD)	(14,123,000)
Total Cost Net of Accumulated Depreciation	26,684,000
Encumbrances	16,545,000
Riverside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-00	[4]
Property Location	Alexandria ,VA
Year Built	Jan 1, 1973
Number of residential units	1,222
Initial Cost, Land	10,493,000	[1]
Initial Cost, Buildings and Improvements	65,474,000	[1]
Costs Capitalized Subsequent to Consolidation	84,296,000	[2]
Land	10,492,000
Buildings and Improvements	149,771,000
Total	160,263,000	[3]
Accumulated Depreciation (AD)	(96,634,000)
Total Cost Net of Accumulated Depreciation	63,629,000
Encumbrances	104,015,000
Rosewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Camarillo, CA
Year Built	Jan 1, 1976
Number of residential units	152
Initial Cost, Land	12,430,000	[1]
Initial Cost, Buildings and Improvements	8,060,000	[1]
Costs Capitalized Subsequent to Consolidation	3,712,000	[2]
Land	12,430,000
Buildings and Improvements	11,772,000
Total	24,202,000	[3]
Accumulated Depreciation (AD)	(4,133,000)
Total Cost Net of Accumulated Depreciation	20,069,000
Encumbrances	17,473,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Warwick, RI
Year Built	Jan 1, 1972
Number of residential units	492
Initial Cost, Land	22,433,000	[1]
Initial Cost, Buildings and Improvements	24,095,000	[1]
Costs Capitalized Subsequent to Consolidation	4,888,000	[2]
Land	22,433,000
Buildings and Improvements	28,983,000
Total	51,416,000	[3]
Accumulated Depreciation (AD)	(14,530,000)
Total Cost Net of Accumulated Depreciation	36,886,000
Encumbrances	36,429,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Fall River, MA
Year Built	Jan 1, 1974
Number of residential units	216
Initial Cost, Land	5,833,000	[1]
Initial Cost, Buildings and Improvements	12,044,000	[1]
Costs Capitalized Subsequent to Consolidation	970,000	[2]
Land	5,832,000
Buildings and Improvements	13,015,000
Total	18,847,000	[3]
Accumulated Depreciation (AD)	(5,872,000)
Total Cost Net of Accumulated Depreciation	12,975,000
Encumbrances	10,640,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Nashua, NH
Year Built	Jan 1, 1970
Number of residential units	902
Initial Cost, Land	68,230,000	[1]
Initial Cost, Buildings and Improvements	45,562,000	[1]
Costs Capitalized Subsequent to Consolidation	9,099,000	[2]
Land	68,231,000
Buildings and Improvements	54,660,000
Total	122,891,000	[3]
Accumulated Depreciation (AD)	(29,633,000)
Total Cost Net of Accumulated Depreciation	93,258,000
Encumbrances	42,546,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Marlborough, MA
Year Built	Jan 1, 1970
Number of residential units	473
Initial Cost, Land	25,178,000	[1]
Initial Cost, Buildings and Improvements	28,786,000	[1]
Costs Capitalized Subsequent to Consolidation	4,276,000	[2]
Land	25,178,000
Buildings and Improvements	33,062,000
Total	58,240,000	[3]
Accumulated Depreciation (AD)	(15,140,000)
Total Cost Net of Accumulated Depreciation	43,100,000
Encumbrances	33,948,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	North Andover, MA
Year Built	Jan 1, 1970
Number of residential units	588
Initial Cost, Land	51,292,000	[1]
Initial Cost, Buildings and Improvements	36,807,000	[1]
Costs Capitalized Subsequent to Consolidation	13,047,000	[2]
Land	51,292,000
Buildings and Improvements	49,854,000
Total	101,146,000	[3]
Accumulated Depreciation (AD)	(20,209,000)
Total Cost Net of Accumulated Depreciation	80,937,000
Encumbrances	59,402,000
Runaway Bay [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Lantana, FL
Year Built	Jan 1, 1987
Number of residential units	404
Initial Cost, Land	5,935,000	[1]
Initial Cost, Buildings and Improvements	16,052,000	[1]
Costs Capitalized Subsequent to Consolidation	7,960,000	[2]
Land	5,934,000
Buildings and Improvements	24,013,000
Total	29,947,000	[3]
Accumulated Depreciation (AD)	(10,476,000)
Total Cost Net of Accumulated Depreciation	19,471,000
Encumbrances	20,958,000
San Melia [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-12	[4]
Property Location	Phoenix, AZ
Year Built	Jan 1, 1998
Number of residential units	488
Initial Cost, Land	16,631,000	[1]
Initial Cost, Buildings and Improvements	55,679,000	[1]
Costs Capitalized Subsequent to Consolidation	1,872,000	[2]
Land	16,631,000
Buildings and Improvements	57,551,000
Total	74,182,000	[3]
Accumulated Depreciation (AD)	(1,572,000)
Total Cost Net of Accumulated Depreciation	72,610,000
Encumbrances	32,505,000
Savannah Trace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Shaumburg, IL
Year Built	Jan 1, 1986
Number of residential units	368
Initial Cost, Land	13,960,000	[1]
Initial Cost, Buildings and Improvements	20,732,000	[1]
Costs Capitalized Subsequent to Consolidation	3,660,000	[2]
Land	13,960,000
Buildings and Improvements	24,392,000
Total	38,352,000	[3]
Accumulated Depreciation (AD)	(10,260,000)
Total Cost Net of Accumulated Depreciation	28,092,000
Encumbrances	25,373,000
Scotchollow [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Mateo, CA
Year Built	Jan 1, 1971
Number of residential units	418
Initial Cost, Land	49,475,000	[1]
Initial Cost, Buildings and Improvements	17,756,000	[1]
Costs Capitalized Subsequent to Consolidation	10,477,000	[2]
Land	49,474,000
Buildings and Improvements	28,234,000
Total	77,708,000	[3]
Accumulated Depreciation (AD)	(9,100,000)
Total Cost Net of Accumulated Depreciation	68,608,000
Encumbrances	47,616,000
Shenandoah Crossing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Fairfax, VA
Year Built	Jan 1, 1984
Number of residential units	640
Initial Cost, Land	18,200,000	[1]
Initial Cost, Buildings and Improvements	57,198,000	[1]
Costs Capitalized Subsequent to Consolidation	15,504,000	[2]
Land	18,200,000
Buildings and Improvements	72,702,000
Total	90,902,000	[3]
Accumulated Depreciation (AD)	(36,570,000)
Total Cost Net of Accumulated Depreciation	54,332,000
Encumbrances	66,168,000
Signal Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Winter Park, FL
Year Built	Jan 1, 1969
Number of residential units	368
Initial Cost, Land	2,392,000	[1]
Initial Cost, Buildings and Improvements	11,358,000	[1]
Costs Capitalized Subsequent to Consolidation	26,088,000	[2]
Land	2,392,000
Buildings and Improvements	37,446,000
Total	39,838,000	[3]
Accumulated Depreciation (AD)	(22,780,000)
Total Cost Net of Accumulated Depreciation	17,058,000
Encumbrances	18,136,000
Signature Point [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-96	[4]
Property Location	League City, TX
Year Built	Jan 1, 1994
Number of residential units	304
Initial Cost, Land	2,810,000	[1]
Initial Cost, Buildings and Improvements	17,579,000	[1]
Costs Capitalized Subsequent to Consolidation	2,713,000	[2]
Land	2,810,000
Buildings and Improvements	20,292,000
Total	23,102,000	[3]
Accumulated Depreciation (AD)	(8,003,000)
Total Cost Net of Accumulated Depreciation	15,099,000
Encumbrances	9,025,000
Springwoods at Lake Ridge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Woodbridge, VA
Year Built	Jan 1, 1984
Number of residential units	180
Initial Cost, Land	5,587,000	[1]
Initial Cost, Buildings and Improvements	7,284,000	[1]
Costs Capitalized Subsequent to Consolidation	2,848,000	[2]
Land	5,587,000
Buildings and Improvements	10,132,000
Total	15,719,000	[3]
Accumulated Depreciation (AD)	(2,300,000)
Total Cost Net of Accumulated Depreciation	13,419,000
Encumbrances	13,703,000
Spyglass at Cedar Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Lexington Park, MD
Year Built	Jan 1, 1985
Number of residential units	152
Initial Cost, Land	3,241,000	[1]
Initial Cost, Buildings and Improvements	5,094,000	[1]
Costs Capitalized Subsequent to Consolidation	2,840,000	[2]
Land	3,241,000
Buildings and Improvements	7,934,000
Total	11,175,000	[3]
Accumulated Depreciation (AD)	(4,050,000)
Total Cost Net of Accumulated Depreciation	7,125,000
Encumbrances	10,049,000
Stafford [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-02	[4]
Property Location	Baltimore, MD
Year Built	Jan 1, 1889
Number of residential units	96
Initial Cost, Land	562,000	[1]
Initial Cost, Buildings and Improvements	4,033,000	[1]
Costs Capitalized Subsequent to Consolidation	3,964,000	[2]
Land	562,000
Buildings and Improvements	7,997,000
Total	8,559,000	[3]
Accumulated Depreciation (AD)	(4,929,000)
Total Cost Net of Accumulated Depreciation	3,630,000
Encumbrances	4,124,000
Steeplechase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Plano, TX
Year Built	Jan 1, 1985
Number of residential units	368
Initial Cost, Land	7,056,000	[1]
Initial Cost, Buildings and Improvements	10,510,000	[1]
Costs Capitalized Subsequent to Consolidation	6,788,000	[2]
Land	7,056,000
Buildings and Improvements	17,298,000
Total	24,354,000	[3]
Accumulated Depreciation (AD)	(7,977,000)
Total Cost Net of Accumulated Depreciation	16,377,000
Encumbrances	16,167,000
Steeplechase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Largo, MD
Year Built	Jan 1, 1986
Number of residential units	240
Initial Cost, Land	3,675,000	[1]
Initial Cost, Buildings and Improvements	16,111,000	[1]
Costs Capitalized Subsequent to Consolidation	3,808,000	[2]
Land	3,675,000
Buildings and Improvements	19,919,000
Total	23,594,000	[3]
Accumulated Depreciation (AD)	(9,086,000)
Total Cost Net of Accumulated Depreciation	14,508,000
Encumbrances	22,633,000
Sterling Apartment Homes, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1961
Number of residential units	537
Initial Cost, Land	8,871,000	[1]
Initial Cost, Buildings and Improvements	55,365,000	[1]
Costs Capitalized Subsequent to Consolidation	24,749,000	[2]
Land	8,871,000
Buildings and Improvements	80,114,000
Total	88,985,000	[3]
Accumulated Depreciation (AD)	(39,920,000)
Total Cost Net of Accumulated Depreciation	49,065,000
Encumbrances	74,295,000
Stone Creek Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Germantown, MD
Year Built	Jan 1, 1984
Number of residential units	240
Initial Cost, Land	13,593,000	[1]
Initial Cost, Buildings and Improvements	9,347,000	[1]
Costs Capitalized Subsequent to Consolidation	5,876,000	[2]
Land	13,593,000
Buildings and Improvements	15,223,000
Total	28,816,000	[3]
Accumulated Depreciation (AD)	(7,613,000)
Total Cost Net of Accumulated Depreciation	21,203,000
Encumbrances	23,879,000
Tamarac Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Denver, CO
Year Built	Jan 1, 1979
Number of residential units	564
Initial Cost, Land	4,224,000	[1]
Initial Cost, Buildings and Improvements	23,491,000	[1]
Costs Capitalized Subsequent to Consolidation	8,931,000	[2]
Land	4,223,000
Buildings and Improvements	32,423,000
Total	36,646,000	[3]
Accumulated Depreciation (AD)	(18,734,000)
Total Cost Net of Accumulated Depreciation	17,912,000
Encumbrances	17,816,000
Towers Of Westchester Park, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	College Park, MD
Year Built	Jan 1, 1972
Number of residential units	303
Initial Cost, Land	15,198,000	[1]
Initial Cost, Buildings and Improvements	22,029,000	[1]
Costs Capitalized Subsequent to Consolidation	7,977,000	[2]
Land	15,198,000
Buildings and Improvements	30,006,000
Total	45,204,000	[3]
Accumulated Depreciation (AD)	(8,120,000)
Total Cost Net of Accumulated Depreciation	37,084,000
Encumbrances	26,418,000
Township At Highlands [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Nov-96	[4]
Property Location	Centennial, CO
Year Built	Jan 1, 1985
Number of residential units	161
Initial Cost, Land	1,536,000	[1]
Initial Cost, Buildings and Improvements	9,773,000	[1]
Costs Capitalized Subsequent to Consolidation	6,333,000	[2]
Land	1,536,000
Buildings and Improvements	16,106,000
Total	17,642,000	[3]
Accumulated Depreciation (AD)	(8,501,000)
Total Cost Net of Accumulated Depreciation	9,141,000
Encumbrances	15,768,000
Twin Lake Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Westmont, IL
Year Built	Jan 1, 1969
Number of residential units	399
Initial Cost, Land	3,268,000	[1]
Initial Cost, Buildings and Improvements	18,763,000	[1]
Costs Capitalized Subsequent to Consolidation	36,907,000	[2]
Land	3,268,000
Buildings and Improvements	55,670,000
Total	58,938,000	[3]
Accumulated Depreciation (AD)	(35,927,000)
Total Cost Net of Accumulated Depreciation	23,011,000
Encumbrances	25,982,000
Twin Lakes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Palm Harbor, FL
Year Built	Jan 1, 1986
Number of residential units	262
Initial Cost, Land	2,063,000	[1]
Initial Cost, Buildings and Improvements	12,850,000	[1]
Costs Capitalized Subsequent to Consolidation	5,671,000	[2]
Land	2,063,000
Buildings and Improvements	18,521,000
Total	20,584,000	[3]
Accumulated Depreciation (AD)	(10,542,000)
Total Cost Net of Accumulated Depreciation	10,042,000
Encumbrances	12,204,000
Vantage Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-02	[4]
Property Location	Swampscott, MA
Year Built	Jan 1, 1987
Number of residential units	96
Initial Cost, Land	4,748,000	[1]
Initial Cost, Buildings and Improvements	10,089,000	[1]
Costs Capitalized Subsequent to Consolidation	730,000	[2]
Land	4,749,000
Buildings and Improvements	10,818,000
Total	15,567,000	[3]
Accumulated Depreciation (AD)	(3,472,000)
Total Cost Net of Accumulated Depreciation	12,095,000
Encumbrances	6,092,000
Verandahs at Hunt Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Apopka, FL
Year Built	Jan 1, 1985
Number of residential units	210
Initial Cost, Land	2,286,000	[1]
Initial Cost, Buildings and Improvements	7,724,000	[1]
Costs Capitalized Subsequent to Consolidation	2,794,000	[2]
Land	2,286,000
Buildings and Improvements	10,518,000
Total	12,804,000	[3]
Accumulated Depreciation (AD)	(3,765,000)
Total Cost Net of Accumulated Depreciation	9,039,000
Encumbrances	10,503,000
Views at Vinings Mountain, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Atlanta, GA
Year Built	Jan 1, 1983
Number of residential units	180
Initial Cost, Land	610,000	[1]
Initial Cost, Buildings and Improvements	5,026,000	[1]
Costs Capitalized Subsequent to Consolidation	12,028,000	[2]
Land	610,000
Buildings and Improvements	17,054,000
Total	17,664,000	[3]
Accumulated Depreciation (AD)	(13,304,000)
Total Cost Net of Accumulated Depreciation	4,360,000
Encumbrances	13,186,000
Villa Del Sol [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Norwalk, CA
Year Built	Jan 1, 1972
Number of residential units	120
Initial Cost, Land	7,476,000	[1]
Initial Cost, Buildings and Improvements	4,861,000	[1]
Costs Capitalized Subsequent to Consolidation	2,299,000	[2]
Land	7,476,000
Buildings and Improvements	7,160,000
Total	14,636,000	[3]
Accumulated Depreciation (AD)	(3,410,000)
Total Cost Net of Accumulated Depreciation	11,226,000
Encumbrances	11,792,000
Village in the Woods [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Cypress, TX
Year Built	Jan 1, 1983
Number of residential units	530
Initial Cost, Land	3,463,000	[1]
Initial Cost, Buildings and Improvements	15,787,000	[1]
Costs Capitalized Subsequent to Consolidation	10,447,000	[2]
Land	3,463,000
Buildings and Improvements	26,234,000
Total	29,697,000	[3]
Accumulated Depreciation (AD)	(15,610,000)
Total Cost Net of Accumulated Depreciation	14,087,000
Encumbrances	18,802,000
Village of Pennbrook [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-98	[4]
Property Location	Levittown, PA
Year Built	Jan 1, 1969
Number of residential units	722
Initial Cost, Land	10,240,000	[1]
Initial Cost, Buildings and Improvements	38,222,000	[1]
Costs Capitalized Subsequent to Consolidation	13,052,000	[2]
Land	10,240,000
Buildings and Improvements	51,274,000
Total	61,514,000	[3]
Accumulated Depreciation (AD)	(27,022,000)
Total Cost Net of Accumulated Depreciation	34,492,000
Encumbrances	46,442,000
Villages of Baymeadows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Jacksonville, FL
Year Built	Jan 1, 1972
Number of residential units	904
Initial Cost, Land	4,860,000	[1]
Initial Cost, Buildings and Improvements	33,956,000	[1]
Costs Capitalized Subsequent to Consolidation	54,483,000	[2]
Land	4,860,000
Buildings and Improvements	88,439,000
Total	93,299,000	[3]
Accumulated Depreciation (AD)	(53,876,000)
Total Cost Net of Accumulated Depreciation	39,423,000
Encumbrances	0
Villas at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 2002
Number of residential units	250
Initial Cost, Land	8,630,000	[1]
Initial Cost, Buildings and Improvements	48,871,000	[1]
Costs Capitalized Subsequent to Consolidation	4,669,000	[2]
Land	8,630,000
Buildings and Improvements	53,540,000
Total	62,170,000	[3]
Accumulated Depreciation (AD)	(19,055,000)
Total Cost Net of Accumulated Depreciation	43,115,000
Encumbrances	25,414,000
Vista Del Lagos [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Chandler, AZ
Year Built	Jan 1, 1986
Number of residential units	200
Initial Cost, Land	804,000	[1]
Initial Cost, Buildings and Improvements	4,951,000	[1]
Costs Capitalized Subsequent to Consolidation	3,389,000	[2]
Land	804,000
Buildings and Improvements	8,340,000
Total	9,144,000	[3]
Accumulated Depreciation (AD)	(3,492,000)
Total Cost Net of Accumulated Depreciation	5,652,000
Encumbrances	11,259,000
Waterford Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Bridgewater, MA
Year Built	Jan 1, 1971
Number of residential units	588
Initial Cost, Land	29,110,000	[1]
Initial Cost, Buildings and Improvements	28,101,000	[1]
Costs Capitalized Subsequent to Consolidation	2,798,000	[2]
Land	29,110,000
Buildings and Improvements	30,899,000
Total	60,009,000	[3]
Accumulated Depreciation (AD)	(18,306,000)
Total Cost Net of Accumulated Depreciation	41,703,000
Encumbrances	39,141,000
Waterways Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-97	[4]
Property Location	Aventura, FL
Year Built	Jan 1, 1994
Number of residential units	180
Initial Cost, Land	4,504,000	[1]
Initial Cost, Buildings and Improvements	11,064,000	[1]
Costs Capitalized Subsequent to Consolidation	3,935,000	[2]
Land	4,504,000
Buildings and Improvements	14,999,000
Total	19,503,000	[3]
Accumulated Depreciation (AD)	(7,049,000)
Total Cost Net of Accumulated Depreciation	12,454,000
Encumbrances	4,866,000
Waverly Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-08	[4]
Property Location	Brighton, MA
Year Built	Jan 1, 1970
Number of residential units	103
Initial Cost, Land	7,920,000	[1]
Initial Cost, Buildings and Improvements	11,347,000	[1]
Costs Capitalized Subsequent to Consolidation	1,374,000	[2]
Land	7,920,000
Buildings and Improvements	12,721,000
Total	20,641,000	[3]
Accumulated Depreciation (AD)	(2,531,000)
Total Cost Net of Accumulated Depreciation	18,110,000
Encumbrances	12,860,000
West Winds [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Orlando, FL
Year Built	Jan 1, 1985
Number of residential units	272
Initial Cost, Land	2,332,000	[1]
Initial Cost, Buildings and Improvements	11,481,000	[1]
Costs Capitalized Subsequent to Consolidation	3,071,000	[2]
Land	2,332,000
Buildings and Improvements	14,552,000
Total	16,884,000	[3]
Accumulated Depreciation (AD)	(5,939,000)
Total Cost Net of Accumulated Depreciation	10,945,000
Encumbrances	12,123,000
Wexford Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Worcester, MA
Year Built	Jan 1, 1974
Number of residential units	264
Initial Cost, Land	6,339,000	[1]
Initial Cost, Buildings and Improvements	17,939,000	[1]
Costs Capitalized Subsequent to Consolidation	1,185,000	[2]
Land	6,339,000
Buildings and Improvements	19,124,000
Total	25,463,000	[3]
Accumulated Depreciation (AD)	(8,347,000)
Total Cost Net of Accumulated Depreciation	17,116,000
Encumbrances	11,837,000
Willow Bend [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	May-98	[4]
Property Location	Rolling Meadows, IL
Year Built	Jan 1, 1969
Number of residential units	328
Initial Cost, Land	2,717,000	[1]
Initial Cost, Buildings and Improvements	15,437,000	[1]
Costs Capitalized Subsequent to Consolidation	25,425,000	[2]
Land	2,717,000
Buildings and Improvements	40,862,000
Total	43,579,000	[3]
Accumulated Depreciation (AD)	(24,755,000)
Total Cost Net of Accumulated Depreciation	18,824,000
Encumbrances	19,026,000
Windrift [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Oceanside, CA
Year Built	Jan 1, 1987
Number of residential units	404
Initial Cost, Land	24,960,000	[1]
Initial Cost, Buildings and Improvements	17,590,000	[1]
Costs Capitalized Subsequent to Consolidation	19,358,000	[2]
Land	24,960,000
Buildings and Improvements	36,948,000
Total	61,908,000	[3]
Accumulated Depreciation (AD)	(22,890,000)
Total Cost Net of Accumulated Depreciation	39,018,000
Encumbrances	43,305,000
Windrift [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Orlando, FL
Year Built	Jan 1, 1987
Number of residential units	288
Initial Cost, Land	3,696,000	[1]
Initial Cost, Buildings and Improvements	10,029,000	[1]
Costs Capitalized Subsequent to Consolidation	5,372,000	[2]
Land	3,696,000
Buildings and Improvements	15,401,000
Total	19,097,000	[3]
Accumulated Depreciation (AD)	(6,787,000)
Total Cost Net of Accumulated Depreciation	12,310,000
Encumbrances	16,288,000
Windsor Crossing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-00	[4]
Property Location	Newport News, VA
Year Built	Jan 1, 1978
Number of residential units	156
Initial Cost, Land	131,000	[1]
Initial Cost, Buildings and Improvements	2,110,000	[1]
Costs Capitalized Subsequent to Consolidation	2,599,000	[2]
Land	131,000
Buildings and Improvements	4,709,000
Total	4,840,000	[3]
Accumulated Depreciation (AD)	(2,477,000)
Total Cost Net of Accumulated Depreciation	2,363,000
Encumbrances	1,281,000
Windsor Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Woodbridge, VA
Year Built	Jan 1, 1987
Number of residential units	220
Initial Cost, Land	4,279,000	[1]
Initial Cost, Buildings and Improvements	15,970,000	[1]
Costs Capitalized Subsequent to Consolidation	3,943,000	[2]
Land	4,279,000
Buildings and Improvements	19,913,000
Total	24,192,000	[3]
Accumulated Depreciation (AD)	(7,835,000)
Total Cost Net of Accumulated Depreciation	16,357,000
Encumbrances	18,849,000
Woodcreek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Mesa, AZ
Year Built	Jan 1, 1985
Number of residential units	432
Initial Cost, Land	2,431,000	[1]
Initial Cost, Buildings and Improvements	15,885,000	[1]
Costs Capitalized Subsequent to Consolidation	4,427,000	[2]
Land	2,431,000
Buildings and Improvements	20,312,000
Total	22,743,000	[3]
Accumulated Depreciation (AD)	(12,286,000)
Total Cost Net of Accumulated Depreciation	10,457,000
Encumbrances	18,549,000
Woods of williamsburg [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Williamsburg, VA
Year Built	Jan 1, 1976
Number of residential units	125
Initial Cost, Land	798,000	[1]
Initial Cost, Buildings and Improvements	3,657,000	[1]
Costs Capitalized Subsequent to Consolidation	1,274,000	[2]
Land	798,000
Buildings and Improvements	4,931,000
Total	5,729,000	[3]
Accumulated Depreciation (AD)	(3,581,000)
Total Cost Net of Accumulated Depreciation	2,148,000
Encumbrances	871,000
Yacht Club at Brickell [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-03	[4]
Property Location	Miami, FL
Year Built	Jan 1, 1998
Number of residential units	357
Initial Cost, Land	31,362,000	[1]
Initial Cost, Buildings and Improvements	32,214,000	[1]
Costs Capitalized Subsequent to Consolidation	7,464,000	[2]
Land	31,363,000
Buildings and Improvements	39,677,000
Total	71,040,000	[3]
Accumulated Depreciation (AD)	(9,835,000)
Total Cost Net of Accumulated Depreciation	61,205,000
Encumbrances	49,919,000
Yorktown Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-99	[4]
Property Location	Lombard, IL
Year Built	Jan 1, 1971
Number of residential units	364
Initial Cost, Land	3,055,000	[1]
Initial Cost, Buildings and Improvements	18,162,000	[1]
Costs Capitalized Subsequent to Consolidation	32,468,000	[2]
Land	3,055,000
Buildings and Improvements	50,630,000
Total	53,685,000	[3]
Accumulated Depreciation (AD)	(18,066,000)
Total Cost Net of Accumulated Depreciation	35,619,000
Encumbrances	24,698,000
Total Affordable Properties [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	10,370
Initial Cost, Land	59,746,000	[1]
Initial Cost, Buildings and Improvements	487,870,000	[1]
Costs Capitalized Subsequent to Consolidation	362,479,000	[2]
Land	59,751,000
Buildings and Improvements	849,812,000
Total	909,563,000	[3]
Accumulated Depreciation (AD)	(401,608,000)
Total Cost Net of Accumulated Depreciation	507,955,000
Encumbrances	461,691,000
All Hallows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Francisco, CA
Year Built	Jan 1, 1976
Number of residential units	157
Initial Cost, Land	1,338,000	[1]
Initial Cost, Buildings and Improvements	29,770,000	[1]
Costs Capitalized Subsequent to Consolidation	20,750,000	[2]
Land	1,338,000
Buildings and Improvements	50,520,000
Total	51,858,000	[3]
Accumulated Depreciation (AD)	(23,604,000)
Total Cost Net of Accumulated Depreciation	28,254,000
Encumbrances	22,936,000
Antioch Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-10	[4]
Property Location	Cleveland, OH
Year Built	Jan 1, 1976
Number of residential units	171
Initial Cost, Land	720,000	[1]
Initial Cost, Buildings and Improvements	8,802,000	[1]
Costs Capitalized Subsequent to Consolidation	357,000	[2]
Land	720,000
Buildings and Improvements	9,159,000
Total	9,879,000	[3]
Accumulated Depreciation (AD)	(3,083,000)
Total Cost Net of Accumulated Depreciation	6,796,000
Encumbrances	5,447,000
Arvada House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Nov-04	[4]
Property Location	Arvada, CO
Year Built	Jan 1, 1977
Number of residential units	88
Initial Cost, Land	405,000	[1]
Initial Cost, Buildings and Improvements	3,314,000	[1]
Costs Capitalized Subsequent to Consolidation	2,251,000	[2]
Land	405,000
Buildings and Improvements	5,565,000
Total	5,970,000	[3]
Accumulated Depreciation (AD)	(1,925,000)
Total Cost Net of Accumulated Depreciation	4,045,000
Encumbrances	4,042,000
Bayview [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-05	[4]
Property Location	San Francisco, CA
Year Built	Jan 1, 1976
Number of residential units	146
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	15,265,000	[1]
Costs Capitalized Subsequent to Consolidation	17,295,000	[2]
Land	582,000
Buildings and Improvements	32,560,000
Total	33,142,000	[3]
Accumulated Depreciation (AD)	(16,923,000)
Total Cost Net of Accumulated Depreciation	16,219,000
Encumbrances	11,879,000
Beacon Hill [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Hillsdale, MI
Year Built	Jan 1, 1980
Number of residential units	198
Initial Cost, Land	1,094,000	[1]
Initial Cost, Buildings and Improvements	7,044,000	[1]
Costs Capitalized Subsequent to Consolidation	6,609,000	[2]
Land	1,093,000
Buildings and Improvements	13,654,000
Total	14,747,000	[3]
Accumulated Depreciation (AD)	(5,066,000)
Total Cost Net of Accumulated Depreciation	9,681,000
Encumbrances	7,092,000
Biltmore Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Dayton, OH
Year Built	Jan 1, 1980
Number of residential units	230
Initial Cost, Land	1,814,000	[1]
Initial Cost, Buildings and Improvements	6,411,000	[1]
Costs Capitalized Subsequent to Consolidation	13,557,000	[2]
Land	1,813,000
Buildings and Improvements	19,969,000
Total	21,782,000	[3]
Accumulated Depreciation (AD)	(11,574,000)
Total Cost Net of Accumulated Depreciation	10,208,000
Encumbrances	10,468,000
Blakewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	Statesboro, GA
Year Built	Jan 1, 1973
Number of residential units	42
Initial Cost, Land	58,000	[1]
Initial Cost, Buildings and Improvements	882,000	[1]
Costs Capitalized Subsequent to Consolidation	421,000	[2]
Land	58,000
Buildings and Improvements	1,303,000
Total	1,361,000	[3]
Accumulated Depreciation (AD)	(1,162,000)
Total Cost Net of Accumulated Depreciation	199,000
Encumbrances	634,000
Bolton North [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Baltimore, MD
Year Built	Jan 1, 1977
Number of residential units	209
Initial Cost, Land	1,429,000	[1]
Initial Cost, Buildings and Improvements	6,569,000	[1]
Costs Capitalized Subsequent to Consolidation	598,000	[2]
Land	1,429,000
Buildings and Improvements	7,167,000
Total	8,596,000	[3]
Accumulated Depreciation (AD)	(2,637,000)
Total Cost Net of Accumulated Depreciation	5,959,000
Encumbrances	10,595,000
Butternut Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Charlotte, MI
Year Built	Jan 1, 1980
Number of residential units	100
Initial Cost, Land	505,000	[1]
Initial Cost, Buildings and Improvements	3,617,000	[1]
Costs Capitalized Subsequent to Consolidation	3,810,000	[2]
Land	505,000
Buildings and Improvements	7,427,000
Total	7,932,000	[3]
Accumulated Depreciation (AD)	(4,773,000)
Total Cost Net of Accumulated Depreciation	3,159,000
Encumbrances	4,053,000
Carriage House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-06	[4]
Property Location	Petersburg, VA
Year Built	Jan 1, 1885
Number of residential units	118
Initial Cost, Land	716,000	[1]
Initial Cost, Buildings and Improvements	2,886,000	[1]
Costs Capitalized Subsequent to Consolidation	3,727,000	[2]
Land	716,000
Buildings and Improvements	6,613,000
Total	7,329,000	[3]
Accumulated Depreciation (AD)	(3,068,000)
Total Cost Net of Accumulated Depreciation	4,261,000
Encumbrances	1,918,000
City Line [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Newport News, VA
Year Built	Jan 1, 1976
Number of residential units	200
Initial Cost, Land	500,000	[1]
Initial Cost, Buildings and Improvements	2,014,000	[1]
Costs Capitalized Subsequent to Consolidation	7,531,000	[2]
Land	500,000
Buildings and Improvements	9,545,000
Total	10,045,000	[3]
Accumulated Depreciation (AD)	(3,371,000)
Total Cost Net of Accumulated Depreciation	6,674,000
Encumbrances	4,625,000
Copperwood I Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-06	[4]
Property Location	The Woodlands, TX
Year Built	Jan 1, 1980
Number of residential units	150
Initial Cost, Land	364,000	[1]
Initial Cost, Buildings and Improvements	8,373,000	[1]
Costs Capitalized Subsequent to Consolidation	4,948,000	[2]
Land	363,000
Buildings and Improvements	13,322,000
Total	13,685,000	[3]
Accumulated Depreciation (AD)	(11,362,000)
Total Cost Net of Accumulated Depreciation	2,323,000
Encumbrances	5,401,000
Copperwood II Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	The Woodlands, TX
Year Built	Jan 1, 1981
Number of residential units	150
Initial Cost, Land	459,000	[1]
Initial Cost, Buildings and Improvements	5,553,000	[1]
Costs Capitalized Subsequent to Consolidation	3,450,000	[2]
Land	459,000
Buildings and Improvements	9,003,000
Total	9,462,000	[3]
Accumulated Depreciation (AD)	(4,902,000)
Total Cost Net of Accumulated Depreciation	4,560,000
Encumbrances	5,572,000
Country Club Heights [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-04	[4]
Property Location	Quincy, IL
Year Built	Jan 1, 1976
Number of residential units	200
Initial Cost, Land	676,000	[1]
Initial Cost, Buildings and Improvements	5,715,000	[1]
Costs Capitalized Subsequent to Consolidation	4,937,000	[2]
Land	675,000
Buildings and Improvements	10,653,000
Total	11,328,000	[3]
Accumulated Depreciation (AD)	(4,860,000)
Total Cost Net of Accumulated Depreciation	6,468,000
Encumbrances	6,422,000
Crevenna Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Burke, VA
Year Built	Jan 1, 1979
Number of residential units	50
Initial Cost, Land	355,000	[1]
Initial Cost, Buildings and Improvements	4,848,000	[1]
Costs Capitalized Subsequent to Consolidation	351,000	[2]
Land	355,000
Buildings and Improvements	5,199,000
Total	5,554,000	[3]
Accumulated Depreciation (AD)	(2,368,000)
Total Cost Net of Accumulated Depreciation	3,186,000
Encumbrances	2,943,000
Darby Townhouses [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-10	[4]
Property Location	Sharon Hill, PA
Year Built	Jan 1, 1970
Number of residential units	172
Initial Cost, Land	1,297,000	[1]
Initial Cost, Buildings and Improvements	11,115,000	[1]
Costs Capitalized Subsequent to Consolidation	398,000	[2]
Land	1,298,000
Buildings and Improvements	11,512,000
Total	12,810,000	[3]
Accumulated Depreciation (AD)	(5,179,000)
Total Cost Net of Accumulated Depreciation	7,631,000
Encumbrances	4,995,000
Denny Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan 1, 1984
Number of residential units	17
Initial Cost, Land	394,000	[1]
Initial Cost, Buildings and Improvements	1,579,000	[1]
Costs Capitalized Subsequent to Consolidation	150,000	[2]
Land	394,000
Buildings and Improvements	1,729,000
Total	2,123,000	[3]
Accumulated Depreciation (AD)	(590,000)
Total Cost Net of Accumulated Depreciation	1,533,000
Encumbrances	1,088,000
Fairwood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Carmichael, CA
Year Built	Jan 1, 1979
Number of residential units	86
Initial Cost, Land	177,000	[1]
Initial Cost, Buildings and Improvements	5,264,000	[1]
Costs Capitalized Subsequent to Consolidation	265,000	[2]
Land	176,000
Buildings and Improvements	5,530,000
Total	5,706,000	[3]
Accumulated Depreciation (AD)	(3,730,000)
Total Cost Net of Accumulated Depreciation	1,976,000
Encumbrances	2,100,000
Fountain Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Connersville, IN
Year Built	Jan 1, 1980
Number of residential units	102
Initial Cost, Land	378,000	[1]
Initial Cost, Buildings and Improvements	2,091,000	[1]
Costs Capitalized Subsequent to Consolidation	3,009,000	[2]
Land	378,000
Buildings and Improvements	5,100,000
Total	5,478,000	[3]
Accumulated Depreciation (AD)	(1,096,000)
Total Cost Net of Accumulated Depreciation	4,382,000
Encumbrances	1,048,000
Friendset Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Brooklyn, NY
Year Built	Jan 1, 1979
Number of residential units	259
Initial Cost, Land	550,000	[1]
Initial Cost, Buildings and Improvements	16,304,000	[1]
Costs Capitalized Subsequent to Consolidation	372,000	[2]
Land	550,000
Buildings and Improvements	16,676,000
Total	17,226,000	[3]
Accumulated Depreciation (AD)	(10,078,000)
Total Cost Net of Accumulated Depreciation	7,148,000
Encumbrances	13,443,000
Hamlin Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan 1, 1983
Number of residential units	30
Initial Cost, Land	1,009,000	[1]
Initial Cost, Buildings and Improvements	1,691,000	[1]
Costs Capitalized Subsequent to Consolidation	200,000	[2]
Land	1,010,000
Buildings and Improvements	1,890,000
Total	2,900,000	[3]
Accumulated Depreciation (AD)	(708,000)
Total Cost Net of Accumulated Depreciation	2,192,000
Encumbrances	1,159,000
Hanover Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Baltimore, MD
Year Built	Jan 1, 1980
Number of residential units	199
Initial Cost, Land	1,656,000	[1]
Initial Cost, Buildings and Improvements	9,575,000	[1]
Costs Capitalized Subsequent to Consolidation	728,000	[2]
Land	1,656,000
Buildings and Improvements	10,303,000
Total	11,959,000	[3]
Accumulated Depreciation (AD)	(6,457,000)
Total Cost Net of Accumulated Depreciation	5,502,000
Encumbrances	10,211,000
Hatillo Housing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Hatillo, PR
Year Built	Jan 1, 1982
Number of residential units	64
Initial Cost, Land	202,000	[1]
Initial Cost, Buildings and Improvements	2,876,000	[1]
Costs Capitalized Subsequent to Consolidation	479,000	[2]
Land	202,000
Buildings and Improvements	3,355,000
Total	3,557,000	[3]
Accumulated Depreciation (AD)	(2,077,000)
Total Cost Net of Accumulated Depreciation	1,480,000
Encumbrances	1,332,000
Hopkins Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-03	[4]
Property Location	Baltimore, MD
Year Built	Jan 1, 1979
Number of residential units	165
Initial Cost, Land	549,000	[1]
Initial Cost, Buildings and Improvements	5,973,000	[1]
Costs Capitalized Subsequent to Consolidation	3,588,000	[2]
Land	549,000
Buildings and Improvements	9,561,000
Total	10,110,000	[3]
Accumulated Depreciation (AD)	(2,881,000)
Total Cost Net of Accumulated Depreciation	7,229,000
Encumbrances	9,100,000
Hudson Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Pasadena, CA
Year Built	Jan 1, 1983
Number of residential units	41
Initial Cost, Land	914,000	[1]
Initial Cost, Buildings and Improvements	1,548,000	[1]
Costs Capitalized Subsequent to Consolidation	1,240,000	[2]
Land	914,000
Buildings and Improvements	2,788,000
Total	3,702,000	[3]
Accumulated Depreciation (AD)	(726,000)
Total Cost Net of Accumulated Depreciation	2,976,000
Encumbrances	3,139,000
Ingram Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Antonio, TX
Year Built	Jan 1, 1980
Number of residential units	120
Initial Cost, Land	800,000	[1]
Initial Cost, Buildings and Improvements	3,136,000	[1]
Costs Capitalized Subsequent to Consolidation	5,725,000	[2]
Land	800,000
Buildings and Improvements	8,861,000
Total	9,661,000	[3]
Accumulated Depreciation (AD)	(3,797,000)
Total Cost Net of Accumulated Depreciation	5,864,000
Encumbrances	3,630,000
Kirkwood House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	Baltimore, MD
Year Built	Jan 1, 1979
Number of residential units	261
Initial Cost, Land	1,337,000	[1]
Initial Cost, Buildings and Improvements	9,358,000	[1]
Costs Capitalized Subsequent to Consolidation	8,346,000	[2]
Land	1,338,000
Buildings and Improvements	17,703,000
Total	19,041,000	[3]
Accumulated Depreciation (AD)	(5,445,000)
Total Cost Net of Accumulated Depreciation	13,596,000
Encumbrances	16,000,000
La Salle [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	San Francisco, CA
Year Built	Jan 1, 1976
Number of residential units	145
Initial Cost, Land	1,866,000	[1]
Initial Cost, Buildings and Improvements	19,567,000	[1]
Costs Capitalized Subsequent to Consolidation	17,667,000	[2]
Land	1,866,000
Buildings and Improvements	37,234,000
Total	39,100,000	[3]
Accumulated Depreciation (AD)	(21,321,000)
Total Cost Net of Accumulated Depreciation	17,779,000
Encumbrances	17,649,000
La Vista [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Concord, CA
Year Built	Jan 1, 1981
Number of residential units	75
Initial Cost, Land	581,000	[1]
Initial Cost, Buildings and Improvements	4,449,000	[1]
Costs Capitalized Subsequent to Consolidation	4,256,000	[2]
Land	581,000
Buildings and Improvements	8,705,000
Total	9,286,000	[3]
Accumulated Depreciation (AD)	(2,315,000)
Total Cost Net of Accumulated Depreciation	6,971,000
Encumbrances	5,249,000
Loring Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-02	[4]
Property Location	Minneapolis, MN
Year Built	Jan 1, 1975
Number of residential units	230
Initial Cost, Land	886,000	[1]
Initial Cost, Buildings and Improvements	7,445,000	[1]
Costs Capitalized Subsequent to Consolidation	8,170,000	[2]
Land	886,000
Buildings and Improvements	15,615,000
Total	16,501,000	[3]
Accumulated Depreciation (AD)	(5,941,000)
Total Cost Net of Accumulated Depreciation	10,560,000
Encumbrances	10,033,000
Loring Towers Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-03	[4]
Property Location	Salem, MA
Year Built	Jan 1, 1973
Number of residential units	250
Initial Cost, Land	187,000	[1]
Initial Cost, Buildings and Improvements	14,050,000	[1]
Costs Capitalized Subsequent to Consolidation	7,090,000	[2]
Land	187,000
Buildings and Improvements	21,140,000
Total	21,327,000	[3]
Accumulated Depreciation (AD)	(6,718,000)
Total Cost Net of Accumulated Depreciation	14,609,000
Encumbrances	11,528,000
Montblanc Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Dec-03	[4]
Property Location	Yauco, PR
Year Built	Jan 1, 1982
Number of residential units	128
Initial Cost, Land	390,000	[1]
Initial Cost, Buildings and Improvements	3,859,000	[1]
Costs Capitalized Subsequent to Consolidation	654,000	[2]
Land	391,000
Buildings and Improvements	4,512,000
Total	4,903,000	[3]
Accumulated Depreciation (AD)	(2,589,000)
Total Cost Net of Accumulated Depreciation	2,314,000
Encumbrances	3,193,000
New Baltimore [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	New Baltimore, MI
Year Built	Jan 1, 1980
Number of residential units	101
Initial Cost, Land	896,000	[1]
Initial Cost, Buildings and Improvements	2,360,000	[1]
Costs Capitalized Subsequent to Consolidation	5,182,000	[2]
Land	896,000
Buildings and Improvements	7,542,000
Total	8,438,000	[3]
Accumulated Depreciation (AD)	(2,933,000)
Total Cost Net of Accumulated Depreciation	5,505,000
Encumbrances	2,107,000
Newberry Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Chicago, IL
Year Built	Jan 1, 1995
Number of residential units	84
Initial Cost, Land	1,380,000	[1]
Initial Cost, Buildings and Improvements	7,632,000	[1]
Costs Capitalized Subsequent to Consolidation	387,000	[2]
Land	1,380,000
Buildings and Improvements	8,019,000
Total	9,399,000	[3]
Accumulated Depreciation (AD)	(3,269,000)
Total Cost Net of Accumulated Depreciation	6,130,000
Encumbrances	7,066,000
Northpoint [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Chicago, IL
Year Built	Jan 1, 1921
Number of residential units	304
Initial Cost, Land	2,510,000	[1]
Initial Cost, Buildings and Improvements	14,334,000	[1]
Costs Capitalized Subsequent to Consolidation	16,645,000	[2]
Land	2,510,000
Buildings and Improvements	30,979,000
Total	33,489,000	[3]
Accumulated Depreciation (AD)	(20,423,000)
Total Cost Net of Accumulated Depreciation	13,066,000
Encumbrances	18,126,000
O'neil [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Troy, NY
Year Built	Jan 1, 1978
Number of residential units	115
Initial Cost, Land	88,000	[1]
Initial Cost, Buildings and Improvements	4,067,000	[1]
Costs Capitalized Subsequent to Consolidation	1,377,000	[2]
Land	88,000
Buildings and Improvements	5,444,000
Total	5,532,000	[3]
Accumulated Depreciation (AD)	(4,243,000)
Total Cost Net of Accumulated Depreciation	1,289,000
Encumbrances	2,526,000
Panorama Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Bakersfield, CA
Year Built	Jan 1, 1982
Number of residential units	66
Initial Cost, Land	521,000	[1]
Initial Cost, Buildings and Improvements	5,520,000	[1]
Costs Capitalized Subsequent to Consolidation	1,071,000	[2]
Land	521,000
Buildings and Improvements	6,591,000
Total	7,112,000	[3]
Accumulated Depreciation (AD)	(2,432,000)
Total Cost Net of Accumulated Depreciation	4,680,000
Encumbrances	2,087,000
Parc Chateau I [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Lithonia, GA
Year Built	Jan 1, 1973
Number of residential units	86
Initial Cost, Land	592,000	[1]
Initial Cost, Buildings and Improvements	1,442,000	[1]
Costs Capitalized Subsequent to Consolidation	320,000	[2]
Land	592,000
Buildings and Improvements	1,762,000
Total	2,354,000	[3]
Accumulated Depreciation (AD)	(1,698,000)
Total Cost Net of Accumulated Depreciation	656,000
Encumbrances	192,000
Parc Chateau II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Lithonia, GA
Year Built	Jan 1, 1974
Number of residential units	88
Initial Cost, Land	596,000	[1]
Initial Cost, Buildings and Improvements	2,965,000	[1]
Costs Capitalized Subsequent to Consolidation	289,000	[2]
Land	596,000
Buildings and Improvements	3,254,000
Total	3,850,000	[3]
Accumulated Depreciation (AD)	(2,504,000)
Total Cost Net of Accumulated Depreciation	1,346,000
Encumbrances	193,000
Park Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-05	[4]
Property Location	St Louis, MO
Year Built	Jan 1, 1977
Number of residential units	242
Initial Cost, Land	705,000	[1]
Initial Cost, Buildings and Improvements	6,327,000	[1]
Costs Capitalized Subsequent to Consolidation	10,096,000	[2]
Land	705,000
Buildings and Improvements	16,423,000
Total	17,128,000	[3]
Accumulated Depreciation (AD)	(11,603,000)
Total Cost Net of Accumulated Depreciation	5,525,000
Encumbrances	9,097,000
Parkways, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-04	[4]
Property Location	Chicago, IL
Year Built	Jan 1, 1925
Number of residential units	446
Initial Cost, Land	3,426,000	[1]
Initial Cost, Buildings and Improvements	23,257,000	[1]
Costs Capitalized Subsequent to Consolidation	19,236,000	[2]
Land	3,427,000
Buildings and Improvements	42,492,000
Total	45,919,000	[3]
Accumulated Depreciation (AD)	(19,968,000)
Total Cost Net of Accumulated Depreciation	25,951,000
Encumbrances	19,646,000
Pavilion [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-04	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1976
Number of residential units	296
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	15,415,000	[1]
Costs Capitalized Subsequent to Consolidation	1,710,000	[2]
Land	0
Buildings and Improvements	17,125,000
Total	17,125,000	[3]
Accumulated Depreciation (AD)	(6,654,000)
Total Cost Net of Accumulated Depreciation	10,471,000
Encumbrances	7,895,000
Pleasant Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Austin, TX
Year Built	Jan 1, 1982
Number of residential units	100
Initial Cost, Land	1,229,000	[1]
Initial Cost, Buildings and Improvements	2,631,000	[1]
Costs Capitalized Subsequent to Consolidation	3,558,000	[2]
Land	1,229,000
Buildings and Improvements	6,189,000
Total	7,418,000	[3]
Accumulated Depreciation (AD)	(2,756,000)
Total Cost Net of Accumulated Depreciation	4,662,000
Encumbrances	3,092,000
Plummer Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	North Hills, CA
Year Built	Jan 1, 1983
Number of residential units	75
Initial Cost, Land	666,000	[1]
Initial Cost, Buildings and Improvements	2,647,000	[1]
Costs Capitalized Subsequent to Consolidation	1,643,000	[2]
Land	667,000
Buildings and Improvements	4,289,000
Total	4,956,000	[3]
Accumulated Depreciation (AD)	(2,486,000)
Total Cost Net of Accumulated Depreciation	2,470,000
Encumbrances	2,478,000
Portner Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Washington, DC
Year Built	Jan 1, 1980
Number of residential units	48
Initial Cost, Land	698,000	[1]
Initial Cost, Buildings and Improvements	3,753,000	[1]
Costs Capitalized Subsequent to Consolidation	923,000	[2]
Land	697,000
Buildings and Improvements	4,677,000
Total	5,374,000	[3]
Accumulated Depreciation (AD)	(1,378,000)
Total Cost Net of Accumulated Depreciation	3,996,000
Encumbrances	6,171,000
Rivers Edge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Greenville, MI
Year Built	Jan 1, 1983
Number of residential units	49
Initial Cost, Land	310,000	[1]
Initial Cost, Buildings and Improvements	2,097,000	[1]
Costs Capitalized Subsequent to Consolidation	381,000	[2]
Land	311,000
Buildings and Improvements	2,477,000
Total	2,788,000	[3]
Accumulated Depreciation (AD)	(1,779,000)
Total Cost Net of Accumulated Depreciation	1,009,000
Encumbrances	174,000
Riverwoods [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Kankakee, IL
Year Built	Jan 1, 1983
Number of residential units	125
Initial Cost, Land	598,000	[1]
Initial Cost, Buildings and Improvements	4,931,000	[1]
Costs Capitalized Subsequent to Consolidation	3,509,000	[2]
Land	598,000
Buildings and Improvements	8,440,000
Total	9,038,000	[3]
Accumulated Depreciation (AD)	(2,432,000)
Total Cost Net of Accumulated Depreciation	6,606,000
Encumbrances	3,896,000
Round Barn Manor [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Champaign, IL
Year Built	Jan 1, 1979
Number of residential units	156
Initial Cost, Land	810,000	[1]
Initial Cost, Buildings and Improvements	5,134,000	[1]
Costs Capitalized Subsequent to Consolidation	5,929,000	[2]
Land	810,000
Buildings and Improvements	11,063,000
Total	11,873,000	[3]
Accumulated Depreciation (AD)	(2,867,000)
Total Cost Net of Accumulated Depreciation	9,006,000
Encumbrances	4,765,000
San Jose Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-05	[4]
Property Location	San Antonio, TX
Year Built	Jan 1, 1970
Number of residential units	220
Initial Cost, Land	234,000	[1]
Initial Cost, Buildings and Improvements	5,770,000	[1]
Costs Capitalized Subsequent to Consolidation	11,774,000	[2]
Land	234,000
Buildings and Improvements	17,544,000
Total	17,778,000	[3]
Accumulated Depreciation (AD)	(6,877,000)
Total Cost Net of Accumulated Depreciation	10,901,000
Encumbrances	4,635,000
San Juan Del Centro [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-05	[4]
Property Location	Boulder, CO
Year Built	Jan 1, 1971
Number of residential units	150
Initial Cost, Land	439,000	[1]
Initial Cost, Buildings and Improvements	7,110,000	[1]
Costs Capitalized Subsequent to Consolidation	12,638,000	[2]
Land	440,000
Buildings and Improvements	19,747,000
Total	20,187,000	[3]
Accumulated Depreciation (AD)	(8,019,000)
Total Cost Net of Accumulated Depreciation	12,168,000
Encumbrances	12,133,000
Shoreview [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	San Francisco, CA
Year Built	Jan 1, 1976
Number of residential units	156
Initial Cost, Land	1,476,000	[1]
Initial Cost, Buildings and Improvements	19,071,000	[1]
Costs Capitalized Subsequent to Consolidation	19,110,000	[2]
Land	1,476,000
Buildings and Improvements	38,181,000
Total	39,657,000	[3]
Accumulated Depreciation (AD)	(22,537,000)
Total Cost Net of Accumulated Depreciation	17,120,000
Encumbrances	18,930,000
South Bay Villa [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 1981
Number of residential units	80
Initial Cost, Land	1,352,000	[1]
Initial Cost, Buildings and Improvements	2,770,000	[1]
Costs Capitalized Subsequent to Consolidation	3,775,000	[2]
Land	1,352,000
Buildings and Improvements	6,545,000
Total	7,897,000	[3]
Accumulated Depreciation (AD)	(5,196,000)
Total Cost Net of Accumulated Depreciation	2,701,000
Encumbrances	2,921,000
St.George Villas [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	St. George, SC
Year Built	Jan 1, 1984
Number of residential units	40
Initial Cost, Land	86,000	[1]
Initial Cost, Buildings and Improvements	1,025,000	[1]
Costs Capitalized Subsequent to Consolidation	120,000	[2]
Land	86,000
Buildings and Improvements	1,145,000
Total	1,231,000	[3]
Accumulated Depreciation (AD)	(779,000)
Total Cost Net of Accumulated Depreciation	452,000
Encumbrances	446,000
Stonegate Apts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jul-09	[4]
Property Location	Indianapolis, IN
Year Built	Jan 1, 1920
Number of residential units	52
Initial Cost, Land	122,000	[1]
Initial Cost, Buildings and Improvements	2,923,000	[1]
Costs Capitalized Subsequent to Consolidation	464,000	[2]
Land	122,000
Buildings and Improvements	3,387,000
Total	3,509,000	[3]
Accumulated Depreciation (AD)	(1,202,000)
Total Cost Net of Accumulated Depreciation	2,307,000
Encumbrances	1,901,000
Summit Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Burke, VA
Year Built	Jan 1, 1980
Number of residential units	50
Initial Cost, Land	381,000	[1]
Initial Cost, Buildings and Improvements	4,930,000	[1]
Costs Capitalized Subsequent to Consolidation	381,000	[2]
Land	382,000
Buildings and Improvements	5,310,000
Total	5,692,000	[3]
Accumulated Depreciation (AD)	(2,286,000)
Total Cost Net of Accumulated Depreciation	3,406,000
Encumbrances	2,935,000
Tamarac Pines Apartments I [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-04	[4]
Property Location	Woodlands, TX
Year Built	Jan 1, 1980
Number of residential units	144
Initial Cost, Land	363,000	[1]
Initial Cost, Buildings and Improvements	2,775,000	[1]
Costs Capitalized Subsequent to Consolidation	3,761,000	[2]
Land	363,000
Buildings and Improvements	6,536,000
Total	6,899,000	[3]
Accumulated Depreciation (AD)	(2,988,000)
Total Cost Net of Accumulated Depreciation	3,911,000
Encumbrances	3,962,000
Tamarac Pines Apartments II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-04	[4]
Property Location	Woodlands, TX
Year Built	Jan 1, 1980
Number of residential units	156
Initial Cost, Land	266,000	[1]
Initial Cost, Buildings and Improvements	3,195,000	[1]
Costs Capitalized Subsequent to Consolidation	4,196,000	[2]
Land	266,000
Buildings and Improvements	7,391,000
Total	7,657,000	[3]
Accumulated Depreciation (AD)	(3,416,000)
Total Cost Net of Accumulated Depreciation	4,241,000
Encumbrances	4,292,000
Terry Manor [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-05	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 1977
Number of residential units	170
Initial Cost, Land	1,997,000	[1]
Initial Cost, Buildings and Improvements	5,848,000	[1]
Costs Capitalized Subsequent to Consolidation	6,590,000	[2]
Land	1,997,000
Buildings and Improvements	12,438,000
Total	14,435,000	[3]
Accumulated Depreciation (AD)	(8,479,000)
Total Cost Net of Accumulated Depreciation	5,956,000
Encumbrances	6,637,000
Tompkins Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Beacon, NY
Year Built	Jan 1, 1974
Number of residential units	193
Initial Cost, Land	872,000	[1]
Initial Cost, Buildings and Improvements	6,827,000	[1]
Costs Capitalized Subsequent to Consolidation	13,594,000	[2]
Land	872,000
Buildings and Improvements	20,421,000
Total	21,293,000	[3]
Accumulated Depreciation (AD)	(6,776,000)
Total Cost Net of Accumulated Depreciation	14,517,000
Encumbrances	7,507,000
University Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1978
Number of residential units	442
Initial Cost, Land	702,000	[1]
Initial Cost, Buildings and Improvements	12,201,000	[1]
Costs Capitalized Subsequent to Consolidation	11,473,000	[2]
Land	702,000
Buildings and Improvements	23,674,000
Total	24,376,000	[3]
Accumulated Depreciation (AD)	(9,679,000)
Total Cost Net of Accumulated Depreciation	14,697,000
Encumbrances	17,813,000
Van Nuys Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan 1, 1981
Number of residential units	299
Initial Cost, Land	3,576,000	[1]
Initial Cost, Buildings and Improvements	21,226,000	[1]
Costs Capitalized Subsequent to Consolidation	21,481,000	[2]
Land	3,576,000
Buildings and Improvements	42,707,000
Total	46,283,000	[3]
Accumulated Depreciation (AD)	(11,801,000)
Total Cost Net of Accumulated Depreciation	34,482,000
Encumbrances	24,974,000
Verdes Del Oriente [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-10	[4]
Property Location	San Pedro, CA
Year Built	Jan 1, 1976
Number of residential units	113
Initial Cost, Land	1,139,000	[1]
Initial Cost, Buildings and Improvements	7,044,000	[1]
Costs Capitalized Subsequent to Consolidation	582,000	[2]
Land	1,139,000
Buildings and Improvements	7,626,000
Total	8,765,000	[3]
Accumulated Depreciation (AD)	(3,456,000)
Total Cost Net of Accumulated Depreciation	5,309,000
Encumbrances	5,157,000
Villa De Guadalupe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-10	[4]
Property Location	San Jose, CA
Year Built	Jan 1, 1982
Number of residential units	101
Initial Cost, Land	1,781,000	[1]
Initial Cost, Buildings and Improvements	7,197,000	[1]
Costs Capitalized Subsequent to Consolidation	344,000	[2]
Land	1,781,000
Buildings and Improvements	7,541,000
Total	9,322,000	[3]
Accumulated Depreciation (AD)	(2,867,000)
Total Cost Net of Accumulated Depreciation	6,455,000
Encumbrances	6,779,000
Village Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Catonsville, MD
Year Built	Jan 1, 1980
Number of residential units	181
Initial Cost, Land	2,127,000	[1]
Initial Cost, Buildings and Improvements	5,188,000	[1]
Land	2,127,000
Buildings and Improvements	7,071,000
Total	9,198,000	[3]
Accumulated Depreciation (AD)	(5,291,000)
Total Cost Net of Accumulated Depreciation	3,907,000
Encumbrances	3,754,000
Villas of Mount Dora [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Jan-10	[4],[5]
Property Location	Mt. Dora, FL	[5]
Year Built	Jan 1, 1979	[5]
Number of residential units	70	[5]
Initial Cost, Land	322,000	[1]
Initial Cost, Buildings and Improvements	1,828,000	[1]
Costs Capitalized Subsequent to Consolidation	239,000	[2]
Land	323,000
Buildings and Improvements	1,534,000
Total	1,857,000	[3]
Accumulated Depreciation (AD)	(265,000)
Total Cost Net of Accumulated Depreciation	1,592,000
Encumbrances	1,583,000
Wah Luck House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Washington, DC
Year Built	Jan 1, 1982
Number of residential units	153
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	7,772,000	[1]
Costs Capitalized Subsequent to Consolidation	722,000	[2]
Land	0
Buildings and Improvements	8,494,000
Total	8,494,000	[3]
Accumulated Depreciation (AD)	(2,357,000)
Total Cost Net of Accumulated Depreciation	6,137,000
Encumbrances	7,452,000
Walnut Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Cincinnati, OH
Year Built	Jan 1, 1983
Number of residential units	198
Initial Cost, Land	826,000	[1]
Initial Cost, Buildings and Improvements	5,608,000	[1]
Costs Capitalized Subsequent to Consolidation	5,405,000	[2]
Land	826,000
Buildings and Improvements	11,013,000
Total	11,839,000	[3]
Accumulated Depreciation (AD)	(4,018,000)
Total Cost Net of Accumulated Depreciation	7,821,000
Encumbrances	5,500,000
Washington Square West [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-04	[4]
Property Location	Philadelphia, PA
Year Built	Jan 1, 1982
Number of residential units	132
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	11,169,000	[1]
Costs Capitalized Subsequent to Consolidation	6,710,000	[2]
Land	582,000
Buildings and Improvements	17,879,000
Total	18,461,000	[3]
Accumulated Depreciation (AD)	(11,841,000)
Total Cost Net of Accumulated Depreciation	6,620,000
Encumbrances	3,700,000
Whitefield Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	San Antonio, TX
Year Built	Jan 1, 1980
Number of residential units	80
Initial Cost, Land	219,000	[1]
Initial Cost, Buildings and Improvements	3,151,000	[1]
Costs Capitalized Subsequent to Consolidation	2,681,000	[2]
Land	219,000
Buildings and Improvements	5,832,000
Total	6,051,000	[3]
Accumulated Depreciation (AD)	(2,847,000)
Total Cost Net of Accumulated Depreciation	3,204,000
Encumbrances	2,154,000
Willow Wood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan 1, 1984
Number of residential units	19
Initial Cost, Land	1,051,000	[1]
Initial Cost, Buildings and Improvements	840,000	[1]
Costs Capitalized Subsequent to Consolidation	237,000	[2]
Land	1,051,000
Buildings and Improvements	1,077,000
Total	2,128,000	[3]
Accumulated Depreciation (AD)	(377,000)
Total Cost Net of Accumulated Depreciation	1,751,000
Encumbrances	1,030,000
Winter Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-04	[4]
Property Location	St Louis, MO
Year Built	Jan 1, 1920
Number of residential units	112
Initial Cost, Land	300,000	[1]
Initial Cost, Buildings and Improvements	3,072,000	[1]
Costs Capitalized Subsequent to Consolidation	4,596,000	[2]
Land	300,000
Buildings and Improvements	7,668,000
Total	7,968,000	[3]
Accumulated Depreciation (AD)	(1,982,000)
Total Cost Net of Accumulated Depreciation	5,986,000
Encumbrances	3,592,000
Woodland Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	Jackson, MI
Year Built	Jan 1, 1980
Number of residential units	125
Initial Cost, Land	320,000	[1]
Initial Cost, Buildings and Improvements	3,875,000	[1]
Costs Capitalized Subsequent to Consolidation	4,538,000	[2]
Land	321,000
Buildings and Improvements	8,412,000
Total	8,733,000	[3]
Accumulated Depreciation (AD)	(4,521,000)
Total Cost Net of Accumulated Depreciation	4,212,000
Encumbrances	3,469,000
Other [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	0	[6]
Initial Cost, Land	1,756,000	[1],[6]
Initial Cost, Buildings and Improvements	2,442,000	[1],[6]
Costs Capitalized Subsequent to Consolidation	6,288,000	[2],[6]
Land	1,754,000	[6]
Buildings and Improvements	8,732,000	[6]
Total	10,486,000	[3],[6]
Accumulated Depreciation (AD)	(3,600,000)	[6]
Total Cost Net of Accumulated Depreciation	6,886,000	[6]
Encumbrances	$ 0	[6]

[1]	For 2008 and prior periods, costs to acquire the noncontrolling interest���s share of our consolidated real estate partnerships were capitalized as part of the initial cost.
[2]	Costs capitalized subsequent to consolidation includes costs capitalized since acquisition or first consolidation of the partnership/property.
[3]	The aggregate cost of land and depreciable property for federal income tax purposes was approximately $3.6 billion at December 31, 2012.
[4]	Date we acquired the property or first consolidated the partnership which owns the property.
[5]	The current carrying value of the property reflects an impairment loss recognized during the current period or prior periods.
[6]	Other includes land parcels, commercial properties and other related costs. We exclude such properties from our residential unit counts

Real Estate and Accumulated Depreciation (Summary) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real Estate
Balance at beginning of year	$ 8,917,137,000		$ 9,468,165,000		$ 9,718,978,000
Additions during the year:
Newly consolidated assets	0		0		69,410,000
Acquisitions	131,374,000		44,681,000		0
Capital additions	272,103,000		207,263,000		175,329,000
Deductions during the year:
Casualty and other write-offs	(62,589,000)	[1]	(192,542,000)	[1]	(15,865,000)	[1]
Reclassification of real estate included in sale of asset management business	(160,420,000)		0		0
Sales	(764,186,000)		(610,430,000)		(479,687,000)
Balance at end of year	8,333,419,000		8,917,137,000		9,468,165,000
Accumulated Depreciation
Balance at beginning of year	2,872,190,000		2,934,912,000		2,723,844,000
Additions during the year
Depreciation	353,414,000		382,213,000		422,099,000
Newly consolidated assets	(7,439,000)		0		(12,348,000)
Deductions during the year:
Casualty and other write-offs	(39,430,000)	[1]	(173,941,000)	[1]	(4,831,000)	[1]
Reclassification of real estate included in sale of asset management business	(33,394,000)		0		0
Sales	(324,576,000)		(270,994,000)		(193,852,000)
Balance at end of year	2,820,765,000		2,872,190,000		2,934,912,000
Write-off of fully depreciated assets	$ 38,700,000		$ 165,900,000

[1]	Includes the write-off of fully depreciated assets totaling $38.7 million and $165.9 million during the years ended December��31, 2012